                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5514
                      (Investment Company Act File Number)

                            MTB Group of Funds, Inc.

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                                C. Grant Anderson
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/04

               Date of Reporting Period: Six months ended 10/31/03

Item 1.     Reports to Stockholders

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2003

MTB Fund

U.S. Treasury Money Market Fund
U.S. Government Money Market Fund
Tax-Free Money Market Fund
Money Market Fund
Prime Money Market Fund
New York Tax-Free Money Market Fund
Pennsylvania Tax-Free Money Market Fund
Short Duration Government Bond Fund
Short-Term Corporate Bond Fund
U.S. Government Bond Fund
New York Municipal Bond Fund
Pennsylvania Municipal Bond Fund
Maryland Municipal Bond Fund
Intermediate-Term Bond Fund
Income Fund
Managed Allocation Fund -- Conservative Growth
Managed Allocation Fund -- Moderate Growth
Managed Allocation Fund -- Aggressive Growth
Balanced Fund
Social Balanced Fund
Equity Income Fund
Large Cap Value Fund
Equity Index Fund
Large Cap Stock Fund
Large Cap Growth Fund
Multi Cap Growth Fund
Mid Cap Stock Fund
Mid Cap Growth Fund
Small Cap Stock Fund
Small Cap Growth Fund
International Equity Fund

Last Meeting of Shareholders

1. A Special Meeting of VISION Large Cap Core Fund, VISION Intermediate Term Bond Fund and VISION Pennsylvania Municipal Income Fund shareholders was held on August 14, 2003. On June 16, 2003, the record date for shareholders voting at the meeting, there were 15,181,352 total outstanding shares for VISION Large Cap Core Fund, 14,264,707 total outstanding shares for VISION Intermediate Term Bond Fund, and 8,048,091 total outstanding shares for VISION Pennsylvania Municipal Income Fund. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To approve or disapprove an Agreement and Plan of Reorganization between the Trust, on behalf of the Acquired VISION Fund and on behalf of a corresponding newly-created VISION Fund (the "Acquiring VISION Fund") whereby the Acquiring VISION Fund would acquire all of the assets of the corresponding Acquired VISION Fund in exchange solely for the Acquiring VISION Fund's assumption of the Acquired VISION Fund's liabilities and the Acquiring VISION Fund's shares, to be distributed pro rata by the Acquired VISION Fund to the holders of its shares, in complete liquidation of the Acquired VISION Fund.

VISION LARGE CAP CORE FUND

For

Against

Abstentions and Broker Non-Votes
12,853,216	481	8,692

VISION INTERMEDIATE TERM BOND FUND

For

Against

Abstentions and Broker Non-Votes
13,182,640	410	3,277

VISION PENNSYLVANIA MUNICIPAL INCOME FUND

For

Against

Abstentions and Broker Non-Votes
6,194,546	47,081	20,241

2. A Special Meeting of ARK Funds shareholders was held on August 14, 2003. On June 16, 2003, the record date for shareholders voting at the meeting, the following were the total outstanding shares for each ARK Fund: Balanced Portfolio -- 13,986,354; Blue Chip Equity Portfolio -- 14,724,346; Capital Growth Portfolio -- 11,694,671; Emerging Markets Equity Portfolio -- 632,046; Equity Income Portfolio -- 8,165,486; Equity Index Portfolio -- 13,074,898; Income Portfolio -- 24,139,435; Intermediate Fixed Income Portfolio -- 12,183,364; International Equity Portfolio -- 3,230,741; Maryland Tax-Free Portfolio -- 12,246,154; Mid-Cap Equity Portfolio -- 6,894,915; Money Market Portfolio -- 1,067,650,001; Pennsylvania Tax-Free Money Market Portfolio -- 20,280,150; Pennsylvania Tax-Free Portfolio -- 15,229,183; Prime Cash Management Portfolio -- 49,256,477; Short-Term Bond Portfolio -- 5,964,969; Short-Term Treasury Portfolio -- 5,911,227; Small-Cap Equity Portfolio -- 9,391,170; Social Issues Blue Chip Equity Portfo lio -- 106,992; Social Issues Capital Growth Portfolio -- 24,862; Social Issues Intermediate Fixed Income Portfolio -- 313,320; Social Issues Small-Cap Equity Portfolio -- 64,213; Tax-Free Cash Management Portfolio -- 13,070,114; Tax-Free Money Market Portfolio -- 185,134,326; U.S. Government Bond Portfolio -- 9,652,734; U.S. Government Cash Management Portfolio -- 918,439,732; U.S. Government Money Market Portfolio -- 1,750,082,420; U.S. Treasury Cash Management Portfolio -- 39,145,889; U.S. Treasury Money Market Portfolio -- 437,284,370; and Value Equity Portfolio -- 22,957,304. The following item was considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To approve or disapprove an Agreement and Plan of Reorganization between the Trust, on behalf of the ARK Fund, and the VISION Group of Funds, on behalf of a corresponding VISION Fund series (the "Acquiring Fund"), whereby the Acquiring Fund would acquire all of the assets of the corresponding ARK Fund in exchange for the Acquiring Fund's assumption of the ARK Fund's liabilities and the Acquiring Fund's shares, to be distributed pro rata by the ARK Fund to the holders of its shares, in complete liquidation of the ARK Fund.

ARK BALANCED PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
10,165,223	20,848	51,938

ARK BLUE CHIP EQUITY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
10,689,845	9,027	17,575

ARK CAPITAL GROWTH PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
7,844,404	33,534	20,966

ARK EQUITY INCOME PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
7,467,246	2,181	1,128

ARK EQUITY INDEX PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
11,551,214	113,522	1,874

ARK INCOME PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
21,606,831	96,961	16,088

ARK INTERMEDIATE FIXED INCOME PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
11,426,690	6,356	2,987

ARK INTERNATIONAL EQUITY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
1,901,491	21,452	5,292

ARK MARYLAND TAX-FREE PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
10,042,252	48,089	9,252

ARK MID-CAP EQUITY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
6,248,412	1,658	680

ARK MONEY MARKET PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
540,675,128	5,234,477	16,724,862

ARK PENNSYLVANIA TAX-FREE MONEY MARKET PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
17,460,114	25,238	83,871

ARK PENNSYLVANIA TAX-FREE PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
13,140,183	0	384

ARK PRIME CASH MANAGEMENT PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
25,547,471	0	0

ARK SHORT-TERM BOND PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
5,363,330	23,012	1,524

ARK SHORT-TERM TREASURY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
4,911,536	737	2,888

ARK SMALL-CAP EQUITY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
4,590,026	226,035	59,750

ARK SOCIAL ISSUES BLUE CHIP EQUITY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
106,991	0	0

ARK SOCIAL ISSUES CAPITAL GROWTH PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
16,293	0	0

ARK SOCIAL ISSUES INTERMEDIATE FIXED INCOME PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
313,318	0	0

ARK TAX-FREE CASH MANAGEMENT PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
12,991,841	0	0

ARK TAX-FREE MONEY MARKET PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
113,390,140	0	11,319

ARK U.S. GOVERNMENT BOND PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
8,891,705	1,677	5,395

ARK U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
774,520,280	0	0

ARK U.S. GOVERNMENT MONEY MARKET PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
1,373,156,571	1,368,905	4,796,424

ARK U.S. TREASURY MONEY MARKET PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
332,793,583	945	31,637

ARK VALUE EQUITY PORTFOLIO

For

Against

Abstentions and Broker Non-Votes
18,922,884	51,260	12,991

Portfolios of Investments

MTB U.S. Treasury Money Market Fund

Description	Principal Amount	Value
U.S. TREASURY -- 100.1%
U.S. Treasury Bills
United States Treasury Bills, 0.810% - 1.100%, 11/6/2003 - 4/1/2004	$1,089,123,000	$1,087,653,771

		Value
TOTAL INVESTMENTS -- 100.1% (AT AMORTIZED COST)		$1,087,653,771

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%		$(652,535)

TOTAL NET ASSETS -- 100%		$1,087,001,236

See Notes to Portfolios of Investments

MTB U.S. Government Money Market Fund

Description		Principal Amount	Value
GOVERNMENT AGENCIES -- 93.0%
	FEDERAL HOME LOAN BANK -- 12.8%
[1]	Discount Notes, 0.920% - 1.000%, 11/19/2003 - 12/10/2003	$185,940,000	$185,829,180
[2]	Floating Rate Notes, 0.990% - 1.010%, 11/28/2003	55,000,000	54,986,855
	1.300% - 6.375%, 11/14/2003 - 6/28/2004	67,950,000	68,282,426

	TOTAL FEDERAL HOME LOAN BANK		$309,098,461

	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 37.4%
[1]	Discount Notes, 1.000% -1.100%, 11/3/2003 - 4/1/2004	582,500,000	581,381,085
[2]	Floating Rate Notes, 1.110%, 1/7/2004	235,000,000	235,000,000
	3.750% - 6.375%, 11/15/2003 - 4/15/2004	83,450,000	84,248,280

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$900,629,365

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 42.8%
[1]	Discount Notes, 0.940% - 1.050%, 11/5/2003 - 2/26/2004	$865,776,000	$864,916,976
[2]	Floating Rate Notes, 1.050%, 1/20/2004	25,000,000	24,990,858
	4.750% - 5.125%, 11/14/2003 - 2/13/2004	139,580,000	141,125,833

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$1,031,033,667

TOTAL GOVERNMENT AGENCIES			$2,240,761,493

REPURCHASE AGREEMENT -- 6.9%
	Repurchase agreement with State Street Corp., dated 10/31/2003 due 11/3/2003 at 0.950%, collateralized by a U.S. Treasury Obligation with maturity of 4/1/2004 (repurchase proceeds $165,800,125)	165,787,000	$165,787,000

TOTAL INVESTMENTS -- 99.9% (AT AMORTIZED COST)			$2,406,548,493

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%			$1,769,424

TOTAL NET ASSETS -- 100%			$2,408,317,917

See Notes to Portfolios of Investments

MTB Tax-Free Money Market Fund

Description	Principal Amount	Value
3SHORT-TERM MUNICIPALS -- 100.8%
ALABAMA -- 0.5%
Mobile, AL, Industrial Development Board Dock & Wharf, Revenue Bonds Weekly VRDNs	$900,000	$900,000
CALIFORNIA -- 2.5%
Oakland, CA, Joint Powers Financing Authority, Revenue Bonds Weekly VRDNs (Dexia Credit Local LOC)	4,300,000	4,300,000
COLORADO -- 0.3%
Colorado Postsecondary Educational Facilities, Revenue Bonds Weekly VRDNs (Pro Rodeo Hall of Fame)/(Fifth Third Bank, Cincinnati LOC)	470,000	470,000
DISTRICT OF COLUMBIA -- 0.9%
District of Columbia, 0.85% CP, Mandatory Tender 11/19/2003	1,000,000	1,000,000
District of Columbia, 0.85% CP, Mandatory Tender 11/19/2003	500,000	500,000

TOTAL DISTRICT OF COLUMBIA		$1,500,000

FLORIDA -- 4.3%
Florida Housing Finance Agency, Multi-Family Housing Revenue Bonds (1985 Series AA) Weekly VRDNs (Parrot's Landing)/(FNMA COL)	2,900,000	2,900,000
Lee County, FL, HFA, Revenue Bonds Weekly VRDNs	2,400,000	2,400,000
Pinellas County, FL, HFA, Refunding Revenue Bonds Weekly VRDNs (MBIA Insurance Corp. INS)	2,000,000	2,000,000

TOTAL FLORIDA		$7,300,000

GEORGIA -- 0.9%
De Kalb County, GA, Multi-Family Housing Authority, WintersCreek Apartments Weekly VRDNs (FNMA COL)	1,600,000	1,600,000
ILLINOIS -- 2.2%
Illinois Development Finance Authority, PCR, Refunding Revenue Bonds Daily VRDNs	200,000	200,000
Illinois Health Facilities Authority, (Series 1998B) Weekly VRDNs (Rush-Presbyterian St. Luke's Medical)/(MBIA Insurance Corp. INS)/(Bank One N.A. (Chicago) LIQ)	3,500,000	3,500,000

TOTAL ILLINOIS		$3,700,000

INDIANA -- 0.9%
Columbus Industrial Revenue, Quinco Consulting Center Weekly VRDNs	$300,000	$300,000
Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs	1,300,000	1,300,000

TOTAL INDIANA		$1,600,000

IOWA -- 1.1%
Iowa School Corporations, (Series B), 2.25% Bonds, 1/30/2004	1,800,000	1,805,135
LOUISIANA -- 1.8%
Lake Charles, LA, Harbor & Revenue District, Refunding Revenue Bonds Weekly VRDNs	3,000,000	3,000,000
MARYLAND -- 15.4%
Gaithersburg, MD, Economic Development Weekly VRDNs (MBIA Insurance Corp. LOC)	5,650,000	5,650,000
Howard County, MD, Multifamily Revenue, Refunding Revenue Bonds Weekly VRDNs	1,750,000	1,750,000
Howard County, MD, 0.95% CP, Mandatory Tender 1/13/2004	5,000,000	5,000,000
Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs	1,983,000	1,983,000
Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	5,650,000	5,650,000
Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs (Bank One N.A. (Chicago) LOC)	1,300,000	1,300,000
Maryland State Health & Higher Educational Facilities Authority, (Series 1998A) Weekly VRDNs (Charlestown Community)/(Wachovia Bank N.A. LOC)	3,445,000	3,445,000
Washington County, MD, (Series 1999), 2.00% TOBs (St. James School, MD)/(PNC Bank, N.A. LOC), Mandatory Tender 11/1/2003	1,500,000	1,500,000

TOTAL MARYLAND		$26,278,000

MICHIGAN -- 1.7%
Detroit, MI, Water Supply System, (Series C) Weekly VRDNs	2,900,000	2,900,000
MISSISSIPPI -- 0.3%
Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)	500,000	500,000
MISSOURI -- 0.1%
Missouri State HEFA, (Series 1996B) Daily VRDNs (Washington University)	200,000	200,000
MONTANA -- 0.6%
Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs	$1,000,000	$1,000,000
NEVADA -- 0.4%
Clark County, NV, Airport System, (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(National Westminster Bank PLC LIQ)	700,000	700,000
NEW HAMPSHIRE -- 1.2%
New Hampshire State HFA, Revenue Bonds Weekly VRDNs (FNMA LOC)	2,000,000	2,000,000
NEW JERSEY -- 1.4%
New Jersey State, GO Unlimited Weekly VRDNs (Chase Manhattan Bank (USA) N.A., Wilmington LOC)	2,400,000	2,400,000
NEW YORK -- 3.5%
New York City, NY, (1995 Series F-2) Weekly VRDNs	1,000,000	1,000,000
Suffolk County, NY, Tax Anticipation Note, 2.00% TANs, 9/8/2004	5,000,000	5,045,950

TOTAL NEW YORK		$6,045,950

NORTH CAROLINA -- 4.7%
Charlotte, NC, Airport, Refunding Revenue Bonds (Series 1993A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Industrial Bank of Japan Ltd., Tokyo LIQ)	3,150,000	3,150,000
Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	2,000,000	2,000,000
Greensboro, NC, (Series B) Weekly VRDNs (Wachovia Bank N.A. LOC)	1,000,000	1,000,000
North Carolina Educational Facilities Finance Agency, Revenue Bonds Weekly VRDNs (Bank of America N.A. LOC)	1,900,000	1,900,000

TOTAL NORTH CAROLINA		$8,050,000

OHIO -- 2.3%
Allen County, OH, GO, 1.50% Bonds (AMBAC LOC), 12/1/2003	525,000	525,000
Butler County, OH, Healthcare Facilities, Revenue Bonds Weekly VRDNs (UC Physicians LLC)/(Fifth Third Bank, Cincinnati LOC)	1,900,000	1,900,000
Wood County, OH, EDRB, Revenue Bonds Weekly VRDNs (Northwest, OH Carpenters)/(Fifth Third Bank, Cincinnati LOC)	1,545,000	1,545,000

TOTAL OHIO		$3,970,000

OREGON -- 2.4%
Oregon State, 2.25% TANs, 11/15/2004	4,000,000	4,048,484
PENNSYLVANIA -- 32.7%
Allegheny County, PA, HDA, (Series A of 2000), 1.15% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2004	2,200,000	2,200,000
Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	800,000	800,000
Allentown, PA, Commercial and IDA, (Series 1999) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC)	$100,000	$100,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs	3,000,000	3,000,000
Berks County, PA, Revenue Bond Weekly VRDNs (MBIA Insurance Corp. LOC)/(Wachovia Bank N.A. SA)	1,000,000	1,000,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (Christian Life Center)/(First Union National Bank LOC)	600,000	600,000
Chester County, PA, HEFA, Revenue Bonds Weekly VRDNs (Barclay Friends)/(First Union National Bank LOC)	945,000	945,000
Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC)	225,000	225,000
Chester County, PA, IDA, The Woods Project Weekly VRDNs (PNC Bank, N.A. LOC)	360,000	360,000
Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs	2,030,000	2,030,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs	2,870,000	2,870,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs	4,305,000	4,305,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs	5,700,000	5,700,000
Delaware Valley, PA, Regional Finance Authority, (Series D) Weekly VRDNs	200,000	200,000
Emmaus, PA, General Authority, (Series A) Weekly VRDNs	2,600,000	2,600,000
Emmaus, PA, General Authority, (Series E) Weekly VRDNs (Goldman Sachs & Co. LOC)	3,000,000	3,000,000
Emmaus, PA, General Authority, (Series G) Weekly VRDNs (Goldman Sachs & Co. LOC)	50,000	50,000
Emmaus, PA, General Authority, Refunding Revenue Bonds Weekly VRDNs (Goldman Sachs & Co. LOC)	2,800,000	2,800,000
Erie, PA, Higher Education Building Authority, (Series F), 1.40% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2004	1,000,000	1,000,000
Harrisburg, PA, Water Authority, Refunding Revenue Bond, (Series A) Weekly VRDNs	135,000	135,000
Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (AMBAC LOC)	1,770,000	1,770,000
Lehigh County, PA, General Purpose Authority Daily VRDNs	400,000	400,000
Lehigh County, PA, IDA Weekly VRDNs (First Union National Bank LOC)	900,000	900,000
Lehigh County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (Rabobank Nederland, Utrecht LOC)	1,500,000	1,500,000
Luzerne County, PA, Convention Center, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC)	1,350,000	1,350,000
Montgomery County, PA, Redevelopment Authority, Revenue Bonds Weekly VRDNs	$600,000	$600,000
Moon Township, PA, IDA, Revenue Bonds Weekly VRDNs (PNC Bank, N.A. LOC)	550,000	550,000
New Castle, PA, Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)	600,000	600,000
Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (Glade Run Luthern Services)/ (PNC Bank, N.A. LOC)	475,000	475,000
Pennsylvania State University, (Series A) Weekly VRDNs (Go of University LOC)	1,300,000	1,300,000
Philadelphia, PA, Authority for Industrial Development Daily VRDNs (New Courtland Elder Services)/(PNC Bank, N.A. LOC)	1,250,000	1,250,000
Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (AMBAC LOC)	3,900,000	3,900,000
Philadelphia, PA, 2.00% TRANs, 6/30/2004	5,500,000	5,537,469
Schuylkill County, PA, (GO UT) Weekly VRDNs (AMBAC LOC)	400,000	400,000
Temple University, Higher Education, 1.20% Bonds (Go of University LOC), 5/4/2004	1,300,000	1,300,000

TOTAL PENNSYLVANIA		$55,752,469

SOUTH CAROLINA -- 0.3%
South Carolina Jobs-EDA, Refunding Revenue Bonds Weekly VRDNs (Bank of America LOC)	500,000	500,000
TEXAS -- 11.4%
Georgetown, TX, Higher Education Weekly VRDNs (Chase Manhattan Corp. LOC)	3,000,000	3,000,000
Midlothian, TX, Industrial Development Corp. Pollution Control, Revenue Bonds Weekly VRDNs	1,900,000	1,900,000
Splendora, TX, Higher Education Facilities Corp., (Series A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC)	3,600,000	3,600,000
Texas Higher Education Authority, (Series B) Weekly VRDNs	$1,555,000	$1,555,000
Texas Municipal Gas Corp., Refunding Revenue Bonds Weekly VRDNs	1,550,000	1,550,000
Texas State, 2.00% TRANs, 8/31/2004	5,000,000	5,034,910
Texas Turnpike Authority, First Tier Weekly VRDNs (AMBAC LOC)	2,800,000	2,800,000

TOTAL TEXAS		$19,439,910

UTAH -- 1.1%
Emery County, Utah, (Series 1994) Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	40,000	40,000
Emery County, Utah, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(Credit Suisse First Boston LOC)	1,800,000	1,800,000

TOTAL UTAH		$1,840,000

VERMONT -- 2.4%
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C) Weekly VRDNs (AMBAC LOC)	1,000,000	1,000,000
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E) Weekly VRDNs (AMBAC LOC)	3,100,000	3,100,000

TOTAL VERMONT		$4,100,000

WASHINGTON -- 3.5%
Washington State Public Power Supply System, (Series 1A-3) Weekly VRDNs	5,300,000	5,300,000
Washington State Public Power Supply System, (Series CMC2) Weekly VRDNs (Chase Manhattan Grantor Trust LIQ)/(AMBAC LOC)	700,000	700,000

TOTAL WASHINGTON		$6,000,000

TOTAL INVESTMENTS -- 100.8% (AT AMORTIZED COST)		$171,899,948

OTHER ASSETS AND LIABILITIES -- NET -- (0.8)%		$(1,355,900)

TOTAL NET ASSETS -- 100%		$170,544,048

See Notes to Portfolios of Investments

MTB Money Market Fund

Description	Principal Amount	Value
CERTIFICATE OF DEPOSIT -- 0.0%
COMMERCIAL BANK -- 0.0%
Canadian Imperial Bank of Commerce, 1.170%, 4/12/2004	$1,000,000	$1,000,315
1COMMERCIAL PAPER -- 32.8%
ASSET-BACKED -- 2.0%
CIESCO LP, 1.040%, 12/2/2003	45,000,000	44,959,700
COMMERCIAL BANKS -- 3.3%
Citicorp, 1.050%, 12/8/2003	75,000,000	74,919,063
COMPUTERS & PERIPHERALS -- 1.6%
International Business Machines Corp., 1.040%, 12/16/2003	36,000,000	35,953,200
CONSUMER FINANCE -- 3.9%
American General Finance Corp., 1.090%, 3/12/2004	90,000,000	89,640,300
DIVERSIFIED -- 3.8%
General Electric Capital Services, 1.230%, 7/13/2004	87,000,000	86,242,013
FOOD & BEVERAGE -- 3.9%
Nestle Capital Corp., 1.040%, 11/21/2003	90,000,000	89,948,000
FOOD & STAPLES RETAILING -- 4.1%
Wal-Mart Stores, Inc., 1.020%, 12/2/2003	93,000,000	92,918,315
INSURANCE -- 5.8%
AIG Funding, Inc., 1.040%, 1/5/2004	75,000,000	74,859,167
Prudential Funding Corp., 1.020%, 11/24/2003	58,000,000	57,962,203

TOTAL INSURANCE		$132,821,370

PERSONAL CREDIT -- 4.4%
American Express Credit Corp., 1.040%, 12/4/2003	100,000,000	99,904,667

TOTAL COMMERCIAL PAPER		$747,306,628

CORPORATE BONDS -- 11.6%
CAPITAL MARKETS -- 5.3%
Bear Stearns Cos., Inc., 6.150%, 3/2/2004	23,602,000	23,963,557
Bear Stearns Cos., Inc., 6.625%, 1/15/2004	3,000,000	3,031,945
Bear Stearns Cos., Inc., 8.750%, 3/15/2004	6,000,000	6,169,592
JP Morgan Chase Bank, 5.370%, 2/27/2004	40,000,000	40,533,635
Lehman Brothers Holdings, Inc., 7.375%, 5/15/2004	$5,565,000	$5,745,784
Lehman Brothers, Inc., 7.360%, 12/15/2003	7,000,000	7,046,140
Mellon Financial Corp., 5.750%, 11/15/2003	9,990,000	10,007,032
Morgan Stanley, 1.560%, 3/9/2004	23,000,000	23,037,169
Morgan Stanley, 5.625%, 1/20/2004	2,000,000	2,018,498

TOTAL CAPITAL MARKETS		$121,553,352

COMMERCIAL BANKS -- 3.6%
Bank of America N.A., 1.400%, 3/12/2004	25,000,000	25,030,887
Bank One Corp., 5.625%, 2/17/2004	14,750,000	14,948,150
Bank One Corp., 7.250%, 8/15/2004	2,413,000	2,524,614
BankBoston Corp., 6.625%, 2/1/2004	31,735,000	32,155,567
First Interstate Bancorp, 9.125%, 2/1/2004	5,000,000	5,096,640
FleetBoston Financial Corp., 8.125%, 7/1/2004	1,000,000	1,045,176
U.S. Bancorp, 6.000%, 5/15/2004	1,500,000	1,536,851

TOTAL COMMERCIAL BANKS		$82,337,885

DIVERSIFIED FINANCIAL SERVICES -- 1.0%
CIT Group, Inc., 5.500%, 2/15/2004	1,900,000	1,922,377
CIT Group, Inc., 5.570%, 12/8/2003	3,600,000	3,614,777
CIT Group, Inc., 5.625%, 5/17/2004	14,685,000	15,022,348
CIT Group, Inc., 7.500%, 11/14/2003	650,000	651,410
Heller Financial, Inc., 6.000%, 3/19/2004	1,050,000	1,068,407

TOTAL DIVERSIFIED FINANCIAL SERVICES		$22,279,319

PERSONAL CREDIT -- 1.7%
Associates Corp. of North America, 5.750%, 11/1/2003	38,800,000	38,800,000

TOTAL CORPORATE BONDS		$264,970,556

CORPORATE NOTES -- 1.4%
CAPITAL MARKETS -- 1.2%
Lehman Brothers Holdings, Inc., 6.625%, 4/1/2004	17,331,000	17,711,998
Merrill Lynch & Co., Inc., 1.280%, 12/2/2003	9,000,000	9,001,086

TOTAL CAPITAL MARKETS		$26,713,084

DIVERSIFIED FINANCIAL SERVICES -- 0.2%
CIT Group, Inc., 1.900%, 4/8/2004	5,000,000	5,004,203

TOTAL CORPORATE NOTES		$31,717,287

1GOVERNMENT AGENCIES -- 38.4%
THRIFTS & MORTGAGE FINANCE -- 38.4%
Federal Home Loan Mortgage Corp., 1.030%, 11/20/2003	$95,000,000	$94,948,357
Federal Home Loan Mortgage Corp., 1.030%, 12/9/2003	90,000,000	89,902,150
Federal Home Loan Mortgage Corp., 1.110%, 10/7/2005	100,000,000	100,000,000
Federal Home Loan Mortgage Corp., 1.165%, 12/5/2003	100,000,000	99,889,972
Federal National Mortgage Association, 1.050%, 12/10/2003	82,000,000	81,919,162
Federal National Mortgage Association, 1.140%, 2/26/2004	85,000,000	84,709,938
Federal National Mortgage Association, 1.060%, 1/5/2004	100,000,000	99,808,611
Federal National Mortgage Association, 1.060%, 2/9/2004	85,000,000	84,749,722
Federal National Mortgage Association, 1.130%, 11/26/2003	45,000,000	44,964,688
Federal National Mortgage Association, 1.130%, 3/22/2004	95,000,000	94,576,564

TOTAL GOVERNMENT AGENCIES		$875,469,164

MUNICIPALS -- 1.8%
Illinois Health Facilities Authority, 1.100%, 11/5/2003	8,500,000	8,500,000
Maryland State Health & Higher Educational Facilities Authority, 1.150%, 11/5/2003	4,700,000	4,700,000
New Jersey EDA, Morey Organization, Inc. Project (Series 1997), (Wachovia Bank N.A. LOC), 1.170%, 11/5/2003	3,340,000	3,340,000
Texas State, (Series A-2), 1.090%, 11/5/2003	10,000,000	10,000,000
Texas State, GO UT, 1.090%, 11/5/2003	8,920,000	8,920,000
Winston Salem, NC COPs, 1.130%, 11/7/2003	5,000,000	5,000,000

TOTAL MUNICIPALS		$40,460,000

2NOTES -- VARIABLE -- 9.6%
ASSET-BACKED -- 0.9%
[4] Bob Sumerel Tire Co., Inc., 1.140%, 11/6/2003	4,375,000	4,375,000
Elsinore Properties, LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 1.140%, 11/6/2003	9,400,000	9,400,000
[4] Reynolds Road Fitness Center, Inc., 1.140%, 11/6/2003	$5,355,000	$5,355,000
Trap Rock Industries, Inc., (Series 1997), (Wachovia Bank N.A. LOC), 1.140%, 11/5/2003	850,000	850,000

TOTAL ASSET-BACKED		$19,980,000

CAPITAL MARKETS -- 4.8%
Goldman Sachs Group, Inc., 1.340%, 11/3/2003	40,000,000	40,044,840
[4] Goldman Sachs Group, Inc., 1.356%, 12/15/2003	10,000,000	10,000,000
Morgan Stanley, 1.113%, 11/3/2003	60,000,000	60,000,000

TOTAL CAPITAL MARKETS		$110,044,840

COMMERCIAL BANKS -- 1.0%
Canadian Imperial Bank of Commerce, (Series YCD), 1.170%, 11/3/2003	24,000,000	24,007,522
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
Capital One Funding Corp., (Bank One N.A. (Chicago) LOC), 1.140%, 11/6/2003	362,000	362,000
Capital One Funding Corp., (Series 1996-H), (Bank One N.A. (Columbus) LOC), 1.140%, 11/6/2003	662,000	662,000
General Electric Capital Corp., 1.070%, 11/7/2003	22,000,000	22,000,000

TOTAL DIVERSIFIED FINANCIAL SERVICES		$23,024,000

HOUSEHOLD PRODUCTS -- 1.9%
Colgate-Palmolive Co., 1.255%, 11/17/2003	43,000,000	43,067,934

TOTAL NOTES -- VARIABLE		$220,124,296

REPURCHASE AGREEMENT -- 4.3%
Repurchase agreement with State Street Corp., dated 10/31/2003 due 11/3/2003 at 0.950%, collateralized by a U.S. Treasury Obligation with maturity of 4/1/2004 (repurchase proceeds $97,294,702)	97,287,000	$97,287,000

TOTAL INVESTMENTS -- 99.9% (AT AMORTIZED COST)		$2,278,335,246

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$2,900,639

TOTAL NET ASSETS -- 100%		$2,281,235,885

See Notes to Portfolios of Investments

MTB Prime Money Market Fund

Description	Principal Amount	Value
1COMMERCIAL PAPER -- 34.1%
ASSET BACKED -- 1.8%
CIESCO LP, 1.040%, 12/2/2003	$5,000,000	$4,995,522
COMMERCIAL BANKS -- 3.5%
Citicorp, 1.050%, 12/8/2003	10,000,000	9,989,208
COMPUTERS & PERIPHERALS -- 1.4%
International Business Machines Corp., 1.040%, 12/16/2003	4,000,000	3,994,800
CONSUMER FINANCE -- 3.5%
American General Finance Corp., 1.090%, 3/12/2004	10,000,000	9,960,033
DIVERSIFIED -- 4.6%
General Electric Capital Services, 1.230%, 7/13/2004	13,000,000	12,886,738
FOOD & BEVERAGE -- 3.5%
Nestle Capital Corp., 1.040%, 11/21/2003	10,000,000	9,994,222
FOOD & STAPLES RETAILING -- 4.2%
Wal-Mart Stores, Inc., 1.020%, 12/2/2003	12,000,000	11,989,460
INSURANCE -- 7.4%
AIG Funding, Inc., 1.040%, 1/5/2004	9,000,000	8,983,100
Prudential Funding Corp., 1.020%, 11/24/2003	12,000,000	11,992,180

TOTAL INSURANCE		$20,975,280

PERSONAL CREDIT -- 4.2%
American Express Credit Corp., 1.040%, 12/4/2003	12,000,000	11,988,560

TOTAL COMMERCIAL PAPER		$96,773,823

GOVERNMENT AGENCIES -- 52.1%
FEDERAL HOME LOAN BANK -- 8.8%
1.000%, 11/19/2003	25,000,000	24,987,500
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 20.4%
1.030%, 11/20/2003	$14,000,000	$13,992,390
1.165%, 12/5/2003	15,000,000	14,983,496
1.030%, 12/9/2003	13,750,000	13,735,051
1.110%, 10/7/2005	15,000,000	15,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$57,710,937

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 22.9%
1.130%, 11/26/2003	5,000,000	4,996,076
0.910%, 12/10/2003	18,000,000	17,982,255
1.060%, 1/5/2004	12,000,000	11,977,033
1.060%, 2/9/2004	15,000,000	14,955,833
1.050%, 2/26/2004	10,000,000	9,965,875
1.130%, 3/22/2004	5,000,000	4,977,714

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$64,854,786

TOTAL GOVERNMENT AGENCIES		$147,553,223

2NOTES - VARIABLE -- 7.2%
Colgate-Palmolive Co., 1.255%, 11/17/2003	9,000,000	9,014,219
Morgan Stanley, 1.113%, 11/3/2003	11,300,000	11,300,000

TOTAL NOTES -- VARIABLE		$20,314,219

REPURCHASE AGREEMENT -- 6.6%
Repurchase agreement with State Street Corp., dated 10/31/2003 due 11/3/2003 at 0.950%, collateralized by a U.S. Treasury obligation with maturity of 4/1/2004 (repurchase proceeds of $18,828,490)	18,827,000	$18,827,000

TOTAL INVESTMENTS -- 100.0% (AT AMORTIZED COST)		$283,468,265

OTHER ASSETS AND LIABILITIES -- NET -- (0.0)%		$(101,600)

TOTAL NET ASSETS -- 100%		$283,366,665

See Notes to Portfolios of Investments

MTB New York Tax-Free Money Market Fund

Description	Principal Amount	Value
3SHORT-TERM MUNICIPALS -- 99.7%
NEW YORK -- 99.7%
ABN AMRO MuniTOPS Certificates Trust (New York Non-AMT), (Series 1999-2), Weekly VRDNs, (Metropolitan Transportation Authority, NY)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ)	$1,455,000	$1,455,000
Albany, NY, IDA, (Series 2001C: Empire Commons North), Weekly VRDNs, (University at Albany Foundation Student Housing Corp.)/ (AMBAC INS)/(Key Bank, N.A. LIQ)	$1,600,000	$1,600,000
Binghamton, NY, City School District, 2.00% BANs, 2/20/2004	$2,000,000	$2,005,690
Carthage, NY, CSD, 1.75% RANs, 6/25/2004	4,000,000	4,020,778
Cattaraugus-Little Valley, NY, CSD, 1.50% BANs, 6/24/2004	1,975,000	1,980,663
Central Islip, NY, Union Free School District, 1.25% TANs, 6/25/2004	2,710,000	2,715,721
Chautauqua County, NY, IDA, IDRBs, Weekly VRDNs, (Belknap Business Forms)/(Key Bank, N.A. LOC)	1,550,000	1,550,000
Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs, (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	7,750,000	7,750,000
Clipper Tax-Exempt Certificates Trust (New York Non-AMT), (Series 2003-12), Weekly VRDNs, (New York State Dormitory Authority)/(FGIC INS)/(State Street Bank and Trust Co. LIQ)	2,000,000	2,000,000
Dansville, NY, CSD, 1.50% RANs, 6/30/2004	1,000,000	1,003,141
Dansville, NY, CSD, 1.625% BANs, 4/1/2004	2,444,985	2,449,240
Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs, (Marist College)/(Bank of New York LOC)	1,820,000	1,820,000
East Greenbush, NY, CSD, 1.75% BANs, 3/3/2004	3,000,000	3,005,979
Erie County, NY, IDA, Civic Facility Revenue Bonds, (Series 2002), Weekly VRDNs, (People, Inc.)/(Key Bank, N.A. LOC)	1,735,000	1,735,000
Erie County, NY, IDA, (Series 1998), Weekly VRDNs, (B & G Properties LLC)/(HSBC Bank USA LOC)	1,325,000	1,325,000
Grand Island, NY, CSD, 1.75% BANs, 10/15/2004	2,000,000	2,013,195
Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs, (Templeton Foundation)/(Key Bank, N.A. LOC)	2,475,000	2,475,000
LeRoy, NY, CSD, 1.50% BANs, 3/18/2004	4,000,000	4,001,267
Long Island Power Authority, Floater Certificates, (Series 1998-66), Weekly VRDNs, (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	1,375,000	1,375,000
Long Island Power Authority, (PA-807R), Weekly VRDNs, (FSA INS)/(Merrill Lynch & Co., Inc. LIQ)	2,000,000	2,000,000
[4] Metropolitan Transportation Authority, NY, (PA-1027), 1.20% TOBs, (AMBAC INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 3/4/2004	1,995,000	1,995,000
Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs, (FSA INS)/(Dexia Credit Local LIQ)	3,105,000	3,105,000
Metropolitan Transportation Authority, NY, MERLOTS, (Series 1997C), Weekly VRDNs, (FGIC INS)/(Wachovia Bank N.A. LIQ)	6,900,000	6,900,000
Metropolitan Transportation Authority, NY, Trust Receipts, (Series 1997 FR/RI-9), Weekly VRDNs, (FGIC INS)/(Bank of New York LIQ)	$1,430,000	$1,430,000
New Hartford, NY, CSD, 1.60% BANs, 6/30/2004	1,858,000	1,864,701
New York City, NY, Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs, (2 Gold LLC)/(Fleet National Bank LOC)	5,000,000	5,000,000
New York City, NY, IDA, (Series 2001A) Weekly VRDNs, (Heart Share Human Services of New York)/(JP Morgan Chase Bank LOC)	4,400,000	4,400,000
New York City, NY, IDA, (Series 2000), Weekly VRDNs, (National Center on Addiction and Substance Abuse at Columbia University)/ (JP Morgan Chase Bank LOC)	3,600,000	3,600,000
New York City, NY, IDA, Revenue Bonds, Weekly VRDNs, (Children's Oncology Society)/(Bank of New York LOC)	2,000,000	2,000,000
New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs, (JP Morgan Chase Bank LIQ)	100,000	100,000
New York City, NY, Municipal Water Finance Authority, Floater Certificates, (Series 2001-687), Weekly VRDNs, (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ)	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs, (Bank of Nova Scotia, Toronto LIQ)	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority, (Series 2001A), Weekly VRDNs, (Bank One N.A. (Chicago) LIQ)	2,225,000	2,225,000
New York City, NY, Transitional Finance Authority, MERLOTS, (Series 2002-A40), Weekly VRDNs, (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ)	3,395,000	3,395,000
New York City, NY, Transitional Finance Authority, New York City Recovery Bonds, (2003 Subseries 1-A), Weekly VRDNs, (Landesbank Hessen-Thueringen, Frankfurt LIQ)	3,400,000	3,400,000
New York City, NY, (Series 1995F-4), Weekly VRDNs, (Landesbank Hessen-Thueringen, Frankfurt LOC)	825,000	825,000
New York State Dormitory Authority, (Series 1993 PA-60), Weekly VRDNs, (Rochester General Hospital)/(FHA INS)/(Merrill Lynch & Co., Inc. LIQ)	1,760,000	1,760,000
New York State Dormitory Authority, (Series 2000), Weekly VRDNs, (Glen Eddy, Inc.)/(Fleet National Bank LOC)	3,335,000	3,335,000
New York State Dormitory Authority, (Series 2003), Weekly VRDNs, (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC, London LOC)	4,500,000	4,500,000
New York State Dormitory Authority, MERLOTS, (Series 2001-A30), Weekly VRDNs, (AMBAC INS)/(Wachovia Bank N.A. LIQ)	2,980,000	2,980,000
New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J), Weekly VRDNs, (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP)	$3,200,000	$3,200,000
New York State Environmental Facilities Corp. State Clean Water and Drinking Water, (Series 2001-732), Weekly VRDNs, (Morgan Stanley LIQ)	3,100,000	3,100,000
New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Floater Certificates, (Series 2001-658), Weekly VRDNs, (Morgan Stanley LIQ)	1,600,000	1,600,000
New York State HFA, Weekly VRDNs, (Special Surgery Hospital)/(JP Morgan Chase Bank LOC)	5,000,000	5,000,000
New York State HFA, (Series 2000A), Weekly VRDNs, (1501 Associates, LP)/(FNMA LOC)	2,000,000	2,000,000
New York State HFA, Service Contract Revenue Bonds, (Series 2003B), Weekly VRDNs, (BNP Paribas SA LOC)	4,200,000	4,200,000
New York State HFA, Service Contract Revenue Bonds, (Series 2003G), Weekly VRDNs, (WestLB AG LOC)	3,700,000	3,700,000
New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs, (Bayerische Landesbank Girozentrale and WestLB AG LOCs)	3,000,000	3,000,000
New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC)	2,200,000	2,200,000
New York State Local Government Assistance Corp., Class A Certificates, (Series 2002-203), Weekly VRDNs, (FSA INS)/(Bear Stearns Cos., Inc. LIQ)	1,100,000	1,100,000
New York State Mortgage Agency, (PA-422), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	2,000,000	2,000,000
New York State Mortgage Agency, (PA-406), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	1,500,000	1,500,000
New York State Thruway Authority, (PA-532), Weekly VRDNs, (Merrill Lynch & Co., Inc. LIQ)	4,000,000	4,000,000
New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds, (PA-172), Weekly VRDNs, (New York State)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	2,530,000	2,530,000
New York State Urban Development Corp., (Series 1996-CMC6), Weekly VRDNs, (New York State Urban Development Corp - HUD Section 236)/(J.P. Morgan Chase & Co. LIQ)	3,000,000	3,000,000
Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs, (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	2,773,000	2,773,000
Ontario County, NY, IDA, (Series 2003A), Weekly VRDNs, (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	4,000,000	4,000,000
Orange County, NY, IDA, (Series 2002), Weekly VRDNs, (Horton Medical Center)/(FSA INS)/(Fleet National Bank LIQ)	1,200,000	1,200,000
Oyster Bay, NY, (Series 2003C), 1.40% BANs, 6/11/2004	1,292,622	1,295,346
Port Authority of New York and New Jersey, Equipment Note Agreement, (Series 2002-2), Weekly VRDNs,	4,000,000	4,000,000
Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs, (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000	1,500,000
Saranac CSD, NY, 1.75% BANs, 8/6/2004	2,775,665	2,788,212
Seneca County, NY, IDA, (Series 2000), Weekly VRDNs, (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC)	2,200,000	2,200,000
St. Lawrence County, NY, IDA, (Series 1998A), Weekly VRDNs, (Alcoa, Inc.)	1,850,000	1,850,000
Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs, (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,735,000	2,735,000
Sullivan West, NY, CSD, 1.25% BANs, 6/18/2004	2,335,000	2,338,629
Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs, (Tompkins Cortland Community College Foundation, Inc.)/(HSBC Bank USA LOC)	3,240,000	3,240,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000A), Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank LIQ)	2,700,000	2,700,000
Ulster County, NY, (Series 2002A), 2.00% BANs, 11/20/2003	5,174,062	5,175,387
Watertown, NY, 1.50% BANs, 5/28/2004	1,215,000	1,218,087
Wellsville, NY, CSD, 1.20% BANs, 6/17/2004	4,297,020	4,297,603
Yonkers, NY, IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs, (Consumers Union of United States, Inc.)/(AMBAC INS)/(Bank of New York LIQ)	1,574,355	1,574,355

TOTAL INVESTMENTS -- 99.7% (AT AMORTIZED COST)		$190,610,994

OTHER ASSETS AND LIABILITIES -- NET -- 0.3%		$641,707

TOTAL NET ASSETS -- 100%		$191,252,701

See Notes to Portfolios of Investments

MTB Pennsylvania Tax-Free Money Market Fund

Description	Principal Amount	Value
SHORT-TERM MUNICIPALS -- 106.0%
PENNSYLVANIA -- 106.0%
Allegheny County, PA, HDA, (Series A of 2000), 1.15% TOBs (South Hills Health System)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2004	$800,000	$800,000
Allegheny County, PA , HDA, Refunding Revenue Bonds Weekly VRDNs	500,000	500,000
Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	700,000	700,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC)	400,000	400,000
Chester County, PA , HEFA, Revenue Bonds Weekly VRDNs (Barclay Friends)/(First Union National Bank LOC)	315,000	315,000
Cornwall & Lebanon, PA, Refunding Revenue Bonds, 5.90% Bonds (FGIC LOC), 3/1/2004 (@100)	250,000	254,051
Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	500,000	500,000
Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs	130,000	130,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs	560,000	560,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs	350,000	350,000
Delaware County, PA, IDA, Scott Paper Co. Weekly VRDNs	800,000	800,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs	700,000	700,000
Delaware Valley, PA, Regional Finance Authority, (Series A) Weekly VRDNs	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, (Series D) Weekly VRDNs	400,000	400,000
Emmaus, PA, General Authority, (Series E) Weekly VRDNs (Goldman Sachs & Co. LOC)	400,000	400,000
Emmaus, PA, General Authority, (Series G) Weekly VRDNs (Goldman Sachs & Co. LOC)	50,000	50,000
Erie, PA, Higher Education Building Authority, (Series F), 1.40% TOBs (Gannon University)/(PNC Bank, N.A. LOC), Mandatory Tender 1/15/2004	700,000	700,000
Forest Hills, PA, School District, (Series A), 2.00% Bonds (MBIA Insurance Corp. LOC), 5/15/2004	445,000	447,185
Harrisburg, PA, Water Authority, Refunding Revenue Bonds, (Series A) Weekly VRDNs	100,000	100,000
Lancaster, PA, Higher Education Authority, (Series 1997) Weekly VRDNs (Franklin and Marshall College Project)/(J.P. Morgan Chase Bank LIQ)	395,000	395,000
Lehigh County, PA, General Purpose Authority Daily VRDNs	$220,000	$220,000
Lehigh County, PA, IDA Weekly VRDNs (First Union National Bank LOC)	600,000	600,000
Lehigh County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (Rabobank Nederland, Utrecht LOC)	500,000	500,000
Luzerne County, PA, Convention Center, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC)	200,000	200,000
Montgomery County, PA, IDA, Revenue Bonds Monthly VRDNs	900,000	900,000
Montgomery County, PA, Redevelopment Authority, Revenue Bonds Weekly VRDNs	800,000	800,000
Pennsylvania State Higher Education Facilities Authority Daily VRDNs (Temple University)/(J.P. Morgan Chase Bank LOC)	220,000	220,000
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (Mellon Bank NA, Pittsburgh LOC)	220,000	220,000
Pennsylvania State University, (Series A) Weekly VRDNs (Go of University LOC)	570,000	570,000
Philadelphia, PA, Water & Wastewater System, (Series B) Weekly VRDNs (AMBAC LOC)	800,000	800,000
Philadelphia, PA, 2.00% TRANs, 6/30/2004	500,000	503,406
Pittsburgh, PA, School District, (Series A), 2.00% Bonds (FGIC LOC), 9/1/2004	500,000	503,495
Schuylkill County, PA, (GO UT) Weekly VRDNs (AMBAC LOC)	100,000	100,000
Temple University, Higher Education, 1.20% Bonds (Go of University LOC), 5/4/2004	700,000	700,000
University of Pittsburgh, (Series 2000A) Weekly VRDNs	100,000	100,000
University of Pittsburgh, (Series 2000A) Weekly VRDNs	220,000	220,000
University of Pittsburgh, (Series 2000B) Weekly VRDNs	240,000	240,000
York, PA, General Authority, Refunding Revenue Bonds Weekly VRDNs (FSA, Inc. LOC)/(First Union Bank SA)	545,000	545,000
York, PA, General Authority, Revenue Bonds Weekly VRDNs (AMBAC LOC)	200,000	200,000
York, PA, General Authority, Revenue Bonds Weekly VRDNs (AMBAC LOC)	20,000	20,000

TOTAL INVESTMENTS -- 106.0% (AT AMORTIZED COST)		$17,163,137

OTHER ASSETS AND LIABILITIES -- NET -- (6.0)%		$(967,064)

TOTAL NET ASSETS -- 100%		$16,196,073

See Notes to Portfolios of Investments

MTB Short Duration Government Bond Fund

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 27.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.7%
Series SF1-A2, REMIC, 1.700%, 6/1/2033	$1,775,409	$1,775,490
Series 2617-GW, REMIC 3.500%, 6/15/2016	10,000,000	10,047,300
Series 2672-NU, REMIC, 5.000%, 8/15/2008	6,000,000	6,203,940
Series 1601-PH, REMIC, 6.000%, 4/15/2008	1,223,122	1,247,021
Series 1638-E, REMIC, 6.250%, 4/15/2023	5,251,763	5,494,027
Series 1295-J, REMIC, 7.500%, 3/15/2007	81,346	81,580
Series 1154-GB, REMIC, 8.000%, 10/15/2006	1,435,367	1,451,026
Series 1253-E, REMIC, 8.000%, 2/15/2007	132,078	134,609

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$26,434,993

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.5%
Series 93234-FA, REMIC, 2.570%, 12/25/2008	1,203,248	1,201,804
Series 2003-86-QN, REMIC, 3.500%, 4/25/2009	5,000,000	5,085,600
Series 1993-52-H, REMIC, 6.500%, 8/25/2007	1,954,386	1,968,985
Series 1998-40-G, REMIC, 6.500%, 2/18/2012	3,090,000	3,222,128
Series 1992-43-E, REMIC, 7.500%, 4/25/2022	462,714	480,982
Series 1991-4-G, REMIC, 8.250%, 1/25/2006	648,240	674,208

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$12,633,707

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.2%
Series 2003-75-YM, REMIC, 4.000%, 10/20/2021	4,899,484	4,997,865
Series 2003-32-MM, REMIC, 5.000%, 4/16/2006	2,087,398	2,105,559

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$7,103,424

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $46,186,849)		$46,172,124

CORPORATE BOND -- 5.9%
SOVEREIGN U.S. GOVERNMENT GUARANTEE-- 5.9%
Overseas Private Investment Corp., 9/15/2008 (IDENTIFIED COST $10,355,841)	$10,100,000	$10,016,372
GOVERNMENT AGENCIES -- 25.9%
FEDERAL HOME LOAN BANK SYSTEM -- 14.1%
2.040%, 10/14/2005	5,000,000	4,984,150
3.000%, 11/21/2008	3,000,000	2,994,660
4.540%, 8/1/2007	5,000,000	5,173,850
5.375%, 2/15/2006	5,000,000	5,342,450
7.125%, 2/15/2005	5,000,000	5,350,800

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$23,845,910

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.0%
2.750%, 12/30/2005	5,000,000	5,012,250
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.8%
2.250%, 8/26/2005	5,000,000	5,004,800
5.420%, 4/4/2007	9,500,000	9,930,160

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$14,934,960

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $43,456,204)		$43,793,120

MORTGAGE BACKED SECURITIES -- 1.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.6%
6.000%, 8/1/2006	248,558	255,604
9.000%, 4/1/2016	726,023	780,250

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,035,854

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
9.000%, 6/1/2022	278,986	307,845
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
8.500%, 2/15/2017	18,677	20,567
8.500%, 4/15/2017	5,592	6,150
8.500%, 7/15/2021	96,303	105,452
8.500%, 7/15/2021	41,178	45,155
8.500%, 1/15/2023	$73,995	$81,025

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$258,349

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $1,573,362)		$1,602,048

U.S. Treasury -- 39.3%
U.S. Treasury Bills -- 0.4%
1/8/2004	168,000	167,703
11/6/2003	191,000	190,985
11/28/2003	236,000	235,847

TOTAL U.S. TREASURY BILLS		$594,535

U.S. TREASURY NOTES -- 38.9%
1.250%, 5/31/2005	7,000,000	6,970,460
1.625%, 1/31/2005	5,000,000	5,013,300
1.625%, 4/30/2005	9,000,000	9,016,920
1.625%, 9/30/2005	10,000,000	9,973,400
3.125%, 10/15/2008	1,500,000	1,492,035
3.250%, 5/31/2004	4,500,000	4,554,495
4.250%, 11/15/2003	1,962,000	1,963,844
Description	Principal Amount or Shares	Value
4.250%, 8/15/2013	$1,500,000	$1,494,375
5.875%, 2/15/2004	2,000,000	2,027,260
5.875%, 11/15/2005	3,000,000	3,242,820
6.000%, 8/15/2004	500,000	518,635
6.500%, 8/15/2005	4,000,000	4,337,520
6.750%, 5/15/2005	5,000,000	5,394,550
7.500%, 2/15/2005	9,000,000	9,696,060

TOTAL U.S. TREASURY NOTES		$65,695,674

TOTAL U.S. TREASURY (IDENTIFIED COST $65,880,362)		$66,290,209

MUTUAL FUND -- 0.1%
SSGA Money Market Fund (AT NET ASSET VALUE)	236,377	$236,377

TOTAL INVESTMENTS -- 99.6% (IDENTIFIED COST $167,688,995)		$168,110,250

OTHER ASSETS AND LIABILITIES -- NET -- 0.4%		$685,358

TOTAL NET ASSETS -- 100%		$168,795,608

See Notes to Portfolios of Investments

MTB Short-Term Corporate Bond Fund

Description	Principal Amount	Value
ADJUSTABLE RATE MORTGAGES -- 0.0%
FNMA ARM 399251, 3.065%, 9/01/2027 (IDENTIFIED COST $316)	$315	$321

ASSET-BACKED SECURITIES -- 24.0%
ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008	900,000	920,619
Capital Auto Receivables, Class A3, 3.580%, 10/16/2006	1,000,000	1,026,689
Capital Auto Receivables, Class A3, 3.820%, 7/15/2005	1,359,950	1,374,655
DaimlerChrysler Auto Trust 2001-C, Class A3, 4.210%, 7/6/2005	427,121	429,927
EQCC Home Equity Loan Trust 1999-1, Class A3F, 5.915%, 11/20/2024	33,937	33,933
Ford Credit Auto Owner Trust 2001-D, Class A3, 4.310%, 6/15/2005	387,369	390,545
Ford Credit Auto Owner Trust 2002-C, Class A4, 3.790%, 9/15/2006	1,000,000	1,023,730
Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.250%, 11/15/2027	2,000,000	2,009,040
Greenpoint Manufactured Housing, Class A2, 6.010%, 8/15/2015	15,370	15,407
Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.830%, 2/15/2006	959,000	971,457
Honda Auto Receivables Owner Trust 2002-3, Class A3, 3.000%, 5/18/2006	2,000,000	2,029,760
Residential Asset Securities Corp. 2001-KS3, Class AI3, 5.180%, 7/25/2027	$761,118	$768,166
Residential Asset Securities Corp. 2002-KS4, Class AI2, 4.040%, 12/25/2021	965,634	970,791
Residential Asset Securities Corp. 2002-KS6, Class AI3, 3.580%, 12/25/2026	750,000	754,928
Student Loan Marketing Association, Class A2, 1.645%, 10/25/2010	1,375,097	1,392,618
Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006	950,000	961,109

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,891,527)		$15,073,374

COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.1%
(Series SF1), Class A2, 1.700%, 12/15/2006	355,082	355,098
(Series 1614), Class J, 6.250%, 11/15/2022	954,429	981,544

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,343,625)		$1,336,642

1COMMERCIAL PAPER -- 3.2%
UBS Finance (Delaware), Inc., 1.030%, 11/3/2003 (AT AMORTIZED COST)	2,000,000	$1,999,884
CORPORATE BONDS -- 51.9%
AUTO COMPONENTS -- 0.5%
Lear Corp., Company Guarantee, 8.110%, 5/15/2009	$250,000	$288,437
AUTOMOBILES -- 0.9%
DaimlerChrysler North America Holding Corp., Company Guarantee, 6.900%, 9/1/2004	550,000	572,143
BANKS -- 2.9%
Bank Boston Capital Trust III, Company Guarantee, 1.890%, 6/15/2027	240,000	228,106
PNC Funding Corp., Company Gaurantee,7.000%, 9/1/2004	1,500,000	1,558,215

TOTAL BANKS		$1,786,321

BANKS - FOREIGN -- 1.6%
National Westminster Bancorp, Inc., Deb., 9.375%, 11/15/2003	1,000,000	1,002,900
CAPITAL MARKETS -- 3.4%
Lehman Brothers Holdings, Inc., Note, 7.750%, 1/15/2005	1,000,000	1,072,480
Morgan Stanley, Unsub., 6.100%, 4/15/2006	1,000,000	1,085,010

TOTAL CAPITAL MARKETS		$2,157,490

COMMERCIAL BANKS -- 3.4%
Bank of America Corp., Sr. Note, 5.250%, 2/1/2007	1,000,000	1,069,090
Bank Boston Corp., Sub. Notes, 6.625%, 12/1/2005	1,000,000	1,090,030

TOTAL COMMERCIAL BANKS		$2,159,120

COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Cendant Corp., Note 6.875%, 8/15/2006	500,000	548,950
Consumer Finance -- 10.3%
American Express Co., Note, 5.500%, 9/12/2006	1,700,000	1,831,937
General Motors Acceptance Corp., 7.500%, 7/15/2005	2,000,000	2,144,760
Household Finance Corp., Note, 8.250%, 2/15/2005	500,000	539,085
Household Finance Corp., Note, 6.500%, 1/24/2006	500,000	543,855
John Deere Capital Corp., Note, 4.500%, 8/22/2007	1,000,000	1,041,800
MBNA Corp., Note, 4.625%, 9/15/2008	325,000	328,152

TOTAL CONSUMER FINANCE		$6,429,589

DIVERSIFIED FINANCIAL SERVICES -- 3.2%
General Electric Capital Corp., Note, 3.500%, 5/1/2008	1,000,000	998,450
International Lease Finance Corp., Note, (Series MTNM), 4.750%, 1/18/2005	1,000,000	1,032,250

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,030,700

ELECTRIC UTILITIES -- 2.4%
DTE Energy Co., Sr. Note, 6.000%, 6/1/2004	$1,500,000	$1,535,685
FOOD PRODUCTS -- 1.0%
ConAgra, Inc., Sub. Deb., 7.400%, 9/15/2004	585,000	614,361
HOTELS, RESTAURANTS & LEISURE -- 0.6%
Tricon Global Restaurants, Inc., Sr. Note, 7.650%, 5/15/2008	335,000	375,200
IT SERVICES -- 1.7%
First Data Corp., Sr. Note, 6.75%, 7/15/2005	1,000,000	1,076,280
MEDIA -- 5.4%
Clear Channel Communications, Inc., Sr. Note, 6.000%, 11/1/2006	1,000,000	1,080,220
Cox Communications, Inc., Note, 6.875%, 6/15/2005	1,140,000	1,220,119
Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	1,000,000	1,110,570

TOTAL MEDIA		$3,410,909

OIL & GAS -- 4.2%
Conoco, Inc., Sr. Note, 5.900%, 4/15/2004	540,000	551,038
Husky Oil Ltd., Sr. Note, 6.875%, 11/15/2003	1,000,000	1,002,630
Union Pacific Resources Group, Inc., Note, 6.500%, 5/15/2005	1,000,000	1,066,970

TOTAL OIL & GAS		$2,620,638

PAPER AND FOREST PRODUCTS -- 4.6%
Simon Property Group, Inc., Note, 6.750%, 2/9/2004	1,000,000	1,012,600
Westvaco Corp., Note, 6.850%, 11/15/2004	1,800,000	1,878,804

TOTAL PAPER AND FOREST PRODUCTS		$2,891,404

ROAD & RAIL -- 0.5%
Canadian National Railway, Unsecd. Note, 7.000%, 3/15/2004	300,000	305,667
SPECIALTY RETAIL -- 0.4%
Gap (The), Inc., Note, 6.900%, 9/15/2007	250,000	272,500
TELECOMMUNICATIONS -- 1.4%
TELUS Corp., Note, 8.000%, 6/1/2011	300,000	344,250
Verizon Wireless, Inc., Note, 1.540%, 12/17/2003	500,000	500,270

TOTAL TELECOMMUNICATIONS		$844,520

THRIFTS & MORTGAGE FINANCE -- 1.8%
Washington Mutual Financial Corp., Sr. Note, 8.250%, 6/15/2005	1,000,000	1,098,060
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
360 Communications Co., Sr. Note, 7.500%, 3/1/2006	$475,000	$524,471

TOTAL CORPORATE BONDS (IDENTIFIED COST $32,001,226)		$32,545,345

GOVERNMENT AGENCIES -- 0.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.9%
7.000%, 7/15/2005 (IDENTIFIED COST $523,771)	500,000	$542,670

NOTES -- VARIABLE -- 3.2%
American Honda Finance Corp., 1.000%, 10/6/2006	1,000,000	1,002,460
CIT Group, Inc., 1.591%, 1/29/2004	1,000,000	1,000,600

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $2,000,000)		$2,003,060

U.S. TREASURY -- 3.6%
U.S. TREASURY NOTES -- 3.6%
2.000%, 5/15/2006	350,000	349,234
2.625%, 5/15/2008	$175,000	$171,610
3.000%, 11/15/2007	350,000	352,023
3.250%, 8/15/2007	65,000	66,168
TIPS (Series A-2011) 3.500% 1/15/2011	1,164,245	1,311,778

TOTAL U.S. TREASURY (IDENTIFIED COST $2,112,317)		$2,250,813

REPURCHASE AGREEMENT -- 10.0%
Repurchase agreement with Credit Suisse First Boston Corp., dated 10/31/2003 due 11/3/2003 at 1.020% collateralized by a U.S. Treasury obligation with maturity of 11/15/2012 (repurchase proceeds $6,291,752) (COST OF $6,291,217)	6,291,217	$6,291,217

TOTAL INVESTMENTS -- 98.9% (IDENTIFIED COST $61,163,883)		$62,043,326

OTHER ASSETS AND LIABILITIES -- NET -- 1.1%		$702,761

TOTAL NET ASSETS -- 100%		$62,746,087

See Notes to Portfolios of Investments

MTB U.S. Government Bond Fund

Description	Principal Amount	Value
ASSET-BACKED SECURITIES -- 0.4%
ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008	$850,000	$869,474
EQCC Home Equity Loan Trust 1998-2, Class A4F, 6.326%, 1/15/2022	102,707	103,121
Guaranteed Export Trust, Class C, 5.200%, 10/15/2004	17,778	18,076
Provident Bank Home Equity Loan Trust 1996-1, Class A1, 7.600%, 10/25/2012	13,063	13,589

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $990,443)		$1,004,260

COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.3%
(Series 2617-GW) , REMIC, 3.500%, 6/15/2016	500,000	502,365
(Series 2643-LA) , REMIC, 4.500%, 1/15/2011	3,000,000	3,110,940
(Series 2595D-PT), REMIC, 4.500%, 11/15/2017	5,000,000	5,154,950
(Series 141-D), REMIC, 5.000%, 5/15/2021	51,770	51,741
(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	105,000	106,546
(Series 2491A-PQ), REMIC, 5.000%, 4/15/2026	2,190,980	2,216,089
(Series 2586C-PA), REMIC, 5.500%, 9/15/2006	$1,209,425	$1,215,061
(Series 2446D-LA), REMIC, 5.800%, 9/15/2016	3,858,475	3,942,706
(Series 1637-GA), REMIC, 5.800%, 6/15/2023	81,267	83,889
(Series 136-E), REMIC, 6.000%, 4/15/2021	87,989	87,965
(Series 1534-H), REMIC, 6.000%, 1/15/2023	237,292	240,560
(Series 1614-J), REMIC, 6.250%, 11/15/2022	274,398	282,194
(Series 1666H), REMIC, 6.250%, 9/15/2023	5,000,000	5,231,050
(Series 112-I), REMIC, 6.500%, 1/15/2021	27,387	27,384
(Series 1577-PK), REMIC, 6.500%, 9/15/2023	279,000	304,127
(Series 1644-K), REMIC, 6.750%, 12/15/2023	176,000	185,451
(Series 33-H), REMIC, 7.500%, 6/25/2023	11,631	11,838
(Series 126-A), REMIC 9.000%, 3/15/2005	96,440	96,683
(Series 6-C), REMIC, 9.050%, 6/15/2019	166,436	181,615

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$23,033,154

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.2%
(Series L-DC), REMIC, 5.000%, 1/1/2006	20,685	20,994
(Series 1993-38-L), REMIC, 5.000%, 8/25/2022,	$6,269	$6,282
(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	152,000	154,294
(Series 1993-198-K), REMIC, 6.000%, 12/25/2022	111,000	112,739
(Series 1998-19-PK), REMIC, 6.000%, 9/18/2026	439,677	441,357
(Series 2002-52-QA), REMIC, 6.000%, 7/18/2032	624,916	641,121
(Series 1993-160-PK), REMIC, 6.500%, 11/25/2022	16,064	16,274
(Series 1993-223-C), REMIC, 6.500%, 5/25/2023	175,000	175,472
(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	415,000	433,895
(Series 1993-127-H), REMIC, 6.500%, 7/25/2023,	554,000	577,357
(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	155,000	162,572
(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	181,000	192,180

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,934,537

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,506,794)		$25,967,691

CORPORATE BONDS -- 15.3%
AEROSPACE & DEFENSE -- 0.2%
General Dynamics Corp., 3.000%, 5/15/2008	500,000	488,115
AIR FREIGHT & LOGISTICS -- 0.5%
FedEx Corp., 7.250%, 2/15/2011	1,000,000	1,131,840
AUTOMOBILES -- 1.0%
DaimlerChrysler North America Holding Corp., 6.900%, 9/1/2004	2,300,000	2,392,598
BANKS -- 1.0%
Bank of America Corp., 5.250%, 2/1/2007	1,425,000	1,523,453
First Tennessee Bank, 4.625%, 5/15/2013	1,000,000	970,556

TOTAL BANKS		$2,494,009

CAPITAL MARKETS -- 0.9%
Credit Suisse First Boston USA, Inc., 6.125%, 11/15/2011	1,200,000	1,299,024
J.P. Morgan Chase & Co., 4.000%, 2/1/2008	1,000,000	1,020,190

TOTAL CAPITAL MARKETS		$2,319,214

COMMERCIAL BANKS -- 0.4%
Bank One Corp., 2.625%, 6/30/2008	1,000,000	957,170
CONSUMER FINANCE -- 2.3%
American Express Credit Corp., 3.000%, 5/16/2008	1,000,000	975,530
Associates Corp. of North America, 6.375%, 11/15/2005	$1,195,000	$1,292,488
Ford Motor Credit Co., 6.700%, 7/16/2004	1,000,000	1,029,140
General Motors Acceptance Corp., 7.000%, 2/1/2012	450,000	467,915
MBNA Corp., 4.625%, 9/15/2008	1,350,000	1,363,095
SLM Corporation, 3.625%, 3/17/2008	500,000	498,295

TOTAL CONSUMER FINANCE		$5,626,463

GAS UTILITIES -- 0.2%
Bay State Gas Co., 9.200%, 6/6/2011	500,000	597,070
INDUSTRIAL CONGLOMERATES -- 0.4%
General Electric Co., 5.000%, 2/1/2013	1,000,000	1,006,840
INSURANCE -- 1.3%
[4] Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,000,000	1,165,960
Prudential Financial, Inc., 4.500%, 7/15/2013	1,000,000	954,980
Travelers Property Casualty Corp., 6.750%, 11/15/2006	1,000,000	1,096,910

TOTAL INSURANCE		$3,217,850

MEDIA -- 0.6%
Comcast Corp., 8.125%, 5/1/2004	1,385,000	1,429,445
MULTILINE RETAIL -- 0.4%
Target Corp., 5.375%, 6/15/2009	1,000,000	1,074,060
OIL & GAS -- 0.9%
Husky Oil Ltd., 7.550%, 11/15/2016	1,000,000	1,176,400
Valero Energy Corp., 6.050%, 3/15/2013	1,100,000	1,135,222

TOTAL OIL & GAS		$2,311,622

PHARMACEUTICALS -- 0.4%
Bristol-Myers Squibb Co., 5.750%, 10/1/2011	1,000,000	1,070,640
REAL ESTATE -- 0.8%
Boston Properties, Inc., 5.625%, 4/15/2015	600,000	601,044
[4] Simon Property Group, Inc., 6.750%, 11/15/2003	1,000,000	1,002,590
Weingarten Realty Investors, 6.650%, 7/12/2027	370,000	373,456

TOTAL REAL ESTATE		$1,977,090

SHIPBUILDING -- 0.3%
American Heavy Lift Shipping, 7.180%, 6/1/2017	750,000	777,847
SOVEREIGN U.S. GOVERNMENT GUARANTEE -- 1.0%
El Salvador, Government of, 6.530%, 7/1/2007	2,200,000	2,356,750
TAXABLE MUNI -- 0.9%
Stanford University, 5.850%, 3/15/2009	1,000,000	1,102,720
Stanford University, 6.160%, 4/30/2011	$1,000,000	$1,093,930

TOTAL TAXABLE MUNI		$2,196,650

TELECOMMUNICATION SERVICES -- 1.4%
NYNEX Corp., 9.550%, 5/1/2010	962,876	1,125,139
Verizon Global Funding, 7.250%, 12/1/2010	2,000,000	2,282,120

TOTAL TELECOMMUNICATION SERVICES		$3,407,259

TRANSPORTATION -- MARINE -- 0.4%
Vessel Management Service, 6.750%, 6/15/2025	880,000	940,333

TOTAL CORPORATE BONDS (IDENTIFIED COST $36,504,909)		$37,772,865

GOVERNMENT AGENCIES -- 26.1%
DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT -- 0.8%
7.140%, 8/1/2007	500,000	540,805
7.660%, 8/1/2015	1,200,000	1,304,988

TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT		$1,845,793

FEDERAL HOME LOAN BANK SYSTEM -- 5.6%
3.375%, 7/21/2008	4,000,000	3,924,000
4.500%, 11/15/2012	3,095,000	3,061,976
4.875%, 2/15/2007	5,000,000	5,318,550
6.625%, 11/15/2010	1,435,000	1,638,827

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$13,943,353

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.5%
1.000%, 6/1/2026	1,000,000	1,242,200
2.500%, 7/28/2005	10,000,000	10,029,200
5.250%, 11/5/2012	2,000,000	2,019,180
6.943%, 3/21/2007	175,000	197,584

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$13,488,164

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.7%
2.875%, 5/19/2008	3,000,000	2,899,560
3.875%, 3/15/2005	1,000,000	1,030,080
4.750%, 6/18/2007	3,000,000	3,056,160
5.125%, 2/13/2004	53,000	53,598
5.250%, 8/1/2012	3,000,000	3,056,400
5.500%, 5/2/2006	3,025,000	3,233,301
6.250%, 2/17/2011	2,000,000	2,027,200
6.470%, 9/25/2012	5,500,000	6,234,690

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$21,590,989

OVERSEAS PRIVATE INVESTMENT CORPORATION -- 1.4%
6.600%, 5/21/2016	$2,998,800	$3,347,830
PRIVATE EXPORT FUNDING CORPORATION -- 1.2%
6.490%, 7/15/2007	500,000	559,460
7.200%, 1/15/2010	2,000,000	2,342,560
7.950%, 11/1/2006	75,000	79,441

TOTAL PRIVATE EXPORT FUNDING CORPORATION		$2,981,461

SMALL BUSINESS ADMINISTRATION -- 2.6%
5.600%, 9/1/2008	432,623	451,609
6.200%, 11/1/2007	375,574	390,263
6.700%, 3/1/2016	448,554	485,917
6.700%, 12/1/2016	1,129,036	1,225,533
6.950%, 11/1/2016	2,977,086	3,251,759
7.300%, 5/1/2017	112,920	124,734
7.300%, 9/1/2019	111,707	124,501
8.850%, 8/1/2011	19,711	21,347
9.250%, 2/1/2008	164,104	174,459
9.650%, 5/1/2010	197,154	212,217

TOTAL SMALL BUSINESS ADMINISTRATION		$6,462,339

TENNESSEE VALLEY AUTHORITY -- 0.3%
7.430%, 4/1/2022	731,403	757,061

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $63,493,657)		$64,416,990

MORTGAGE BACKED SECURITIES -- 21.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.5%
3.500%, 7/1/2010	3,593,681	3,522,921
3.500%, 9/1/2010	3,500,306	3,431,384
5.000%, 6/1/2033	3,244,286	3,194,616
5.500%, 4/1/2033	4,811,915	4,858,542
6.000%, 3/1/2013	2,558,619	2,682,559
6.500%, 2/1/2032	1,767,129	1,837,815
7.000%, 11/1/2007	21,226	21,681
7.000%, 7/1/2008	39,071	40,732
7.000%, 8/1/2008	77,473	80,584
7.000%, 11/1/2008	112,379	117,155
7.000%, 11/1/2010	25,582	27,276
7.000%, 11/1/2017	36,776	39,086
7.000%, 11/1/2025	163,828	173,197
7.250%, 1/1/2005	408	413
7.500%, 7/1/2007	4,078	4,214
7.500%, 3/1/2008	$42,065	$43,467
7.500%, 6/1/2008	28,143	29,674
7.500%, 11/1/2009	3,419	3,605
7.500%, 12/1/2010	16,211	17,019
7.500%, 3/1/2017	4,575	4,897
7.500%, 8/1/2017	191,065	205,335
7.500%, 7/1/2025	557,888	598,681
7.500%, 5/1/2032	1,787,904	1,906,353
8.000%, 5/1/2006	1,187	1,235
8.000%, 11/1/2006	41,099	43,039
8.000%, 3/1/2007	978	1,006
8.000%, 9/1/2007	12,484	13,199
8.000%, 11/1/2008	135,549	143,766
8.000%, 1/1/2010	4,908	5,206
8.000%, 12/1/2010	14,766	15,662
8.250%, 12/1/2007	8,421	8,933
8.250%, 5/1/2009	7,293	7,736
8.250%, 8/1/2009	21,185	22,549
8.500%, 7/1/2004	3,048	3,066
8.500%, 9/1/2009	17,144	18,189
8.500%, 8/1/2017	333,795	365,402
9.000%, 9/1/2019	1,839	2,035

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$23,492,229

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.2%
5.000%, 6/1/2033	2,794,590	2,757,030
5.500%, 3/1/2033	2,479,981	2,503,243
5.500%, 5/1/2033	1,929,084	1,947,178
6.000%, 5/1/2009	143,296	150,192
6.000%, 1/1/2014	10,576	11,088
6.000%, 12/1/2028	1,231,422	1,271,824
6.000%, 9/1/2029	1,698,298	1,758,265
6.500%, 4/1/2004	2,966	2,989
6.500%, 8/1/2028	270,559	282,226
6.500%, 8/1/2028	263,257	274,609
6.500%, 8/1/2028	1,197,656	1,249,299
6.500%, 3/1/2029	625,313	651,300
6.500%, 3/1/2029	1,101,114	1,146,876
6.500%, 4/1/2029	390,595	406,829
6.500%, 5/1/2029	665,214	692,860
6.500%, 3/1/2032	723,270	751,521
6.500%, 4/1/2032	1,432,363	1,488,311
6.500%, 5/1/2032	1,893,393	1,967,349
7.000%, 5/1/2024	800,270	848,038
7.000%, 1/1/2025	1,013,950	1,080,810
7.000%, 2/1/2032	1,142,977	1,204,057
7.500%, 2/1/2014	77,245	79,747
8.000%, 1/1/2006	$35,357	$36,724
8.000%, 6/1/2008	72,417	76,603
8.000%, 1/1/2010	26,642	28,340
8.000%, 8/1/2021	53,475	58,237
8.250%, 7/1/2009	32,074	34,057
8.500%, 3/1/2012	13,027	13,898
9.000%, 10/1/2006	3,882	3,952
9.750%, 9/1/2017	24,765	27,586

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$22,805,038

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.6%
6.000%, 4/15/2033	1,094,618	1,130,194
6.000%, 5/15/2033	1,453,792	1,502,407
7.000%, 5/15/2023	303,294	324,713
7.000%, 10/20/2023	159,298	169,900
7.000%, 9/15/2028	822,666	875,630
7.250%, 2/15/2005	1,722	1,749
7.250%, 3/15/2005	2,637	2,678
7.250%, 3/15/2005	4,910	4,987
7.250%, 5/15/2005	15,269	15,647
7.250%, 7/15/2005	2,598	2,662
7.250%, 10/15/2005	1,638	1,693
7.250%, 11/15/2005	3,441	3,527
7.250%, 4/15/2006	9,696	10,069
7.500%, 12/15/2005	7,274	7,500
7.500%, 4/15/2007	18,923	20,028
7.500%, 5/15/2007	21,324	22,571
7.500%, 6/15/2007	10,433	11,043
7.500%, 6/20/2007	4,458	4,814
8.000%, 6/15/2006	4,268	4,421
8.000%, 8/15/2006	4,570	4,811
8.000%, 9/15/2006	9,260	9,802
8.000%, 11/15/2006	43,424	46,206
8.000%, 9/15/2007	233,928	249,791
8.000%, 10/15/2007	35,045	37,334
8.000%, 12/15/2009	35,166	37,815
8.000%, 2/15/2010	52,685	56,982
8.000%, 12/15/2016	10,562	11,443
8.000%, 7/15/2024	5,296	5,763
8.250%, 6/15/2008	25,784	27,520
8.375%, 4/15/2010	18,668	20,194
8.500%, 9/15/2008	129,752	138,430
8.500%, 10/15/2008	1,092,574	1,160,827
8.500%, 10/20/2009	58,651	62,519
8.500%, 11/15/2017	22,981	25,372
9.000%, 10/15/2008	19,499	20,955
Description	Principal Amount	Value
9.000%, 9/15/2016	$52,198	$58,120
9.000%, 11/15/2016	15,340	17,080
9.000%, 2/15/2017	97,336	108,590
9.000%, 4/20/2023	139,371	153,134
9.000%, 10/20/2024	27,498	30,145

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$6,399,066

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $51,632,461)		$52,696,333

Municipals -- 1.8%
Arkansas Development Finance Authority, 9.750%, 11/15/2005	748,413	796,296
Chicago, IL Public Building Commission, 7.000%, 1/1/2007	225,000	253,215
Connecticut Development Authority, 8.550%, 8/15/2008	250,000	267,735
Connecticut Municipal Electric Energy Cooperative, 5.700%, 1/1/2004	265,000	266,964
Greater Orlando (FL) Aviation Authority, 8.250%, 10/1/2004	100,000	106,098
Miami, FL, 8.650%, 7/1/2019	180,000	229,534
Tacoma, WA, 8.200%, 9/15/2013	1,470,000	1,788,373
Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025	761,728	779,956

TOTAL MUNICIPALS (IDENTIFIED COST $4,453,727)		$4,488,171

NOTES - VARIABLE -- 0.6%
CIT Group, Inc., 1.591%, 7/29/2005 (IDENTIFIED COST $1,500,900)	$1,500,000	$1,500,900

U.S. TREASURY -- 19.2%
U.S TREASURY BONDS -- 5.3%
5.375%, 2/15/2031	7,000,000	7,238,420
6.375%, 8/15/2027	5,000,000	5,759,400

TOTAL U.S. TREASURY BONDS		$12,997,820

Description	Principal Amount or Shares	Value
U.S. TREASURY NOTES -- 13.9%
1.500%, 2/28/2005	$1,000,000	$1,000,620
2.000%, 8/31/2005	2,000,000	2,009,680
2.125%, 10/31/2004	1,000,000	1,008,280
3.000%, 11/15/2007	450,000	452,601
3.250%, 8/15/2007	720,000	732,938
3.500%, 11/15/2006	1,500,000	1,549,215
3.500%, 1/15/2011	2,460,873	2,772,715
3.625%, 1/15/2008	7,981,890	8,869,875
3.625%, 5/15/2013	2,000,000	1,916,560
3.875%, 2/15/2013	550,000	535,133
4.000%, 11/15/2012	5,500,000	5,420,085
4.625%, 5/15/2006	2,000,000	2,123,440
5.000%, 8/15/2011	1,385,000	1,479,138
6.500%, 8/15/2005	1,000,000	1,084,380
6.500%, 2/15/2010	1,500,000	1,740,930
6.750%, 5/15/2005	1,500,000	1,618,365

TOTAL U.S. TREASURY NOTES		$34,313,955

TOTAL U.S. TREASURY (IDENTIFIED COST $46,365,259)		$47,311,775

MUTUAL FUNDS -- 0.0%
SSGA Money Market Fund	12,053	12,053
SSGA US Government Money Market Fund	129	129

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$12,182

REPURCHASE AGREEMENT -- 3.8%
Repurchase agreement with Credit Suisse First Boston Corp., dated 10/31/2003 due 11/3/2003 at 1.020%, collateralized by a U.S. Treasury Obligation with maturity of 11/15/2012 (repurchase proceeds $9,501,291) (COST OF $9,500,483)	$9,500,483	$9,500,483

TOTAL INVESTMENTS -- 99.0% (IDENTIFIED COST $239,960,802)		$244,671,650

OTHER ASSETS AND LIABILITIES -- NET -- 1.0%		$2,550,058

TOTAL NET ASSETS -- 100%		$247,221,708

See Notes to Portfolios of Investments

MTB New York Municipal Bond Fund

Description	Principal Amount	Credit Rating	[5]	Value
3LONG-TERM MUNICIPALS -- 98.5%
GUAM -- 0.5%
Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.75%, 9/1/2031	$375,000	AAA / NR		$403,395
NEW YORK -- 96.4%
34th Street Partnership, Inc., NY, Special Assessment, 5.00% (Original Issue Yield: 3.99%), 1/1/2015	1,040,000	NR / Aa3		1,114,558
Albany, NY, Housing Authority, Revenue Bonds, 5.20% (Key Bank, N.A. LOC), 12/1/2013	200,000	NR / A1		210,036
Albany, NY, Housing Authority, Revenue Bonds, 5.40% (Key Bank, N.A. LOC), 12/1/2018	150,000	NR / A1		156,433
Albany, NY, Housing Authority, Revenue Bonds, 5.50% (Key Bank, N.A. LOC), 12/1/2028	200,000	NR / A1		203,856
Albany, NY, Parking Authority, (Series A), 5.00% (Original Issue Yield: 4.79%), 7/15/2008	435,000	BBB+ / NR		468,086
Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	500,000	BBB+ / NR		514,155
Appleridge Retirement Community, Revenue Bonds, 5.60% (GNMA Collateralized Home Mortgage Program)/ (GNMA Collateralized Home Mortgage Program LOC), 9/1/2021	500,000	NR / Aaa		551,755
Broome County, NY, COPs, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022	50,000	AAA / Aaa		51,716
Buffalo & Fort Erie, NY, Public Bridge Authority, 6.00% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.05%), 1/1/2004	10,000	AAA / Aaa		10,082
Canton, NY, Human Services, 5.75% (Original Issue Yield: 5.80%), 9/1/2032	1,000,000	NR / Baa2		1,024,430
Erie County, NY, IDA, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 3.33%), 5/1/2010	500,000	AAA / Aaa		555,075
Erie County, NY, Water Authority, (Series A), 6.00% (AMBAC INS)/(Original Issue Yield: 7.25%), 12/1/2008	$50,000	AAA / Aaa		$56,868
Geneva, NY, Revenue Bonds, (Project A), 5.375%, 2/1/2033	1,000,000	A / NR		1,035,290
Holiday Square Housing Development Corp., NY, (Section 8), Assisted Project, 5.80% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	125,000	NR / Aaa		125,075
Housing, NY Corp., Revenue Bonds, 5.00% (Original Issue Yield: 5.65%), 11/1/2018	100,000	AAA / Aa3		102,000
Housing, NY Corp., Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.60%), 11/1/2013	25,000	AAA / Aa3		25,500
Lakewood, NY, GO UT Public Improvement Bonds, 5.50% (Original Issue Yield: 5.70%), 4/1/2012	50,000	NR / Baa1		52,211
Mahopac, NY, CSD, GO UT (Series C), Bonds, 5.30% (Original Issue Yield: 5.35%), 6/1/2018	1,000,000	NR / Aaa		1,081,600
Metropolitan Transportation Authority, NY, (Series A), 5.00% (FSA LOC)/(Original Issue Yield: 5.12%), 11/15/2012	500,000	AAA		504,515
Metropolitan Transportation Authority, NY, (Series A), 5.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.21%), 11/15/2012	1,000,000	AAA / Aaa		1,009,760
Monroe County, NY, IDA, Revenue Bonds, 5.80% (Nazareth College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.799%), 6/1/2010	25,000	AAA / Aaa		27,150
Monroe Woodbury, NY, Center School District, GO UT, 6.70% (FGIC INS), 11/15/2010	25,000	AAA / Aaa		26,231
Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.40%), 1/15/2010	870,000	AAA / Aaa		948,222
Nassau County, NY, GO, (Series F), 7.00% (FSA LOC), 3/1/2010	$500,000	AAA / Aaa		$608,115
Nassau County, NY, GO UT, 6.05% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.15%), 5/15/2004	375,000	AAA / Aaa		384,757
Nassau County, NY, GO UT, (Series S), 5.125% ( AMBAC/LOC)/(Original Issue Yield: 5.35%), 3/1/2013	250,000	AAA / Aaa		271,882
Nassau County, NY, GO UT, ( Series X), 8.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 8.40%), 11/1/2004	500,000	AAA / Aaa		533,580
Nassau County, NY, Special Tax, 5.75% (Original Issue Yield: 5.18%), 11/15/2013	500,000	AA- / Aa3		565,315
New York City, NY, (Series B1), 7.20% (Original Issue Yield: 7.30%), 8/15/2008	1,450,000	A / A2		1,534,781
New York City, NY, (Series G), 5.75% (Original Issue Yield: 6.27%), 2/1/2014	800,000	A / A2		861,712
New York City, NY, (Series J), 6.125%, 8/1/2011	1,060,000	A / A2		1,185,483
New York City, NY, Educational Construction Fund, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 5.68%), 4/1/2016	1,100,000	AAA / Aaa		1,198,021
New York City, NY, GO UT, Bonds, (Series 2000A), 5.75% (Original Issue Yield: 5.79%), 5/15/2018	500,000	A / A2		539,825
New York City, NY, GO UT, (Series B), Refunding Bonds, 5.80% (Original Issue Yield: 5.88%), 8/1/2013	435,000	A / A2		476,512
New York City, NY, GO UT, (Series I), Bonds, 6.25% (Original Issue Yield: 5.85%), 4/15/2006	230,000	A / A2		253,173
New York City, NY, GO UT, (Series L), Refunding Bonds, 8.00%, 8/1/2006	275,000	AAA / Aaa		320,598
New York City, NY, Health and Hospitals Corp., (Series A), 5.45% (Original Issue Yield: 5.48%), 2/15/2012	1,000,000	BBB / A3		1,019,610
New York City, NY, IDA, Revenue Bonds, 6.00% (Terminal One Group Association)/(Original Issue Yield: 6.40%), 1/1/2015	1,000,000	BBB+ / A3		1,023,140
New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	1,000,000	AA / Aa2		1,011,050
New York City, NY, Municipal Water Finance Authority, Revenue Bonds, 5.50% (MBIA Insurance Corp. INS)/Original Issue Yield: 5.855%), 6/15/2027	$1,000,000	AAA / Aaa		$1,067,870
New York City, NY, Transitional Finance Authority, Revenue Bonds, (Series A), 5.00%, 8/1/2009	1,000,000	AA+ / Aa2		1,115,380
New York City, NY, Transitional Finance Authority, (Series C), 5.25% (Original Issue Yield: 5.05%), 5/1/2008	2,690,000	AA+ / Aa2		2,935,516
New York City, NY, Transitional Finance Authority, 5.50%, 2/1/2013	65,000	AAA/Aaa		72,589
New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 4.62%), 2/1/2011	135,000	AA+ / Aa2		150,217
New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.75%, 11/1/2011	1,000,000	AA+ / Aa2		1,139,220
New York City, NY, Transitional Finance Authority, Revenue Bonds, 5.75%, 2/15/2015	875,000	AA+ / Aa2		989,082
New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 5.30%), 6/1/2025	1,305,000	BBB/Baa2		1,159,205
New York State Dormitory Authority, (Series C), 5.50% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.09%), 10/1/2014	1,500,000	AAA / Aaa		1,681,035
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	425,000	AA- / A3		528,556
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	1,575,000	AA- / A3		1,888,677
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.10% (AMBAC LOC), 2/1/2019	1,000,000	NR / Aaa		1,038,720
New York State Dormitory Authority, Refunding Revenue Bonds (Series B), 5.25% (Original Issue Yield: 5.75%), 5/15/2019	20,000	AA- / A3		21,652
New York State Dormitory Authority, Refunding Revenue Bonds, 5.00% (Original Issue Yield: 5.13%), 7/1/2012	$500,000	AA- / A1		$502,935
New York State Dormitory Authority, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.33%), 8/15/2017	1,000,000	AAA / Aaa		1,069,912
New York State Dormitory Authority, Refunding Revenue Bonds, 5.30%, 7/1/2008	1,000,000	AAA / Aaa		1,065,520
New York State Dormitory Authority, Revenue Bonds, 5.50% (MBIA Insurance Corp. LOC), 10/1/2017	1,000,000	AAA / Aaa		1,109,560
New York State Dormitory Authority, Revenue Bonds, 5.85% (Arden Hill)/(FHA INS), 8/1/2026	175,000	AAA / NR		199,264
New York State Dormitory Authority, Revenue Bonds, 5.85% (Wesley Health System)/(FHA INS), 8/1/2026	395,000	AAA / NR		437,976
New York State Dormitory Authority, Revenue Bonds, 6.05% (Lutheran Center at Poughkeepsie)/(Key Bank of New York LOC)/(Original Issue Yield: 6.08%), 7/1/2026	1,000,000	NR / A1		1,052,940
New York State Dormitory Authority, Revenue Bonds, 7.50%, 5/15/2013	2,315,000	AA- / A3		2,970,307
New York State Dormitory Authority, Refunding Revenue Bonds, 5.30% (Rochester, NY)/(MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.475%), 7/1/2017	1,000,000	AAA / Aaa		1,095,420
New York State Dormitory Authority, Refunding Revenue Bonds, 7.15% (R & J Jewish Geriatric Center)/(FHA INS), 8/1/2014	90,000	AAA / NR		95,446
New York State Dormitory Authority, Schools Program, 5.10% (Original Issue Yield: 5.14%), 7/1/2011	275,000	AA- / Baa1		300,897
New York State Dormitory Authority, United Health Services, 5.375% (AMBAC LOC)/(Original Issue Yield: 5.573%), 8/1/2027	1,000,000	AAA / Aaa		1,051,140
New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds, 5.25%, 6/15/2018	2,090,000	AAA / Aaa		2,262,195
New York State Environmental Facilities Corp., (Series C), 6.40% (Original Issue Yield: 6.40%), 9/15/2006	$35,000	AAA / Aaa		$35,149
New York State Environmental Facilities Corp., 5.00%, 10/15/2015	430,000	AAA / Aaa		463,252
New York State Environmental Facilities Corp., 5.85%, 1/15/2015	15,000	AAA / Aaa		16,720
New York State Environmental Facilities Corp.,5.875%, 1/15/2017	400,000	AAA / Aaa		454,608
New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.20% (Original Issue Yield: 5.20%), 5/15/2014	75,000	AAA / Aaa		84,408
New York State Environmental Facilities Corp., Revenue Bonds, 5.85%, 1/15/2015	1,040,000	AAA / Aaa		1,137,053
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series A), 5.70% (Occidental Petroleum Corp.)/(Original Issue Yield: 5.75%), 9/1/2028	25,000	BBB / Baa2		24,919
New York State HFA, (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	365,000	AA- / A3		403,829
New York State HFA, (Series A), 6.25% (Original Issue Yield: 6.35%), 9/15/2010	635,000	AAA- / A3		727,475
New York State HFA, (Series A), 6.90%, 8/15/2007	20,000	NR / Aa1		20,257
New York State HFA, (Series A), 7.75% (FHA LOC)/(Original Issue Yield: 7.748%), 2/15/2005	1,000,000	NR / A2		1,062,320
New York State HFA, (Series A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	885,000	AAA / A3		1,027,874
New York State HFA, Refunding Revenue Bonds, 7.90% (United States Treasury COL), 11/1/2006	80,000	AAA / #Aaa		87,510
New York State Local Government Assistance Corp., (Series A-2), 4.00% (Original Issue Yield: 2.73%), 4/1/2008	1,000,000	AA / A1		1,068,600
New York State Local Government Assistance Corp., Revenue Bonds, (Series A), 6.00% (Original Issue Yield: 6.106%), 4/1/2016	1,000,000	AA / A1		1,087,550
New York State Medical Care Facilities Finance Agency, Hospital & Nursing Home Revenue Bonds (Series B), 6.00% (Buffalo General Hospital)/(FHA INS)/(Original Issue Yield: 6.219%), 8/15/2014	$30,000	AAA / NR		$31,604
New York State Medical Care Facilities Finance Agency, Hospital and Nursing Home, 5.95% (FHA LOC)/(Original Issue Yield: 6.00%), 2/15/2010	50,000	AAA / NR		52,839
New York State Medical Care Facilities Finance Agency, Refunding Revenue Bonds, 5.75% (FHA LOC)/(Original Issue Yield: 5.85%), 2/15/2008	25,000	AAA / NR		26,378
New York State Mortgage Agency, Refunding Revenue Bonds, 5.70% (Original Issue Yield: 5.70%), 4/1/2011	865,000	NR / Aa1		912,722
New York State Mortgage Agency, (Series 67), 5.80% (Original Issue Yield: 5.799%), 10/1/2028	500,000	NR / Aa1		517,050
New York State Mortgage Agency, Revenue Bonds, (Series MBIA), 5.875% (MBIA Insurance Corp. LOC), 10/1/2015	3,500,000	AAA / Aaa		3,720,430
New York State Mortgage Agency, Refunding Revenue Bonds (Series 53), 5.25%, 10/1/2006	300,000	NR / Aa1		324,336
New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	500,000	AA- / Aa2		516,325
New York State Power Authority, Revenue Bonds (Series A), 5.25% (Original Issue Yield: 5.38%), 11/15/2030	400,000	AA- / Aa2		411,476
New York State Thruway Authority Service Contract, Refunding Revenue Bonds, 5.50% (Original Issue Yield: 3.94%), 4/1/2012	425,000	AA- / A3		478,831
New York State Thruway Authority, (Series 1998B), 5.25% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(FGIC LOC)/(Original Issue Yield: 5.02%), 4/1/2013	1,600,000	AAA / Aaa		1,748,160
New York State Thruway Authority, (Series 1999A), 5.125% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Original Issue Yield: 4.601%), 4/1/2011	$1,000,000	AAA / Aaa		$1,087,700
New York State Thruway Authority, (Series 2000A), 6.00% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Original Issue Yield: 5.69%), 4/1/2015	1,000,000	AAA / Aaa		1,153,030
New York State Thruway Authority, (Series 2000A) , 6.25% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(FSA LOC), 4/1/2011	1,000,000	AAA / Aaa		1,171,270
Niagara Falls, NY, Bridge Commission, (Series B), 5.25% (FGIC INS)/(Original Issue Yield: 5.35%), 10/1/2015	25,000	AAA / Aaa		27,976
Niagara Falls, NY, City School District, COPs, 5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.15%), 6/15/2011	300,000	AAA / Baa3		343,653
Niagara Frontier Transportation Authority, Revenue Bonds, 6.00% (Greater Buffalo International Airport)/(AMBAC INS)/(Original Issue Yield: 6.15%), 4/1/2007	20,000	AAA / Aaa		20,707
North Babylon Union Free School District, NY, (Series A), 5.50% (FGIC LOC)/(Original Issue Yield: 5.57%), 2/15/2017	1,000,000	NR / Aaa		1,105,620
Onondaga County, NY, IDA, (Series A), 4.00% (Original Issue Yield: 3.83%), 12/1/2004	340,000	NR / Baa2		347,997
Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.00%, 3/1/2009	85,000	NR / Baa2		90,936
Orange County, NY, GO UT, 5.10% (Original Issue Yield: 5.29%), 7/15/2019	1,580,000	NR / Aa1		1,673,315
Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024	170,000	AA- / NR		179,661
Schenectady, NY, IDA, (Series A), 5.45% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	155,000	NR / Aaa		164,556
Spackenkill, NY, Union Free School District, GO UT, 6.125%, 9/15/2014	$10,000	NR / A1		$11,853
Syracuse, NY, GO UT (Series A), Refunding Bonds, 5.125%, 2/15/2009	225,000	BBB / Baa1		246,816
Syracuse, NY, GO, (Series C), 5.50% (FGIC LOC), 1/1/2009	500,000	AAA / Aaa		556,230
TSASC, Inc. NY, Cash Flow Management, Public Improvements, 6.25%, 7/15/2027	1,500,000	BBB+/A2		1,525,665
Tobacco Settlement Financing Corp., NY, (Series A-1), 5.25% (Original Issue Yield: 4.00%), 6/1/2016	1,000,000	AA-		1,046,630
Tompkins, NY, HealthCare Corp., 10.80% (FHA INS), 2/1/2028	280,000	A / NR		321,045
Tompkins County, NY, IDA, Revenue Bonds, 6.05% (HeaIthcare Center Project)/(FHA INS), 2/1/2017	800,000	AAA / NR		862,376
Triborough Bridge & Tunnel Authority, NY, (Series A), 5.00% (Original Issue Yield: 5.24%), 1/1/2027	640,000	AA- / Aa3		644,864
Triborough Bridge & Tunnel Authority, NY, (Series B), 5.125% (Original Issue Yield: 4.73%), 11/15/2012	100,000	AA- / Aa3		101,808
Triborough Bridge & Tunnel Authority, NY, (Series Y), Refunding Revenue Bonds, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	3,500,000	AAA / Aaa		4,199,230
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.821%), 1/1/2009	285,000	AA- / Aa3		335,009
Utica, NY, Industrial Development Agency Civic Facility, 5.50%, 8/15/2013	510,000	A / NR		546,434
Utica, NY, Industrial Development Agency Civic Facility, (Series A), 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	$320,000	NR / Aa3		$340,502
Utica, NY, Industrial Development Agency Civic Facility, (Series A) Revenue Bonds, 5.50% (Munson Williams Proctor), 7/15/2029	425,000	NR / Aa3		444,916
Valley Central School District, GO UT, 7.15% (AMBAC LOC)/(Original Issue Yield: 7.10%), 6/15/2005	350,000	AAA / Aaa		382,456
Webster, NY, CSD, GO UT, 5.125% (FGIC LOC)/(Original Issue Yield: 5.40%), 6/15/2019	1,000,000	NR / Aaa		1,066,860

TOTAL NEW YORK				$85,084,179

PUERTO RICO -- 0.0%
Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.10% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	25,000	NR / A3		25,537
WISCONSIN -- 1.6%
Badger, WI, Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	1,500,000	BBB / Baa2		1,371,120

TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $83,726,281)				$86,884,231

SHORT-TERM MUNICIPALS -- 0.3%
New York City, NY, Municipal Water Finance Authority, (Series 2003 C-1) Daily VRDNS (State Street Bank and Trust Co. LOC) (COST OF $300,000)	300,000	AA / Aa2		$300,000

TOTAL INVESTMENTS -- 98.8% (IDENTIFIED COST $84,026,281)				$87,184,231

OTHER ASSETS AND LIABILITIES -- NET -- 1.2%				$1,056,090

TOTAL NET ASSETS -- 100%				$88,240,321

See Notes to Portfolios of Investments.

MTB Pennsylvania Municipal Bond Fund

Description	Principal Amount	Credit Rating	[5]	Value
3LONG-TERM MUNICIPALS -- 97.8%
NEW JERSEY -- 0.8%
Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (Original Issue Yield: 7.05%), 6/1/2039	$2,000,000	A / A1		$1,817,800
PENNSYLVANIA -- 97.0%
Adams County, PA, GO UT Refunding Notes, 5.30% (FGIC LOC)/(Original Issue Yield: 5.42%), 11/15/2019	1,185,000	AAA / Aaa		1,344,051
Allegheny County, PA, GO, (Series C-52), 5.25% (FGIC LOC)/(Original Issue Yield: 5.50%), 11/1/2021	4,000,000	AAA / Aaa		4,230,400
Allegheny County, PA, GO, (Series C-56), 4.50% (FSA LOC), 10/1/2006	1,500,000	AAA / Aaa		1,620,120
Allegheny County, PA, Airport Authority, Refunding Revenue Bonds, 5.75% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.85%), 1/1/2006	1,450,000	AAA / Aaa		1,559,721
Allegheny County, PA, Higher Education Building Authority, [Duquesne University Project], 5.125%, 3/1/2013	435,000	NR / Aaa		481,066
Allegheny County, PA, IDA, Refunding Revenue Bond, 6.70%, 12/1/2020	4,150,000	BBB+ / Baa1		4,314,714
Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.125%), 3/1/2024	2,500,000	AAA / Aaa		2,939,975
Allegheny County, PA, Residential Finance Agency, Revenue Bonds, 5.15%, 11/1/2016	665,000	NR / Aaa		691,866
Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC LOC)/(Original Issue Yield: 6.09%), 4/1/2021	1,210,000	AAA / Aaa		1,415,579
Blair County, PA, (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 3.45%), 8/1/2007	1,000,000	NR / Aaa		1,106,230
Bucks County, PA, IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027	1,000,000	BBB+ / NR		1,021,290
Bucks County, PA, IDA, Revenue Bonds, 10.00%, 5/15/2019	$4,775,000	Aaa		$7,780,433
Burrell, PA, School District, GO UT School Improvements, 5.25% (FGIC INS)/(Original Issue Yield: 5.45%), 11/15/2010	2,200,000	AAA / Aaa		2,386,714
Butler County, PA, IDA, GO UT, 6.00% (FGIC LOC)/(Original Issue Yield: 6.00%), 7/15/2011	1,000,000	AAA / Aaa		1,179,200
Charleroi, PA, Area School District, (Series C), 5.75% (FGIC LOC)/(Original Issue Yield: 5.90%), 10/1/2014	1,070,000	AAA / NR		1,247,641
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC LOC), 10/1/2017	30,000	AAA / NR		34,651
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC LOC), 10/1/2017	1,300,000	AAA / NR		1,533,493
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.30% (Main Line Health Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.40%), 5/15/2007	2,045,000	AAA / Aaa		2,119,970
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.50% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 7/1/2007	965,000	AAA / Aaa		1,056,771
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010	1,675,000	AAA / Aaa		1,850,054
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009	1,985,000	AAA / Aaa		2,192,452
Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance LOC), 10/15/2027	2,250,000	AA		2,351,452
Chester County, PA, HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original Issue Yield: 5.63%), 5/15/2027	$2,000,000	AA- / A1		$2,007,600
Commonwealth of Pennsylvania, GO UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008	2,000,000	AA / Aa2		2,259,700
Commonwealth of Pennsylvania, GO UT, 6.00% (Original Issue Yield: 5.96%), 1/15/2018	3,000,000	AA / Aa2		3,444,720
Commonwealth of Pennsylvania, GO UT, (Series, 2nd), 5.10% (FSA LOC)/(Original Issue Yield: 5.20%), 5/1/2022	475,000	AAA / Aaa		492,570
Commonwealth of Pennsylvania, GO UT Bonds, 5.75%, 1/15/2009	2,150,000	AA / Aa2		2,459,858
Conestoga Valley, PA, School District, (Series A), 4.50% (FGIC LOC)/(Original Issue Yield: 2.95%), 5/1/2005	640,000	NR / Aaa		670,861
Dauphin County, PA, General Authority, Revenue Refunding Bonds, 5.20% (Pinnacle Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 5/15/2009	910,000	AAA / Aaa		987,259
Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030	1,200,000	A-		1,245,084
Delaware County, PA, Authority, Hospital Revenue Bonds, 6.00% (Original Issue Yield: 6.21%), 12/15/2020	4,000,000	BBB+ / Baa1		3,980,640
Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.66%), 7/1/2018	2,000,000	A- / A2		2,125,280
Dover, PA, Area School District, GO UT, 4.50% (FGIC LOC)/(Original Issue Yield: 4.09%), 4/1/2014	600,000	Aaa		627,888
Downingtown Area School District, PA, GO UT, 4.90% (Original Issue Yield: 4.97%), 4/1/2016	2,130,000	NR / Aaa		2,239,482
Gateway, PA, School District, GO UT, 4.45% (FGIC LOC), 10/15/2017	555,000	AAA / Aaa		564,873
Gateway, PA, School District, 4.35% (FGIC LOC), 10/15/2016	525,000	AAA / Aaa		534,555
Greater Johnstown, PA, School District, GO UT, 5.00% (FGIC LOC), 2/1/2009	$1,365,000	AAA		$1,515,546
Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.749%), 2/1/2007	710,000	AAA / Aaa		770,208
Harbor Creek, PA, School District, (Series C), 4.00% (FGIC LOC)/(Original Issue Yield: 3.25%), 8/1/2006	505,000	AAA / Aaa		536,462
Indiana County, PA, IDA, (Series A), 5.875% (AMBAC LOC)/(Original Issue Yield: 6.04%), 11/1/2029	1,300,000	AAA / Aaa		1,413,360
Indiana County, PA, IDA, 6.00% (MBIA Insurance Corp. LOC), 6/1/2006	1,500,000	AAA / Aaa		1,663,170
Keystone, PA, Central School District, GO UT, 2.80%, 9/1/2004	795,000	A / NR		804,945
Lampeter-Strasburg, PA, School District, GO UT, 4.00% (FGIC LOC)/(Original Issue Yield: 2.95%), 4/1/2008	1,000,000	Aaa		1,067,740
Lancaster County, PA, Solid Waste Management, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.05%), 12/15/2015	4,000,000	AAA / Aaa		4,426,680
Lancaster County, PA, (Series A), 5.60% (FGIC LOC)/(Original Issue Yield: 5.65%), 5/1/2012	2,000,000	NR / Aaa		2,254,800
Lancaster, PA, School District, GO UT, 2.00% (FGIC LOC)/(Original Issue Yield: 2.02%), 2/15/2005	500,000	AAA		504,840
Lehigh County, PA, General Purpose Authority, Hospital Refunding Revenue Bonds (Series 1996A), 5.75% (Muhlenberg Hospital Center)/(Original Issue Yield: 5.85%), 7/15/2010	1,270,000	A / NR		1,427,937
Lehigh County, PA, General Purpose Authority, Refunding Revenue Bonds, 5.80% (Original Issue Yield: 5.90%), 11/1/2012	1,435,000	NR / Ba2		1,423,907
Lehigh County, PA, General Purpose Authority, Revenue Bonds, 5.75% (Muhlenberg Hospital Center)/(Original Issue Yield: 5.85%), 7/15/2010	1,730,000	A / A3		1,945,143
Loyalsock Township, PA, School District, GO UT, 4.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.15%), 11/1/2005	$1,020,000	AAA / Aaa		$1,073,744
Luzerne County, PA , Flood Protection Authority, (Series A), 5.25% (MBIA Insurance Corp. LOC), 1/15/2012	2,310,000	AAA / Aaa		2,575,627
Manheim, PA, Central School District, GO UT, 4.95% (FGIC LOC), 6/1/2011	1,500,000	NR / Aaa		1,581,060
Mercer County, PA, GO UT Unltd, 5.50%, 10/1/2019	1,215,000	AAA / Aaa		1,336,196
Mercer County, PA, GO UT Unltd, 5.50%, 10/1/2028	1,155,000	AAA / Aaa		1,275,813
Millville, PA, Area School District, GO UT, 5.75% (AMBAC LOC)/(Original Issue Yield: 5.748%), 6/1/2017	890,000	AAA / Aaa		953,386
Montgomery County, PA, Higher Education & Health Authority College, Revenue Bonds, 5.70% (Connie Lee LOC)/(Original Issue Yield: 5.80%), 4/1/2010	500,000	AAA		555,480
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Original Issue Yield: 7.40%), 12/1/2019	3,000,000	NR		3,058,230
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008	1,275,000	AAA / Aaa		1,422,071
Montgomery County, PA, IDA, Refunding Revenue Bonds, 5.35% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.46%), 8/15/2027	1,500,000	NR / Aaa		1,563,690
Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	1,000,000	BBB+ / NR		1,033,690
Montgomery County, PA, IDA, Revenue Bonds, 5.25% (Original Issue Yield: 5.48%), 11/15/2028	3,000,000	BBB+		2,838,240
Montgomery County, PA, 5.375%, 7/15/2013	1,885,000	Aaa		2,084,942
North Allegheny, PA, School District, GO UT, 5.75% (FGIC LOC), 11/10/2012	$1,500,000	AAA / Aaa		$1,736,310
North Allegheny, PA, School District, GO UT, 5.50% (FGIC LOC), 11/1/2010	1,765,000	AAA / Aaa		2,028,162
Northampton County, PA, GO UT, 5.125%, 8/15/2019	2,575,000	AA- / Aa2		2,695,587
Northern Tioga, PA, School District, GO UT, 4.40% (Original Issue Yield: 4.45%), 9/15/2012	555,000	AAA / Aaa		558,763
Owen J. Roberts School District, PA, GO UT Prerefunded (Series A) Bonds, 5.375% (Original Issue Yield: 5.50%), 5/15/2018	630,000	AAA / Aaa		705,039
Owen J. Roberts School District, PA, GO UT Unrefunded (Series A) Bonds, 5.375% (Original Issue Yield: 5.50%), 5/15/2018	870,000	AAA / Aaa		943,437
Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC LOC)/(Original Issue Yield: 6.80%), 9/1/2019	5,410,000	AAA / Aaa		6,442,769
Pennsylvania Convention Center Authority, Revenue Bonds, 6.75% (FGIC LOC)/(Original Issue Yield: 6.875%), 9/1/2019	2,000,000	AAA / Aaa		2,129,920
Pennsylvania Convention Center Authority, Revenue Refunding Bonds, 6.75% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.875%), 9/1/2019	2,500,000	AAA / Aaa		2,662,400
Pennsylvania HFA, (Series 58A), 5.85%, 4/1/2017	1,410,000	AA+ / Aa2		1,466,456
Pennsylvania HFA, (Series 68A), 6.10%, 4/1/2021	2,000,000	AA+ / Aa2		2,101,160
Pennsylvania HFA, (Series 69A0), 6.15% (FHA/VA Mtgs LOC), 10/1/2020	1,115,000	AA+ / Aa2		1,179,458
Pennsylvania HFA, (Series 70A0), 5.80%, 10/1/2021	1,295,000	AA+ / Aa2		1,347,836
Pennsylvania HFA, (Series 72A), 3.80% (Original Issue Yield: 3.80%), 10/1/2005	1,170,000	AA+ / Aa2		1,214,390
Pennsylvania HFA, Refunding Revenue Bonds, 6.00%, 10/1/2013	1,500,000	AA+ / Aa2		1,583,340
Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC LOC), 6/15/2015	$2,000,000	AAA / Aaa		$2,182,040
Pennsylvania State, 5.00%, 8/1/2016	1,475,000	AA / Aa2		1,561,863
Pennsylvania State, GO UT, 6.00% (Original Issue Yield: 5.47%), 1/15/2010 (@101)	1,000,000	AA / Aa2		1,153,750
Pennsylvania State, GO UT Unltd, 5.375% (FGIC LOC)/(Original Issue Yield: 5.80%), 5/15/2015	5,000,000	AAA / Aaa		5,543,750
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A), 5.50% (University of Pennsylvania Health Services)/(Original Issue Yield: 5.55%), 1/1/2009	4,000,000	AA / A1		4,223,520
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (Bryn Mawr College)/(AMBAC LOC)/(Original Issue Yield: 4.06%), 12/1/2012	250,000	AAA / Aaa		281,463
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Original Issue Yield: 5.60%), 11/1/2022	2,600,000	AA		2,769,858
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.05%), 5/1/2024	4,075,000	A / A2		4,330,136
Pennsylvania State Higher Education Facilities Authority, University and College Improvement Bonds, 5.25% (Temple University)/(MBIA Insurance Corp. LOC), 4/1/2014	425,000	AAA / Aaa		464,946
Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013	500,000	AAA / Aaa		566,840
Pennsylvania State IDA, Revenue Bonds, 6.00% (AMBAC NS), 7/1/2006	3,000,000	AAA / Aaa		3,332,760
Pennsylvania State IDA, Refunding Revenue Bonds, 4.50% (AMBAC LOC), 7/1/2008	800,000	AAA / Aaa		872,064
Pennsylvania State Turnpike Commission, (Series A), 4.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 2.83%), 12/1/2008	$2,000,000	AAA / Aaa		$2,143,140
Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC LOC)/(Original Issue Yield: 4.77%), 6/1/2011 (@101)	1,000,000	AAA / Aa3		1,124,280
Pennsylvania State University, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.67%), 8/15/2016	1,000,000	AA / Aa2		1,118,270
Pennsylvania State University, Refunding Revenue Bonds, 5.00%, 8/15/2006	1,000,000	AA / Aa2		1,090,090
Philadelphia, PA, Authority for Industrial Development, (Series B), 5.25% (FSA LOC)/(Original Issue Yield: 4.50%), 10/1/2010	1,000,000	AAA / Aaa		1,127,720
Philadelphia, PA , Authority for Industrial Development, (Series B), 5.25% (Original Issue Yield: 5.45%), 10/1/2030	2,000,000	AAA / Aaa		2,069,720
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, 4.75% (Original Issue Yield: 4.84%), 8/15/2008	1,000,000	BBB		1,017,240
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, 5.20%, 6/15/2018	2,100,000	NR / Baa2		2,078,895
Philadelphia, PA , Authority for Industrial Development, Revenue Bonds, 5.50% (Girard Estate Coal Mining Project)/(Original Issue Yield: 5.75%), 11/15/2016	3,590,000	AA / Aa3		3,933,384
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, 6.00% (Philadelphia, PA)/(MBIA Insurance Corp. INS), 2/15/2007	1,365,000	AAA / Aaa		1,533,960
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 4.40%), 5/1/2014	1,280,000	AAA / Aaa		1,425,446
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 4.53%), 5/1/2015	1,350,000	AAA / Aaa		1,498,986
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, (Series A), 6.625%, 11/15/2023	$3,250,000	BBB / Baa2		$3,251,690
Philadelphia, PA, Municipal Authority, Lease Revenue Bonds, 7.10% (MBIA Insurance Corp. INS), 11/15/2006	4,095,000	AAA / Aaa		4,114,779
Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 5.25%), 8/1/2013	2,000,000	AAA / Aaa		2,147,140
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.81%), 6/15/2009	1,900,000	AAA / Aaa		2,175,557
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2007	3,000,000	AAA / Aaa		3,444,030
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2008	2,150,000	AAA / Aaa		2,508,362
Philadelphia, PA, GO UT, 5.25% (FSA LOC)/(Original Issue Yield: 4.59%), 3/15/2011 (@100)	1,000,000	AAA / Aaa		1,091,750
Philadelphia, PA, Refunding GO UT Bonds, 5.125% (FGIC INS), 5/15/2014	3,000,000	AAA / Aaa		3,234,750
Pittsburgh, PA, Auditorium Authority, Refunding Revenue Bonds, 5.25% (AMBAC LOC)/(Original Issue Yield: 5.155%), 2/1/2017	3,000,000	AAA / Aaa		3,238,230
Pittsburgh, PA, Public Parking Authority, Revenue Bonds, 3.50% (AMBAC LOC), 12/1/2005	1,000,000	AAA		1,043,840
Pittsburgh, PA, Public Parking Authority, Revenue Bonds, 4.00% (AMBAC LOC), 12/1/2007	1,000,000	AAA		1,073,230
Pittsburgh, PA, School District, GO UT, 5.25% (FSA LOC)/(Original Issue Yield: 4.12%), 9/1/2009	500,000	AAA / Aaa		566,005
Radnor Township, PA, School District, GO UT, 5.75% (Original Issue Yield: 5.92%), 3/15/2019	2,500,000	NR / Aa3		2,734,800
Ridley Park, PA, Hospital Authority, (Series A), 6.00% (Original Issue Yield: 5.999%), 12/1/2005	$400,000	NR / Baa1		$419,492
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016	2,000,000	AAA / Aaa		2,198,260
Seneca Valley, PA, School District, Refunding Revenue Bonds, (Series A), 3.90% (FGIC LOC)/(Original Issue Yield: 4.00%), 7/1/2016	1,590,000	Aaa		1,550,314
Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25%, 3/1/2013	500,000	AAA / Aaa		546,645
State Public School Building Authority, PA, Refunding Revenue Bonds, 5.95% (AMBAC LOC)/(Original Issue Yield: 6.014%), 7/15/2020	2,335,000	AAA / Aaa		2,753,269
Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.65%), 9/15/2020	1,000,000	AA+ / Aa1		1,064,470
Tredyffrin-Easttown, PA, School District, GO UT, 5.00% (Original Issue Yield: 3.92%), 2/15/2009	1,000,000	Aaa		1,111,360
Tredyffrin Township, PA, 5.25%, 11/15/2017	1,750,000	NR / Aaa		1,891,033
West Chester, PA, Area School District, GO UT 5.00% (State Aid Withholding LOC), 4/15/2016	1,515,000	Aa1		1,615,475
West Chester, PA, Area School District, GO UT 5.00% (State Aid Withholding LOC), 4/15/2018	1,000,000	Aa1		1,051,700
Westmoreland County, PA, Municipal Authority, (Series A)/(FGIC LOC)/(Original Issue Yield: 6.19%), 8/15/2023	3,680,000	AAA / Aaa		1,342,795
Wilson, PA School District, 5.00% (FSA LOC), 5/15/2012	1,000,000	Aaa		1,099,800

TOTAL PENNSYLVANIA				$232,713,044

TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $220,884,871)				$234,530,844

Description	Shares			Value
MUTUAL FUND -- 0.9%
[6] Pennsylvania Municipal Cash Trust, (Series IS) (AT NET ASSET VALUE)	2,238,995			$2,238,995

				Value
TOTAL INVESTMENTS -- 98.7% (IDENTIFIED COST $223,123,866)				$236,769,839

OTHER ASSETS AND LIABILITIES -- NET -- 1.3%				$3,194,320

TOTAL NET ASSETS -- 100%				$239,964,159

See Notes to Portfolios of Investments

MTB Maryland Municipal Bond Fund

Description	Principal Amount	Credit Rating	[5]	Value
LONG-TERM MUNICIPALS -- 96.8%
DISTRICT OF COLUMBIA -- 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, 5.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.55%), 1/1/2012	$1,000,000	AAA / Aaa		$1,101,600
MARYLAND -- 91.2%
Allegany County, MD, GO, 5.30% (AMBAC LOC)/ (Original Issue Yield: 5.40%), 3/1/2012	1,190,000	AAA / Aaa		1,333,371
Allegany County, MD, Refunding Revenue Bonds, 6.20%, 1/1/2008	550,000	BBB / Baa2		569,525
Anne Arundel County, MD, GO UT, 5.00% (Original Issue Yield: 3.86%), 3/1/2016	1,000,000	AA+ / Aa1		1,078,410
Anne Arundel County, MD, GO, 5.00%, 3/1/2019	2,000,000	AA+ / Aa1		2,096,360
Anne Arundel County, MD, GO, 6.00%, 9/1/2006	2,000,000	AA+ / Aa1		2,238,100
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, 5.375% (MBNA Corp. LOC), 9/1/2011	2,910,000	AAA / Aaa		3,254,107
Baltimore County, MD, Port Facility, Refunding Revenue Bonds, 6.50%, 10/1/2011	1,000,000	Aa3		1,024,350
Baltimore County, MD, GO, 5.25%, 6/1/2011	1,000,000	AAA / Aaa		1,103,070
Baltimore County, MD, GO, 5.50%, 6/1/2016	1,500,000	AAA / Aaa		1,664,070
Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.75% (Original Issue Yield: 5.80%), 7/1/2030	3,000,000	AAA / Aaa		3,500,910
Baltimore, MD, Refunding Revenue Bonds, 5.25% (FGIC LOC), 7/1/2017	$1,000,000	AAA / Aaa		$1,117,690
Baltimore, MD, Revenue Bonds, 5.00% (FGIC LOC), 7/1/2023	1,545,000	AAA / Aaa		1,588,445
Calvert County, MD, Pollution Control, 5.55% (Baltimore Gas & Electric Co.)/(MBIA Insurance Corp. LOC), 7/15/2014	2,500,000	AAA / Aaa		2,616,375
Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance LOC), 1/1/2016	2,000,000	AA / NR		2,164,440
Frederick County, MD, Revenue Bonds, 5.75% (Original Issue Yield: 5.88%), 9/1/2025	1,000,000	BBB / Baa3		1,020,580
Frederick County, MD, Revenue Bonds, 5.90% (Original Issue Yield: 5.95%), 1/1/2017	1,000,000	NR		922,980
Harford County, MD, GO UT, 5.50%, 12/1/2008	1,895,000	AA / Aa1		2,157,495
Howard County, MD, GO UT, 5.25%, 8/15/2016	1,480,000	AAA / Aaa		1,619,712
Howard County, MD, 5.25%, 8/15/2015	125,000	AAA / Aaa		140,652
Howard County, MD, 5.25%, 8/15/2015	1,800,000	AAA / Aaa		1,981,980
Maryland National Capital Park & Planning Commission, 5.375% (Original Issue Yield: 5.55%), 1/15/2014	1,000,000	AA / Aa2		1,092,360
Maryland State Community Development Administration, 5.05% (MHF LOC), 4/1/2008	1,000,000	Aa2		1,048,360
Maryland State Community Development Administration, 5.20%, 12/1/2029	2,000,000	Aaa		2,088,640
Maryland State Community Development Administration, (Series A), 5.60%, 3/1/2017	$940,000	Aa2		$985,233
Maryland State Economic Development Corp., 4.65% (GNMA Collateralized Home Mortgage Program LOC), 12/20/2008	590,000	AAA		632,486
Maryland State Economic Development Corp., 5.60%, 6/1/2010	1,595,000	Baa3		1,634,125
Maryland State Economic Development Corp., 6.00% (Original Issue Yield: 6.054%), 6/1/2019	1,000,000	Baa3		1,043,140
Maryland State Economic Development Corp., 7.125%, 4/1/2019	895,000	BBB-		955,699
Maryland State Economic Development Corp., 8.25%, 11/1/2026	1,000,000	NR		951,960
Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.25% (Medlantic/Helix Parent, Inc.)/(FSA LOC), 8/15/2012	1,175,000	AAA / Aaa		1,285,239
Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.75% (Original Issue Yield: 4.90%), 11/1/2014	1,000,000	AA / Aa2		1,035,890
Maryland State Health & Higher Educational Facilities Authority, 3.50% (Sheppard Pratt Residential Treatment Facility)/(Original Issue Yield: 3.60%), 7/1/2011	600,000	A-		576,306
Maryland State Health & Higher Educational Facilities Authority, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.27%), 7/1/2027	2,500,000	AAA / Aaa		2,604,450
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022	2,500,000	A3		2,509,425
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Johns Hopkins Hospital), 5/15/2013	1,465,000	AA- / A1		1,556,079
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Mercy Ridge, Inc.), 4/1/2008	2,000,000	NR		2,056,420
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Original Issue Yield: 5.17%), 7/1/2019	1,500,000	AAA / Aaa		1,550,925
Maryland State Health & Higher Educational Facilities Authority, 5.00% (Original Issue Yield: 5.20%), 7/1/2008	$1,000,000	A / A2		$1,021,690
Maryland State Health & Higher Educational Facilities Authority, 5.00% (University of Maryland Medical System), 7/1/2012	1,000,000	A / Baa1		1,080,410
Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020	2,000,000	AA / Aa2		2,114,000
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017	2,000,000	AA / Aa2		2,170,580
Maryland State Health & Higher Educational Facilities Authority, 5.25% (Original Issue Yield: 5.35%), 7/1/2020	1,585,000	AAA / Aaa		1,690,133
Maryland State Health & Higher Educational Facilities Authority, 5.25%, 8/15/2011	2,000,000	AAA / Aaa		2,197,420
Maryland State Health & Higher Educational Facilities Authority, 5.25%, 10/1/2028	1,000,000	NR		999,970
Maryland State Health & Higher Educational Facilities Authority, 5.50% (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013	1,000,000	NR / Aaa		1,024,050
Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031	2,000,000	A- / Baa1		2,017,160
Maryland State Health & Higher Educational Facilities Authority, 5.80% (Original Issue Yield: 5.93%), 1/1/2032	1,135,000	BBB+		1,172,818
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Carroll County, MD General Hospital), 7/1/2037	2,250,000	Baa1		2,368,665
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Catholic Health Initiatives), 12/1/2013	1,370,000	AA / Aa2		1,545,182
Maryland State Health & Higher Educational Facilities Authority, 6.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.20%), 7/1/2012	$500,000	AAA / Aaa		$511,900
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Mercy Ridge, Inc.), 4/1/2035	500,000	NR		491,775
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), 1/1/2015	1,500,000	A-		1,585,500
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.05%), 7/1/2020	250,000	BBB-		256,805
Maryland State Health & Higher Educational Facilities Authority, 6.00% (Original Issue Yield: 6.146%), 7/1/2031	1,500,000	BBB-		1,522,455
Maryland State Health & Higher Educational Facilities Authority, (Series A), 5.375% (Loyola College in Maryland, Inc.)/(Original Issue Yield: 5.45%), 10/1/2011	950,000	AAA / Aaa		1,062,822
Maryland State IDFA, 5.10% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%), 11/1/2022	1,000,000	A2		1,022,670
Maryland State Stadium Authority, 5.50% (AMBAC LOC)/(Original Issue Yield: 5.55%), 3/1/2012	1,000,000	AAA / Aaa		1,094,250
Maryland State Transportation Authority, 6.00% (FGIC LOC)/(Original Issue Yield: 6.10%), 7/1/2007	1,000,000	AAA / Aaa		1,053,030
Maryland State Transportation Authority, Refunding Revenue Bonds, 5.75% (Original Issue Yield: 6.20%), 7/1/2015	1,500,000	A+ / A1		1,505,205
Maryland State, 5.50%, 3/1/2013	2,000,000	AAA / Aaa		2,295,780
Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 6.55%, 9/1/2014	910,000	AA / Aa2		918,172
Montgomery County, MD, Special Obligation, Special Tax, 5.375% (Radian Group, Inc. LOC)/(Original Issue Yield: 5.48%), 7/1/2020	250,000	AA		262,943
Montgomery County, MD, GO UT, Refunding Bonds (Series A), 5.80% (Original Issue Yield: 5.90%), 7/1/2007	$1,000,000	AAA / Aaa		$1,134,850
Montgomery County, MD, GO UT, 4.75%, 2/1/2015	2,025,000	AAA / Aaa		2,151,279
Montgomery County, MD, GO UT, 5.60% (Original Issue Yield: 5.70%), 1/1/2016	2,000,000	AAA / Aaa		2,316,500
New Baltimore, MD, Board School Commerce, Revenue Bonds, 5.00% (Original Issue Yield: 5.05%), 11/1/2013	1,135,000	AA+ / Aa1		1,220,772
Northeast, MD Waste Disposal Authority, Revenue Bonds, 7.20% (MBIA Insurance Corp. LOC), 1/1/2016	2,500,000	AAA / Aaa		2,574,650
Prince Georges County, MD, GO UT, 5.50% (Original Issue Yield: 4.95%), 10/1/2010	2,000,000	AAA / Aaa		2,282,660
Prince Georges County, MD, 4.00%, 9/15/2017	1,100,000	AA / Aa3		1,080,981
Queen Annes County, MD, Public Facility, 5.40% (FGIC LOC)/(Original Issue Yield: 5.48%), 11/15/2011	1,000,000	AAA / Aaa		1,121,920
Queen Annes County, MD, Public Facility, 6.00% (FGIC LOC)/(Original Issue Yield: 5.25%), 11/15/2008	1,000,000	AAA / Aaa		1,143,740
St. Mary's College, MD, Refunding Revenue Bonds, 5.25% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.30%), 9/1/2027	2,000,000	AAA / Aaa		2,081,840
St. Mary's County, MD, GO UT, 4.45% (Original Issue Yield: 4.50%), 7/1/2014	1,100,000	AA- / Aa3		1,158,740
St. Mary's County, MD, GO UT, 5.00% (Original Issue Yield: 5.00%), 10/1/2021	1,000,000	AA- / Aa3		1,041,400
University of Maryland, Revenue Bonds, 5.25%, 10/1/2011	1,000,000	AA+ / Aa3		1,118,160
Washington Country, MD, GO UT Bonds, 5.80% (MBIA Insurance Corp. LOC)/ (Original Issue Yield: 5.95%), 1/1/2015	1,250,000	AAA / Aaa		1,342,038
Washington Suburban Sanitation District, MD, GO UT Bonds, 4.70% (Original Issue Yield: 4.80%), 6/1/2018	2,000,000	AAA / Aaa		2,078,140
Description	Principal Amount	Credit Rating	[5]	Value
Washington Suburban Sanitation District, MD, GO UT Bonds, 6.00%, 6/1/2018	$1,000,000	AAA / Aaa		$1,196,590

TOTAL MARYLAND				$114,829,004

PUERTO RICO -- 3.2%
Commonwealth of Puerto Rico, GO UT, 6.25%, 7/1/2012	1,000,000	AAA / Aaa		1,201,100
Puerto Rico Highway and Transportation Authority, (Series F), 5.25%, 7/1/2011	1,000,000	A / Baa1		1,097,350
Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC LOC)/(Original Issue Yield: 4.94%), 6/1/2019	1,500,000	AAA / Aaa		1,688,085

TOTAL PUERTO RICO				$3,986,535

Description	Principal Amount or Shares	Credit Rating	[5]	Value
WISCONSIN -- 1.5%
Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028	$2,000,000	A- / Baa2		$1,913,100

TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $115,575,138)				$121,830,239

MUTUAL FUND -- 2.0%
[9] Maryland Municipal Cash Trust (AT NET ASSET VALUE)	2,525,847			$2,525,847

TOTAL INVESTMENTS -- 98.8% (IDENTIFIED COST $118,100,985)				$124,356,086

OTHER ASSETS AND LIABILITIES -- NET -- 1.2%				$1,502,405

TOTAL NET ASSETS -- 100%				$125,858,491

See Notes to Portfolios of Investments

MTB Intermediate-Term Bond Fund

Description	Principal Amount	Value
ASSET-BACKED SECURITIES -- 3.6%
EQCC Home Equity Loan Trust 1999-1, Class A3F, 5.915%, 11/20/2024	$52,094	$52,087
Ford Credit Auto Owner Trust 2002-B, Class A4, 4.750%, 8/15/2006	1,000,000	1,047,870
GMAC Mortgage Corp. Loan Trust 2002-HE2, Class A4, 6.000%, 6/25/2023	1,792,904	1,813,935
Household Automotive Trust 2002-2, Class A3, 2.850%, 3/19/2007	1,000,000	1,009,947
Residential Asset Securities Corp. 2002-KS6, Class AI3, 3.580%, 12/25/2026	1,250,000	1,258,213
Residential Asset Securities Corp. 2002-KS8, Class A3, 3.690%, 4/25/2027	1,500,000	1,513,065
The Money Store Home Equity Trust 1997-D, Class AF5, 6.555%, 12/15/2038	632,122	640,892
Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006	1,000,000	1,011,694
William Street Funding Corp., Class A, 1.410%, 4/23/2006	1,000,000	1,001,952

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,271,866)		$9,349,655

COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.5%
(Series SF1), Class A2, 1.700%, 12/15/2006	$491,788	$491,811
(Series 2672), Class GM, 4.000%, 3/15/2017	1,000,000	1,024,062
(Series T045), Class A3, 4.105%, 10/27/2031	1,000,000	1,021,736
(Series 2643), Class LA, 4.500%, 1/15/2011	3,300,000	3,422,034
(Series 2672), Class NU, 5.000%, 8/15/2008	2,000,000	2,067,980
(Series 1614), Class J, 6.250%, 11/15/2022	954,429	981,544

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$9,009,167

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.5%
(Series 1993-135), Class PG, 6.250%, 7/25/2008	964,057	997,751
(Series 1993-160), Class AJ, 6.500%, 4/25/2023	2,705,000	2,899,057

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$3,896,808

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $12,562,887)		$12,905,975

COMMERCIAL PAPER -- 1.9%
UBS Finance (Delaware), Inc. CPABS3A3 1.030%, 11/3/2003 (AT AMORTIZED COST)	$5,000,000	$4,999,711
CORPORATE BONDS -- 52.1%
AUTO COMPONENTS -- 0.5%
Lear Corp., Company Guarantee, 8.110%, 5/15/2009	1,250,000	1,442,188
AUTOMOBILES -- 1.2%
DaimlerChrysler North America Holding Corp., Note, 6.500%, 11/15/2013	500,000	505,950
DaimlerChrysler North America Holding Corp., Company Guarantee, 6.900%, 9/1/2004	2,450,000	2,548,637

TOTAL AUTOMOBILES		$3,054,587

BANKS -- 1.7%
BankBoston Capital Trust III, Company Guarantee, 1.000%, 6/15/2027	1,000,000	950,440
PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,330,000	1,457,773
Suntrust Capital III, Company Guarantee, 1.790%, 3/15/2028	1,000,000	948,580
U.S. Bank NA, Sub. Note, 6.300%, 7/15/2008	1,000,000	1,109,470

TOTAL BANKS		$4,466,263

BANKS -- FOREIGN -- 0.9%
Merita Ltd., Sub. Note, 6.500%, 1/15/2006	2,060,000	2,222,513
Banks -- Regional -- 1.4%
Fleet National Bank, Sub. Note, (Series BKNT), 5.750%, 1/15/2009	1,320,000	1,437,256
National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,055,000	1,053,861
Wachovia Bank NA, Sub. Note, 7.875%, 2/15/2010	1,000,000	1,188,840

TOTAL BANKS -- REGIONAL		$3,679,957

BEVERAGES -- 0.4%
Coca-Cola Enterprises, Inc., Deb., 6.750%, 9/15/2028	1,000,000	1,106,680
CAPITAL MARKETS -- 3.4%
Bank of New York Co., Inc., Sr. Note, 5.200%, 7/1/2007	1,000,000	1,069,480
Bear Stearns Cos., Inc., Note, 4.000%, 1/31/2008	1,000,000	1,018,890
Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006	835,000	938,615
Bear Stearns Cos., Inc., Unsecd. Note, 2.875%, 7/2/2008	1,000,000	964,410
Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	1,300,000	1,407,276
Goldman Sachs Group, Inc., Note, 5.700%, 9/1/2012	1,000,000	1,044,910
Lehman Brothers Holdings, Inc., Note, 6.250%, 5/15/2006	670,000	729,389
Morgan Stanley, Bond, 5.800%, 4/1/2007	$500,000	$539,440
Morgan Stanley Tracer, Note, 4.250%, 5/15/2010	1,000,000	990,580

TOTAL CAPITAL MARKETS		$8,702,990

COMMERCIAL BANKS -- 4.9%
Bank One Corp., Note, 7.600%, 5/1/2007	1,400,000	1,590,890
Bank of America Corp., Sub. Note, 6.625%, 10/15/2007	500,000	560,220
Bank of America Corp., Unsecd. Note, 7.800%, 2/15/2010	965,000	1,140,398
Chase Manhattan Corp., Note, 6.375%, 4/1/2008	2,500,000	2,760,525
National City Corp., Sub. Note, 6.875%, 5/15/2019	1,000,000	1,139,330
SunTrust Banks, Inc., Sub. Note, 7.375%, 7/1/2006	1,000,000	1,133,700
Wachovia Corp., Note, 6.625%, 6/15/2004	970,000	1,001,554
Wachovia Corp., Sub. Note, 7.500%, 7/15/2006	1,000,000	1,123,450
Wells Fargo & Co., Sub. Note, 7.125%, 8/15/2006	1,920,000	2,132,928

TOTAL COMMERCIAL BANKS		$12,582,995

COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Pitney Bowes, Inc., Note, 4.750%, 5/15/2018	1,000,000	952,590
CONSUMER FINANCE -- 7.1%
American General Finance Corp., Note, 5.875%, 7/14/2006	2,000,000	2,160,340
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	1,160,000	1,188,281
Countrywide Home Loans, Company Guarantee, (Series MTNK), 1.680%, 5/20/2005	2,000,000	2,005,820
Countrywide Home Loans, Inc., Note, (Series K), 3.500%, 12/19/2005	1,000,000	1,022,290
Ford Motor Credit Co., Note, 6.700%, 7/16/2004	1,000,000	1,029,140
General Motors Acceptance Corp., Note, 7.000%, 2/1/2012	1,450,000	1,507,725
Household Finance Corp., Note, 8.250%, 2/15/2005	1,000,000	1,078,170
Household Finance Corp., Note, 6.375%, 10/15/2011	1,000,000	1,094,660
Household Finance Corp., Note, 6.500%, 1/24/2006	1,295,000	1,408,584
John Deere Capital Corp., Note, 4.500%, 8/22/2007	1,000,000	1,041,800
John Deere Capital Corp., Deb, 5.100%, 1/15/2013	2,000,000	2,040,540
MBNA Corp., Note, 4.625%, 9/15/2008	1,400,000	1,413,580
SLM Corporation, Note, 5.000%, 10/1/2013	1,500,000	1,483,935

TOTAL CONSUMER FINANCE		$18,474,865

DIVERSIFIED FINANCIAL SERVICES -- 4.4%
Caterpillar Financial Services Corp., Note, 7.590%, 12/10/2003	$1,000,000	$1,006,870
Citigroup, Inc., Note, 5.750%, 5/10/2006	2,000,000	2,153,700
Citigroup, Inc., Sub. Note, 4.875%, 5/7/2015	1,000,000	971,580
Commercial Credit Co., Unsecd. Note, 7.750%, 3/1/2005	1,285,000	1,382,480
General Electric Capital Corp., Note, 3.500%, 5/1/2008	1,000,000	998,450
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 6.000%, 5/15/2006	1,000,000	1,081,540
National Rural Utilities Cooperative Finance Corp., Collateral Trust, 7.300%, 9/15/2006	1,000,000	1,110,940
National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.500%, 3/1/2007	1,000,000	1,105,320
Student Loan Marketing Association, Note, (Series MTNA), 5.000%, 4/15/2015	1,500,000	1,487,160

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,298,040

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Verizon New York, Inc., Deb., (Series A), 6.875%, 4/1/2012	1,000,000	1,104,150
ELECTRIC UTILITIES -- 2.3%
Cinergy Corp., Deb., 6.250%, 9/1/2004	1,000,000	1,033,780
Columbus Southern Power, Note, 6.510%, 2/1/2008	1,250,000	1,391,325
Duke Capital Corp., Sr. Note, 6.250%, 2/15/2013	1,000,000	1,038,060
Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.750%, 5/15/2006	1,000,000	1,121,700
PP&L Capital Funding, Inc., Sr. Note, (Series MTN), 7.750%, 4/15/2005	1,000,000	1,071,440
Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008	400,000	388,804

TOTAL ELECTRIC UTILITIES		$6,045,109

ENERGY EQUIPMENT & SERVICES -- 0.8%
Anderson Exploration Ltd., Note, 6.750%, 3/15/2011	1,000,000	1,105,940
National-Oilwell, Inc., Note, 5.650%, 11/15/2012	1,000,000	1,008,900

TOTAL ENERGY EQUIPMENT & SERVICES		$2,114,840

FOOD & STAPLES RETAILING -- 0.6%
Wal-Mart Stores, Inc., Sr. Note, 5.450%, 8/1/2006	1,460,000	1,572,259
FOOD PRODUCTS -- 0.4%
ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,000,000	1,152,090
GAS UTILITIES -- 2.2%
Consolidated Natural Gas Co., Deb., 7.375%, 4/1/2005	$1,000,000	$1,062,380
Consolidated Natural Gas Co., Sr. Note, 6.850%, 4/15/2011	1,500,000	1,667,760
Consolidated Natural Gas Co., Sr. Note, (Series B), 5.375%, 11/1/2006	730,000	785,122
K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005	2,000,000	2,110,880

TOTAL GAS UTILITIES		$5,626,142

HOTELS, RESTAURANTS & LEISURE -- 0.6%
Tricon Global Restaurants, Inc., Sr. Note, 7.650%, 5/15/2008	1,300,000	1,456,000
INDUSTRIAL CONGLOMERATES -- 0.4%
General Electric Co., Note, 5.000%, 2/1/2013	1,000,000	1,006,840
INSURANCE -- 1.9%
Allstate Corp., Deb., 7.500%, 6/15/2013	2,000,000	2,381,720
Hartford Life, Inc., Sr. Note, 6.900%, 6/15/2004	1,000,000	1,033,330
Prudential Financial, Inc., Note, 4.500%, 7/15/2013	1,500,000	1,432,470

TOTAL INSURANCE		$4,847,520

MACHINERY -- 0.4%
Ingersoll-Rand Co., Note, 6.510%, 12/1/2004	1,000,000	1,040,360
MEDIA -- 3.3%
Clear Channel Communications, Inc., Sr. Note, 6.000%, 11/1/2006	480,000	518,506
Comcast Corp., Sr. Note, 8.875%, 5/1/2017	1,500,000	1,892,775
Cox Communications, Inc., Sr. Note, 6.850%, 1/15/2018	1,310,000	1,446,764
Time Warner, Inc., Sr. Note, 9.125%, 1/15/2013	2,000,000	2,492,500
Walt Disney Co., Sr. Note, (Series B), 6.200%, 6/20/2014	2,000,000	2,134,820

TOTAL MEDIA		$8,485,365

MULTI-UTILITIES & UNREGULATED POWER -- 0.6%
Constellation Energy Group, Sr. Note, 6.125%, 9/1/2009	1,000,000	1,095,850
Constellation Energy Group, Unsecd. Note, 4.550%, 6/15/2015	475,000	442,315

TOTAL MULTI-UTILITIES & UNREGULATED POWER		$1,538,165

MULTILINE RETAIL -- 0.3%
Target Corp., Note, 4.000%, 6/15/2013	750,000	701,843
OIL & GAS -- 4.7%
BP Amoco PLC, Deb., 10.875%, 7/15/2005	962,000	1,103,645
ChevronTexaco Corp., Note, 3.500%, 9/17/2007	$990,000	$1,003,068
Conoco, Inc., Sr. Note, 5.900%, 4/15/2004	2,085,000	2,127,617
Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	1,000,000	1,129,260
Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,236,562
Mitchell Energy & Development Corp., Sr. Note, 6.750%, 2/15/2004	2,000,000	2,025,220
Oryx Energy Co., Sr. Note, 8.125%, 10/15/2005	580,000	643,551
Phillips Petroleum Co., Note, 6.375%, 3/30/2009	1,000,000	1,117,310
Union Pacific Resources Group, Inc., Note, 6.500%, 5/15/2005	620,000	661,521
Valero Energy Corp., Company Guarantee, 6.050%, 3/15/2013	1,100,000	1,135,222

TOTAL OIL & GAS		$12,182,976

PHARMACEUTICALS -- 0.4%
American Home Products Corp., Note, 6.700%, 3/15/2011	1,000,000	1,115,950
REAL ESTATE -- 1.3%
Boston Properties, Inc., Sr. Note, 5.000%, 6/1/2015	650,000	616,128
PHH Corp., Note, 7.125%, 3/1/2013	2,450,000	2,730,231

TOTAL REAL ESTATE		$3,346,359

ROAD & RAIL -- 1.4%
Canadian National Railway, Sr. Note, 6.450%, 7/15/2036	2,445,000	2,678,253
Union Pacific Corp., Note, 5.750%, 10/15/2007	1,000,000	1,080,350

TOTAL ROAD & RAIL		$3,758,603

SPECIALTY RETAIL -- 0.6%
Gap (The), Inc., Note, 6.900%, 9/15/2007	1,500,000	1,635,000
TELECOMMUNICATIONS -- 1.6%
New York Telephone Co., Deb., 6.000%, 4/15/2008	1,000,000	1,085,730
TELUS Corp., Note, 8.000%, 6/1/2011	1,300,000	1,491,750
Verizon Global Funding, Note, 4.375%, 6/1/2013	500,000	468,380
Verizon Wireless, Inc., Note, 1.540%, 12/17/2003	1,000,000	1,000,540

TOTAL TELECOMMUNICATIONS		$4,046,400

THRIFTS & MORTGAGE FINANCE -- 1.1%
Washington Mutual Financial Corp., Sr. Note, 8.250%, 6/15/2005	1,500,000	1,647,090
Washington Mutual, Inc., Sr. Note, 7.500%, 8/15/2006	1,000,000	1,123,960

TOTAL THRIFTS & MORTGAGE FINANCE		$2,771,050

WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
360 Communications Co., Sr. Note, 7.500%, 3/1/2006	$1,150,000	$1,269,773

TOTAL CORPORATE BONDS (IDENTIFIED COST $131,954,424)		$134,800,462

GOVERNMENT AGENCIES -- 12.9%
FEDERAL HOME LOAN BANK SYSTEM -- 2.3%
Bond, (Series TE05), 1.750%, 3/11/2005	2,500,000	2,495,850
(Series NV09), 6.500%, 11/13/2009	3,000,000	3,402,540

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$5,898,390

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.7%
Discount Bond, 4.000%, 10/29/2007	2,000,000	2,033,060
Note, 3.250%, 3/14/2008	1,500,000	1,476,795
Note, 4.750%, 10/11/2012	2,500,000	2,460,050
Note, 5.375%, 8/16/2006	2,000,000	2,055,980
Note, (Series MTN), 2.850%, 6/3/2008	1,500,000	1,443,405

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$9,469,290

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.7%
5.350%, 3/18/2009	2,000,000	2,077,100
MTN, (Series B), 6.875%, 9/10/2012	6,000,000	6,637,200
Note, 4.900%, 6/13/2007	2,000,000	2,081,580
Note, 6.000%, 5/15/2008	1,190,000	1,316,414
Sub. Note, 5.500%, 5/2/2006	1,500,000	1,603,290
Unsecd. Note, 4.750%, 6/18/2007	1,000,000	1,018,720

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$14,734,304

PRIVATE EXPORT FUNDING CORPORATION -- 0.6%
Note, (Series UU), 7.950%, 11/1/2006	1,495,000	1,583,519
STUDENT LOAN MARKETING ASSOCIATION -- 0.6%
Note, 5.250%, 3/15/2006	1,500,000	1,599,930

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $32,924,995)		$33,285,433

MORTGAGE BACKED SECURITIES -- 18.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.4%
4.000%, 9/15/2010	1,983,908	1,976,031
Pool G11311, 5.000%, 10/1/2017	2,219,272	2,260,196
Pool E92817, 5.000%, 12/1/2017	2,119,751	2,152,204
Pool E76204, 5.500%, 4/1/2014	13,094	13,609
Pool E83022, 6.000%, 4/1/2016	$702,760	$734,602
Pool C28983, 6.000%, 7/1/2029	2,518,047	2,593,589
Pool C01444, 6.000%, 1/1/2033	2,567,069	2,635,250
Pool G10399, 6.500%, 7/1/2009	768,628	807,060
Pool C90504, 6.500%, 12/1/2021	1,058,152	1,108,415
Pool C90293, 7.500%, 9/1/2019	2,210,337	2,370,586

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$16,651,542

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.0%
Pool 254227, 5.000%, 2/1/2009	1,192,143	1,218,597
Pool 254400, 5.500%, 7/1/2009	1,611,831	1,652,626
Pool 619054, 5.500%, 2/1/2017	1,930,923	1,991,863
Pool 303831, 6.000%, 4/1/2011	535,500	562,275
Pool 545890, 6.000%, 9/1/2032	1,480,213	1,520,002
Pool 196701, 6.500%, 5/1/2008	185,678	195,542
Pool 50905, 6.500%, 10/1/2008	446,828	470,563
Pool 424286, 6.500%, 6/1/2013	222,306	235,576
Pool 561915, 6.500%, 11/1/2030	245,595	255,419
Pool 633862, 6.500%, 3/1/2032	422,110	438,598
Pool 313224, 7.000%, 12/1/2011	532,999	569,978
Pool 254240, 7.000%, 3/1/2032	1,730,580	1,823,062
Pool 526062, 7.500%, 12/1/2029	357,241	380,797
Pool TBA, 5.000%, 1/1/2018	5,000,000	5,064,050
Pool TBA, 5.000%, 12/1/2018	4,300,000	4,368,542

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$20,747,490

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.9%
Pool 3052, 6.000%, 3/20/2031	1,935,302	2,000,018
Pool 781330, 6.000%, 9/15/2031	1,935,683	2,011,910
Pool 780825, 6.500%, 7/15/2028	1,735,263	1,827,440
Pool 2701, 6.500%, 1/20/2029	1,723,598	1,807,624
Pool 2616, 7.000%, 7/20/2028	1,089,680	1,156,423
Pool 426727, 7.000%, 2/15/2029	190,028	202,262
Pool 781231, 7.000%, 12/15/2030	890,973	946,935

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$9,952,612

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $46,143,485)		$47,351,644

NOTES -- VARIABLE -- 0.4%
CIT Group, Inc., 1.591%, 1/29/2004 (IDENTIFIED COST $1,000,522)	$1,000,000	$1,000,600
U.S. TREASURY -- 8.8%
U.S. TREASURY BOND -- 0.6%
10.625%, 8/15/2015	1,000,000	1,552,030
U.S. TREASURY NOTES -- 8.2%
1.625%, 3/31/2005	1,000,000	1,002,500
1.625%, 4/30/2005	500,000	500,940
2.000%, 5/15/2006	1,600,000	1,596,496
2.625%, 5/15/2008	600,000	588,378
3.000%, 2/15/2008	870,000	870,818
4.250%, 8/15/2013	175,000	174,344
4.625%, 5/15/2006	690,000	732,587
4.750%, 11/15/2008	80,000	85,538
5.625%, 2/15/2006	1,500,000	1,623,285
5.625%, 5/15/2008	1,265,000	1,400,988
5.750%, 11/15/2005	2,000,000	2,156,560
5.875%, 11/15/2004	2,000,000	2,094,380
6.125%, 8/15/2007	1,120,000	1,256,506
6.500%, 8/15/2005	1,000,000	1,084,380
6.500%, 10/15/2006	1,500,000	1,676,955
6.625%, 5/15/2007	175,000	198,543
TIPS (Series A-2011) 3.500% 1/15/2011	2,116,880	2,385,131
TIPS (Series A-2012) 3.375% 1/15/2012	1,037,460	1,165,192
TIPS (Series C-2012) 3.000% 7/15/2012	594,245	650,603

TOTAL U.S. TREASURY NOTES		$21,244,124

TOTAL U.S. TREASURY (IDENTIFIED COST $22,320,077)		$22,796,154

REPURCHASE AGREEMENT -- 1.4%
Repurchase agreement with Credit Suisse First Boston Corp., dated 10/31/2003 due 11/3/2003 at 1.020%, collateralized by a U.S. Treasury Obligation with maturity of 12/31/2004 (repurchase proceeds $3,741,167) (COST OF $3,740,849)	3,740,849	$3,740,849

TOTAL INVESTMENTS -- 104.4% (IDENTIFIED COST $264,918,816)		$270,230,483

OTHER ASSETS AND LIABILITIES -- NET -- (4.4)%		$(11,506,367)

TOTAL NET ASSETS -- 100%		$258,724,116

See Notes to Portfolios of Investments

MTB Income Fund

Description	Principal Amount	Value
ASSET-BACKED SECURITIES -- 4.7%
Citibank Credit Card Master Trust I 1998-9, Class A, 5.30%, 1/9/2006	$2,000,000	$2,015,460
L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026	1,932,825	2,017,077
The Money Store Home Equity Trust 1997-D, Class AF5, 6.555%, 12/15/2038	1,544,792	1,566,225
William Street Funding Corp., Class A, 1.62%, 4/23/2006	5,000,000	5,009,760

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,477,353)	$10,608,522

COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.6%
(Series 2631), Class LA, 4.00%, 6/15/2011	5,000,000	5,142,800
(Series 2672), Class GM, 4.00%, 3/15/2017	2,000,000	2,048,125
(Series 2672), Class NU, 5.00%, 8/15/2008	826,700	854,799
(Series 1614), Class J, 6.25%, 11/15/2022	954,429	981,544
(Series 2292), Class QT, 6.50%, 5/15/2030	9,046,417	9,259,189
(Series 2315), Class CK, 6.50%, 6/15/2030	3,437,333	3,483,497

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION	$21,769,954

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.2%
(Series 1998-34), Class PE, 6.00%, 7/18/2026	1,910,619	1,917,153
(Series 1998-19), Class PK, 6.00%, 9/18/2026	732,795	735,595
(Series 1998-23), Class C, 9.75%, 9/25/2018	70,157	77,200

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION	$2,729,948

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,326,021)	$24,499,902

1COMMERCIAL PAPER -- 2.6%
UBS Finance (Delaware), Inc., 1.03%, 11/3/2003 (AT AMORTIZED COST)	6,000,000	$5,999,653
CORPORATE BONDS -- 49.9%
AUTO COMPONENTS -- 0.6%
Lear Corp., Company Guarantee, 8.11%, 5/15/2009	1,250,000	1,442,188
AUTOMOBILES -- 1.3%
DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	500,000	505,950
DaimlerChrysler North America Holding Corp., Company Guarantee, 6.90%, 9/1/2004	$2,250,000	$2,340,585

TOTAL AUTOMOBILES	$2,846,535

BANKS -- 4.2%
Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	1,500,000	1,584,795
BankBoston Capital Trust III, Company Guarantee, 1.89%, 6/15/2027	900,000	855,396
Mellon Capital I, Company Guarantee, Series A, 7.72%, 12/1/2026	2,500,000	2,698,025
PNC Funding Corp., 5.75%, 8/1/2006	2,500,000	2,705,025
SunTrust Capital I, Company Guarantee, Series A, 1.80%, 5/15/2027	1,700,000	1,604,086

TOTAL BANKS	$9,447,327

CAPITAL MARKETS -- 4.0%
Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	1,200,000	1,299,024
Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	1,003,480
Goldman Sachs Group, Inc., Note, 5.70%, 9/1/2012	1,000,000	1,044,910
Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008	1,107,000	1,254,264
Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	2,500,000	2,910,350
Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	1,455,000	1,460,151

TOTAL CAPITAL MARKETS	$8,972,179

COMMERCIAL BANKS -- 1.5%
Bank One Corp., Note, 2.625%, 6/30/2008	1,000,000	957,170
Bank One Corp., Sub. Note, 5.25%, 1/30/2013	900,000	922,203
Wells Fargo & Co., Sub. Note, 5.00%, 11/15/2014	1,445,000	1,440,593

TOTAL COMMERCIAL BANKS	$3,319,966

CONSUMER FINANCE -- 6.3%
Countrywide Home Loans, Series MTNK, 1.68%, 5/20/2005	1,000,000	1,002,910
Ford Motor Credit Co., Bond, 6.70%, 7/16/2004	3,000,000	3,087,420
General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	1,780,000	1,850,862
Household Finance Corp., 8.25%, 2/15/2005	2,000,000	2,156,340
John Deere Capital Corp., 4.50%, 8/22/2007	1,300,000	1,354,340
MBNA Corp., Note, 4.625%, 9/15/2008	1,400,000	1,413,580
SLM Corporation, Note, 5.00%, 10/1/2013	1,500,000	1,483,935
SLM Corporation, Note, Series MTN, 3.625%, 3/17/2008	2,000,000	1,993,180

TOTAL CONSUMER FINANCE	$14,342,567

DIVERSIFIED FINANCIAL SERVICES -- 6.0%
CIT Group, Inc., Note, 7.50%, 11/14/2003	$2,000,000	$2,004,320
Citigroup, Inc., Bond, 4.875%, 5/7/2015	2,000,000	1,943,160
General Electric Capital Corp., Note, 3.50%, 5/1/2008	1,150,000	1,148,217
National Rural Utilities Cooperative Finance Corp., Note, Series MTNC, 6.50%, 3/1/2007	1,180,000	1,304,278
Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	3,500,000	3,717,840
Storage USA, Note, 7.125%, 11/1/2003	3,600,000	3,601,008

TOTAL DIVERSIFIED FINANCIAL SERVICES	$13,718,823

ELECTRIC UTILITIES -- 2.6%
DTE Energy Co., 6.00%, 6/1/2004	2,600,000	2,661,854
DTE Energy Co., 6.375%, 4/15/2033	1,000,000	994,920
Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,000,000	1,038,060
[4]	Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	1,300,000	1,263,613

TOTAL ELECTRIC UTILITIES	$5,958,447

ENERGY EQUIPMENT & SERVICES -- 1.4%
Anderson Exploration Ltd., 6.75%, 3/15/2011	1,000,000	1,105,940
National-Oilwell, Inc., Note, 5.65%, 11/15/2012	2,000,000	2,017,800

TOTAL ENERGY EQUIPMENT & SERVICES	$3,123,740

FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc., Note, 3.625%, 11/5/2003	1,330,000	1,331,716
Food Products -- 0.9%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,000,000	997,390
ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,000,000	1,152,090

TOTAL FOOD PRODUCTS	$2,149,480

GAS UTILITIES -- 2.2%
Consolidated Natural Gas Co., 6.25%, 11/1/2011	2,000,000	2,158,840
K N Energy, Inc., Sr. Note, 6.65%, 3/1/2005	2,750,000	2,902,460

TOTAL GAS UTILITIES	$5,061,300

HOTELS, RESTAURANTS & LEISURE -- 0.5%
Tricon Global Restaurants, Inc., Sr. Note, 7.65%, 5/15/2008	1,100,000	1,232,000
INDUSTRIAL CONGLOMERATES -- 0.4%
General Electric Co., Note, 5.00%, 2/1/2013	1,000,000	1,006,840
INSURANCE -- 0.5%
[4]	Asif Global Financing, Series 144A, 4.90%, 1/17/2013	1,175,000	1,164,143
MEDIA -- 2.2%
Clear Channel Communications, Inc., 6.00%, 11/1/2006	$1,250,000	$1,350,275
Comcast Corp., Note, 8.125%, 5/1/2004	1,000,000	1,032,090
Comcast Corp., Sr. Note, 8.875%, 5/1/2017	2,000,000	2,523,700

TOTAL MEDIA	$4,906,065

MULTI-UTILITIES & UNREGULATED POWER -- 0.4%
Constellation Energy Group, Unsecd. Note, 4.55%, 6/15/2015	1,000,000	931,190
MULTILINE RETAIL -- 0.8%
Target Corp., Note, 4.00%, 6/15/2013	2,000,000	1,871,580
OIL & GAS -- 6.9%
Anadarko Petroleum Corp., Sr. Deb., 7.20%, 3/15/2029	3,800,000	4,322,006
Conoco, Inc., 7.25%, 10/15/2031	1,290,000	1,500,283
Devon Financing Corp., 6.875%, 9/30/2011	950,000	1,072,797
GulfTerra Energy Partners LP, Company Guarantee, Series B, 8.50%, 6/1/2010	1,000,000	1,095,000
Husky Oil Ltd., Deb., 7.55%, 11/15/2016	2,100,000	2,470,440
Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,236,562
Mitchell Energy & Development Corp., Sr. Note, 6.75%, 2/15/2004	2,000,000	2,025,220
Valero Energy Corp., Company Guarantee, 6.05%, 3/15/2013	900,000	928,818
XTO Energy, Inc., Sr. Note, 6.25%, 4/15/2013	1,000,000	1,030,000

TOTAL OIL & GAS	$15,681,126

PAPER & FOREST PRODUCTS -- 0.5%
Westvaco Corp., 6.85%, 11/15/2004	1,000,000	1,043,780
REAL ESTATE -- 1.7%
Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015	650,000	616,128
PHH Corp., 7.125%, 3/1/2013	1,000,000	1,114,380
4	Simon Property Group, Inc., Bond, Series 144A, 6.75%, 11/15/2003	2,000,000	2,005,180

TOTAL REAL ESTATE	$3,735,688

ROAD & RAIL -- 1.0%
Canadian National Railway, Sr. Note, 6.45%, 7/15/2036	2,000,000	2,190,800
SPECIALTY RETAIL -- 0.5%
Gap (The), Inc., Note, 6.90%, 9/15/2007	1,000,000	1,090,000
TELECOMMUNICATION SERVICES -- 2.5%
TELUS Corp., Note, 8.00%, 6/1/2011	1,150,000	1,319,625
Verizon Global Funding, Note, 4.375%, 6/1/2013	$1,500,000	$1,405,140
Verizon Wireless, Inc., Note, 1.54%, 12/17/2003	2,865,000	2,866,547

TOTAL TELECOMMUNICATION SERVICES	$5,591,312

THRIFTS & MORTGAGE FINANCE -- 0.4%
Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,000,000	989,700

TOTAL CORPORATE BONDS (IDENTIFIED COST $111,110,084)	$113,148,492

GOVERNMENT AGENCIES -- 5.7%
BANKS -- 0.1%
Deutsche Ausgleichsbank, Bond, 7.00%, 6/23/2005	250,000	270,020
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.0%
2.850%, 6/3/2008	2,000,000	1,924,540
5.250%, 1/15/2006	2,000,000	2,127,680
5.875%, 3/21/2011	500,000	538,010

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION	$4,590,230

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%
5.250%, 8/1/2012	8,000,000	8,150,400

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $12,918,368)	$13,010,650

MORTGAGE BACKED SECURITIES -- 27.1%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.7%
7.00%, 2/15/2024	733,751	784,886
7.00%, 5/15/2024	604,442	646,566
7.00%, 5/15/2024	572,867	612,790
7.00%, 9/20/2025	227,103	241,864
7.50%, 5/15/2022	114,853	123,898
7.50%, 10/15/2023	479,733	516,461
7.50%, 12/15/2023	215,478	231,975
7.50%, 5/15/2024	224,331	241,295
7.50%, 10/15/2024	420,634	452,443

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION	$3,852,178

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.4%
3.50%, 7/1/2010	3,338,377	3,272,644
3.50%, 9/1/2010	3,445,005	3,377,173
4.50%, 10/1/2033	499,388	476,136
[8]	TBA, 5.00%, 12/1/2033	8,000,000	7,850,000
5.50%, 9/1/2033	3,006,857	3,032,235
6.00%, 2/1/2033	754,851	774,666
8.00%, 1/1/2008	$2,075	$2,100
8.50%, 9/1/2026	167,396	181,834
14.75%, 3/1/2010	6,855	7,534

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION	$18,974,322

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 17.0%
[8]	TBA, 5.00%, 1/1/2018	10,000,000	10,128,100
[8]	TBA, 5.00%, 12/1/2018	7,075,000	7,187,775
[8]	TBA, 5.50%, 12/1/2033	12,600,000	12,718,188
6.00%, 3/1/2033	5,075,141	5,209,937
6.00%, 5/1/2033	2,510,213	2,576,884
7.00%, 2/1/2026	472,279	500,323
7.00%, 3/1/2029	235,596	248,848

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION	$38,570,055

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $60,755,206)	$61,396,555

NOTES -- VARIABLE -- 4.4%
CONSUMER FINANCE -- 2.2%
American Honda Finance Corp., 1.000%, 10/26/2006	2,000,000	2,004,920
Countrywide Home Loans, Inc., 1.390%, 12/10/2003	3,000,000	3,001,770

TOTAL CONSUMER FINANCE	$5,006,690

CAPITAL MARKETS-- 0.9%
Morgan Stanley & Co., Inc., 1.414%, 11/3/2003	2,100,000	2,101,491
DIVERSIFIED FINANCIAL SERVICES -- 1.3%
CIT Group, Inc., 1.591%, 1/29/2004	3,000,000	3,001,800

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $10,100,076)	$10,109,981

U.S. TREASURY -- 7.0%
U. S. TREASURY BONDS -- 0.5%
5.375%, 2/15/2031	1,150,000	1,189,169
U. S. TREASURY NOTES -- 6.5%
2.625%, 5/15/2008	600,000	588,378
3.000% 7/15/2012	2,049,120	2,243,459
3.375% 1/15/2012	7,262,220	8,156,344
3.500%, 11/15/2006	570,000	588,702
3.875%, 2/15/2013	460,000	447,566
4.250%, 8/15/2013	500,000	498,125
6.750%, 5/15/2005	2,000,000	2,157,820

TOTAL U. S. TREASURY NOTES	$14,680,394

TOTAL U. S. TREASURY (IDENTIFIED COST $14,661,844)	$15,869,563

Description	Shares or Principal Amount	Value
MUTUAL FUND -- 1.0%
SSGA Money Market Fund (AT NET ASSET VALUE)	2,336,142	$2,336,142

REPURCHASE AGREEMENT -- 3.0%
Repurchase agreement with Credit Suisse First Boston Corp., dated 10/31/2003 due 11/3/2003 at 1.02%, collateralized by a U.S Treasury Obligation with maturity of 12/31/2004 (repurchase proceeds $6,851,180) (COST OF $6,850,598)	$6,850,598	$6,850,598

Value
TOTAL INVESTMENTS -- 116.2% (IDENTIFIED COST $259,535,345)	$263,830,058

OTHER ASSETS AND LIABILITIES -- NET -- (16.2)%	$(36,846,889)

TOTAL NET ASSETS -- 100%	$226,983,169

See Notes to Portfolios of Investments

MTB Managed Allocation Fund -- Conservative Growth

Description	Shares	Value
6MUTUAL FUNDS -- 99.8%
EQUITY FUNDS -- 25.2%
MTB International Equity Fund, Class A	33,213	$294,935
MTB Large Cap Stock Fund, Class A	69,617	597,312
MTB Large Cap Value Fund, Class A	61,538	606,151
MTB Small Cap Stock Fund, Class A	39,032	379,388

TOTAL EQUITY FUNDS		$1,877,786

FIXED INCOME FUNDS -- 65.9%
MTB Intermediate-Term Bond Fund, Class A	72,093	746,880
MTB Short Duration Government Bond Fund, Class IS	206,557	$2,009,818
MTB Short-Term Corporate Bond Fund, Class IS	112,452	1,115,521
MTB U.S. Government Bond Fund, Class A	108,671	1,046,501

TOTAL FIXED INCOME FUNDS		$4,918,720

MONEY MARKET FUND -- 8.7%
MTB Prime Money Market Fund, Class IS	648,010	$648,010

TOTAL INVESTMENTS -- 99.8% (IDENTIFIED COST $7,233,029)		$7,444,516

OTHER ASSETS AND LIABILITIES -- NET -- 0.2%		$11,845

TOTAL NET ASSETS -- 100%		$7,456,361

See Notes to Portfolios of Investments

MTB Managed Allocation Fund -- Moderate Growth

Description	Shares	Value
6MUTUAL FUNDS -- 98.9%
EQUITY FUNDS -- 59.1%
MTB International Equity, Class A	226,847	$2,014,401
MTB Large Cap Growth Fund, Class A	318,683	2,272,210
MTB Large Cap Stock Fund, Class A	558,276	4,790,013
MTB Large Cap Value Fund, Class A	231,763	2,282,866
MTB Mid Cap Stock Fund, Class A	158,005	2,280,010
MTB Small Cap Stock Fund, Class A	156,906	1,525,130

TOTAL EQUITY FUNDS		$15,164,630

FIXED INCOME FUNDS -- 33.4%
MTB Intermediate -Term Bond Fund, Class A	194,582	$2,015,865
MTB Short Duration Government Bond Fund, Class IS	285,223	2,775,218
MTB Short - Term Corporate Bond Fund, Class IS	203,488	2,018,599
MTB U.S. Government Bond Fund, Class A	183,234	1,764,544

TOTAL FIXED INCOME FUNDS		$8,574,226

MONEY MARKET FUND -- 6.4%
MTB Prime Money Market Fund, Class IS	1,644,701	1,644,701

TOTAL INVESTMENTS -- 98.9% (IDENTIFIED COST $24,198,798)		$25,383,557

OTHER ASSETS AND LIABILITIES -- NET -- 1.1%		$272,733

TOTAL NET ASSETS -- 100%		$25,656,290

See Notes to Portfolios of Investments

MTB Managed Allocation Fund -- Aggressive Growth

Description	Shares	Value
6MUTUAL FUNDS -- 99.4%
EQUITY FUNDS -- 88.3%
MTB International Equity, Class A	188,197	$1,671,190
MTB Large Cap Growth Fund, Class A	268,509	1,914,467
MTB Large Cap Stock Fund, Class A	314,851	2,701,423
MTB Large Cap Value Fund, Class A	151,967	1,496,879
MTB Mid Cap Stock Fund, Class A	87,175	1,257,938
MTB Small Cap Stock Fund, Class A	118,956	1,156,248

TOTAL EQUITY FUNDS		$10,198,145

FIXED INCOME FUNDS -- 6.8%
MTB Short - Term Corporate Bond Fund, Class IS	45,229	$448,664
MTB U.S. Government Bond Fund, Class A	35,244	339,396

TOTAL FIXED INCOME FUNDS		$788,060

MONEY MARKET FUND -- 4.3%
MTB Prime Money Market Fund, Class IS	501,425	501,425

TOTAL INVESTMENTS -- 99.4% (IDENTIFIED COST $11,197,106)		$11,487,630

OTHER ASSETS AND LIABILITIES -- NET -- 0.6%		$65,657

TOTAL NET ASSETS -- 100%		$11,553,287

See Notes to Portfolios of Investments

MTB Balanced Fund

Description	Principal Amount	Value
ASSET-BACKED SECURITIES -- 0.6%
ContiMortgage Home Equity Loan Trust 1998-2, Class A6, 6.360%, 11/15/2019	$188,371	$193,646
Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.500%, 10/17/2005	729,704	736,235
The Money Store Home Equity Trust 1997-D, Class AF5, 6.555%, 12/15/2038	142,050	144,021

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,057,614)		$1,073,902

COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
(Series 2617), Class GW, 3.500%, 6/15/2016	500,000	502,365
(Series 2347), Class PC, 6.500%, 5/15/2030	701,641	711,352

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$1,213,717

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.4%
(Series 1998-19), Class PK, 6.000%, 9/18/2026	732,795	735,595
(Series 1998-23), Class C, 9.750%, 9/25/2018	23,386	25,733

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$761,328

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,003,732)		$1,975,045

[1] COMMERCIAL PAPER -- 1.7%
UBS Finance (Delaware), Inc. 1.040%, 11/3/2003 (AT AMORTIZED COST)	3,000,000	$2,999,827

Description	Shares	Value
COMMON STOCKS -- 69.5%
AEROSPACE & DEFENSE -- 2.0%
Northrop Grumman Corp.	40,000	$3,576,000
AUTO COMPONENTS -- 1.5%
[7] Lear Corp.	45,000	2,614,050
BEVERAGES -- 1.9%
PepsiCo, Inc.	70,000	3,347,400
BIOTECHNOLOGY -- 2.9%
[7]Amgen, Inc.	45,000	2,779,200
[7]Genentech, Inc.	15,000	1,229,550
[7]Gilead Sciences, Inc.	20,000	1,091,600

TOTAL BIOTECHNOLOGY		$5,100,350

CAPITAL MARKETS -- 2.6%
Bank of New York Co., Inc.	55,000	1,715,450
Morgan Stanley	53,000	2,908,110

TOTAL CAPITAL MARKETS		$4,623,560

COMMERCIAL BANKS -- 0.6%
Wells Fargo & Co.	20,000	1,126,400
COMMUNICATIONS EQUIPMENT -- 4.2%
[7] Cisco Systems, Inc.	171,000	3,587,580
[7] Corning, Inc.	350,000	3,843,000

TOTAL COMMUNICATIONS EQUIPMENT		$7,430,580

COMPUTERS & PERIPHERALS -- 3.5%
[7] EMC Corp. Mass	220,000	3,044,800
International Business Machines Corp.	35,000	3,131,800

TOTAL COMPUTERS & PERIPHERALS		$6,176,600

Description	Shares	Value
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp.	25,000	$1,520,000
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.8%
[7] Jabil Circuit, Inc.	115,000	3,202,750
ENERGY EQUIPMENT & SERVICES -- 4.2%
[7] Nabors Industries Ltd.	85,000	3,213,000
[7] Smith International, Inc.	35,000	1,303,050
[7] Weatherford International Ltd.	80,000	2,780,000

TOTAL ENERGY EQUIPMENT & SERVICES		$7,296,050

FOOD & STAPLES RETAILING -- 2.7%
[7] Costco Wholesale Corp.	70,000	2,475,900
Sysco Corp.	30,000	1,009,800
Wal-Mart Stores, Inc.	20,000	1,179,000

TOTAL FOOD & STAPLES RETAILING		$4,664,700

FOOD PRODUCTS -- 1.9%
General Mills, Inc.	35,000	1,569,750
Kraft Foods, Inc., Class A	60,000	1,746,000

TOTAL FOOD PRODUCTS		$3,315,750

HEALTHCARE EQUIPMENT & SUPPLIES -- 0.9%
Medtronic, Inc.	35,000	1,594,950
HEALTHCARE PROVIDERS & SERVICES -- 1.3%
Health Management Association, Class A	100,000	2,215,000
HOTELS, RESTAURANTS & LEISURE -- 1.1%
[7] Brinker International, Inc.	60,000	1,909,800
HOUSEHOLD DURABLES -- 1.5%
Centex Corp.	27,000	2,632,500
HOUSEHOLD PRODUCTS -- 1.7%
Procter & Gamble Co.	30,000	2,948,700
IT SERVICES -- 2.1%
[7] Accenture Ltd.	100,000	2,340,000
First Data Corp., Class	40,000	1,428,000

TOTAL IT SERVICES		$3,768,000

INDUSTRIAL CONGLOMERATES -- 2.8%
General Electric Co.	170,000	4,931,700
INSURANCE -- 1.7%
American International Group, Inc.	50,000	3,041,500
MACHINERY -- 1.8%
[7] SPX Corp.	65,000	3,127,800
MEDIA -- 1.9%
Clear Channel Communications, Inc.	55,000	2,245,100
Description	Shares or Principal Amount	Value
[7] Time Warner, Inc.	75,000	$1,146,750

TOTAL MEDIA		$3,391,850

MULTILINE RETAIL -- 0.8%
[7] Kohl's Corp.	25,000	1,401,750
PHARMACEUTICALS -- 8.9%
Abbott Laboratories	65,000	2,770,300
Johnson & Johnson	50,000	2,516,500
Lilly (Eli) & Co.	40,000	2,664,800
Pfizer, Inc.	158,000	4,992,800
Wyeth	60,000	2,648,400

TOTAL PHARMACEUTICALS		$15,592,800

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.3%
Intel Corp.	100,000	3,305,000
STMicroelectronics N.V.	60,000	1,598,400
[7] Taiwan Semiconductor Manufacturing Co., ADR	235,000	2,599,100

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$7,502,500

SOFTWARE -- 4.4%
Microsoft Corp.	155,000	4,053,250
[7] Veritas Software Corp.	100,000	3,615,000

TOTAL SOFTWARE		$7,668,250

SPECIALTY RETAIL -- 2.7%
Best Buy Co., Inc.	30,000	1,749,300
Home Depot, Inc.	50,000	1,853,500
Lowe's Cos., Inc.	20,000	1,178,600

TOTAL SPECIALTY RETAIL		$4,781,400

THRIFTS & MORTGAGE FINANCE -- 0.6%
Fannie Mae	13,965	1,001,151
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
[7] AT&T Wireless Services, Inc.	75,000	543,750

TOTAL COMMON STOCKS (IDENTIFIED COST $109,696,892)		$122,047,591

CORPORATE BONDS -- 8.4%
BANKS -- 2.1%
Bank of America Corp., 5.250%, 2/1/2007	$1,500,000	$1,603,635
Bank of New York Institutional Capital Trust, Company Guarantee, 7.780%, 12/1/2026	500,000	528,265
BankBoston Capital Trust III, Company Guarantee, 1.000%, 6/15/2027	170,000	161,575
Mellon Capital I, Company Guarantee, (Series A), 7.720%, 12/1/2026	600,000	647,526
Mellon Capital II, Company Guarantee, (Series B), 7.995%, 1/15/2027	$500,000	$556,480
Suntrust Capital III, Company Guarantee, 1.000%, 3/15/2028	152,000	144,184

TOTAL BANKS		$3,641,665

CAPITAL MARKETS -- 0.1%
Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	225,000	243,567
CONSUMER FINANCE -- 1.1%
General Motors Acceptance Corp., Note, 7.000%, 2/1/2012	335,000	348,336
Household Finance Corp., Note, 6.375%, 10/15/2011	1,000,000	1,094,660
SLM Corporation, Note, (Series MTN), 3.625%, 3/17/2008	500,000	498,295

TOTAL CONSUMER FINANCE		$1,941,291

DIVERSIFIED FINANCIAL SERVICES -- 1.3%
Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027	250,000	281,970
Citigroup, Inc., 6.500%, 1/18/2011	1,300,000	1,462,630
Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	500,000	531,120

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,275,720

ELECTRIC UTILITIES -- 0.4%
Hydro Quebec, Deb., 8.050%, 7/7/2024	575,000	739,922
GAS UTILITIES -- 0.7%
Consolidated Natural Gas Co., 6.250%, 11/1/2011	635,000	685,432
K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005	500,000	527,720

TOTAL GAS UTILITIES		$1,213,152

HOTELS, RESTAURANTS & LEISURE -- 0.2%
Tricon Global Restaurants, Inc., Sr. Note, 7.650%, 5/15/2008	250,000	280,000
MEDIA -- 0.8%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	750,000	810,165
Comcast Corp., Sr. Note, 8.875%, 5/1/2017	500,000	630,925

TOTAL MEDIA		$1,441,090

OIL & GAS -- 0.8%
Anadarko Petroleum Corp., Sr. Deb., 7.200%, 3/15/2029	500,000	568,685
Husky Oil Ltd., Deb., 7.550%, 11/15/2016	725,000	852,890

TOTAL OIL & GAS		$1,421,575

ROAD & RAIL -- 0.7%
Union Pacific Corp., 7.375%, 9/15/2009	1,000,000	1,157,820
TELECOMMUNICATION SERVICES -- 0.2%
TELUS Corp., Note, 8.000%, 6/1/2011	$250,000	$286,875

TOTAL CORPORATE BONDS (IDENTIFIED COST $13,299,672)		$14,642,677

GOVERNMENT AGENCIES -- 6.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.5%
Note, 5.250%, 1/15/2006	2,000,000	2,127,680
Sub. Note, 5.875%, 3/21/2011	3,775,000	4,061,975

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$6,189,655

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.6%
Note, 2.250%, 5/15/2006	2,000,000	1,992,900
Sub. Note, 5.250%, 8/1/2012	2,500,000	2,547,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$4,539,900

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $10,235,588)		$10,729,555

MORTGAGE BACKED SECURITIES -- 4.9%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
Pool 354765, 7.000%, 2/15/2024	418,727	447,908
Pool 354827, 7.000%, 5/15/2024	343,720	367,674
Pool 385623, 7.000%, 5/15/2024	362,665	387,940
Pool 2077, 7.000%, 9/20/2025	170,327	181,398
Pool 354677, 7.500%, 10/15/2023	431,755	464,810
Pool 354713, 7.500%, 12/15/2023	143,455	154,438

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$2,004,168

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.1%
Pool E46188, 6.500%, 4/1/2008	157,423	165,294
Pool C00478, 8.500%, 9/1/2026	18,600	20,204

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$185,498

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%
[8] TBA, 5.000%, 1/1/2018	5,000,000	5,064,050
Pool 124221, 7.000%, 2/1/2007	35,582	37,505
Pool 333854, 7.000%, 12/1/2025	79,425	84,141
Pool 329794, 7.000%, 2/1/2026	399,062	422,758
Pool 527006, 7.500%, 1/1/2030	123,233	131,359
Pool 253113, 7.500%, 3/1/2030	373,105	397,708
Pool 533246, 7.500%, 4/1/2030	145,236	154,813
Description	Principal Amount	Value
Pool 8245, 8.000%, 12/1/2008	$69,653	$74,766

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$6,367,100

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $8,208,071)		$8,556,766

U.S. TREASURY -- 5.6%
U.S. TREASURY BONDS -- 0.8%
8.000%, 11/15/2021	1,000,000	1,340,940
U.S. TREASURY NOTES -- 4.8%
2.375%, 8/15/2006	2,000,000	2,006,560
3.875%, 2/15/2013	665,000	647,025
4.250%, 8/15/2013	2,000,000	1,992,500
5.000%, 8/15/2011	320,000	341,750
Description	Principal Amount or Shares	Value
6.500%, 8/15/2005	$1,000,000	$1,084,380
TIPS (Series A-2011) 3.500% 1/15/2011	2,079,835	2,343,391

TOTAL U.S. TREASURY NOTES		$8,415,606

TOTAL U.S. TREASURY (IDENTIFIED COST $9,617,016)		$9,756,546

MUTUAL FUNDS -- 4.9%
SSGA Money Market Fund	2,332,429	2,332,429
SSGA US Government Money Market Fund	6,308,236	6,308,236

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$8,640,665

TOTAL INVESTMENTS -- 102.8% (IDENTIFIED COST $165,759,077)		$180,422,574

OTHER ASSETS AND LIABILITIES -- NET -- (2.8)%		$(4,866,935)

TOTAL NET ASSETS -- 100%		$175,555,639

See Notes to Portfolios of Investments

MTB Social Balanced Fund

Description	Principal Amount or Shares	Value
ASSET-BACKED SECURITIES -- 5.4%
ANRC Auto Owner Trust 2001-A, Class A4, 4.32%, 6/16/2008	$100,000	$102,291
Residential Asset Securities Corp. 2001-KS3, Class AI3, 5.18%, 7/25/2027	42,284	42,676
Whole Auto Loan Trust 2002-1, Class A3, 2.60%, 8/15/2006	50,000	50,585

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $192,271)	$195,552

COLLATERALIZED MORTGAGE OBLIGATION -- 0.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
(Series T045), Class A3, 4.105%, 10/27/2031 (IDENTIFIED COST $25,000)	25,000	$25,543

Common Stocks -- 29.2%
AUTO COMPONENTS -- 0.3%
[7]	Lear Corp.	200	11,618
BEVERAGES -- 0.5%
PepsiCo, Inc.	400	19,128
BIOTECHNOLOGY -- 1.8%
[7]	Amgen, Inc.	600	37,056
[7]	Gilead Sciences, Inc.	300	16,374
[7]	Medarex, Inc.	1,700	12,155

TOTAL BIOTECHNOLOGY	$65,585

Description	Shares	Value
CAPITAL MARKETS -- 1.8%
Bank of New York Co., Inc.	500	$15,595
Morgan Stanley	500	27,435
Northern Trust Corp.	500	23,225

TOTAL CAPITAL MARKETS	$66,255

COMMERCIAL BANKS -- 0.6%
Wells Fargo & Co.	400	22,528
COMMUNICATIONS EQUIPMENT -- 1.3%
[7]	Cisco Systems, Inc.	1,500	31,470
Nokia Oyj, Class A, ADR	500	8,495
[7]	PC-Tel, Inc.	800	8,104

TOTAL COMMUNICATIONS EQUIPMENT	$48,069

COMPUTERS & PERIPHERALS -- 0.8%
7	Dell, Inc.	100	3,612
International Business Machines Corp.	300	26,844

TOTAL COMPUTERS & PERIPHERALS	$30,456

CONSUMER FINANCE -- 1.2%
American Express Co.	500	23,465
Capital One Financial Corp.	300	18,240

TOTAL CONSUMER FINANCE	$41,705

Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Citigroup, Inc.	500	$23,700
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
BellSouth Corp.	700	18,417
SBC Communications, Inc.	700	16,786

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES	$35,203

ELECTRICAL EQUIPMENT -- 0.6%
Emerson Electric Co.	400	22,700
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
[7]	Celestica, Inc.	700	9,940
[7]	Jabil Circuit, Inc.	875	24,369
Symbol Technologies, Inc.	200	2,498

TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS	$36,807

ENERGY EQUIPMENT & SERVICES -- 1.0%
[7]	Nabors Industries Ltd.	350	13,230
[7]	Smith International, Inc.	600	22,338

TOTAL ENERGY EQUIPMENT & SERVICES	$35,568

FOOD & STAPLES RETAILING -- 0.1%
Wal-Mart Stores, Inc.	90	5,305
FOOD PRODUCTS -- 0.8%
General Mills, Inc.	300	13,455
Kraft Foods, Inc., Class A	500	14,550

TOTAL FOOD PRODUCTS	$28,005

HEALTHCARE EQUIPMENT & SUPPLIES -- 1.1%
Baxter International, Inc.	500	13,290
Medtronic, Inc.	600	27,342

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES	$40,632

HEALTHCARE PROVIDERS & SERVICES -- 0.3%
Cardinal Health, Inc.	200	11,868
HOTELS, RESTAURANTS & LEISURE -- 0.2%
[7]	Brinker International, Inc.	200	6,366
HOUSEHOLD DURABLES -- 1.0%
Koninklijke (Royal) Philips Electronics NV, ADR	700	18,788
Lennar Corp., Class A	50	4,593
Newell Rubbermaid, Inc.	300	6,840
[7]	Toll Brothers, Inc.	125	4,605

TOTAL HOUSEHOLD DURABLES	$34,826

HOUSEHOLD PRODUCTS -- 0.8%
Procter & Gamble Co.	300	29,487
IT SERVICES -- 0.1%
[7]	Ceridian Corp.	150	$3,150
INSURANCE -- 0.8%
American International Group, Inc.	500	30,415
MACHINERY -- 0.7%
Danaher Corp.	300	24,855
MEDIA -- 1.3%
Clear Channel Communications, Inc.	700	28,574
[7]	Time Warner, Inc.	1,100	16,819

TOTAL MEDIA	$45,393

MULTILINE RETAIL -- 1.1%
[7]	Kohl's Corp.	300	16,821
Target Corp.	600	23,844

TOTAL MULTILINE RETAIL	$40,665

OIL & GAS -- 0.6%
BP Amoco PLC, ADR	500	21,190
PHARMACEUTICALS -- 2.3%
[7]	Eon Labs, Inc.	400	16,844
Lilly (Eli) & Co.	500	33,310
Merck & Co., Inc.	400	17,700
[7]	Taro Pharmaceutical Industries Ltd.	250	16,063

TOTAL PHARMACEUTICALS	$83,917

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.3%
Intel Corp.	725	23,961
[7]	Taiwan Semiconductor Manufacturing Co., ADR	700	7,742
Texas Instruments, Inc.	500	14,460

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS	$46,163

SOFTWARE -- 1.6%
Microsoft Corp.	1,500	39,225
[7]	Veritas Software Corp.	500	18,075

TOTAL SOFTWARE	$57,300

SPECIALTY RETAIL -- 2.1%
Best Buy Co., Inc.	600	34,986
Home Depot, Inc.	500	18,535
Lowe's Cos., Inc.	400	23,572

TOTAL SPECIALTY RETAIL	$77,093

THRIFTS & MORTGAGE FINANCE -- 0.4%
Fannie Mae	200	14,338

TOTAL COMMON STOCKS (IDENTIFIED COST $970,766)	$1,060,290

Description	Prinicpal Amount	Value
CORPORATE BONDS -- 28.0%
AUTOMOBILES -- 0.9%
DaimlerChrysler North America Holding Corp., Company Guarantee, 6.90%, 9/1/2004	$30,000	$31,208
BANKS - REGIONAL -- 0.6%
Fleet National Bank, Sub. Note, (Series BKNT), 5.75%, 1/15/2009	20,000	21,777
BANKS -- 1.5%
U.S. Bank NA, Sub. Note, 6.375%, 8/1/2011	50,000	55,615
CAPITAL MARKETS -- 1.9%
Bear Stearns Cos., Inc., Sr. Note, 7.25%, 10/15/2006	25,000	28,102
Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	15,000	16,238
Goldman Sachs Group, Inc., Sr. Unsub., 7.50%, 1/28/2005	25,000	26,745

TOTAL CAPITAL MARKETS	$71,085

COMMERCIAL BANKS -- 2.3%
Wachovia Corp., Sub. Note, 5.625%, 12/15/2008	75,000	82,487
CONSUMER FINANCE -- 2.7%
American General Finance Corp., Note, (Series G), 5.375%, 10/1/2012	30,000	30,731
John Deere Capital Corp., Deb., 5.100%, 1/15/2013	40,000	40,811
MBNA Corp., Note, 4.625%, 9/15/2008	25,000	25,243

TOTAL CONSUMER FINANCE	$96,785

DIVERSIFIED FINANCIAL SERVICES -- 3.0%
Heller Financial, Inc., Note, 6.375%, 3/15/2006	25,000	27,316
National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.50%, 3/1/2007	25,000	27,633
Wells Fargo Financial, Inc., Note, (Series 7373761), 6.125%, 4/18/2012	50,000	54,516

TOTAL DIVERSIFIED FINANCIAL SERVICES	$109,465

ELECTRIC UTILITIES -- 0.3%
[4]	Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	10,000	9,720
GAS UTILITIES -- 2.2%
Consolidated Natural Gas Co., Sr. Note, 6.25%, 11/1/2011	50,000	53,971
K N Energy, Inc., Sr. Note, 6.65%, 3/1/2005	25,000	26,386

TOTAL GAS UTILITIES	$80,357

HOTELS, RESTAURANTS & LEISURE -- 0.5%
Tricon Global Restaurants, Inc., Sr. Note, 7.65%, 5/15/2008	15,000	16,800
MEDIA -- 1.8%
Clear Channel Communications, Inc., Sr. Note, 6.00%, 11/1/2006	15,000	16,203
Comcast Corp., Sr. Note, 8.875%, 5/1/2017	25,000	31,546
Cox Communications, Inc., Note, 6.75%, 3/15/2011	$15,000	$16,628

TOTAL MEDIA	$64,377

MULTI-UTILITIES & UNREGULATED POWER -- 0.2%
Constellation Energy Group, Unsecd. Note, 4.55%, 6/15/2015	10,000	9,312
MULTILINE RETAIL -- 1.3%
Target Corp., Note, 7.50%, 2/15/2005	30,000	32,178
Target Corp., Note, 4.00%, 6/15/2013	15,000	14,037

TOTAL MULTILINE RETAIL	$46,215

OIL & GAS -- 3.3%
Devon Financing Corp., Company Guarantee, 6.875%, 9/30/2011	25,000	28,232
Kerr-McGee Corp., Note, 6.625%, 10/15/2007	75,000	82,926
Valero Energy Corp., Company Guarantee, 6.05%, 3/15/2013	10,000	10,320

TOTAL OIL & GAS	$121,478

REAL ESTATE -- 3.4%
Kimco Realty Corp., Sr. Note, 6.875%, 2/10/2009	100,000	112,499
PHH Corp., Note, 7.125%, 3/1/2013	10,000	11,144

TOTAL REAL ESTATE	$123,643

ROAD & RAIL -- 0.7%
Canadian National Railway, Unsecd. Note, 7.00%, 3/15/2004	25,000	25,472
TELECOMMUNICATIONS -- 0.8%
Verizon Wireless, Inc., Note, 1.65875%, 12/17/2003	30,000	30,016
THRIFTS & MORTGAGE FINANCE -- 0.6%
Washington Mutual Financial Corp., Sr. Note, 8.25%, 6/15/2005	20,000	21,961

TOTAL CORPORATE BONDS (IDENTIFIED COST $978,519)	$1,017,773

GOVERNMENT AGENCIES -- 16.3%
FEDERAL HOME LOAN BANK -- 8.1%
Bond, (Series 375), 2.500%, 12/15/2005	100,000	100,726
Bond, (Series K805), 6.500%, 11/15/2005	100,000	108,678
Bond, 6.875%, 8/15/2005	80,000	86,862

TOTAL FEDERAL HOME LOAN BANK	$296,266

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.4%
Discount Bond, 4.000%, 10/29/2007	75,000	76,240
Note, (Series MTN), 2.850%, 6/3/2008	10,000	9,623

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION	$85,863

Description	Prinicpal Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.8%
Note, 4.250%, 7/15/2007	$100,000	$104,132
Sub. Note, 5.500%, 5/2/2006	100,000	106,886

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION	$211,018

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $575,452)	$593,147

MORTGAGE BACKED SECURITIES -- 5.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.6%
[8]	Pool TBA, 5.000%, 12/1/2018 ( IDENTIFIED COST $199,000)	200,000	$203,188
U.S. TREASURY -- 14.1%
U. S. TREASURY BONDS -- 2.8%
5.375%, 2/15/2031	100,000	103,406
U. S. TREASURY NOTES -- 11.3%
3.250%, 8/15/2007	25,000	25,449
3.625%, 5/15/2013	50,000	47,914
Description	Prinicpal Amount or Shares	Value
3.875%, 2/15/2013	$20,000	$19,459
4.250%, 8/15/2013	10,000	9,963
6.125%, 8/15/2007	100,000	112,188
TIPS, Series A-2011, 3.500% 1/15/2011	21,169	23,851
TIPS, Series A-2012, 3.375% 1/15/2012	103,746	116,519
TIPS, Series C-2012, 3.000% 7/15/2012	51,228	56,086

TOTAL U. S. TREASURY NOTES	411,429

TOTAL U.S. TREASURY (IDENTIFIED COST $496,591)	$514,835

MUTUAL FUND -- 0.0%
SSGA Money Market Fund (AT NET ASSET VALUE)	6	6

REPURCHASE AGREEMENT -- 6.7%
Repurchase agreement with Credit Suisse First Boston Corp., dated 10/31/2003 due 11/3/2003 at 1.020%, collateralized by a U.S. Treasury Obligation with maturity of 12/31/2004 (repurchase proceeds $242,272) (COST OF $242,251)	$242,251	$242,251

TOTAL INVESTMENTS -- 106.0% (IDENTIFIED COST $3,679,856)	$3,852,585

OTHER ASSETS AND LIABILITIES -- NET -- (6.0)%	$(219,454)

TOTAL NET ASSETS -- 100%	$3,633,131

See Notes to Portfolios of Investments

MTB Equity Income Fund

Description	Shares	Value
COMMON -- STOCKS -- 95.2%
AEROSPACE & DEFENSE -- 2.8%
United Technologies Corp.	25,000	$2,117,250
BEVERAGES -- 3.0%
Coors Adolph Co., Class B	10,000	560,500
PepsiCo, Inc.	35,000	1,673,700

TOTAL BEVERAGES		$2,234,200

BUILDING PRODUCTS -- 2.2%
Masco Corp.	60,000	1,650,000
CAPITAL MARKETS -- 3.6%
J.P. Morgan Chase & Co.	25,000	897,500
Waddell & Reed Financial, Inc., Class A	80,000	1,774,400

TOTAL CAPITAL MARKETS		$2,671,900

CHEMICALS -- 2.1%
Eastman Chemical Co.	30,000	973,800
Lyondell Chemical Co.	40,000	572,000

TOTAL CHEMICALS		$1,545,800

COMMERCIAL BANKS -- 9.8%
FleetBoston Financial Corp.	22,000	$888,580
KeyCorp	50,000	1,412,500
U.S. Bancorp	80,000	2,177,600
Wells Fargo & Co.	50,000	2,816,000

TOTAL COMMERCIAL BANKS		$7,294,680

COMMUNICATIONS EQUIPMENT -- 2.4%
Motorola, Inc.	80,000	1,082,400
Nokia Oyj, Class A, ADR	40,000	679,600

TOTAL COMMUNICATIONS EQUIPMENT		$1,762,000

COMPUTERS & PERIPHERALS -- 2.4%
International Business Machines Corp.	20,000	1,789,600
DIVERSIFIED FINANCIAL SERVICES -- 2.9%
Citigroup, Inc.	45,000	2,133,000
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.8%
BellSouth Corp.	45,000	$1,183,950
Verizon Communications	27,000	907,200

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,091,150

ELECTRIC UTILITIES -- 2.9%
Exelon Corp.	20,000	1,269,000
Pepco Holdings, Inc.	50,000	880,000

TOTAL ELECTRIC UTILITIES		$2,149,000

ENERGY EQUIPMENT & SERVICES -- 2.2%
Schlumberger Ltd.	35,000	1,643,950
FOOD PRODUCTS -- 4.0%
General Mills, Inc.	15,000	672,750
Kellogg Co.	40,000	1,325,200
Kraft Foods, Inc., Class A	35,000	1,018,500

TOTAL FOOD PRODUCTS		$3,016,450

HOUSEHOLD DURABLES -- 5.1%
Koninklijke (Royal) Philips Electronics NV, ADR	60,000	1,610,400
Maytag Corp.	40,000	1,016,000
Newell Rubbermaid, Inc.	50,000	1,140,000

TOTAL HOUSEHOLD DURABLES		$3,766,400

HOUSEHOLD PRODUCTS -- 1.7%
Procter & Gamble Co.	13,000	1,277,770
INDUSTRIAL CONGLOMERATES -- 2.3%
General Electric Co.	60,000	1,740,600
INSURANCE -- 2.4%
Ace Ltd.	28,000	1,008,000
Allstate Corp.	20,000	790,000

TOTAL INSURANCE		$1,798,000

MACHINERY -- 2.2%
Harsco Corp.	14,000	536,340
Illinois Tool Works, Inc.	15,000	1,103,250

TOTAL MACHINERY		$1,639,590

MEDIA -- 2.1%
New York Times Co., Class A	17,000	808,010
Walt Disney Co.	35,000	792,400

TOTAL MEDIA		$1,600,410

METALS & MINING -- 1.7%
Alcoa, Inc.	40,000	1,262,800
MULTI-UTILITIES & UNREGULATED POWER -- 2.1%
Constellation Energy Group	42,000	1,527,540
MULTILINE RETAIL -- 2.1%
Target Corp.	40,000	$1,589,600
OIL & GAS -- 5.3%
BP Amoco PLC, ADR	25,000	1,059,500
ChevronTexaco Corp.	15,000	1,114,500
Exxon Mobil Corp.	48,000	1,755,840

TOTAL OIL & GAS		$3,929,840

PHARMACEUTICALS -- 9.2%
Abbott Laboratories	35,000	1,491,700
Bristol-Myers Squibb Co.	40,000	1,014,800
Merck & Co., Inc.	20,000	885,000
Pfizer, Inc.	55,000	1,738,000
Wyeth	40,000	1,765,600

TOTAL PHARMACEUTICALS		$6,895,100

REAL ESTATE -- 3.7%
Boston Properties, Inc.	20,000	885,000
New Plan Excel Realty Trust	40,000	908,000
Simon Property Group, Inc.	22,000	991,760

TOTAL REAL ESTATE		$2,784,760

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
Intel Corp.	25,000	826,250
Texas Instruments, Inc.	50,000	1,446,000

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,272,250

SOFTWARE -- 3.5%
Computer Associates International, Inc.	25,000	588,000
Microsoft Corp.	76,000	1,987,400

TOTAL SOFTWARE		$2,575,400

SPECIALTY RETAIL -- 1.2%
Pier 1 Imports, Inc.	38,000	877,800
THRIFTS & MORTGAGE FINANCE -- 2.6%
Washington Mutual, Inc.	45,000	1,968,750
TOBACCO -- 1.9%
Altria Group, Inc.	30,000	1,395,000

TOTAL COMMON STOCKS (IDENTIFIED COST $60,147,013)		$71,000,590

PREFERRED STOCK -- 2.0%
AEROSPACE & DEFENSE -- 2.0%
Northrop Grumman Corp., Conv. Pfd., $7.25 Annual Dividend (IDENTFIED COST $1,578,835)	15,000	$1,513,500
MUTUAL FUNDS -- 2.7%
SSGA Money Market Fund	1,836,787	1,836,787
SSGA US Government Money Market Fund	161,530	161,530

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$1,998,317

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $63,724,165)		$74,512,407

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$79,721

TOTAL NET ASSETS -- 100%		$74,592,128

See Notes to Portfolios of Investments

MTB Large Cap Value Fund

Description		Shares	Value
COMMON STOCKS -- 94.8%
	AEROSPACE & DEFENSE -- 2.9%
	Honeywell International, Inc.	20,800	$636,688
	Lockheed Martin Corp.	16,605	769,808
	Raytheon Co.	22,020	583,090

	TOTAL AEROSPACE & DEFENSE		$1,989,586

	AUTO COMPONENTS -- 1.5%
[7]	Lear Corp.	18,005	1,045,910
	CAPITAL MARKETS -- 3.4%
	Bank of New York Co., Inc.	28,700	895,153
	Morgan Stanley	26,020	1,427,717

	TOTAL CAPITAL MARKETS		$2,322,870

	CHEMICALS -- 1.1%
	Du Pont (E.I.) de Nemours & Co.	19,000	767,600
	COMMERCIAL BANKS -- 6.4%
	FleetBoston Financial Corp.	32,600	1,316,714
	KeyCorp	23,600	666,700
	U.S. Bancorp	28,792	783,718
	Wells Fargo & Co.	28,154	1,585,633

	TOTAL COMMERCIAL BANKS		$4,352,765

	COMMERCIAL SERVICES & SUPPLIES -- 1.5%
[7]	Cendant Corp.	50,100	1,023,543
	COMMUNICATIONS EQUIPMENT -- 2.2%
[7]	Lucent Technologies, Inc.	275,350	$881,120
[7]	Nortel Networks Corp.	147,325	655,596

	TOTAL COMMUNICATIONS EQUIPMENT		$1,536,716

	COMPUTERS & PERIPHERALS -- 1.8%
[7]	Electronics for Imaging, Inc.	45,400	$1,230,340
	CONSUMER FINANCE -- 1.8%
	Capital One Financial Corp.	19,690	1,197,152
	DIVERSIFIED FINANCIAL SERVICES -- 5.0%
	Citigroup, Inc.	71,333	3,381,184
	DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
	BellSouth Corp.	22,600	594,606
	SBC Communications, Inc.	26,090	625,638
	Verizon Communications	30,425	1,022,280

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,242,524

	ELECTRIC UTILITIES -- 3.3%
	DTE Energy Co.	21,906	807,893
	FPL Group, Inc.	10,800	688,392
	PPL Corp.	7,125	284,430
	Pepco Holdings, Inc.	27,063	476,309

	TOTAL ELECTRIC UTILITIES		$2,257,024

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
[7]	Solectron Corp.	132,800	735,712
	Symbol Technologies, Inc.	86,470	1,080,010

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,815,722

	ENERGY EQUIPMENT & SERVICES -- 1.5%
	Schlumberger Ltd.	10,175	477,920
[7]	Transocean Sedco Forex, Inc.	28,890	554,399

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,032,319

	HEALTHCARE PROVIDERS & SERVICES -- 4.0%
[7]	Caremark Rx, Inc.	32,800	$821,640
	HCA - The Healthcare Corp.	19,140	732,105
	Health Management Association, Class A	52,411	1,160,904

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$2,714,649

	HOTELS, RESTAURANTS & LEISURE -- 2.1%
	Carnival Corp.	16,805	586,663
	Darden Restaurants, Inc.	39,060	818,307

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,404,970

	HOUSEHOLD DURABLES -- 0.7%
	Newell Rubbermaid, Inc.	20,285	462,498
	HOUSEHOLD PRODUCTS -- 0.7%
	Kimberly-Clark Corp.	9,600	506,976
	INDUSTRIAL CONGLOMERATES -- 1.8%
	General Electric Co.	41,255	1,196,808
	INSURANCE -- 8.9%
	Allstate Corp.	21,900	865,050
	American International Group, Inc.	34,750	2,113,842
	Hartford Financial Services Group, Inc.	16,250	892,125
	Jefferson-Pilot Corp.	20,250	966,735
	Lincoln National Corp.	15,200	606,936
	St. Paul Cos., Inc.	16,700	636,771

	TOTAL INSURANCE		$6,081,459

	LEISURE EQUIPMENT & PRODUCTS -- 1.1%
	Mattel, Inc.	39,862	771,728
	MACHINERY -- 1.4%
	SPX Corp.	20,065	965,528
	MEDIA -- 9.6%
	Clear Channel Communications, Inc.	19,227	784,846
[7]	Comcast Corp., Class A	37,935	1,286,755
[7]	Cox Communications, Inc., Class A	19,500	664,365
[7]	Liberty Media Corp., Class A	52,244	527,142
[7]	Time Warner, Inc.	69,192	1,057,946
	Viacom, Inc., Class B	31,700	1,263,879
	Walt Disney Co.	41,709	944,292

	TOTAL MEDIA		$6,529,225

	METALS & MINING -- 1.4%
	Alcoa, Inc.	29,668	936,619
	MULTI-UTILITIES & UNREGULATED POWER -- 0.4%
	Duke Energy Corp.	14,695	266,714
	OIL & GAS -- 7.9%
	Burlington Resources, Inc.	16,185	$787,238
	ChevronTexaco Corp.	24,450	1,816,635
	ConocoPhillips	11,322	647,052
	ExxonMobil Corp.	59,214	2,166,048

	TOTAL OIL & GAS		$5,416,973

	PHARMACEUTICALS -- 1.2%
	Pfizer, Inc.	26,015	822,074
	REAL ESTATE -- 2.1%
	Archstone-Smith Trust	24,000	640,800
	Equity Office Properties Trust	27,267	763,749

	TOTAL REAL ESTATE		$1,404,549

	ROAD & RAIL -- 1.1%
	CSX Corp.	23,660	752,861
	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.6%
[7]	International Rectifier Corp.	21,950	1,047,674
	Texas Instruments, Inc.	25,700	743,244

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,790,918

	SPECIALTY RETAIL -- 3.1%
	Home Depot, Inc.	31,515	1,168,261
[7]	Staples, Inc.	36,600	981,612

	TOTAL SPECIALTY RETAIL		$2,149,873

	THRIFTS & MORTGAGE FINANCE -- 5.7%
	Countrywide Financial Corp.	17,200	1,808,064
	Fannie Mae	14,325	1,026,959
	Washington Mutual, Inc.	24,600	1,076,250

	TOTAL THRIFTS & MORTGAGE FINANCE		$3,911,273

	TOBACCO -- 0.7%
	Altria Group, Inc.	10,749	499,829

TOTAL COMMON STOCKS (IDENTIFIED COST $58,576,624)			$64,780,779

MUTUAL FUNDS -- 4.7%
	SSGA Money Market Fund	1,911,046	1,911,046
	SSGA US Government Money Market Fund	1,315,233	1,315,233

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$3,226,279

TOTAL INVESTMENTS -- 99.5% (IDENTIFIED COST $61,802,903)			$68,007,058

OTHER NET ASSETS AND LIABILITIES -- NET -- 0.5%			$360,074

TOTAL NET ASSETS -- 100%			$68,367,132

See Notes to Portfolios of Investments

MTB Equity Index Fund

Description		Shares	Value
COMMON STOCKS -- 98.2%
	AEROSPACE & DEFENSE -- 1.7%
	Boeing Co.	9,880	$380,281
	General Dynamics Corp.	2,300	192,510
	Goodrich (B.F.) Co.	1,385	38,254
	Honeywell International, Inc.	10,041	307,355
	Lockheed Martin Corp.	5,350	248,026
	Northrop Grumman Corp.	2,160	193,104
	Raytheon Co.	4,880	129,222
	Rockwell Collins	1,890	51,881
	United Technologies Corp.	5,460	462,407

	TOTAL AEROSPACE & DEFENSE		$2,003,040

	AIR FREIGHT & LOGISTICS -- 1.1%
	FedEx Corp.	3,517	266,448
	Ryder Systems, Inc.	770	23,100
	United Parcel Service, Inc.	13,125	951,825

	TOTAL AIR FREIGHT & LOGISTICS		$1,241,373

	AIRLINES -- 0.2%
[7]	Delta Air Lines, Inc.	1,200	15,624
	Southwest Airlines Co.	9,059	175,745

	TOTAL AIRLINES		$191,369

	AUTO COMPONENTS -- 0.2%
	Cooper Tire & Rubber Co.	855	16,809
	Dana Corp.	1,681	27,367
	Delphi Auto Systems Corp.	6,543	58,233
[7]	Goodyear Tire & Rubber Co.	1,545	10,599
	Johnson Controls, Inc.	1,000	107,530
	Visteon Corp.	1,300	8,398

	TOTAL AUTO COMPONENTS		$228,936

	AUTOMOBILES -- 0.6%
	Ford Motor Co.	21,500	260,795
	General Motors Corp.	6,595	281,409
	Harley Davidson, Inc.	3,625	171,861

	TOTAL AUTOMOBILES		$714,065

	BEVERAGES -- 2.7%
	Anheuser-Busch Cos., Inc.	9,725	479,053
	Brown-Forman Corp., Class B	780	65,816
	Coca-Cola Co.	29,215	1,355,576
	Coca-Cola Enterprises, Inc.	5,350	107,856
	Coors Adolph Co., Class B	485	27,184
	PepsiCo, Inc.	20,525	981,506
	The Pepsi Bottling Group, Inc.	3,200	71,328

	TOTAL BEVERAGES		$3,088,319

	BIOTECHNOLOGY -- 1.2%
[7]	Amgen, Inc.	14,972	924,671
	Applera Corp.	2,040	47,083
[7]	Biogen, Inc.	1,750	70,822
[7]	Chiron Corp.	2,100	114,723
[7]	Genzyme Corp.	2,525	115,897
[7]	Medimmune, Inc.	2,950	78,647

	TOTAL BIOTECHNOLOGY		$1,351,843

	BUILDING PRODUCTS -- 0.2%
[7]	American Standard Cos.	800	76,560
	Masco Corp.	5,555	152,763

	TOTAL BUILDING PRODUCTS		$229,323

	CAPITAL MARKETS -- 3.7%
	Bank of New York Co., Inc.	8,935	278,683
	Bear Stearns Cos., Inc.	1,200	91,500
	Federated Investors, Inc.	1,200	33,180
	Franklin Resources, Inc.	2,900	137,518
	Goldman Sachs Group, Inc.	5,450	511,755
	J.P. Morgan Chase & Co.	24,168	867,631
	Janus Capital Group, Inc.	2,400	33,936
	Lehman Brothers Holdings, Inc.	2,860	205,920
	Mellon Financial Corp.	5,160	154,129
	Merrill Lynch & Co., Inc.	10,820	640,544
	Morgan Stanley	12,750	699,593
	Northern Trust Corp.	2,670	124,022
	Schwab (Charles) Corp.	16,028	217,340
	State Street Corp.	3,900	204,204
	T. Rowe Price Group, Inc.	1,300	53,495

	TOTAL CAPITAL MARKETS		$4,253,450

	CHEMICALS -- 1.4%
	Air Products & Chemicals, Inc.	2,525	114,660
	Dow Chemical Co.	10,682	402,604
	Du Pont (E.I.) de Nemours & Co.	11,650	470,660
	Eastman Chemical Co.	900	29,214
	Ecolab, Inc.	2,890	77,712
	Engelhard Corp.	1,530	43,727
	Great Lakes Chemical Corp.	600	12,900
[7]	Hercules, Inc.	800	8,360
	International Flavors & Fragrances, Inc.	1,085	35,913
	Monsanto Co.	3,040	76,152
	PPG Industries, Inc.	1,890	108,959
	Praxair, Inc.	1,805	125,592
	Rohm & Haas Co.	2,450	96,285
	Sigma-Aldrich Corp.	750	39,338

	TOTAL CHEMICALS		$1,642,076

	COMMERCIAL BANKS -- 6.2%
	Amsouth Bancorporation	4,200	99,204
	BB&T Corp.	6,285	243,041
	Bank One Corp.	13,000	551,850
	Bank of America Corp.	4,175	316,173
	Charter One Financial, Inc.	2,671	85,365
	Comerica, Inc.	2,132	109,755
	Fifth Third Bancorp	6,600	382,536
	First Tennessee National Corp.	1,500	68,040
	FleetBoston Financial Corp.	36,303	1,466,278
	Huntington Bancshares, Inc.	2,542	55,060
	KeyCorp	4,745	134,046
	Marshall & Ilsley Corp.	2,600	93,132
	National City Corp.	7,310	238,745
	North Fork Bancorp, Inc.	1,700	66,266
	PNC Financial Services Group	3,365	180,263
	Regions Financial Corp.	2,620	96,285
	SouthTrust Corp.	3,900	124,215
	SunTrust Banks, Inc.	3,345	224,349
	Synovus Financial Corp.	3,592	99,139
	U.S. Bancorp	22,375	609,048
	Union Planters Corp.	2,175	72,362
	Wachovia Corp.	15,675	719,012
	Wells Fargo & Co.	19,930	1,122,458
	Zions Bancorp	1,000	61,290

	TOTAL COMMERCIAL BANKS		$7,217,912

	COMMERCIAL SERVICES & SUPPLIES -- 1.0%
[7]	Allied Waste Industries, Inc.	1,900	21,432
[7]	Apollo Group, Inc., Class A	2,050	130,236
	Avery Dennison Corp.	1,240	65,199
	Block (H&R), Inc.	2,100	98,889
[7]	Cendant Corp.	11,850	242,095
	Cintas Corp.	1,900	81,054
	Deluxe Corp.	640	25,837
	Donnelley (R.R.) & Sons Co.	1,105	28,730
	Equifax, Inc.	1,625	39,715
[7]	Monster Worldwide, Inc.	1,300	33,111
	Pitney Bowes, Inc.	2,680	110,148
[7]	Robert Half International, Inc.	1,700	40,137
	Waste Management, Inc.	7,050	182,736

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,099,319

	COMMUNICATIONS EQUIPMENT -- 2.8%
[7]	ADC Telecommunications, Inc.	7,700	19,635
[7]	Andrew Corp.	1,145	14,977
[7]	Avaya, Inc.	4,425	57,260
[7]	CIENA Corp.	4,800	30,768
[7]	Cisco Systems, Inc.	83,275	1,747,109
[7]	Comverse Technology, Inc.	2,200	39,688
[7]	Corning, Inc.	15,470	169,861
[7]	JDS Uniphase Corp.	16,900	59,995
[7]	Lucent Technologies, Inc.	48,111	153,955
	Motorola, Inc.	27,026	365,662
[7]	Qlogic Corp.	1,000	56,050
	Qualcomm, Inc.	9,200	437,000
	Scientific-Atlanta, Inc.	1,600	47,360
[7]	Tellabs, Inc.	3,985	30,007

	TOTAL COMMUNICATIONS EQUIPMENT		$3,229,327

	COMPUTERS & PERIPHERALS -- 4.0%
[7]	Apple Computer, Inc.	4,265	97,626
[7]	Dell, Inc.	30,525	1,102,563
[7]	EMC Corp. Mass	25,361	350,996
[7]	Gateway, Inc.	3,550	17,892
	Hewlett-Packard Co.	35,550	793,120
	International Business Machines Corp.	20,400	1,825,392
[7]	Lexmark International Group, Class A	1,400	103,054
[7]	NCR Corp.	1,100	39,534
[7]	Network Appliance, Inc.	3,950	97,486
[7]	Seagate Technology, Inc., Rights	2,330	0
[7]	Sun Microsystems, Inc.	37,700	149,292

	TOTAL COMPUTERS & PERIPHERALS		$4,576,955

	CONSTRUCTION & ENGINEERING -- 0.0%
	Fluor Corp.	955	35,411

	CONSTRUCTION MATERIALS -- 0.0%
	Vulcan Materials Co.	1,200	53,172

	CONSUMER FINANCE -- 1.3%
	American Express Co.	15,125	709,816
	Capital One Financial Corp.	2,585	157,168
	MBNA Corp.	14,995	371,126
[7]	Providian Financial Corp.	2,900	32,219
	SLM Corporation	5,245	205,394

	TOTAL CONSUMER FINANCE		$1,475,723

	CONTAINERS & PACKAGING -- 0.2%
	Ball Corp.	580	32,596
	Bemis Co., Inc.	560	25,894
[7]	Pactiv Corp.	1,765	38,918
[7]	Sealed Air Corp.	882	46,949
	Temple-Inland, Inc.	650	35,120

	TOTAL CONTAINERS & PACKAGING		$179,477

	DISTRIBUTORS -- 0.1%
	Genuine Parts Co.	2,060	65,549
	DIVERSIFIED FINANCIAL SERVICES -- 2.8%
	Citigroup, Inc.	61,130	2,897,562
	Loews Corp.	2,175	93,525
	Moody's Corp.	1,835	106,118
	Principal Financial Group	3,850	120,698

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,217,903

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.8%
	AT&T Corp.	9,180	170,656
	Alltel Corp.	3,660	173,008
	BellSouth Corp.	21,525	566,323
	CenturyTel, Inc.	1,500	53,625
[7]	Citizens Communications Co., Class B	3,300	41,085
	Qwest Communications International, Inc.	18,654	65,849
	SBC Communications, Inc.	38,700	928,026
	Sprint Corp.	10,350	165,600
	Verizon Communications	32,700	1,098,720

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,262,892

	ELECTRIC UTILITIES -- 2.0%
[7]	Allegheny Energy, Inc.	1,000	10,580
	Ameren Corp.	1,860	83,049
	American Electric Power Co., Inc.	4,602	129,730
[7]	CMS Energy Corp.	1,000	8,120
	CenterPoint Energy, Inc.	2,960	29,038
	Cinergy Corp.	2,060	74,799
	Consolidated Edison Co.	2,560	103,603
	DTE Energy Co.	1,845	68,044
	Dominion Resources, Inc.	3,800	234,080
[7]	Edison International	3,465	68,295
	Entergy Corp.	2,680	144,452
	Exelon Corp.	3,816	242,125
	FPL Group, Inc.	2,185	139,272
	FirstEnergy Corp.	3,788	130,269
[7]	P G & E Corp.	4,830	118,094
	PPL Corp.	2,115	84,431
	Pinnacle West Capital Corp.	900	32,904
[7]	Progress Energy, Inc.	825	182
	Progress Energy, Inc.	2,827	121,844
	Public Service Enterprises Group, Inc.	2,610	106,671
	Southern Co.	8,410	250,618
	TECO Energy, Inc.	1,900	24,947
	TXU Corp.	3,800	86,716
	Xcel Energy, Inc.	4,428	72,619

	TOTAL ELECTRIC UTILITIES		$2,364,482

	ELECTRICAL EQUIPMENT -- 0.4%
	American Power Conversion Corp.	2,500	50,575
	Cooper Industries, Ltd., Class A	910	48,139
	Emerson Electric Co.	4,960	281,480
[7]	Power-One, Inc.	700	6,342
	Rockwell Automation, Inc.	2,190	68,000
[7]	Thomas & Betts Corp.	565	10,057

	TOTAL ELECTRICAL EQUIPMENT		$464,593

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
[7]	Agilent Technologies, Inc.	5,580	139,054
[7]	Jabil Circuit, Inc.	2,300	64,055
	Molex, Inc.	2,250	70,628
	PerkinElmer, Inc.	1,030	18,550
[7]	Sanmina-SCI Corp.	6,000	63,300
[7]	Solectron Corp.	9,800	54,292
	Symbol Technologies, Inc.	2,700	33,723
	Tektronix, Inc.	1,100	28,237
[7]	Thermo Electron Corp.	1,580	34,728
[7]	Waters Corp.	1,550	48,717

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$555,284

	ENERGY EQUIPMENT & SERVICES -- 0.7%
[7]	BJ Services Co.	1,875	61,519
	Baker Hughes, Inc.	3,920	110,779
	Halliburton Co.	4,890	116,773
[7]	Nabors Industries Ltd.	1,700	64,260
[7]	Noble Corp.	1,575	54,070
[7]	Rowan Companies, Inc.	1,060	25,387
	Schlumberger Ltd.	6,815	320,101
[7]	Transocean Sedco Forex, Inc.	3,449	66,186

	TOTAL ENERGY EQUIPMENT & SERVICES		$819,075

	FOOD & STAPLES RETAILING -- 3.9%
	Albertsons, Inc.	4,217	85,563
	CVS Corp.	4,640	163,235
[7]	Costco Wholesale Corp.	5,530	195,596
[7]	Kroger Co.	8,765	153,300
	SUPERVALU, Inc.	1,580	39,848
[7]	Safeway, Inc.	5,355	112,991
	Sysco Corp.	7,755	261,033
	Wal-Mart Stores, Inc.	51,850	3,056,558
	Walgreen Co.	12,075	420,452
	Winn-Dixie Stores, Inc.	1,450	11,731

	TOTAL FOOD & STAPLES RETAILING		$4,500,307

	FOOD PRODUCTS -- 1.2%
	Archer-Daniels-Midland Co.	7,651	109,792
	Campbell Soup Co.	4,815	124,805
	ConAgra, Inc.	6,400	152,576
	General Mills, Inc.	4,325	193,976
	Heinz (H.J.) Co.	4,150	146,619
	Hershey Foods Corp.	1,535	118,348
	Kellogg Co.	4,800	159,024
	McCormick & Co., Inc.	1,600	47,424
	Sara Lee Corp.	9,020	179,769
	Wrigley (Wm.), Jr. Co.	2,710	152,844

	TOTAL FOOD PRODUCTS		$1,385,177

	GAS UTILITIES -- 0.3%
	KeySpan Corp.	1,700	59,449
	Kinder Morgan, Inc.	1,500	80,325
	NICOR, Inc.	540	18,506
	NiSource, Inc.	2,692	55,751
	Peoples Energy Corp.	400	16,180
	Sempra Energy	2,376	66,053

	TOTAL GAS UTILITIES		$296,264

	HEALTHCARE EQUIPMENT & SUPPLIES -- 1.8%
	Bard (C.R.), Inc.	645	51,632
	Bausch & Lomb, Inc.	640	30,822
	Baxter International, Inc.	7,040	187,123
	Becton, Dickinson & Co.	2,855	104,379
	Biomet, Inc.	2,940	105,428
[7]	Boston Scientific Corp.	4,810	325,733
	Guidant Corp.	3,650	186,186
	Medtronic, Inc.	14,215	647,778
[7]	Millipore Corp.	530	23,241
[7]	St. Jude Medical, Inc.	1,980	115,157
	Stryker Corp.	2,350	190,609
[7]	Zimmer Holdings, Inc.	2,627	167,629

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,135,717

	HEALTHCARE PROVIDERS & SERVICES -- 1.7%
	Aetna, Inc.	1,760	101,042
	AmerisourceBergen Corp.	1,200	68,124
[7]	Anthem, Inc.	1,600	109,488
	CIGNA Corp.	1,725	98,411
	Cardinal Health, Inc.	5,200	308,568
[7]	Express Scripts, Inc., Class A	1,000	54,920
	HCA - The Healthcare Corp.	5,930	226,823
	Health Management Association, Class A	2,825	62,574
[7]	Humana, Inc.	1,790	36,319
	IMS Health, Inc.	3,150	74,119
	Manor Care, Inc.	790	26,291
	McKesson HBOC, Inc.	3,231	97,802
[7]	Medco Health Solutions, Inc.	3,068	101,858
[7]	Quest Diagnostic, Inc.	1,250	84,563
[7]	Tenet Healthcare Corp.	5,137	70,891
	UnitedHealth Group, Inc.	6,900	351,072
[7]	Wellpoint Health Networks, Inc.	1,700	151,130

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$2,023,995

	HOTELS, RESTAURANTS & LEISURE -- 1.2%
	Carnival Corp.	7,400	258,334
	Darden Restaurants, Inc.	2,050	42,948
	Harrah's Entertainment, Inc.	1,300	56,550
	Hilton Hotels Corp.	4,120	65,261
	International Game Technology	4,200	137,550
	Marriott International, Inc., Class A	2,730	117,936
	McDonald's Corp.	14,910	372,899
[7]	Starbucks Corp.	4,550	143,780
	Starwood Hotels & Resorts Worldwide, Inc.	2,400	80,952
	Wendy's International, Inc.	1,235	45,757
[7]	Yum! Brands, Inc.	3,464	118,261

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,440,228

	HOUSEHOLD DURABLES -- 0.5%
[7]	American Greetings Corp., Class A	355	7,572
	Black & Decker Corp.	950	45,419
	Centex Corp.	680	66,300
	Fortune Brands, Inc.	1,650	107,497
	KB HOME	520	35,615
	Leggett and Platt, Inc.	2,100	43,869
	Maytag Corp.	720	18,288
	Newell Rubbermaid, Inc.	3,150	71,820
	Pulte Corp.	620	53,636
	Snap-On Tools Corp.	680	19,951
	Stanley Works	1,000	33,340
	Tupperware Corp.	680	10,234
	Whirlpool Corp.	800	56,376

	TOTAL HOUSEHOLD DURABLES		$569,917

	HOUSEHOLD PRODUCTS -- 2.0%
	Clorox Co.	2,550	115,515
	Colgate-Palmolive Co.	6,330	336,693
	Kimberly-Clark Corp.	6,030	318,444
	Procter & Gamble Co.	15,250	1,498,923

	TOTAL HOUSEHOLD PRODUCTS		$2,269,575

	IT SERVICES -- 1.1%
	Automatic Data Processing, Inc.	6,940	261,916
[7]	Computer Sciences Corp.	2,200	87,164
[7]	Concord EFS, Inc.	5,600	59,864
[7]	Convergys Corp.	1,700	27,302
	Electronic Data Systems Corp.	5,625	120,656
[7]	FIserv, Inc.	2,150	75,938
	First Data Corp., Class	8,670	309,519
	Paychex, Inc.	4,425	172,221
	Sabre Group Holdings, Inc.	1,656	36,283
[7]	Sungard Data Systems, Inc.	3,300	92,565
[7]	Unisys Corp.	3,270	50,227

	TOTAL IT SERVICES		$1,293,655

	INDUSTRIAL CONGLOMERATES -- 4.1%
	3M Co.	9,120	719,294
	General Electric Co.	118,850	3,447,839
	Textron, Inc.	1,660	82,485
	Tyco International Ltd.	23,441	489,448

	TOTAL INDUSTRIAL CONGLOMERATES		$4,739,066

	INSURANCE -- 4.3%
	AON Corp.	3,430	75,117
	Ace Ltd.	3,200	115,200
	Aflac, Inc.	6,050	220,704
	Allstate Corp.	8,285	327,257
	Ambac Financial Group, Inc.	1,250	88,425
	American International Group, Inc.	30,771	1,871,800
	Chubb Corp.	2,175	145,312
	Cincinnati Financial Corp.	1,895	77,543
	Hartford Financial Services Group, Inc.	3,320	182,268
	Jefferson-Pilot Corp.	1,600	76,384
	John Hancock Financial Services, Inc.	3,350	118,423
	Lincoln National Corp.	1,980	79,061
	MBIA Insurance Corp.	1,650	98,356
	Marsh & McLennan Cos., Inc.	6,339	270,992
	MetLife, Inc.	8,825	277,105
	Progressive Corp., OH	2,585	190,773
	Prudential Financial, Inc.	6,400	247,296
	SAFECO Corp.	1,525	55,968
	St. Paul Cos., Inc.	2,504	95,478
	Torchmark Corp.	1,200	52,656
	Travelers Property Casualty Corp., Class B	11,809	193,313
	UNUMProvident Corp.	3,395	55,576
	XL Capital Ltd.	1,625	112,937

	TOTAL INSURANCE		$5,027,944

	INTERNET & CATALOG RETAIL -- 0.4%
[7]	eBay, Inc.	7,500	419,550
	INTERNET SOFTWARE & SERVICES -- 0.3%
[7]	Yahoo!, Inc.	7,700	$336,490
	LEISURE EQUIPMENT & PRODUCTS -- 0.2%
	Brunswick Corp.	900	26,703
	Eastman Kodak Co.	3,260	79,642
	Hasbro, Inc.	2,000	43,600
	Mattel, Inc.	5,140	99,510

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$249,455

	MACHINERY -- 1.3%
	Caterpillar, Inc.	4,060	297,517
	Crane Co.	760	21,356
	Cummins Engine Co., Inc.	410	19,434
	Danaher Corp.	1,815	150,373
	Deere & Co.	2,855	173,070
	Dover Corp.	2,410	94,038
	Eaton Corp.	895	89,715
	ITT Industries, Inc.	1,045	71,049
	Illinois Tool Works, Inc.	3,625	266,619
	Ingersoll-Rand Co., Class A	1,900	114,760
	Navistar International Corp.	845	34,163
	PACCAR, Inc.	1,330	105,017
	Pall Corp.	1,480	34,632
	Parker-Hannifin Corp.	1,390	70,848

	TOTAL MACHINERY		$1,542,591

	MEDIA -- 3.9%
	Clear Channel Communications, Inc.	7,185	293,292
[7]	Comcast Corp., Class A	26,266	890,943
	Dow Jones & Co.	1,025	53,269
	Gannett Co., Inc.	3,140	264,105
[7]	Interpublic Group Cos., Inc.	4,000	59,520
	Knight-Ridder, Inc.	900	65,988
	McGraw-Hill Cos., Inc.	2,225	148,964
	Meredith Corp.	560	27,171
	New York Times Co., Class A	1,770	84,128
	Omnicom Group, Inc.	2,275	181,545
[7]	Time Warner, Inc.	52,385	800,967
	Time Warner Inc.	1,115	17,082
	Tribune Co.	3,577	175,452
[7]	Univision Communications, Inc., Class A	3,700	125,615
	Viacom, Inc., Class B	20,475	816,338
	Walt Disney Co.	23,805	538,945

	TOTAL MEDIA		$4,543,324

	METALS & MINING -- 0.6%
	Alcoa, Inc.	9,813	309,796
	Allegheny Technologies, Inc.	765	5,852
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,830	70,912
	Newmont Mining Corp.	4,765	208,612
	Nucor Corp.	975	53,459
[7]	Phelps Dodge Corp.	908	56,060
	United States Steel Corp.	915	21,640
	Worthington Industries, Inc.	940	13,705

	TOTAL METALS & MINING		$740,036

	MULTI-UTILITIES & UNREGULATED POWER -- 0.4%
[7]	AES Corp.	6,400	56,000
[7]	Calpine Corp.	4,500	20,745
	Constellation Energy Group	1,955	71,103
	Duke Energy Corp.	10,475	190,121
[7]	Dynegy, Inc.	4,400	17,644
	El Paso Corp.	6,483	47,585
[7]	Mirant Corp.	4,169	1,834
	Williams Cos., Inc. (The)	6,125	62,475

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$467,507

	MULTILINE RETAIL -- 1.2%
	Big Lots, Inc.	1,290	19,363
	Dillards, Inc., Class A	1,080	17,464
	Dollar General Corp.	3,950	88,756
	Family Dollar Stores, Inc.	2,050	89,400
	Federated Department Stores, Inc.	2,300	109,365
[7]	Kohl's Corp.	3,950	221,476
	May Department Stores Co.	3,335	93,247
	Nordstrom, Inc.	1,575	48,022
	Penney (J.C.) Co., Inc.	3,000	70,950
	Sears, Roebuck & Co.	3,250	171,048
	Target Corp.	10,720	426,013

	TOTAL MULTILINE RETAIL		$1,355,104

	OFFICE ELECTRONICS -- 0.1%
[7]	Xerox Corp.	8,800	92,400
	OIL & GAS -- 4.7%
	Amerada-Hess Corp.	970	50,071
	Anadarko Petroleum Corp.	2,900	126,498
	Apache Corp.	1,948	135,814
	Ashland, Inc.	610	22,716
	Burlington Resources, Inc.	3,617	175,931
	ChevronTexaco Corp.	12,448	924,886
	ConocoPhillips	7,968	455,371
	Devon Energy Corp.	2,750	133,375
	EOG Resources, Inc.	1,350	56,889
	Exxon Mobil Corp.	78,775	2,881,589
	Kerr-McGee Corp.	1,200	49,800
	Marathon Oil Corp.	3,680	108,818
	Occidental Petroleum Corp.	4,525	159,552
	Sunoco Inc.	735	32,164
	Unocal Corp.	2,905	92,030

	TOTAL OIL & GAS		$5,405,504

	PAPER & FOREST PRODUCTS -- 0.5%
	Boise Cascade Corp.	575	16,129
	Georgia-Pacific Corp.	2,901	76,238
	International Paper Co.	5,690	223,901
[7]	Louisiana-Pacific Corp.	870	16,547
	MeadWestvaco Corp.	2,365	61,301
	Weyerhaeuser Co.	2,650	159,610

	TOTAL PAPER & FOREST PRODUCTS		$553,726

	PERSONAL PRODUCTS -- 0.5%
	Alberto-Culver Co., Class B	620	39,308
	Avon Products, Inc.	2,800	190,288
	Gillette Co.	11,890	379,291

	TOTAL PERSONAL PRODUCTS		$608,887

	PHARMACEUTICALS -- 8.1%
	Abbott Laboratories	18,190	775,258
	Allergan, Inc.	1,480	111,918
	Bristol-Myers Squibb Co.	22,575	572,728
[7]	Forest Laboratories, Inc., Class A	4,300	215,043
	Johnson & Johnson	34,993	1,761,198
[7]	King Pharmaceuticals, Inc.	2,733	36,622
	Lilly (Eli) & Co.	13,300	886,046
	Merck & Co., Inc.	26,145	1,156,916
	Pfizer, Inc.	91,705	2,897,878
	Schering Plough Corp.	17,275	263,789
[7]	Watson Pharmaceuticals, Inc.	1,200	47,124
	Wyeth	15,490	683,729

	TOTAL PHARMACEUTICALS		$9,408,249

	REAL ESTATE -- 0.4%
	Apartment Investment & Management Co., Class A	1,000	40,900
	Equity Office Properties Trust	4,800	134,448
	Equity Residential Properties Trust	3,050	89,212
	Plum Creek Timber Co., Inc.	2,250	59,288
	Prologis Trust	2,000	59,080
	Simon Property Group, Inc.	2,200	99,176

	TOTAL REAL ESTATE		$482,104

	ROAD & RAIL -- 0.4%
	Burlington Northern Santa Fe	4,400	127,336
	CSX Corp.	2,570	81,777
	Norfolk Southern Corp.	4,575	92,186
	Union Pacific Corp.	2,995	187,487

	TOTAL ROAD & RAIL		$488,786

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.4%
[7]	Advanced Micro Devices, Inc.	3,400	51,680
[7]	Altera Corp.	4,500	91,035
[7]	Analog Devices, Inc.	4,300	190,619
[7]	Applied Materials, Inc.	19,340	451,976
[7]	Applied Micro Circuits Corp.	3,000	17,460
[7]	Broadcom Corp.	3,300	105,435
	Intel Corp.	76,700	2,534,935
[7]	KLA-Tencor Corp.	2,300	131,859
[7]	LSI Logic Corp.	4,360	40,286
	Linear Technology Corp.	3,550	151,265
	Maxim Integrated Products, Inc.	3,825	190,141
[7]	Micron Technology, Inc.	7,300	104,682
[7]	NVIDIA Corp.	1,825	32,266
[7]	National Semiconductor Corp.	1,885	76,588
[7]	Novellus Systems, Inc.	1,800	74,322
[7]	PMC-Sierra, Inc.	2,000	36,340
[7]	Teradyne, Inc.	2,100	47,838
	Texas Instruments, Inc.	20,130	582,160
[7]	Xilinx, Inc.	4,000	126,800

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$5,037,687

	SOFTWARE -- 4.6%
	Adobe System, Inc.	2,600	113,984
	Autodesk, Inc.	1,380	26,565
[7]	BMC Software, Inc.	2,650	46,057
[7]	Citrix Systems, Inc.	2,000	50,560
	Computer Associates International, Inc.	6,825	160,524
[7]	Compuware Corp.	3,500	19,670
[7]	Electronic Arts, Inc.	1,700	168,368
[7]	Intuit, Inc.	2,325	116,203
[7]	Mercury Interactive Corp.	900	41,796
	Microsoft Corp.	128,350	3,356,353
[7]	Novell, Inc.	3,325	19,518
[7]	Oracle Corp.	61,088	730,612
[7]	Parametric Technology Corp.	2,670	8,304
[7]	Peoplesoft, Inc.	4,250	88,230
[7]	Siebel Systems, Inc.	5,700	71,763
[7]	Symantec Corp.	1,750	116,638
[7]	Veritas Software Corp.	4,915	177,677

	TOTAL SOFTWARE		$5,312,822

	SPECIALTY RETAIL -- 2.5%
[7]	AutoNation, Inc.	3,450	64,515
[7]	AutoZone, Inc.	1,040	99,944
[7]	Bed Bath & Beyond, Inc.	3,450	145,728
	Best Buy Co., Inc.	3,600	209,916
	Circuit City Stores, Inc.	2,350	22,419
	Gap (The), Inc.	10,395	198,337
	Home Depot, Inc.	26,867	995,960
	Limited, Inc.	6,184	108,838
	Lowe's Cos., Inc.	9,050	533,317
[7]	Office Depot, Inc.	3,300	49,269
	Radioshack Corp.	1,800	53,982
	Sherwin-Williams Co.	1,910	64,061
[7]	Staples, Inc.	5,700	152,874
	TJX Cos., Inc.	6,140	128,879
	Tiffany & Co.	1,600	75,920
[7]	Toys `R' Us, Inc.	2,090	27,170

	TOTAL SPECIALTY RETAIL		$2,931,129

	TEXTILES APPAREL & LUXURY GOODS -- 0.3%
	Jones Apparel Group, Inc.	1,450	50,025
	Liz Claiborne, Inc.	1,340	49,433
	Nike, Inc., Class B	3,165	202,244
	Reebok International Ltd.	670	26,097
	V.F. Corp.	1,075	45,634

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$373,433

	THRIFTS & MORTGAGE FINANCE -- 1.9%
	Countrywide Financial Corp.	1,515	159,257
	Freddie Mac	8,125	456,056
	Fannie Mae	11,425	819,058
	Golden West Financial Corp.	1,800	180,774
	MGIC Investment Corp.	1,200	61,572
	Washington Mutual, Inc.	10,834	473,987

	TOTAL THRIFTS & MORTGAGE FINANCE		$2,150,704

	TOBACCO -- 1.1%
	Altria Group, Inc.	24,100	1,120,650
	R.J. Reynolds Tobacco Holdings, Inc.	1,000	48,030
	UST, Inc.	1,865	63,447

	TOTAL TOBACCO		$1,232,127

	TRADING COMPANIES & DISTRIBUTORS -- 0.0%
	Grainger (W.W.), Inc.	1,105	50,587

	WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
[7]	AT&T Wireless Services, Inc.	31,922	231,434
[7]	NEXTEL Communications, Inc., Class A	11,990	290,158
[7]	Sprint PCS Group	11,084	48,215

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$569,807

TOTAL COMMON STOCKS (IDENTIFIED COST $124,914,909)			$113,594,722

POOLED INVESTMENT VEHICLES-- 1.5%
	S&P Depositary Receipts Trust, ADR (IDENTIFIED COST $1,734,687)	16,500	$1,737,945

MUTUAL FUND -- 0.6%
	SSGA Money Market Fund (AT NET ASSET VALUE)	638,210	$638,210

TOTAL INVESTMENTS -- 100.3% (IDENTIFIED COST $127,287,806)			$115,970,877

OTHER ASSETS AND LIABILITIES -- NET -- (0.3)%			$(286,967)

TOTAL NET ASSETS -- 100%			$115,683,910

See Notes to Portfolios of Investments

MTB Large Cap Stock Fund

Description		Shares	Value
COMMON STOCKS -- 97.9%
	AEROSPACE & DEFENSE -- 4.9%
	Honeywell International, Inc.	90,484	$2,769,715
	Lockheed Martin Corp.	24,225	1,123,071
	Northrop Grumman Corp.	81,392	7,276,445
	Raytheon Co.	154,904	4,101,858
	United Technologies Corp.	105,000	8,892,450

	TOTAL AEROSPACE & DEFENSE		$24,163,539

	AUTO COMPONENTS -- 0.9%
[7]	Lear Corp.	77,465	4,499,942
	AUTOMOBILES -- 0.3%
	Honda Motor Co., Ltd., ADR	75,000	1,503,750
	Beverages -- 2.3%
	Coca-Cola Co.	22,040	1,022,656
	PepsiCo, Inc.	220,000	10,520,400

	TOTAL BEVERAGES		$11,543,056

	BIOTECHNOLOGY -- 1.2%
[7]	Amgen, Inc.	97,711	6,034,631
	CAPITAL MARKETS -- 4.2%
	Bank of New York Co., Inc.	29,935	933,673
	Morgan Stanley	140,352	7,701,114
	Northern Trust Corp.	115,000	5,341,750
	Waddell & Reed Financial, Inc., Class A	300,000	6,654,000

	TOTAL CAPITAL MARKETS		$20,630,537

	CHEMICALS -- 1.0%
	Du Pont (E.I.) de Nemours & Co.	18,545	749,218
	Engelhard Corp.	146,500	4,186,970

	TOTAL CHEMICALS		$4,936,188

	COMMERCIAL BANKS -- 3.6%
	Bank of America Corp.	40,000	3,029,200
	U.S. Bancorp	127,657	3,474,824
	Wells Fargo & Co.	199,082	11,212,298

	TOTAL COMMERCIAL BANKS		$17,716,322

	COMMERCIAL SERVICES & SUPPLIES -- 0.9%
[7]	Cendant Corp.	205,464	$4,197,629
	COMMUNICATIONS EQUIPMENT -- 3.6%
[7]	Cisco Systems, Inc.	347,481	7,290,151
[7]	Corning, Inc.	700,000	7,686,000
	Nokia Oyj, Class A, ADR	175,000	2,973,250

	TOTAL COMMUNICATIONS EQUIPMENT		$17,949,401

	COMPUTERS & PERIPHERALS -- 2.6%
[7]	Dell, Inc.	96,475	3,484,677
	International Business Machines Corp.	105,131	9,407,122

	TOTAL COMPUTERS & PERIPHERALS		$12,891,799

	CONSUMER FINANCE -- 2.6%
	American Express Co.	135,000	6,335,550
	Capital One Financial Corp.	104,207	6,335,786

	TOTAL CONSUMER FINANCE		$12,671,336

	DIVERSIFIED FINANCIAL SERVICES -- 3.8%
	CIT Group, Inc.	100,000	3,362,000
	Citigroup, Inc.	319,796	15,158,330

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$18,520,330

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
	Verizon Communications	141,906	4,768,042
	ELECTRIC UTILITIES -- 0.2%
	DTE Energy Co.	22,572	832,455
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.0%
[7]	Solectron Corp.	726,182	4,023,048
	Symbol Technologies, Inc.	89,638	1,119,579

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$5,142,627

	ENERGY EQUIPMENT & SERVICES -- 3.0%
[7]	Nabors Industries Ltd.	210,000	$7,938,000
	Schlumberger Ltd.	16,109	756,640
[7]	Weatherford International Ltd.	172,000	5,977,000

	TOTAL ENERGY EQUIPMENT & SERVICES		$14,671,640

	FOOD & STAPLES RETAILING -- 2.2%
[7]	Costco Wholesale Corp.	155,000	5,482,350
	Wal-Mart Stores, Inc.	87,882	5,180,644

	TOTAL FOOD & STAPLES RETAILING		$10,662,994

	FOOD PRODUCTS -- 1.2%
	Heinz (H.J.) Co.	42,600	1,505,058
	Kraft Foods, Inc., Class A	150,635	4,383,479

	TOTAL FOOD PRODUCTS		$5,888,537

	HEALTHCARE EQUIPMENT & SUPPLIES -- 1.5%
	Medtronic, Inc.	158,461	7,221,068
	HEALTHCARE PROVIDERS & SERVICES -- 3.0%
[7]	Caremark Rx, Inc.	306,405	7,675,445
[7]	Express Scripts, Inc., Class A	75,195	4,129,709
	HCA - The Healthcare Corp.	27,694	1,059,296
	Health Management Association, Class A	73,981	1,638,679
[7]	Medco Health Solutions, Inc.	3,891	129,182

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$14,632,311

	HOTELS, RESTAURANTS & LEISURE -- 1.2%
	Carnival Corp.	27,285	952,519
	Darden Restaurants, Inc.	225,624	4,726,823

	TOTAL HOTELS, RESTAURANTS & LEISURE		$5,679,342

	HOUSEHOLD DURABLES -- 1.9%
	Newell Rubbermaid, Inc.	154,435	3,521,118
[7]	Toll Brothers, Inc.	161,000	5,931,240

	TOTAL HOUSEHOLD DURABLES		$9,452,358

	HOUSEHOLD PRODUCTS -- 1.1%
	Kimberly-Clark Corp.	14,050	741,981
	Procter & Gamble Co.	50,000	4,914,500

	TOTAL HOUSEHOLD PRODUCTS		$5,656,481

	IT SERVICES -- 3.3%
[7]	Accenture Ltd.	419,975	9,827,415
[7]	Concord EFS, Inc.	303,945	3,249,172
	First Data Corp.	92,322	3,295,895

	TOTAL IT SERVICES		$16,372,482

	INDUSTRIAL CONGLOMERATES -- 3.2%
	General Electric Co.	413,208	11,987,164
	Tyco International Ltd.	175,000	$3,654,000

	TOTAL INDUSTRIAL CONGLOMERATES		$15,641,164

	INSURANCE -- 4.5%
	Allstate Corp.	129,400	5,111,300
	American International Group, Inc.	193,115	11,747,185
	Hartford Financial Services Group, Inc.	19,425	1,066,433
	Jefferson-Pilot Corp.	18,015	860,036
	Lincoln National Corp.	57,000	2,276,010
	St. Paul Cos., Inc.	29,982	1,143,214

	TOTAL INSURANCE		$22,204,178

	LEISURE EQUIPMENT & PRODUCTS -- 1.0%
	Mattel, Inc.	266,435	5,158,182
	MACHINERY -- 2.2%
	Ingersoll-Rand Co., Class A	85,000	5,134,000
	Parker-Hannifin Corp.	75,000	3,822,750
[7]	SPX Corp.	40,000	1,924,800

	TOTAL MACHINERY		$10,881,550

	MEDIA -- 4.6%
	Clear Channel Communications, Inc.	159,740	6,520,587
[7]	Comcast Corp., Class A	190,985	6,478,211
[7]	Cox Communications, Inc., Class A	14,960	509,687
	Viacom, Inc., Class B	136,430	5,439,464
	Walt Disney Co.	171,982	3,893,672

	TOTAL MEDIA		$22,841,621

	METALS & MINING -- 1.6%
	Alcoa, Inc.	252,250	7,963,532

	MULTI-UTILITIES & UNREGULATED POWER -- 1.3%
	Questar Corp.	205,600	6,527,800
	OIL & GAS -- 4.6%
	BP Amoco PLC, ADR	310,000	13,137,800
	Burlington Resources, Inc.	18,241	887,242
	ConocoPhillips	17,515	1,000,982
	ExxonMobil Corp.	211,552	7,738,572

	TOTAL OIL & GAS		$22,764,596

	PERSONAL PRODUCTS -- 0.2%
	Gillette Co.	25,956	827,996
	PHARMACEUTICALS -- 10.4%
	Abbott Laboratories	260,000	11,081,200
	Bristol-Myers Squibb Co.	95,000	2,410,150
	Johnson & Johnson	94,675	4,764,993
	Lilly (Eli) & Co.	106,486	7,094,097
	Merck & Co., Inc.	32,264	1,427,682
	Pfizer, Inc.	409,826	12,950,502
	Wyeth	263,405	$11,626,697

	TOTAL PHARMACEUTICALS		$51,355,321

	REAL ESTATE -- 0.2%
	Archstone-Smith Trust	34,690	926,223
	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
	Intel Corp.	196,957	6,509,429
[7]	International Rectifier Corp.	32,123	1,533,231
	STMicroelectronics N.V.	165,000	4,395,600
[7]	Taiwan Semiconductor Manufacturing Co., ADR	216,000	2,388,960
	Texas Instruments, Inc.	17,441	504,394

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$15,331,614

	SOFTWARE -- 2.9%
	Microsoft Corp.	553,573	14,475,934
	SPECIALTY RETAIL -- 2.7%
	Best Buy Co., Inc.	70,000	4,081,700
	Home Depot, Inc.	221,194	8,199,662
[7]	Staples, Inc.	48,607	$1,303,640

	TOTAL SPECIALTY RETAIL		$13,585,002

	THRIFTS & MORTGAGE FINANCE -- 2.6%
	Fannie Mae	119,244	8,548,602
	Washington Mutual, Inc.	102,010	4,462,938

	TOTAL THRIFTS & MORTGAGE FINANCE		$13,011,540

	TOBACCO -- 0.3%
	Altria Group, Inc.	28,667	1,333,015

TOTAL COMMON STOCKS (IDENTIFIED COST $392,406,636)			$483,068,065

MUTUAL FUNDS -- 2.2%
	SSGA Money Market Fund	7,693,654	7,693,654
	SSGA US Government Money Market Fund	3,230,368	3,230,368

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$10,924,022

TOTAL INVESTMENTS- 100.1% (IDENTIFIED COST $403,330,658)			$493,992,087

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%			$(322,160)

TOTAL NET ASSETS -- 100%			$493,669,927

See Notes to Portfolios of Investments

MTB Large Cap Growth Fund

Description	Shares	Value
COMMON STOCKS -- 90.9%
AIR FREIGHT & LOGISTICS -- 4.3%
United Parcel Service, Inc.	12,500	$906,500
BEVERAGES -- 7.8%
Coca-Cola Co.	17,900	830,560
PepsiCo, Inc.	17,300	827,286

TOTAL BEVERAGES		$1,657,846

BIOTECHNOLOGY -- 5.3%
[7] Amgen, Inc.	12,800	790,528
[7] Genentech, Inc.	4,100	336,077

TOTAL BIOTECHNOLOGY		$1,126,605

BUILDING PRODUCTS -- 1.9%
Masco Corp.	14,600	401,500
COMMUNICATIONS EQUIPMENT -- 4.5%
Qualcomm, Inc.	19,800	940,500
DIVERSIFIED FINANCIAL SERVICES -- 3.2%
Citigroup, Inc.	14,100	668,340
ENERGY EQUIPMENT & SERVICES -- 3.8%
Schlumberger Ltd.	16,900	793,793
HEALTHCARE EQUIPMENT & SUPPLIES -- 4.2%
Medtronic, Inc.	19,600	$893,172
HOTELS, RESTAURANTS & LEISURE -- 2.1%
Marriott International, Inc., Class A	10,100	436,320
HOUSEHOLD PRODUCTS -- 7.4%
Colgate-Palmolive Co.	10,500	558,495
Procter & Gamble Co.	10,200	1,002,558

TOTAL HOUSEHOLD PRODUCTS		$1,561,053

IT SERVICES -- 1.0%
Paychex, Inc.	5,600	217,952
INDUSTRIAL CONGLOMERATES -- 3.3%
3M Co.	8,900	701,943
INSURANCE -- 6.1%
American International Group, Inc.	13,350	812,081
Marsh & McLennan Cos., Inc.	11,300	483,075

TOTAL INSURANCE		$1,295,156

INTERNET & CATALOG RETAIL -- 1.3%
[7] eBay, Inc.	5,000	$279,700
MACHINERY -- 2.1%
Caterpillar, Inc.	6,000	439,680
MEDIA -- 8.2%
Gannett Co., Inc.	9,300	782,223
Omnicom Group, Inc.	6,000	478,800
Walt Disney Co.	20,600	466,384

TOTAL MEDIA		$1,727,407

MULTILINE RETAIL -- 3.2%
[7] Kohl's Corp.	11,900	667,233
PERSONAL PRODUCTS -- 3.7%
Gillette Co.	24,400	778,360
PHARMACEUTICALS -- 11.5%
Johnson & Johnson	16,700	840,511
Lilly (Eli) & Co.	8,800	586,256
Pfizer, Inc.	32,060	1,013,096

TOTAL PHARMACEUTICALS		$2,439,863

SOFTWARE -- 6.0%
[7] Electronic Arts, Inc.	3,100	$307,024
Microsoft Corp.	15,100	394,865
[7] Oracle Corp.	47,700	570,492

TOTAL SOFTWARE		$1,272,381

TOTAL COMMON STOCKS (IDENTIFIED COST $17,552,323)		$19,205,304

MUTUAL FUNDS -- 7.9%
SSGA Money Market Fund	928,968	928,968
SSGA US Government Money Market Fund	735,836	735,836

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$1,664,804

TOTAL INVESTMENTS -- 98.8% (IDENTIFIED COST $19,217,127)		$20,870,108

OTHER ASSETS AND LIABILITIES -- NET -- 1.2%		$261,360

TOTAL NET ASSETS -- 100%		$21,131,468

See Notes to Portfolios of Investments

MTB Multi Cap Growth Fund

Description		Shares	Value
COMMON STOCKS -- 99.8%
	AIRLINES -- 2.1%
[7]	Ryanair Holdings PLC, ADR	65,000	$3,347,500
	AUTO COMPONENTS -- 3.0%
	BorgWarner, Inc.	30,000	2,387,700
[7]	Lear Corp.	40,000	2,323,600

	TOTAL AUTO COMPONENTS		$4,711,300

	AUTOMOBILES -- 0.6%
	Honda Motor Co. Ltd., ADR	50,000	1,002,500
	BIOTECHNOLOGY -- 4.0%
[7]	Amgen, Inc.	45,000	2,779,200
[7]	Calypte Biomedical Corp.	750,000	971,250
[7]	Gilead Sciences, Inc.	25,000	1,364,500
[7]	IDEC Pharmaceuticals Corp.	35,000	1,229,550

	TOTAL BIOTECHNOLOGY		$6,344,500

	COMMERCIAL BANKS -- 1.9%
	East West Bancorp, Inc.	30,000	1,472,700
	UCBH Holdings, Inc.	45,000	1,606,950

	TOTAL COMMERCIAL BANKS		$3,079,650

	COMMERCIAL SERVICES & SUPPLIES -- 1.6%
[7]	Cendant Corp.	120,000	2,451,600
	COMMUNICATIONS EQUIPMENT -- 1.3%
[7]	Nortel Networks Corp.	450,000	$2,002,500
	COMPUTERS & PERIPHERALS -- 3.8%
[7]	Dell, Inc.	100,000	3,612,000
[7]	EMC Corp. Mass	175,000	2,422,000

	TOTAL COMPUTERS & PERIPHERALS		$6,034,000

	CONSUMER FINANCE -- 2.1%
	Capital One Financial Corp.	55,000	3,344,000
	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
[7]	Covad Communications Group, Inc.	150,000	657,000
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
[7]	Jabil Circuit, Inc.	60,000	1,671,000
[7]	Spatialight, Inc.	160,000	766,400
[7]	Superconductor Technologies, Inc.	150,000	763,500
	Symbol Technologies, Inc.	150,000	1,873,500

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$5,074,400

	ENERGY EQUIPMENT & SERVICES -- 3.0%
[7]	Nabors Industries Ltd.	60,000	$2,268,000
[7]	Patterson-UTI Energy, Inc.	85,000	2,430,150

	TOTAL ENERGY EQUIPMENT & SERVICES		$4,698,150

	FOOD & STAPLES RETAILING -- 3.4%
	Costco Wholesale Corp.	70,000	2,475,900
	Wal-Mart Stores, Inc.	50,000	2,947,500

	TOTAL FOOD & STAPLES RETAILING		$5,423,400

	FOOD PRODUCTS -- 0.9%
[7]	Stake Technology Ltd.	150,000	1,438,500
	HEALTHCARE EQUIPMENT & SUPPLIES -- 1.7%
	Medtronic, Inc.	60,000	2,734,200
	HEALTHCARE PROVIDERS & SERVICES -- 8.1%
[7]	Caremark Rx, Inc.	100,000	2,505,000
[7]	Cerner Corp.	35,000	1,482,950
	Health Management Association, Class A	150,000	3,322,500
[7]	Pharmaceutical Product Development, Inc.	75,000	2,255,250
[7]	Quest Diagnostic, Inc.	35,000	2,367,750
[7]	United Surgical Partners International, Inc.	30,000	904,800

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$12,838,250

	HOTELS, RESTAURANTS & LEISURE -- 1.0%
	Ruby Tuesday, Inc.	60,000	1,641,000
	HOUSEHOLD DURABLES -- 7.1%
	Centex Corp.	10,000	975,000
	D. R. Horton, Inc.	70,000	2,786,000
	Harman International Industries, Inc.	15,000	1,923,000
	Lennar Corp., Class A	30,000	2,755,500
[7]	Toll Brothers, Inc.	75,000	2,763,000

	TOTAL HOUSEHOLD DURABLES		$11,202,500

	IT SERVICES -- 4.3%
[7]	CACI International, Inc., Class A	50,000	2,476,500
[7]	Ceridian Corp.	100,000	2,100,000
	First Data Corp.	30,000	1,071,000
[7]	ManTech International Corp., Class A	50,000	1,223,000

	TOTAL IT SERVICES		$6,870,500

	INDUSTRIAL CONGLOMERATES -- 3.7%
	General Electric Co.	200,000	5,802,000
	INSURANCE -- 2.0%
	Ambac Financial Group, Inc.	28,000	1,980,720
	American International Group, Inc.	20,000	1,216,600

	TOTAL INSURANCE		$3,197,320

	INTERNET SOFTWARE & SERVICES -- 1.3%
[7]	Akamai Technologies, Inc.	175,000	$1,382,500
[7]	Opsware, Inc.	90,000	748,800

	TOTAL INTERNET SOFTWARE & SERVICES		$2,131,300

	MEDIA -- 3.9%
	Clear Channel Communications, Inc.	50,000	2,041,000
[7]	Cox Communications, Inc., Class A	60,000	2,044,200
[7]	XM Satellite Radio Holdings, Inc., Class A	100,000	2,026,000

	TOTAL MEDIA		$6,111,200

	MULTILINE RETAIL -- 0.8%
	Target Corp.	30,000	1,192,200
	PERSONAL PRODUCTS -- 1.2%
	Estee Lauder Cos., Inc., Class A	50,000	1,869,500
	PHARMACEUTICALS -- 6.8%
	Johnson & Johnson	60,000	3,019,800
	Lilly (Eli) & Co.	40,000	2,664,800
	Pfizer, Inc.	160,000	5,056,000

	TOTAL PHARMACEUTICALS		$10,740,600

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 11.6%
	Intel Corp.	235,000	7,766,750
[7]	International Rectifier Corp.	70,000	3,341,100
[7]	Taiwan Semiconductor Manufacturing Co., ADR	320,000	3,539,200
[7]	Teradyne, Inc.	80,000	1,822,400
[7]	Ultratech, Inc.	60,000	1,872,600

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$18,342,050

	SOFTWARE -- 7.2%
[7]	Cadence Design Systems, Inc.	150,000	2,308,500
	Computer Associates International, Inc.	160,000	3,763,200
	Microsoft Corp.	200,000	5,230,000

	TOTAL SOFTWARE		$11,301,700

	SPECIALTY RETAIL -- 1.4%
[7]	Staples, Inc.	80,000	2,145,600
	THRIFTS & MORTGAGE FINANCE -- 6.4%
	Countrywide Financial Corp.	22,500	2,365,200
	Freddie Mac	60,000	3,367,800
	Fannie Mae	60,000	4,301,400

	TOTAL THRIFTS & MORTGAGE FINANCE		$10,034,400

TOTAL COMMON STOCKS (IDENTIFIED COST $134,206,247)			$157,763,320

MUTUAL FUND -- 0.3%
	SSGA Money Market Fund ( AT NET ASSET VALUE )	491,393	$491,393

TOTAL INVESTMENTS -- 100.1% (IDENTIFIED COST $134,697,640)			$158,254,713

OTHER ASSETS AND LIABILITIES -- NET -- (0.1%)			$(209,068)

TOTAL NET ASSETS -- 100%			$158,045,645

See Notes to Portfolios of Investments

MTB Mid Cap Stock Fund

Description		Shares	Value
COMMON STOCKS -- 98.5%
	AEROSPACE & DEFENSE -- 1.5%
	Goodrich Corp.	12,000	$331,440
	Precision Castparts Corp.	40,300	1,657,539

	TOTAL AEROSPACE & DEFENSE		$1,988,979

	AIR FREIGHT & LOGISTICS -- 0.5%
[7]	EGL, Inc.	38,300	624,673
	AIRLINES -- 0.4%
[7]	Northwest Airlines Corp., Class A	36,000	492,840
	AUTO COMPONENTS -- 2.6%
	BorgWarner, Inc.	24,600	1,957,914
	Magna International, Inc., Class A	18,000	1,444,140

	TOTAL AUTO COMPONENTS		$3,402,054

	BANKS -- 6.6%
	Amsouth Bancorporation	32,400	765,288
	Boston Private Financial Holdings, Inc.	23,000	585,810
	Charter One Financial, Inc.	47,300	1,511,708
	First Community Bancorp	16,500	577,500
	First Tennessee National Corp.	53,700	2,435,832
	National Commerce Financial Corp.	45,000	1,236,150
	SouthTrust Corp.	42,100	1,340,885

	TOTAL BANKS		$8,453,173

	BEVERAGES -- 0.6%
[7]	Constellation Brands, Inc., Class A	26,100	818,757
	BIOTECHNOLOGY -- 1.3%
[7]	Genzyme Corp.	19,100	876,690
[7]	IDEC Pharmaceuticals Corp.	22,700	797,451

	TOTAL BIOTECHNOLOGY		$1,674,141

	BUILDING PRODUCTS -- 0.4%
[7]	American Standard Cos., Inc.	5,000	478,500
	CHEMICALS -- 1.4%
	Cambrex Corp.	17,000	401,880
[7]	FMC Corp.	10,000	280,100
	Georgia Gulf Corp.	21,200	570,280
	Rohm and Haas Co.	14,200	558,060

	TOTAL CHEMICALS		$1,810,320

	COMMERCIAL SERVICES & SUPPLIES -- 0.7%
	Harland (John H.) Co.	20,000	$544,600
[7]	Waste Connections, Inc.	10,000	346,800

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$891,400

	COMMUNICATIONS EQUIPMENT -- 1.1%
[7]	QLogic Corp.	25,800	1,446,090
	COMPUTERS & PERIPHERALS -- 0.7%
[7]	Network Appliance, Inc.	38,500	950,180
	CONSTRUCTION & ENGINEERING -- 0.5%
	Jacobs Engineering Group, Inc.	12,771	591,553
	CONSUMER FINANCE -- 1.1%
	Capital One Financial Corp.	23,700	1,440,960
	CONTAINERS & PACKAGING -- 0.7%
[7]	Smurfit-Stone Container Corp.	58,600	908,300
	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
	CenturyTel, Inc.	11,000	393,250
	ELECTRIC UTILITIES -- 0.9%
	Entergy Corp.	16,500	889,350
	FPL Group, Inc.	4,300	274,082

	TOTAL ELECTRIC UTILITIES		$1,163,432

	ELECTRICAL EQUIPMENT -- 1.3%
	American Power Conversion Corp.	33,500	677,705
	Rockwell Automation, Inc.	33,200	1,030,860

	TOTAL ELECTRICAL EQUIPMENT		$1,708,565

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.1%
	CDW Corp.	48,200	2,894,410
[7]	Jabil Circuit, Inc.	13,000	362,050
[7]	Sanmina-SCI Corp.	179,200	1,890,560
[7]	Solectron Corp.	46,300	256,502
[7]	Vishay Intertechnology, Inc.	65,000	1,218,750

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$6,622,272

	ENERGY EQUIPMENT & SERVICES -- 2.7%
[7]	Cooper Cameron Corp.	34,400	$1,473,008
	Halliburton Co.	25,400	606,552
[7]	Smith International, Inc.	37,100	1,381,233

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,460,793

	FOOD & STAPLES RETAILING -- 1.0%
[7]	BJ's Wholesale Club, Inc.	41,200	1,058,428
[7]	Duane Reade, Inc.	17,000	233,750

	TOTAL FOOD & STAPLES RETAILING		$1,292,178

	FOOD PRODUCTS -- 1.8%
	Archer-Daniels-Midland Co.	58,100	833,735
	Hormel Foods Corp.	40,909	1,010,043
	Sensient Technologies Corp.	27,400	526,080

	TOTAL FOOD PRODUCTS		$2,369,858

	GAS UTILITIES -- 0.9%
	Sempra Energy	40,200	1,117,560
	HEALTHCARE EQUIPMENT & SUPPLIES -- 2.4%
	Becton, Dickinson & Co.	12,000	438,720
	Guidant Corp.	18,000	918,180
[7]	Respironics, Inc.	21,200	883,828
	St. Jude Medical, Inc.	14,300	831,688

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,072,416

	HEALTHCARE PROVIDERS & SERVICES -- 6.1%
	Aetna, Inc.	13,300	763,553
[7]	Anthem, Inc.	25,600	1,751,808
[7]	Community Health Systems, Inc.	28,900	694,178
[7]	DaVita, Inc.	48,400	1,698,840
[7]	PacifiCare Health Systems, Inc.	27,600	1,642,200
[7]	Triad Hospitals, Inc.	21,700	666,841
	Universal Health Services, Inc., Class B	13,400	630,470

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$7,847,890

	HOTELS, RESTAURANTS & LEISURE -- 1.5%
[7]	Brinker International, Inc.	14,800	471,084
	Hilton Hotels Corp.	75,100	1,189,584
[7]	Penn National Gaming, Inc.	13,000	307,970

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,968,638

	HOUSEHOLD PRODUCTS -- 1.2%
	Clorox Co.	34,800	1,576,440
	IT SERVICES -- 5.9%
[7]	Accenture Ltd.	83,700	1,958,580
[7]	Affiliated Computer Services, Inc., Class A	44,200	2,162,706
[7]	Ceridian Corp.	115,900	$2,433,900
[7]	Computer Sciences Corp.	16,300	645,806
	Electronic Data Systems Corp.	19,800	424,710

	TOTAL IT SERVICES		$7,625,702

	INSURANCE -- 8.9%
	Chubb Corp.	9,000	601,290
	Everest Re Group Ltd.	29,600	2,455,320
	Fidelity National Financial, Inc.	35,500	1,097,660
	Hartford Financial Services Group, Inc.	23,100	1,268,190
	Old Republic International Corp.	53,200	1,912,008
	PartnerRe Ltd.	12,500	678,375
	Protective Life Corp.	32,100	1,042,287
	Radian Group, Inc.	25,700	1,359,530
	Torchmark Corp.	15,000	658,200
	Travelers Property Casualty Corp., Class A	22,400	365,120

	TOTAL INSURANCE		$11,437,980

	INTERNET SOFTWARE & SERVICES -- 0.3%
[7]	Yahoo!, Inc.	7,900	345,230
	LEISURE EQUIPMENT & PRODUCTS -- 1.4%
	Hasbro, Inc.	85,800	1,870,440
	MACHINERY -- 2.4%
	Danaher Corp.	3,000	248,550
	Eaton Corp.	20,400	2,044,896
	Pall Corp.	20,300	475,020
[7]	Terex Corp.	16,500	372,240

	TOTAL MACHINERY		$3,140,706

	MEDIA -- 2.3%
[7]	Entercom Communication Corp.	23,000	1,053,630
	Meredith Corp.	12,500	606,500
	Omnicom Group, Inc.	16,600	1,324,680

	TOTAL MEDIA		$2,984,810

	METALS & MINING -- 0.8%
	United States Steel Corp.	44,500	1,052,425
	MULTI-UTILITIES & UNREGULATED POWER -- 2.6%
	Constellation Energy Group, Inc.	52,900	1,923,973
	Energy East Corp.	63,000	1,414,350

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$3,338,323

	MULTILINE RETAIL -- 1.3%
	Family Dollar Stores, Inc.	23,600	1,029,196
	Federated Department Stores, Inc.	13,500	641,925

	TOTAL MULTILINE RETAIL		$1,671,121

	OIL & GAS -- 4.2%
	Imperial Oil Ltd.	25,600	$1,018,112
	Murphy Oil Corp.	33,900	1,999,422
[7]	Newfield Exploration Co.	12,300	488,679
	Sunoco, Inc.	28,000	1,225,280
	Unocal Corp.	19,900	630,432

	TOTAL OIL & GAS		$5,361,925

	PAPER & FOREST PRODUCTS -- 0.9%
	Abitibi-Consolidated, Inc.	98,400	660,264
	Georgia-Pacific Corp.	20,100	528,228

	TOTAL PAPER & FOREST PRODUCTS		$1,188,492

	PHARMACEUTICALS -- 2.3%
	Mylan Laboratories, Inc.	30,000	724,500
[7]	Sepracor, Inc.	41,500	1,105,145
[7]	Watson Pharmaceuticals, Inc.	27,800	1,091,706

	TOTAL PHARMACEUTICALS		$2,921,351

	ROAD & RAIL -- 0.9%
[7]	Genesee & Wyoming, Inc., Class A	15,000	364,650
	Norfolk Southern Corp.	17,300	348,595
[7]	Yellow Corp.	12,000	394,200

	TOTAL ROAD & RAIL		$1,107,445

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.2%
[7]	Altera Corp.	32,300	653,429
[7]	Analog Devices, Inc.	29,400	1,303,302
[7]	FEI Co.	16,700	396,625
[7]	NVIDIA Corp.	36,000	636,480
[7]	Novellus Systems, Inc.	49,000	2,023,210
[7]	Xilinx, Inc.	11,900	377,230

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$5,390,276

	SOFTWARE -- 5.6%
[7]	Cadence Design Systems, Inc.	41,300	635,607
[7]	Electronic Arts, Inc.	8,100	$802,224
[7]	Mercury Interactive Corp.	40,600	1,885,464
	Reynolds & Reynolds Co., Class A	14,805	402,104
[7]	Symantec Corp.	11,500	766,475
[7]	Synopsys, Inc.	40,700	1,291,004
[7]	Veritas Software Corp.	38,600	1,395,390

	TOTAL SOFTWARE		$7,178,268

	SPECIALTY RETAIL -- 4.6%
[7]	AutoZone, Inc.	12,800	1,230,080
[7]	Bed Bath & Beyond, Inc.	25,100	1,060,224
[7]	Staples, Inc.	84,000	2,252,880
[7]	Williams-Sonoma, Inc.	41,100	1,452,063

	TOTAL SPECIALTY RETAIL		$5,995,247

	TEXTILES APPAREL & LUXURY GOODS -- 1.7%
	Nike, Inc., Class B	33,900	2,166,210
	THRIFTS & MORTGAGE FINANCE -- 2.6%
	Golden West Financial Corp.	17,100	1,717,353
	PMI Group, Inc.	22,800	871,644
	W Holding Co., Inc.	33,600	782,544

	TOTAL THRIFTS & MORTGAGE FINANCE		$3,371,541

	TOBACCO -- 0.3%
	UST, Inc.	11,000	374,220

TOTAL COMMON STOCKS (IDENTIFIED COST $105,929,489)			$127,086,924

MUTUAL FUND -- 1.4%
	SSGA Money Market Fund (AT NET ASSET VALUE)	1,765,085	$1,765,085

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $107,694,574)			$128,852,009

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%			$129,429

TOTAL NET ASSETS -- 100%			$128,981,438

See Notes to Portfolios of Investments

MTB Mid Cap Growth Fund

Description		Shares	Value
COMMON STOCKS -- 97.3%
	AUTO COMPONENTS -- 1.2%
[7]	Lear Corp.	17,000	$987,530
	BEVERAGES -- 1.1%
	Pepsi Bottling Group, Inc.	40,000	891,600
	BIOTECHNOLOGY -- 5.7%
[7]	Affymetrix, Inc.	30,000	768,900
[7]	Gilead Sciences, Inc.	36,800	$2,008,544
[7]	IDEC Pharmaceuticals Corp.	32,515	1,142,252
[7]	Protein Design Laboratories, Inc.	60,300	812,844

	TOTAL BIOTECHNOLOGY		$4,732,540

	CAPITAL MARKETS -- 2.5%
	Northern Trust Corp.	45,000	2,090,250
	COMMERCIAL BANKS -- 4.3%
[7]	Dime Bancorp, Inc., Warrants	9,500	$1,615
	Greater Bay Bancorp	91,000	2,453,360
	UCBH Holdings, Inc.	31,000	1,107,010

	TOTAL COMMERCIAL BANKS		$3,561,985

	COMMERCIAL SERVICES & SUPPLIES -- 3.1%
[7]	United Rentals, Inc.	146,500	2,552,030
	COMPUTERS & PERIPHERALS -- 1.8%
[7]	Electronics for Imaging, Inc.	19,350	524,385
[7]	SanDisk Corp.	12,600	1,015,560

	TOTAL COMPUTERS & PERIPHERALS		$1,539,945

	CONTAINERS & PACKAGING -- 1.0%
[7]	Pactiv Corp.	39,000	859,950
	ELECTRIC UTILITIES -- 3.5%
	Cinergy Corp.	26,000	944,060
	Wisconsin Energy Corp.	60,000	1,965,000

	TOTAL ELECTRIC UTILITIES		$2,909,060

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
	CDW Corp.	10,500	630,525
	Symbol Technologies, Inc.	62,300	778,127
[7]	Vishay Intertechnology, Inc.	110,000	2,062,500

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$3,471,152

	ENERGY EQUIPMENT & SERVICES -- 5.1%
[7]	BJ Services Co.	17,000	557,770
	ENSCO International, Inc.	32,300	851,105
[7]	Nabors Industries Ltd.	45,000	1,701,000
[7]	Smith International, Inc.	8,000	297,840
[7]	Weatherford International Ltd.	25,500	886,125

	TOTAL ENERGY EQUIPMENT & SERVICES		$4,293,840

	FOOD & STAPLES RETAILING -- 1.1%
	Costco Wholesale Corp.	25,000	884,250
	HEALTHCARE EQUIPMENT & SUPPLIES -- 0.7%
[7]	Cytyc Corp.	46,000	594,780
	HEALTHCARE PROVIDERS & SERVICES -- 14.0%
[7]	Amerigroup Corp.	54,200	2,266,644
[7]	Caremark Rx, Inc.	32,000	801,600
[7]	Cerner Corp.	69,800	2,957,426
[7]	Express Scripts, Inc., Class A	20,000	1,098,400
	Health Management Association, Class A	60,000	1,329,000
[7]	Quest Diagnostic, Inc.	22,000	1,488,300
[7]	United Surgical Partners International, Inc.	21,700	654,472
[7]	Universal Health Services, Inc., Class B	24,000	$1,129,200

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$11,725,042

	HOTELS, RESTAURANTS & LEISURE -- 2.3%
	Darden Restaurants, Inc.	33,000	691,350
	Outback Steakhouse, Inc.	30,000	1,260,000

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,951,350

	HOUSEHOLD DURABLES -- 3.9%
	Harman International Industries, Inc.	5,700	730,740
	Lennar Corp., Class A	10,000	918,500
	Lennar Corp., Class B	1,000	86,850
	Newell Rubbermaid, Inc.	33,500	763,800
[7]	Toll Brothers, Inc.	20,000	736,800

	TOTAL HOUSEHOLD DURABLES		$3,236,690

	HOUSEHOLD PRODUCTS -- 0.7%
[7]	Energizer Holdings, Inc.	16,100	592,480
	IT SERVICES -- 2.5%
[7]	Concord EFS, Inc.	59,000	630,710
[7]	ManTech International Corp., Class A	60,000	1,467,600

	TOTAL IT SERVICES		$2,098,310

	INSURANCE -- 0.8%
	Radian Group, Inc.	12,400	655,960
	INTERNET SOFTWARE & SERVICES -- 0.8%
[7]	Opsware, Inc.	77,000	640,640
	MACHINERY -- 4.2%
	Harsco Corp.	42,000	1,609,020
	SPX Corp.	39,000	1,876,680

	TOTAL MACHINERY		$3,485,700

	MEDIA -- 6.1%
	Interpublic Group Cos., Inc.	138,600	2,062,368
	New York Times Co., Class A	18,000	855,540
[7]	Sinclair Broadcast Group, Inc.	142,000	1,652,880
	Washington Post Co., Class B	700	516,187

	TOTAL MEDIA		$5,086,975

	METALS & MINING -- 1.0%
	Peabody Energy Corp.	25,000	833,250
	OIL & GAS -- 4.8%
	Devon Energy Corp.	25,000	1,212,500
	EOG Resources, Inc.	22,000	927,080
	XTO Energy, Inc.	80,666	1,909,364

	TOTAL OIL & GAS		$4,048,944

	REAL ESTATE -- 3.5%
	Archstone-Smith Trust	40,000	1,068,000
	Boston Properties, Inc.	25,000	1,106,250
	CarrAmerica Realty Corp.	26,000	$781,820

	TOTAL REAL ESTATE		$2,956,070

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 6.1%
[7]	Cree, Inc.	45,000	799,200
[7]	International Rectifier Corp.	30,500	1,455,765
	Microchip Technology, Inc.	12,000	392,520
[7]	NVIDIA Corp.	61,000	1,078,480
[7]	Skyworks Solutions, Inc.	160,000	1,372,800

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$5,098,765

	SOFTWARE -- 4.2%
[7]	Cadence Design Systems, Inc.	90,000	1,385,100
[7]	Citrix Systems, Inc.	26,000	657,280
[7]	THQ, Inc.	84,000	1,490,160

	TOTAL SOFTWARE		$3,532,540

	SPECIALTY RETAIL -- 5.8%
[7]	AnnTaylor Stores Corp.	13,300	476,140
	Blockbuster, Inc.	20,000	385,400
[7]	GameStop Corp.	64,000	$1,076,480
	Michaels Stores, Inc.	22,000	1,044,340
	Pier 1 Imports, Inc.	42,900	990,990
[7]	Staples, Inc.	33,200	890,424

	TOTAL SPECIALTY RETAIL		$4,863,774

	THRIFTS & MORTGAGE FINANCE -- 1.3%
	Countrywide Financial Corp.	10,600	1,114,272

TOTAL COMMON STOCKS (IDENTIFIED COST $66,287,571)			$81,289,674

MUTUAL FUNDS -- 1.9%
	SSGA Money Market Fund	477,558	477,558
	SSGA US Government Money Market Fund	1,126,934	1,126,934

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$1,604,492

TOTAL INVESTMENTS -- 99.2% (IDENTIFIED COST $67,892,063)			$82,894,166

OTHER ASSETS AND LIABILITIES -- NET -- 0.8%			$629,339

TOTAL NET ASSETS -- 100%			$83,523,505

See Notes to Portfolios of Investments

MTB Small Cap Stock Fund

Description		Shares	Value
COMMON STOCKS -- 96.9%
	AIR FREIGHT & LOGISTICS -- 0.5%
	Ryder Systems, Inc.	25,100	$753,000

	AUTO COMPONENTS -- 2.1%
[7]	American Axle & Manufacturing Holdings, Inc.	24,300	840,780
	ArvinMeritor, Inc.	29,000	486,910
	BorgWarner, Inc.	12,100	963,039
	Cooper Tire & Rubber Co.	44,700	878,802

	TOTAL AUTO COMPONENTS		$3,169,531

	BIOTECHNOLOGY -- 7.5%
[7]	AVI BioPharma, Inc.	12,900	62,565
[7]	Albany Molecular Research, Inc.	10,800	158,760
[7]	Alkermes, Inc.	35,100	455,247
[7]	Cell Genesys, Inc.	106,829	1,371,684
[7]	Corixa Corp.	99,000	591,030
[7]	Cubist Pharmaceuticals, Inc.	109,000	1,266,580
[7]	Dendreon Corp.	72,600	611,292
[7]	Genta, Inc.	97,300	1,041,110
[7]	Isis Pharmaceuticals, Inc.	117,700	782,705
[7]	La Jolla Pharmaceutical Co.	88,800	302,808
[7]	Lexicon Genetics, Inc.	56,200	314,720
[7]	Medarex, Inc.	104,500	747,175
[7]	Nuvelo, Inc.	27,000	89,370
[7]	OraSure Technologies, Inc.	14,800	$124,468
[7]	Paradigm Genetics, Inc.	208,100	243,477
[7]	Savient Pharmaceuticals, Inc.	82,800	500,940
[7]	Telik, Inc.	44,000	894,080
[7]	Third Wave Technologies, Inc.	107,800	376,222
[7]	Transgenomic, Inc.	55,000	115,500
[7]	Tularik, Inc.	67,800	852,246
[7]	Vicuron Pharmaceuticals, Inc.	19,700	361,495
[7]	ViroPharma, Inc.	13,300	40,698

	TOTAL BIOTECHNOLOGY		$11,304,172

	BUILDING PRODUCTS -- 1.4%
[7]	Griffon Corp.	34,300	663,705
	Universal Forest Products, Inc.	24,800	734,080
	York International Corp.	18,700	743,138

	TOTAL BUILDING PRODUCTS		$2,140,923

	CAPITAL MARKETS -- 1.7%
[7]	Affiliated Managers Group	3,800	275,500
[7]	E*Trade Group, Inc.	217,700	2,242,310
	W.P. Stewart & Co.	2,900	62,205

	TOTAL CAPITAL MARKETS		$2,580,015

	CHEMICALS -- 1.8%
	Albemarle Corp.	24,000	643,680
	Fuller (H.B.) Co.	14,800	$366,744
[7]	Headwaters, Inc.	28,100	526,594
	Lubrizol Corp.	19,200	581,760
[7]	Symyx Technologies, Inc.	26,000	549,900

	TOTAL CHEMICALS		$2,668,678

	COMMERCIAL BANKS -- 4.4%
	Cascade Bancorp	3,600	68,040
	Colonial BancGroup, Inc.	52,400	821,632
	East West Bancorp, Inc.	9,200	451,628
	First Charter Corp.	25,800	528,900
	First Citizens Bancshares, Inc., Class A	3,200	364,800
	First Essex Bancorp, Inc.	19,400	1,055,360
	Independent Bank Corp. -- Michigan	33,090	957,299
	NBT Bancorp, Inc.	18,600	390,600
	Provident Bankshares Corp.	10,700	332,021
	Republic Bancorp, Inc.	57,112	829,266
	Silicon Valley Bancshares	6,900	242,190
	Umpqua Holdings Corp.	13,800	282,210
	WestAmerica Bancorp.	6,300	315,378

	TOTAL COMMERCIAL BANKS		$6,639,324

	COMMERCIAL SERVICES & SUPPLIES -- 3.1%
	Banta Corp.	23,800	910,588
	CDI Corp.	2,200	72,050
	Ikon Office Solutions, Inc.	63,400	532,560
[7]	MemberWorks, Inc.	27,600	797,088
	New England Business Service, Inc.	17,400	506,340
[7]	Princeton Review (The), Inc.	52,800	393,888
	Strayer Education, Inc.	6,000	587,580
[7]	Sylvan Learning Systems, Inc.	15,300	432,990
[7]	United Rentals, Inc.	28,300	492,986

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,726,070

	COMMUNICATIONS EQUIPMENT -- 1.7%
[7]	Harmonic Lightwaves, Inc.	18,300	142,008
[7]	Polycom, Inc.	119,900	2,401,597

	TOTAL COMMUNICATIONS EQUIPMENT		$2,543,605

	COMPUTERS & PERIPHERALS -- 2.7%
[7]	Immersion Corp.	140,300	813,740
[7]	Maxtor Corp.	109,300	1,494,131
[7]	Pinnacle Systems, Inc.	170,000	1,181,500
[7]	Storage Technology Corp.	21,800	525,380

	TOTAL COMPUTERS & PERIPHERALS		$4,014,751

	CONSTRUCTION & ENGINEERING -- 2.2%
	Chicago Bridge & Iron Co., N.V.	11,300	307,925
[7]	Integrated Electrical Services	125,100	888,210
[7]	Mastec, Inc.	167,500	$2,159,075

	TOTAL CONSTRUCTION & ENGINEERING		$3,355,210

	CONSTRUCTION MATERIALS -- 0.3%
	Ameron, Inc.	15,400	505,736
	CONSUMER FINANCE -- 0.2%
[7]	United PanAm Financial Corp.	15,100	277,840

	ELECTRIC UTILITIES -- 0.8%
	UIL Holdings Corp.	9,400	353,064
	UniSource Energy Corp.	42,500	820,250

	TOTAL ELECTRIC UTILITIES		$1,173,314

	ELECTRICAL EQUIPMENT -- 1.1%
[7]	Active Power, Inc.	29,500	92,040
[7]	Genlyte Group, Inc.	7,900	372,564
	Roper Industries, Inc.	10,300	509,026
	Woodward Governor Co.	13,100	606,006

	TOTAL ELECTRICAL EQUIPMENT		$1,579,636

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
[7]	Checkpoint Systems, Inc.	35,700	672,588
	Cognex Corp.	13,500	362,475
[7]	Identix, Inc.	125,399	721,044
	Methode Electronics, Inc., Class A	60,200	716,982
	PerkinElmer, Inc.	62,000	1,116,620
[7]	RadiSys Corp.	10,800	211,140
[7]	Universal Display Corp.	3,600	41,436

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$3,842,285

	ENERGY EQUIPMENT & SERVICES -- 1.2%
[7]	Cal Dive International, Inc.	14,700	304,731
[7]	Key Energy Group, Inc.	23,200	202,536
[7]	Lone Star Technologies, Inc.	15,200	211,584
	Offshore Logistics, Inc.	13,600	296,480
[7]	Varco International, Inc.	26,800	471,412
[7]	Veritas DGC, Inc.	38,800	343,768

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,830,511

	FOOD & STAPLES RETAILING -- 1.6%
[7]	7-Eleven, Inc.	52,600	838,970
[7]	BJ's Wholesale Club, Inc.	20,700	531,783
[7]	Duane Reade, Inc.	50,200	690,250
	Ruddick Corp.	26,000	414,960

	TOTAL FOOD & STAPLES RETAILING		$2,475,963

	FOOD PRODUCTS -- 0.3%
	Interstate Bakeries Corp.	31,900	468,292
	GAS UTILITIES -- 1.2%
	NICOR, Inc.	24,300	$832,761
	UGI Corp.	30,900	951,720

	TOTAL GAS UTILITIES		$1,784,481

	HEALTHCARE EQUIPMENT & SUPPLIES -- 1.2%
[7]	Align Technology, Inc.	4,200	64,764
	Analogic Corp.	8,900	388,396
[7]	Bioject Medical Technologies, Inc.	36,800	111,504
[7]	CardioDynamics International Corp.	15,400	88,550
	PolyMedica Industries, Inc.	20,800	613,600
	West Pharmaceutical Services, Inc.	15,000	495,750

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$1,762,564

	HEALTHCARE PROVIDERS & SERVICES -- 4.6%
[7]	Alliance Imaging, Inc.	23,400	109,512
[7]	Apria Healthcare Group, Inc.	21,300	617,700
[7]	Cerner Corp.	43,000	1,821,910
[7]	DaVita, Inc.	18,500	649,350
[7]	Dendrite International, Inc.	67,400	1,017,740
[7]	LifePoint Hospitals, Inc.	2,600	66,846
[7]	MIM Corp.	16,800	98,952
[7]	Orthodontic Centers of America, Inc.	29,400	259,896
[7]	PDI, Inc.	3,300	71,775
[7]	PacifiCare Health Systems, Inc.	9,800	583,100
[7]	Province Heathcare Co.	4,700	60,348
[7]	Service Corp. International	79,400	385,090
[7]	US Oncology, Inc.	106,900	1,169,486

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$6,911,705

	HOTELS, RESTAURANTS & LEISURE -- 3.1%
[7]	Aztar Corp.	46,200	964,656
[7]	Chicago Pizza & Brewery, Inc.	15,500	199,175
	Gtech Holdings Corp.	27,200	1,215,296
	Landrys Seafood Restaurants, Inc.	26,900	673,307
	Lone Star Steakhouse & Saloon	37,900	828,873
[7]	P. F. Chang's China Bistro, Inc.	6,800	331,432
[7]	Ryan's Family Steak Houses, Inc.	33,150	462,111

	TOTAL HOTELS, RESTAURANTS & LEISURE		$4,674,850

	HOUSEHOLD DURABLES -- 4.4%
[7]	American Greetings Corp., Class A	48,900	1,043,037
	M.D.C. Holdings, Inc.	13,310	896,029
	M/I Schottenstein Homes, Inc.	28,000	1,165,640
	Meritage Corp.	6,500	384,150
	Ryland Group, Inc.	19,600	1,742,440
[7]	Salton, Inc.	27,700	295,836
[7]	Toll Brothers, Inc.	20,200	744,168
[7]	WCI Communities, Inc.	15,200	$331,360

	TOTAL HOUSEHOLD DURABLES		$6,602,660

	IT SERVICES -- 0.5%
[7]	American Management System, Inc.	39,200	580,160
[7]	Lionbridge Technologies, Inc.	17,100	154,413

	TOTAL IT SERVICES		$734,573

	INDUSTRIAL CONGLOMERATES -- 0.4%
	Walter Industries, Inc.	55,100	654,588
	INSURANCE -- 2.4%
	AmerUs Group Co.	18,500	698,375
	Commerce Group, Inc.	17,400	691,650
	LandAmerica Financial Group, Inc.	16,500	825,165
	Presidential Life Corp.	11,000	168,960
	RLI Corp.	8,100	272,160
	StanCorp Financial Group, Inc.	14,200	895,310

	TOTAL INSURANCE		$3,551,620

	INTERNET & CATALOG RETAIL -- 0.0%
[7]	Insight Enterprises, Inc.	3,600	60,552
	INTERNET SOFTWARE & SERVICES -- 2.6%
[7]	Allscripts Healthcare Solutions, Inc.	35,500	184,600
[7]	Broadvision, Inc.	45,900	230,877
[7]	Corillian Corp.	177,990	1,176,514
[7]	Digital Insight Corp.	47,850	1,003,893
[7]	DoubleClick, Inc.	140,500	1,170,365
[7]	TriZetto Group, Inc.	10,900	74,120
[7]	WebEx Communications, Inc.	2,800	61,852
[7]	Websense, Inc.	2,800	65,520

	TOTAL INTERNET SOFTWARE & SERVICES		$3,967,741

	LEISURE EQUIPMENT & PRODUCTS -- 1.2%
	Action Performance Cos., Inc.	13,600	278,528
[7]	Marvel Enterprises, Inc.	20,000	589,000
	Polaris Industries, Inc., Class A	10,800	924,480

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,792,008

	MACHINERY -- 2.4%
	Albany International Corp., Class A	34,600	1,069,140
	Briggs & Stratton Corp.	17,400	1,131,174
	Harsco Corp.	20,800	796,848
	Timken Co.	35,300	592,334

	TOTAL MACHINERY		$3,589,496

	MEDIA -- 0.2%
[7]	Journal Communications, Inc., Class A	21,000	373,590
	METALS & MINING -- 1.6%
	Quanex Corp.	19,000	$760,950
	Southern Peru Copper Corp.	14,700	418,362
[7]	Steel Dynamics, Inc.	39,400	734,022
	Steel Technologies, Inc.	29,700	457,677

	TOTAL METALS & MINING		$2,371,011

	MULTI-UTILITIES & UNREGULATED POWER -- 0.7%
	Avista Corp.	25,400	431,800
	ONEOK, Inc.	32,300	642,447

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$1,074,247

	MULTILINE RETAIL -- 0.4%
	Shopko Stores, Inc.	42,400	656,352
	OFFICE ELECTRONICS -- 0.3%
[7]	Gerber Scientific, Inc.	49,700	392,630
	OIL & GAS -- 1.1%
[7]	Evergreen Resources, Inc.	9,200	252,264
	Holly Corp.	16,200	403,704
[7]	Stone Energy Corp.	19,400	701,116
[7]	Ultra Petroleum Corp.	15,800	289,140

	TOTAL OIL & GAS		$1,646,224

	PHARMACEUTICALS -- 1.2%
	Alpharma, Inc., Class A	40,400	735,280
[7]	AtheroGenics, Inc.	6,500	107,185
	ICN Pharmaceuticals, Inc.	52,100	1,006,051

	TOTAL PHARMACEUTICALS		$1,848,516

	REAL ESTATE -- 3.1%
	Bedford Property Investors, Inc.	14,100	370,266
	Boykin Lodging Co.	55,000	455,400
	Friedman, Billings, Ramsey Group, Inc., Class A	57,500	1,145,400
	HRPT Properties Trust	67,600	632,736
	Mission West Properties, Inc.	32,400	405,972
	Novastar Financial, Inc.	18,700	1,379,125
	RAIT Investment Trust	12,600	294,336

	TOTAL REAL ESTATE		$4,683,235

	ROAD & RAIL -- 0.6%
	Arkansas Best Corp.	2,000	66,220
[7]	Dollar Thrifty Automotive Group	27,700	725,463
[7]	SCS Transportation, Inc.	4,700	70,547

	TOTAL ROAD & RAIL		$862,230

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 7.7%
[7]	August Technology Corp.	3,700	71,780
[7]	Cabot Microelectronics Corp.	1,800	102,600
[7]	ChipPAC, Inc.	10,800	90,072
[7]	Credence Systems Corp.	45,300	$738,843
[7]	Cymer, Inc.	12,100	552,486
[7]	Dupont Photomasks, Inc.	19,300	447,374
[7]	FEI Co.	60,700	1,441,625
[7]	Genesis Microchip, Inc.	59,900	993,142
[7]	Lattice Semiconductor Corp.	307,700	2,400,060
[7]	Mykrolis Corp.	37,700	556,075
[7]	Pixelworks, Inc.	249,600	3,015,168
[7]	Rudolph Technologies, Inc.	24,400	638,060
	Skyworks Solutions, Inc.	19,200	164,736
[7]	Trident Microsystems, Inc.	1,700	39,440
[7]	Triquint Semiconductor, Inc.	51,700	370,689

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$11,622,150

	SOFTWARE -- 5.6%
[7]	Advent Software, Inc.	13,800	252,678
[7]	Digimarc Corp.	119,800	2,010,244
	Henry Jack & Associates, Inc.	37,900	757,242
[7]	Macrovision Corp.	35,300	775,541
[7]	Mentor Graphics Corp.	14,500	242,875
[7]	Novell, Inc.	127,900	750,773
[7]	ONYX Software Corp.	70,050	314,525
[7]	Quest Software, Inc.	14,300	213,070
[7]	Red Hat, Inc.	106,700	1,604,768
[7]	Roxio, Inc.	7,700	78,463
[7]	Sybase, Inc.	40,100	717,790
[7]	Transaction Systems Architects, Inc., Class A	36,700	734,000

	TOTAL SOFTWARE		$8,451,969

	SPECIALTY RETAIL -- 4.4%
[7]	Barnes & Noble, Inc.	14,700	438,060
[7]	Chicos FAS, Inc.	19,400	728,276
	Christopher & Banks Corp.	37,350	1,090,620
[7]	Cost Plus, Inc.	18,700	857,769
[7]	Hollywood Entertainment Corp.	38,900	591,280
[7]	Hot Topic, Inc.	51,200	1,469,952
[7]	Pacific Sunwear of California	29,200	674,228
[7]	Rex Stores Corp.	32,800	516,928
	Sonic Automotive, Inc.	13,400	304,180

	TOTAL SPECIALTY RETAIL		$6,671,293

	TEXTILES, APPAREL & LUXURY GOODS -- 1.9%
	Kenneth Cole Productions, Inc., Class A	29,700	879,120
	Phillips Van Heusen Corp.	41,500	711,310
[7]	Quiksilver, Inc.	52,400	899,708
	Unifirst Corp.	13,000	342,550

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$2,832,688

	THRIFTS & MORTGAGE FINANCE -- 6.3%
	BankAtlantic Bancorp, Inc., Class A	53,700	$901,623
[7]	Commercial Capital Bancorp, Inc.	32,300	606,271
	Commercial Federal Corp.	28,600	736,164
	Corus Bankshares, Inc.	5,000	294,000
	Flagstar Bancorp, Inc.	47,500	1,059,250
	Harbor Florida Bancshares, Inc.	5,000	134,600
	Hudson River Bancorp, Inc.	9,500	317,300
	Independence Community Bank	35,600	1,308,300
	IndyMac Bancorp, Inc.	31,400	923,160
	Net.B@nk, Inc.	40,200	551,142
[7]	Saxon Capital, Inc.	39,700	748,742
	Seacoast Financial Services Corp.	32,300	827,203
	Staten Island Bancorp, Inc.	47,200	940,696
[7]	Sterling Financial Corp.	6,250	195,688

	TOTAL THRIFTS & MORTGAGE FINANCE		$9,544,139

	TOBACCO -- 0.6%
	Standard Commercial Corp.	20,400	$389,232
	Universal Corp.	12,500	544,750

	TOTAL TOBACCO		$933,982

TOTAL COMMON STOCKS (IDENTIFIED COST $105,886,849)			$146,099,950

MUTUAL FUND -- 2.9%

	SSGA Money Market Fund (AT NET ASSET VALUE)	4,364,105	$4,364,105

TOTAL INVESTMENTS -- 99.8% (IDENTIFIED COST $110,250,954)			$150,464,055

OTHER ASSETS AND LIABILITIES -- NET -- 0.2%			$296,897

TOTAL NET ASSETS -- 100%			$150,760,952

See Notes to Portfolios of Investments

MTB Small Cap Growth Fund

Description		Shares	Value
COMMON STOCKS -- 99.1%
	BIOTECHNOLOGY -- 9.4%
[7]	Applied Molecular Evolution	200,000	$2,486,000
[7]	Calypte Biomedical Corp.	2,000,000	2,590,000
[7]	IDEXX Laboratories, Inc.	69,000	3,263,700
[7]	Medarex, Inc.	300,000	2,145,000
[7]	Serologicals Corp.	165,000	2,640,000
[7]	Sirna Therapeutics, Inc.	224,600	1,758,618
[7]	United Therapeutics Corp.	125,000	2,516,250

	TOTAL BIOTECHNOLOGY		$17,399,568

	COMMERCIAL BANKS -- 4.3%
	Columbia Bancorp	80,000	2,225,600
	Greater Bay Bancorp	110,000	2,965,600
	UCBH Holdings, Inc.	75,000	2,678,250

	TOTAL COMMERCIAL BANKS		$7,869,450

	COMMERCIAL SERVICES & SUPPLIES -- 1.7%
	Gevity HR, Inc.	205,000	3,099,600
	COMMUNICATIONS EQUIPMENT -- 12.9%
[7]	3Com Corp.	375,000	2,700,000
[7]	Andrew Corp.	150,000	1,962,000
[7]	Extreme Networks, Inc.	300,000	2,580,000
[7]	F5 Networks, Inc.	118,000	2,951,180
[7]	Network Engines, Inc.	331,500	3,254,998
[7]	Oplink Communications, Inc.	860,000	2,012,400
[7]	PC-Tel, Inc.	364,400	$3,691,372
[7]	Verso Technologies, Inc.	1,007,700	3,909,876
[7]	Vyyo, Inc.	159,800	719,100

	TOTAL COMMUNICATIONS EQUIPMENT		$23,780,926

	COMPUTERS & PERIPHERALS -- 1.8%
[7]	Maxtor Corp.	240,000	3,280,800
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
[7]	Spatialight, Inc.	385,000	1,844,150
[7]	Superconductor Technologies, Inc.	410,000	2,086,900

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$3,931,050

	FOOD PRODUCTS -- 1.3%
[7]	Stake Technology Ltd.	250,000	2,397,500
	HEALTHCARE -- 1.1%
[7]	Given Imaging Ltd.	150,000	2,014,500
	HEALTHCARE EQUIPMENT & SUPPLIES -- 6.0%
[7]	Align Technology, Inc.	225,000	3,469,500
[7]	Interpore International, Inc.	149,000	1,758,200
[7]	Mentor Corp.	104,900	2,124,225
[7]	Orthofix International NV	41,200	1,503,800
[7]	Synovis Life Technologies, Inc.	92,300	2,181,972

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$11,037,697

	HOTELS, RESTAURANTS & LEISURE -- 4.6%
[7]	Alliance Gaming Corp.	150,000	$3,637,500
[7]	Mikohn Gaming Corp.	280,000	1,643,600
[7]	Scientific Games Holdings Corp.	240,000	3,192,000

	TOTAL HOTELS, RESTAURANTS & LEISURE		$8,473,100

	HOUSEHOLD DURABLES -- 1.7%
	Brookfield Homes Corp.	142,500	3,085,125
	IT SERVICES -- 4.4%
[7]	Cognizant Technology Solutions Corp.	60,000	2,723,400
[7]	Lightbridge, Inc.	248,000	2,380,800
[7]	Lionbridge Technologies, Inc.	345,500	3,119,865

	TOTAL IT SERVICES		$8,224,065

	INSURANCE -- 2.2%
	Infinity Property & Casualty	126,000	4,095,000
	INTERNET SOFTWARE & SERVICES -- 8.2%
[7]	Akamai Technologies, Inc.	430,000	3,397,000
[7]	CNET, Inc.	250,000	2,035,000
[7]	Corillian Corp.	305,000	2,016,050
[7]	Digitas, Inc.	25,400	220,980
[7]	Interwoven, Inc.	520,000	1,970,800
[7]	Opsware, Inc.	350,000	2,912,000
[7]	United Online, Inc.	92,700	2,668,833

	TOTAL INTERNET SOFTWARE & SERVICES		$15,220,663

	MACHINERY -- 1.1%
[7]	Dionex Corp.	50,000	2,127,000
	OIL & GAS -- 1.6%
[7]	OMI Corp.	450,000	3,037,500
	PHARMACEUTICALS -- 6.5%
[7]	Advancis Pharmaceutical Corp.	176,300	1,597,278
[7]	Bentley Pharmaceuticals, Inc.	150,000	2,170,500
[7]	Eon Labs, Inc.	75,000	3,158,250
[7]	Guilford Pharmaceuticals, Inc.	335,000	2,468,950
[7]	Taro Pharmaceutical Industries Ltd.	41,000	2,634,250

	TOTAL PHARMACEUTICALS		$12,029,228

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 13.0%
[7]	AMIS Holdings, Inc.	85,000	1,712,750
[7]	Ade Corp.	110,000	2,673,000
[7]	Axcelis Technologies, Inc.	185,000	$1,957,300
[7]	Credence Systems Corp.	183,000	2,984,730
[7]	Cypress Semiconductor Corp.	200,000	4,292,000
[7]	Micrel, Inc.	225,000	3,712,500
[7]	Pixelworks, Inc.	260,000	3,140,800
[7]	Rambus, Inc.	100,000	2,476,000
[7]	SRS Labs, Inc.	160,700	1,100,474

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$24,049,554

	SOFTWARE -- 8.4%
[7]	Concur Technologies, Inc.	80,000	917,600
[7]	OpenTV Corp.	450,000	2,403,000
[7]	Quest Software, Inc.	181,000	2,696,900
[7]	Red Hat, Inc.	150,000	2,256,000
[7]	Secure Computing Corp.	188,500	2,710,630
[7]	Tibco Software, Inc.	425,000	2,737,000
[7]	Verity, Inc.	125,000	1,756,250

	TOTAL SOFTWARE		$15,477,380

	SPECIALTY RETAIL -- 1.2%
[7]	A.C. Moore Arts & Crafts, Inc.	100,000	2,313,000
	THRIFTS & MORTGAGE FINANCE -- 1.6%
[7]	Commercial Capital Bancorp, Inc.	154,000	2,890,580
	WIRELESS TELECOMMUNICATION SERVICES -- 4.0%
[7]	Nextel Partners, Inc., Class A	353,000	4,243,060
[7]	Western Wireless Corp., Class A	165,000	3,201,000

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$7,444,060

TOTAL COMMON STOCKS (IDENTIFIED COST $145,375,959)			$183,277,346

MUTUAL FUND -- 2.9%
	SSGA Money Market Fund (AT NET ASSET VALUE)	5,325,735	$5,325,735

TOTAL INVESTMENTS-102.0% (IDENTIFIED COST $150,701,694)			$188,603,081

OTHER ASSETS AND LIABILITIES -- NET -- (2.0)%			$(3,770,595)

TOTAL NET ASSETS -- 100%			$184,832,486

See Notes to Portfolios of Investments

MTB International Equity Fund

Description		Shares	Value in U.S. Dollars
COMMON STOCKS -- 95.6%
	AUSTRALIA -- 3.5%
	Australia & New Zealand Banking Group, Melbourne	50,277	$633,745
	Australia & New Zealand Banking Group, Melbourne, Rights	9,141	27,900
	Australian Gas Light Co.	38,744	293,571
	QBE Insurance Group Ltd.	97,214	709,077
	Rio Tinto Ltd.	11,958	301,886
	Westpac Banking Corp. Ltd., Sydney	136,790	1,564,416
	Woolworth's Ltd.	34,756	273,691

	TOTAL AUSTRALIA		$3,804,286

	BELGIUM -- 1.2%
	Fortis	9,218	163,642
	Fortis	60,288	1,073,760

	TOTAL BELGIUM		$1,237,402

	BRAZIL -- 0.1%
	Companhia Cervajaria Brahma, ADR	1,500	31,800
	Petroleo Brasileiro SA, ADR	2,000	47,000
	Tele Norte Leste Participacoes SA	851	10
	Unibanco Uniao de Bancos Brasileiros SA, GDR	2,900	64,119

	TOTAL BRAZIL		$142,929

	CZECH REPUBLIC -- 0.1%
	Komercni Banka AS, GDR	3,852	114,545
	FINLAND -- 2.6%
	Nokia Oyj	118,776	2,014,791
	UPM--Kymmene OY	41,800	781,364

	TOTAL FINLAND		$2,796,155

	FRANCE -- 9.9%
	Aventis SA	41,869	2,214,278
	BNP Paribas SA	29,981	1,573,387
	Cap Gemini SA	15,715	790,960
	Compagnie de St. Gobain	9,462	398,677
	France Telecom SA	36,186	874,727
	Sanofi Synthelabo SA	11,644	719,901
	Suez SA	31,477	504,340
	Total Fina SA, Class B	19,405	3,012,286
	Unibail (Union du Credit-Bail Immobilier)	6,392	503,544

	TOTAL FRANCE		$10,592,100

	GERMANY, FEDERAL REPUBLIC OF -- 1.2%
	Allianz AG Holding	2,742	293,592
	Bayer AG	10,421	250,093
	Linde AG	15,114	692,273

	TOTAL GERMANY		$1,235,958

	HONG KONG -- 0.5%
	Cheung Kong	68,000	$566,813
	HUNGARY -- 0.1%
	OTP Bank RT, GDR	4,200	103,110
	IRELAND -- 2.6%
	Bank of Ireland	133,576	1,657,896
	Bank of Ireland	10,261	126,284
	CRH PLC	46,312	830,755
	CRH PLC	7,724	138,734

	TOTAL IRELAND		$2,753,669

	ISRAEL -- 0.4%
	Teva Pharmaceutical Industries Ltd., ADR	6,804	387,080
	ITALY -- 2.5%
	Assicurazioni Generali SpA	21,261	488,765
	ENI SpA	90,103	1,429,029
	Unicredito Italiano SpA	164,656	810,577

	TOTAL ITALY		$2,728,371

	JAPAN -- 17.1%
	Aiful Corp.	7,850	495,482
	Canon, Inc.	18,000	869,676
	Daikin Industries	11,000	234,266
	Fuji Photo Film Co.	38,000	1,118,155
	Honda Motor Co., Ltd.	42,300	1,667,260
	Hoya Corp.	4,700	424,712
	Kao Corp.	49,000	1,005,722
	Keyence Corp.	900	197,639
	Mitsubishi Corp.	89,000	922,250
	Mitsubishi Tokyo Financial Group, Inc.	58	416,129
	Mitsui Fudosan Co.	19,000	176,523
	Mitsui Marine & Fire Insurance Co.	920	7,570
	Murata Manufacturing Co. Ltd.	5,800	329,216
	Nintendo Corp. Ltd.	14,800	1,141,150
	Nippon Telegraph & Telephone Corp.	237	1,056,825
	Rohm Co.	8,000	1,076,741
	Sekisui House Ltd.	56,000	548,760
	Sompo Japan Insurance, Inc.	127,000	1,049,587
	Sumitomo Chemical Co.	132,000	491,508
	Sumitomo Mitsui Financial Group, Inc.	120	602,670
	Takeda Chemical Industries	40,800	1,441,395
	Takefuji Corp.	3,840	227,031
	Toppan Printing Co.	32,000	292,943
	Toyoda Automatic Loom Works	20,100	370,566
	Toyota Motor Corp.	61,500	1,748,206
	West Japan Railway Co.	93	$345,445

	TOTAL JAPAN		$18,257,427

	KOREA, REPUBLIC OF -- 1.1%
[7]	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,220	70,129
	Honam Petrochem Corp.	1,220	48,862
	Hyundai Motor Co.	4,000	133,333
	KT Corp.	650	25,868
	Kookmin Bank	3,500	127,757
	LG Chem Ltd.	2,770	111,174
[7]	LG Electronics, Inc.	1,200	62,155
	POSCO	750	87,452
	SK Telecom Co. Ltd.	470	83,000
	Samsung Electronics Co.	900	357,414
	Shinsegae Department Store Co.	510	102,345

	TOTAL KOREA		$1,209,489

	MEXICO -- 0.4%
[7]	America Movil SA de CV	67,694	80,486
[7]	Fomento Economico Mexicano, SA de CV	13,041	46,339
[7]	Grupo Financiero BBVA Bancomer, SA de CV, Class B	105,000	89,146
[7]	Wal-Mart de Mexico SA de CV	82,550	214,958

	TOTAL MEXICO		$430,929

	NETHERLANDS -- 6.9%
	ABN AMRO Holdings NV	52,105	1,091,962
	Koninklijke (Royal) Philips Electronics NV	36,715	988,543
	Reed Elsevier NV	126,849	1,410,924
	TPG NV	65,455	1,409,736
	VNU - Verenigde Nederlandse Uitgeversbedrijven	56,338	1,713,775
	Wolters Kluwer NV	54,625	766,777

	TOTAL NETHERLANDS		$7,381,717

	PORTUGAL -- 0.7%
	Electricidade de Portugal SA	73,298	165,950
	Portugal Telecom SGPS SA	64,633	542,555

	TOTAL PORTUGAL		$708,505

	RUSSIA -- 0.2%
	JSC Mining and Smelting Co. Norilsk Nickel	1,345	69,267
	Lukoil Holding Co., ADR	1,307	106,259

	TOTAL RUSSIA		$175,526

	SINGAPORE -- 0.5%
	DBS Group Holdings Ltd.	66,000	542,461
	SOUTH AFRICA -- 0.1%
	Anglo American Platinum Corp. Ltd.	755	32,361
	Nedcor Ltd.	4,000	36,614
	Standard Bank Group Ltd.	16,000	$77,668

	TOTAL SOUTH AFRICA		$146,643

	SPAIN -- 2.7%
	Banco Bilbao Vizcaya Argentaria SA	99,955	1,145,441
	Banco Santander Central Hispano SA	72,722	696,580
[7]	Antena 3 Television SA	270	8,817
[7]	Telefonica SA	81,393	1,011,165

	TOTAL SPAIN		$2,862,003

	SWEDEN -- 2.9%
	Nordea AB	154,557	958,407
	Svenska Cellulosa AB, Class B	27,870	1,051,570
	Svenska Handelsbanken AB, Class A	27,690	487,800
	Swedish Match AB	80,720	656,706

	TOTAL SWEDEN		$3,154,483

	SWITZERLAND -- 7.1%
	Adecco SA	19,286	1,135,488
	Givaudan SA	1,009	454,127
	Holcim Ltd.	12,201	512,651
	Nestle SA	13,932	3,062,321
	Novartis AG	24,378	927,696
	Roche Holding AG	13,699	1,131,726
	Swiss Re	5,826	366,099

	TOTAL SWITZERLAND		$7,590,108

	TAIWAN, PROVINCE OF CHINA -- 0.1%
	Benq Corp.	36,000	46,154
	Nan Ya Plastic	61,088	81,558

	TOTAL TAIWAN		$127,712

	THAILAND -- 0.1%
[7]	Finance One Co. Ltd.	3,000	0
	Siam Cement Co. Ltd., GDR	19,000	96,178

	TOTAL THAILAND		$96,178

	TURKEY -- 0.0%
	Akbank T.A.S.	9,852,940	46,191
	UNITED KINGDOM -- 31.0%
[7]	ARM Holdings PLC	105,937	204,368
	AstraZeneca PLC	29,297	1,375,315
	BP Amoco PLC	451,371	3,130,906
	BT Group PLC	258,370	812,829
	Balfour Beatty PLC	51,942	168,694
	Barclays PLC	231,989	1,955,406
	Boc Group PLC	32,822	447,264
	Carlton Communications PLC	130,260	477,175
	Centrica PLC	189,932	594,303
	Compass Group PLC	101,558	$585,176
	Diageo PLC	167,165	1,964,679
	Electrocomponents PLC	82,861	489,038
	Gallaher Group PLC	152,575	1,526,682
	GlaxoSmithKline PLC	140,574	3,008,690
	HSBC Holdings PLC	91,819	1,378,126
	Invensys PLC	429,576	218,562
	Kesa Electricals PLC	88,775	367,361
	Kingfisher PLC	204,776	981,094
	National Grid Transco PLC	160,237	1,022,474
	Rentokil Initial PLC	242,533	918,281
	Rio Tinto PLC	32,678	791,955
	Rolls-Royce Group PLC	220,065	708,184
	Royal Bank of Scotland PLC, Edinburgh	90,450	2,422,165
	Scottish & Southern Energy PLC	89,893	935,306
	Shell Transport & Trading Co.	328,081	2,047,585
	Tesco PLC	349,750	1,401,337
	Vodafone Group PLC	1,552,703	$3,258,717

	TOTAL UNITED KINGDOM		$33,191,672

TOTAL COMMON STOCKS (IDENTIFIED COST $91,124,069)			$102,383,462

PREFERRED STOCK -- 0.4%
	AUSTRALIA -- 0.4%
	News Corp. Ltd., Pfd., $0.08, Annual Dividend (IDENTIFIED COST $316,721)	53,953	$396,205

MUTUAL FUND -- 1.4%
	UNITED STATES -- 1.4%
	SSGA Money Market Fund (AT NET ASSET VALUE)	1,493,046	$1,493,046

TOTAL INVESTMENTS -- 97.4% (IDENTIFIED COST $92,933,836)			$104,272,713

OTHER ASSETS AND LIABILITIES -- NET -- 2.6%			$2,789,000

TOTAL NET ASSETS -- 100%			$107,061,713

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at October 31, 2003.

(1)	Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.
(2)	Denotes variable rate securities with current rate and next demand date.
(3)

At October 31, 2003, 7.8%, 10.0% and 4.0% of the total investments at market value were subject to alternative minimum tax for New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund, respectively.

(4)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At October 31, 2003, these securities amounted to $1,995,000, $2,168,550, $4,432,936 and $ 9,720 which represent 1.0%, 0.9%, 2.0% and 0.3% of total net assets for the New York Tax-Free Money Market Fund, U.S. Government Bond Fund, Income Fund and Social Balanced Fund, respectively.

(5)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(6)	Affiliated company.
(7)	Non-income producing security.
(8)	All or a portion of these securities may be subject to dollar roll transactions.

The following acronyms are used throughout this report:

ADR -- American Depositary Receipt	HFA -- Housing Finance Agency
AMBAC -- American Municipal Bond Assurance Corporation	IDA -- Industrial Development Authority
AMT -- Alternative Minimum Tax	IDFA -- Industrial Development Finance Authority
ARM -- Adjustable Rate Mortgage	IDRB -- Industrial Development Revenue Bond
BANs -- Bond Anticipation Notes	INS -- Insured
COL -- Collateralized	IO -- Interest Only
COPs -- Certificates of Participation	LIQ -- Liquidity Agreement
CP -- Commercial Paper	LOC(s) -- Letter(s) of Credit
CSD -- Central School District	MERLOTS -- Municipal Exempt Receipts -- Liquidity Optional Tender Series
EDA -- Economic Development Authority	MTN -- Medium Term Note
EDFA -- Economic Development Financing Authority	PCA -- Pollution Control Authority
EDRB -- Economic Development Revenue Bond	PCRBs -- Pollution Control Revenue Bonds
FGIC -- Financial Guaranty Insurance Corporation	RANs -- Revenue Anticipation Notes
FHA -- Federal Housing Administration	REMIC -- Real Estate Mortgage Investment Conduit
FHA/VA -- Federal Housing Administration/Veterans Administration	SWP -- Swap Agreement
FHLMC -- Federal Home Loan Mortgage Corporation	TANs -- Tax Anticipation Notes
FNMA -- Federal National Mortgage Association	TOBs -- Tender Option Bonds
FSA -- Financial Security Assurance	TOPS -- Trust Obligation Participating Securities
GDR -- Global Depositary Receipt	TRANs -- Tax and Revenue Anticipation Notes
GNMA -- Government National Mortgage Association	UT -- Unlimited Tax
GO -- General Obligation	VHA -- Veterans Housing Administration
HDA -- Hospital Development Authority	VRDNs -- Variable Rate Demand Notes
HEFA -- Health and Education Facilities Authority

MTB Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund	$1,087,653,771	*
U.S. Government Money Market Fund	2,406,548,493	*
Tax-Free Money Market Fund	171,899,948	*
Money Market Fund	2,278,335,246	*
Prime Money Market Fund	283,468,265	*
New York Tax-Free Money Market Fund	190,610,994	*
Pennsylvania Tax-Free Money Market Fund	17,163,137	*
Short Duration Government Bond Fund	168,040,138
Short-Term Corporate Bond Fund	61,163,883
U.S. Government Bond Fund	240,370,855
New York Municipal Bond Fund	84,026,281
Pennsylvania Municipal Bond Fund	223,082,407
Maryland Municipal Bond Fund	118,066,901
Intermediate-Term Bond Fund	265,863,461
Income Fund	259,537,829
Managed Allocation Fund -- Conservative Growth	7,233,029
Managed Allocation Fund -- Moderate Growth	24,198,798
Managed Allocation Fund -- Aggressive Growth	11,197,106
Balanced Fund	167,621,278
Social Balanced Fund	3,739,803
Equity Income Fund	63,710,874
Large Cap Value Fund	61,802,903
Equity Index Fund	131,785,493
Large Cap Stock Fund	403,330,658
Large Cap Growth Fund	19,217,127
Multi Cap Growth Fund	135,459,226
Mid Cap Stock Fund	107,694,574
Mid Cap Growth Fund	68,003,170
Small Cap Stock Fund	110,250,954
Small Cap Growth Fund	150,721,565
International Equity Fund	92,933,836

*at amortized cost

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2003 (Unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

ASSETS:
Investments in repurchase agreements	$ --	$ 165,787,000
Investments in securities	1,087,653,771	2,240,761,493

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	1,087,653,771	2,406,548,493

Cash	85,395	281
Income receivable	--	3,385,146
Receivable for shares sold	2,912	--
Prepaid expenses	--	--

TOTAL ASSETS	1,087,742,078	2,409,933,920

LIABILITIES:
Payable for investments purchased	--	--
Income distribution payable	368,643	1,219,878
Payable to bank	--	--
Payable for shares redeemed	6,323	--
Payable for investment adviser fee (Note 5)	--	--
Payable for administrative personnel and services fee (Note 5)	373	366
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	--	--
Payable for portfolio accounting fees (Note 5)	103,467	196,185
Payable for distribution services fee (Note 5)	--	19,506
Payable for shareholder services fee (Note 5)	212,916	31,274
Payable for printing and postage	27,776	101,162
Accrued expenses	21,344	47,632

TOTAL LIABILITIES	740,842	1,616,003

NET ASSETS	$ 1,087,001,236	$ 2,408,317,917

NET ASSETS CONSIST OF:
Paid in capital	$ 1,087,045,590	$ 2,408,316,801
Net unrealized appreciation of investments	--	--
Accumulated net realized gain (loss) on investments	(42,654)	(10)
Undistributed (distributions in excess of) net investment income	(1,700)	1,126

TOTAL NET ASSETS	$ 1,087,001,236	$ 2,408,317,917

Class A Shares	$ 188,866,570	$ 173

Class B Shares	$ --	$ --

Class S Shares	$ 23,373,638	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 313,807,595	$ 1,312,708,233

Institutional II Shares	$ 560,953,433	$ 1,095,609,511

SHARES OUTSTANDING:
Class A Shares	188,932,515	173

Class B Shares	--	--

Class S Shares	23,301,103	--

Institutional Shares	--	--

Institutional I Shares	313,749,250	1,312,794,403

Institutional II Shares	561,062,104	1,095,629,174

Tax Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund

$ --	$ 97,287,000	$ 18,827,000	$ --	$ --	$ --	$ 6,291,217
171,899,948	2,181,048,246	264,641,265	190,610,994	17,163,137	168,110,250	55,752,109

171,899,948	2,278,335,246	283,468,265	190,610,994	$ 17,163,137	168,110,250	62,043,326

--	43	3,930,596	46,242	--	1,501,623	--
269,757	4,505,110	47,274	554,677	27,966	1,182,490	688,088
--	159,839	--	100,575	--	90,135	72,719
44,629	72,325	72,202	16,450	37,645	8,591	31,074

172,214,334	2,283,072,563	287,518,337	191,328,938	17,228,748	170,893,089	62,835,207

1,545,000	--	--	--	951,396	1,501,623	--
62,011	718,731	108,610	25,662	5,615	254,640	65,503
14,763	--	--	--	64,323	--	--
--	518,492	3,908,618	2,725	--	320,993	10,183
--	20,932	--	--	--	--	--
--	281	--	--	--	--	--
4,086	--	8,802	2,098	934	1,052	--
15,761	193,026	26,435	18,216	2,216	15,499	6,810
6,745	78,973	--	--	829	773	6
13,523	254,150	93,940	26,661	6,455	154	4,040
8,397	52,093	5,267	875	907	2,747	2,578
--	--	--	--	--	--	--

1,670,286	1,836,678	4,151,672	76,237	1,032,675	2,097,481	89,120

$ 170,544,048	$ 2,281,235,885	$ 283,366,665	$ 191,252,701	$ 16,196,073	$ 168,795,608	$ 62,746,087

$ 170,543,892	$ 2,281,240,657	$ 283,369,662	$ 191,252,114	$ 16,196,685	$ 170,247,043	$ 63,453,864
--	--	--	--	--	421,255	879,443
(1,558)	(13,758)	(2,750)	(9)	(27)	(1,129,884)	(1,561,098)
1,714	8,986	(247)	596	(585)	(742,806)	(26,122)

$ 170,544,048	$ 2,281,235,885	$ 283,366,665	$ 191,252,701	$ 16,196,073	$ 168,795,608	$ 62,746,087

$ 50,821,245	$ 1,108,562,090	$ --	$ 154,604,501	$ --	$ 8,948,992	$ 35,666

$ --	$ 228,516	$ --	$ --	$ --	$ --	$ 4,754

$ --	$ 69,727,168	$ --	$ --	$ --	$ --	$ --

$ --	$ 1,935,972	$ 283,366,665	$ --	$ --	$ --	$ --

$ 69,239,590	$ 698,939,044	$ --	$ 36,648,200	$ 15,478,056	$ 159,846,616	$ 62,705,667

$ 50,483,213	$ 401,843,095	$ --	$ --	$ 718,017	$ --	$ --

50,830,760	1,108,813,062	---	154,603,976	--	919,732	3,595

--	228,547	---	--	--	--	479

--	69,529,859	---	--	--	--	--

--	1,936,268	283,372,220	--	--	--	--

69,251,229	698,908,136	---	36,647,900	15,479,160	16,433,571	6,321,222

50,473,791	401,852,279	---	--	717,525	--	--

October 31, 2003 (Unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 1.00	$ 1.00

Class B Shares	$ --	$ --

Class S Shares	$ 1.00	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 1.00	$ 1.00

Institutional II Shares	$ 1.00	$ 1.00

Offering Price Per Share*
Class A Shares	$ 1.00	$ 1.00

Class B Shares	$ --	$ --

Class S Shares	$ 1.00	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 1.00	$ 1.00

Institutional II Shares	$ 1.00	$ 1.00

Redemption Proceeds Per Share*
Class A Shares	$ 1.00	$ 1.00

Class B Shares	$ --	$ --

Class S Shares	$ 1.00	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 1.00	$ 1.00

Institutional II Shares	$ 1.00	$ 1.00

Investments, at identified cost	$ 1,087,653,771	$ 2,406,548,493

* See "What Do Shares Cost?" in the Prospectus.

** Computation of offering price per share 100/97 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Tax Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund

$ 1.00	$ 1.00	$ --	$ 1.00	$ --	$ 9.73	$ 9.92

$ --	$ 1.00	$ --	$ --	$ --	$ --	$ 9.92

$ --	$ 1.00	$ --	$ --	$ --	$ --	$ --

$ --	$ 1.00	$ 1.00	$ --	$ --	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00	$ 9.73	$ 9.92

$ 1.00	$ 1.00	$ --	$ --	$ 1.00	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ --	$ 10.03 **	$ 10.23 **

$ --	$ 1.00	$ --	$ --	$ --	$ --	$ 9.92

$ --	$ 1.00	$ --	$ --	$ --	$ --	$ --

$ --	$ 1.00	$ 1.00	$ --	$ --	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00	$ 9.73	$ 9.92

$ 1.00	$ 1.00	$ --	$ --	$ 1.00	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ --	$ 9.73	$ 9.92

$ --	$ 1.00	$ --	$ --	$ --	$ --	$ 9.42 ***

$ --	$ 1.00	$ --	$ --	$ --	$ --	$ --

$ --	$ 1.00	$ 1.00	$ --	$ --	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00	$ 9.73	$ 9.92

$ 1.00	$ 1.00	$ --	$ --	$ 1.00	$ --	$ --

$ 171,899,948	$ 2,278,335,246	$ 283,468,265	$ 190,610,994	$ 17,163,137	$ 167,688,995	$ 61,163,883

October 31, 2003 (Unaudited)	U.S. Government Bond Fund	New York Municipal Bond Fund

ASSETS:
Investments in securities, at value	$ 244,671,650	$ 87,184,231
Income receivable	2,730,213	1,285,628
Receivable for shares sold	366,421	117,012
Receivable for investments sold	--	--
Prepaid expenses	11,927	13,328

TOTAL ASSETS	247,780,211	88,600,199

LIABILITIES:
Payable for investments purchased	105,150	--
Income distribution payable	415,923	80,834
Payable for dollar roll transactions	--	--
Payable to bank	--	251,276
Payable for shares redeemed	--	14,145
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	9,179	5,742
Payable for portfolio accounting fees (Note 5)	19,898	7,859
Payable for distribution services fee (Note 5)	4,056	17
Payable for shareholder services fee (Note 5)	4,297	5
Accrued expenses	--	--

TOTAL LIABILITIES	558,503	359,878

NET ASSETS	$ 247,221,708	$ 88,240,321

NET ASSETS CONSIST OF:
Paid in capital	$ 243,510,315	$ 84,332,757
Net unrealized appreciation of investments	4,710,848	3,157,950
Accumulated net realized gain (loss) on investments	36,954	743,626
Undistributed (distributions in excess of) net investment income	(1,036,409)	5,988

TOTAL NET ASSETS	$ 247,221,708	$ 88,240,321

Class A Shares	$ 64,293,999	$ 59,311,050

Class B Shares	$ 98,170	$ 35,014

Institutional I Shares	$ 182,829,539	$ 28,894,257

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund Conservative Growth	Managed Allocation Fund Moderate Growth

$ 236,769,839	$ 124,356,086	$ 270,230,483	$ 263,830,058	$ 7,444,516	$ 25,383,557
3,862,625	1,844,880	2,968,166	2,672,693	--	--
25,000	15,573	37,069	72,114	17,465	291,215
--	--	--	12,010,842	--	--
9,282	21,393	--	69,291	1,867	--

240,666,746	126,237,932	273,235,718	278,654,998	7,463,848	25,674,772

--	--	4,425,136	13,047,480	--	--
636,558	318,507	503,471	384,227	--	--
--	--	9,439,099	37,874,623	--	--
--	--	--	--	--	--
13,375	50,669	106,638	284,784	2,102	2,655
--	--	4,278	--	4,361	880
20,854	7,917	20,335	13,309	672	2,454
10,757	2,348	9	495	352	3,736
21,043	--	6,886	66,911	--	2,590
--	--	5,750	--	--	6,167

702,587	379,441	14,511,602	51,671,829	7,487	18,482

$ 239,964,159	$ 125,858,491	$ 258,724,116	$ 226,983,169	$ 7,456,361	$ 25,656,290

$ 231,574,365	$ 119,848,086	$ 266,913,436	$ 218,150,491	$ 7,289,535	$ 24,860,539
13,645,973	6,255,101	5,311,667	4,294,713	211,487	1,184,759
(5,261,892)	(229,811)	(13,643,326)	4,593,405	(43,792)	(365,230)
5,713	(14,885)	142,339	(55,440)	(869)	(23,778)

$ 239,964,159	$ 125,858,491	$ 258,724,116	$ 226,983,169	$ 7,456,361	$ 25,656,290

$ 11,729,178	$ 22,602,244	$ 7,994,117	$ 11,922,937	$ 4,558,686	$ 16,470,877

$ 518,859	$ 1,900,336	$ 15,438	$ 2,146,314	$ 2,897,675	$ 9,185,413

$ 227,716,122	$ 101,355,911	$ 250,714,561	$ 212,913,918	$ --	$ --

October 31, 2003 (Unaudited)	U.S. Government Bond Fund	New York Municipal Bond Fund

SHARES OUTSTANDING:
Class A Shares	6,677,953	5,549,096

Class B Shares	10,196	3,276

Institutional I Shares	18,990,117	2,703,854

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 9.63	$ 10.69

Class B Shares	$ 9.63	$ 10.69

Institutional I Shares	$ 9.63	$ 10.69

Offering Price Per Share*

Class A Shares	$ 10.08 **	$ 11.19 **

Class B Shares	$ 9.63	$ 10.69

Institutional I Shares	$ 9.63	$ 10.69

Redemption Proceeds Per Share*
Class A Shares	$ 9.63	$ 10.69

Class B Shares	$ 9.15 ****	$ 10.16 ****

Institutional I Shares	$ 9.63	$ 10.69

Investments, at identified cost	$ 239,960,802	$ 84,026,281

Investments in affiliated issuers	$ --	$ --

* See "What Do Shares Cost?" in the Prospectus.

** Computation of offering price per share 100/95.5 of net asset value.

*** Computation of offering price per share 100/96.00 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund Conservative Growth	Managed Allocation Fund Moderate Growth

1,126,598	2,188,098	771,927	1,137,225	463,292	1,715,973

49,834	183,612	1,490	207,329	295,283	959,833

21,884,620	9,802,788	24,207,255	20,567,060	--	--

$ 10.41	$ 10.33	$ 10.36	$ 10.48	$ 9.84	$ 9.60

$ 10.41	$ 10.35	$ 10.36	$ 10.35	$ 9.81	$ 9.57

$ 10.41	$ 10.34	$ 10.36	$ 10.35	$ --	$ --

$ 10.90 **	$ 10.82 **	$ 10.85 **	$ 10.97 **	$ 10.25 ***	$ 10.05 **

$ 10.41	$ 10.35	$ 10.36	$ 10.35	$ 9.81	$ 9.57

$ 10.41	$ 10.34	$ 10.36	$ 10.35	$ --	$ --

$ 10.41	$ 10.33	$ 10.36	$ 10.48	$ 9.84	$ 9.60

$ 9.89 ****	$ 9.83 ****	$ 9.84 ****	$ 9.83 ****	$ 9.32 ****	$ 9.09 ****

$ 10.41	$ 10.34	$ 10.36	$ 10.35	$ --	$ --

$ 223,123,866	$ 118,100,985	$ 264,918,816	$ 259,535,345	$ 7,233,029	$ 24,198,798

$ 2,238,995	$ 2,525,847	$ --	$ --	$ 7,444,516	$ 25,383,557

October 31, 2003 (Unaudited)	Managed Allocation Fund Aggressive Growth	Balanced Fund

ASSETS:
Investments in securities, at value	$ 11,487,630	$ 180,422,574
Cash	--	--
Income receivable	--	618,508
Receivable for shares sold	79,156	73,381
Receivable for investments sold	--	2,599,065
Prepaid expenses	4,656	61,732

TOTAL ASSETS	11,571,442	183,775,260

LIABILITIES:
Payable for investments purchased	--	3,049,234
Payable for dollar roll transactions	--	5,074,785
Payable for shares redeemed	6,578	28,516
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	10,086	--
Payable for Trustees' fees	--	--
Payable for portfolio accounting fees (Note 5)	979	11,872
Payable for distribution services fee (Note 5)	512	13,105
Payable for shareholder services fee (Note 5)	--	42,109
Accrued expenses	--	--

TOTAL LIABILITIES	18,155	8,219,621

NET ASSETS	$ 11,553,287	$ 175,555,639

NET ASSETS CONSIST OF:

Paid in capital	$ 11,358,295	$ 224,629,751
Net unrealized appreciation of investments	290,524	14,663,497
Accumulated net realized gain (loss) on investments	(66,625)	(63,931,494)
Undistributed (distributions in excess of) net investment income	(28,907)	193,885

TOTAL NET ASSETS	$ 11,553,287	$ 175,555,639

Class A Shares	$ 8,077,154	$ 32,352,298

Class B Shares	$ 3,476,133	$ 12,364,706

Institutional I Shares	$ --	$ 130,838,635

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 3,852,585	$ 74,512,407	$ 68,007,058	$ 115,970,877	$ 493,992,087	$ 20,870,108	$ 158,254,713
6,095	--	--	--	--	--	--
30,006	123,701	92,305	152,843	613,697	30,447	81,447
--	597	342,996	158,906	58,216	221	38,876
17,072	--	765	263,841	7,602,009	260,261	5,673,269
--	41,135	4,324	28,981	--	2,935	30,891

3,905,758	74,677,840	68,447,448	116,575,448	502,266,009	21,163,972	164,079,196

65,110	--	--	876,524	8,219,512	--	5,908,109
202,991	--	--	--	--	--	--
--	61,585	54,134	--	219,416	17,460	83,937
303	--	14,656	--	31,005	10,421	--
97	--	--	--	--	--	--
2,575	6,335	5,489	7,818	40,652	1,915	15,705
--	429	4,872	1,540	20,645	1,957	11,903
959	17,363	1,165	5,656	33,945	751	13,897
592	--	--	--	30,907	--	--

272,627	85,712	80,316	891,538	8,596,082	32,504	6,033,551

$ 3,633,131	$ 74,592,128	$ 68,367,132	$ 115,683,910	$ 493,669,927	$ 21,131,468	$ 158,045,645

$ 4,039,862	$ 64,733,861	$ 68,387,053	$ 140,435,949	$ 403,113,963	$ 25,008,480	$ 205,732,152
172,729	10,788,242	6,204,155	(11,316,929)	90,661,429	1,652,981	23,557,073
(581,653)	(962,559)	(6,266,916)	(13,580,671)	75,735	(5,524,968)	(71,243,580)
2,193	32,584	42,840	145,561	(181,200)	(5,025)	--

$ 3,633,131	$ 74,592,128	$ 68,367,132	$ 115,683,910	$ 493,669,927	$ 21,131,468	$ 158,045,645

$ --	$ 5,009,845	$ 29,752,777	$ 6,321,064	$ 59,870,704	$ 7,259,870	$ 26,162,495

$ --	$ 24,779	$ 556,712	$ 31,939	$ 11,733,560	$ 1,100,549	$ 10,590,759

$ 3,633,131	$ 69,557,504	$ 38,057,643	$ 109,330,907	$ 422,065,663	$ 12,771,049	$ 121,292,391

October 31, 2003 (Unaudited)	Managed Allocation Fund Aggressive Growth	Balanced Fund

SHARES OUTSTANDING:
Class A Shares	877,345	2,502,890

Class B Shares	382,320	957,556

Institutional I Shares	--	10,098,720

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 9.21	$ 12.93

Class B Shares	$ 9.09	$ 12.91

Institutional I Shares	$ --	$ 12.96

Offering Price Per Share*
Class A Shares	$ 9.69 **	$ 13.68 ***

Class B Shares	$ 9.09	$ 12.91

Institutional I Shares	$ --	$ 12.96

Redemption Proceeds Per Share*

Class A Shares	$ 9.21	$ 12.93

Class B Shares	$ 8.64 ****	$ 12.26 ****

Institutional I Shares	$ --	$ 12.96

Investments, at identified cost	$ 11,197,106	$ 165,759,077

Investments in affiliated issuers	$ 11,487,630	$ --

* See "What Do Shares Cost?" in the Prospectus.

** Computation of offering price per share 100/95 of net asset value.

*** Computation of offering price per share 100/94.50 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

--	544,264	3,019,854	717,635	6,975,056	1,017,902	1,883,782

--	2,703	57,164	3,631	1,416,391	159,300	787,849

340,380	7,586,565	3,860,517	12,430,625	49,388,399	1,789,037	8,616,065

$ --	$ 9.20	$ 9.85	$ 8.81	$ 8.58	$ 7.13	$ 13.89

$ --	$ 9.17	$ 9.74	$ 8.80	$ 8.28	$ 6.91	$ 13.44

$ 10.67	$ 9.17	$ 9.86	$ 8.80	$ 8.55	$ 7.14	$ 14.08

$ --	$ 9.74 ***	$ 10.42 ***	$ 9.32 ***	$ 9.08 ***	$ 7.54 ***	$ 14.70 ***

$ --	$ 9.17	$ 9.74	$ 8.80	$ 8.28	$ 6.91	$ 13.44

$ 10.67	$ 9.17	$ 9.86	$ 8.80	$ 8.55	$ 7.14	$ 14.08

$ --	$ 9.20	$ 9.85	$ 8.81	$ 8.58	$ 7.13	$ 13.89

$ --	$ 8.71 ****	$ 9.25 ****	$ 8.36 ****	$ 7.87 ****	$ 6.56 ****	$ 12.77 ****

$ 10.67	$ 9.17	9.86	$ 8.80	$ 8.55	$ 7.14	$ 14.08

$ 3,679,856	$ 63,724,165	$ 61,802,903	$ 127,287,806	$ 403,330,658	$ 19,217,127	$ 134,697,640

$ --	$ --	$ --	$ --	$ --	$ --	$ --

October 31, 2003 (Unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap| Stock Fund	Small Cap Growth Fund	International Equity Fund

ASSETS:
Investments in securities, at value	$ 128,852,009	$ 82,894,166	$ 150,464,055	$ 188,603,081	$ 104,272,713
Cash	--	--	--	736,789	1,845,664
Cash denominated in foreign currencies (identified cost $904,968)	--	--	--	--	915,653
Income receivable	52,647	31,519	84,402	9,614	245,490
Receivable for shares sold	319,037	43,524	187,484	259,074	8,305
Receivable for investments sold	730,112	1,179,599	1,108,978	3,226,665	94,656
Prepaid expenses	10,922	29,873	2,208	204	5,816

TOTAL ASSETS	129,964,727	84,178,681	151,847,127	192,835,427	107,388,297

LIABILITIES:
Payable for investments purchased	838,323	589,380	927,562	7,478,330	62,003
Net payable for foreign exchange contracts	--	--	--	--	178,087
Payable for shares redeemed	93,299	53,053	104,111	482,592	55,561
Payable for transfer and dividend disbursing agent fees and expenses (Note 5)	26,525	--	10,514	--	--
Payable for Trustees' fees	--	--	--	191	--
Payable for portfolio accounting fees (Note 5)	10,764	10,136	12,878	19,053	8,805
Payable for distribution services fee (Note 5)	10,378	882	489	12,732	13,279
Payable for shareholder services fee (Note 5)	4,000	1,725	30,621	10,043	8,849

TOTAL LIABILITIES	983,289	655,176	1,086,175	8,002,941	326,584

NET ASSETS	$ 128,981,438	$ 83,523,505	$ 150,760,952	$ 184,832,486	$ 107,061,713

NET ASSETS CONSIST OF:
Paid in capital	$ 116,214,640	$ 77,656,859	$ 102,765,003	$ 163,458,272	$ 101,955,778
Net unrealized appreciation of investments and translation of assets & liabilities in foreign currency	21,157,435	15,002,103	40,213,101	37,901,387	11,185,758
Accumulated net realized gain (loss) on investments and foreign currency transactions	(8,237,432)	(9,135,457)	7,975,442	(16,527,173)	(7,281,945)
Undistributed (distributions in excess of) net investment income	(153,205)	--	(192,594)	--	1,202,122

TOTAL NET ASSETS	$ 128,981,438	$ 83,523,505	$ 150,760,952	$ 184,832,486	$ 107,061,713

Class A Shares	$ 53,630,715	$ 5,848,802	$ 9,106,767	$ 79,026,306	$ 16,946,083

Class B Shares	$ 2,240,732	$ 19,321	$ 870,816	$ 2,788,822	$ 137,349

Class C Shares	$ --	$ --	$ --	$ 334,367	$ --

Institutional I Shares	$ 73,109,991	$ 77,655,382	$ 140,783,369	$ 102,682,991	$ 89,978,281

October 31, 2003 (Unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

SHARES OUTSTANDING:
Class A Shares	3,717,145	463,590	936,562	4,357,343	1,907,766
Class B Shares	160,276	1,524	91,933	156,932	15,648
Class C Shares	--	--	--	18,778	--
Institutional I Shares	5,065,324	6,123,420	14,500,200	5,592,557	10,144,664

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 14.43	$ 12.62	$ 9.72	$ 18.14	$ 8.88
Class B Shares	$ 13.98	$ 12.68	$ 9.47	$ 17.77	$ 8.78
Class C Shares	$ --	$ --	$ --	$ 17.81	$ --
Institutional I Shares	$ 14.43	$ 12.68	$ 9.71	$ 18.36	$ 8.87
Offering Price Per Share*
Class A Shares	$ 15.27 **	$ 13.35 **	$ 10.29 **	$ 19.20 **	$ 9.40 **
Class B Shares	$ 13.98	$ 12.68	$ 9.47	$ 17.77	$ 8.78
Class C Shares	$ --	$ --	$ --	$ 17.81	$ --
Institutional I Shares	$ 14.43	$ 12.68	$ 9.71	$ 18.36	$ 8.87
Redemption Proceeds Per Share*
Class A Shares	$ 14.43	$ 12.62	$ 9.72	$ 18.14	$ 8.88
Class B Shares	$ 13.28 ***	$ 12.05 ***	$ 9.00 ***	$ 16.88 ***	$ 8.34 ***
Class C Shares	$ --	$ --	$ --	$ 17.63 ****	$ --
Institutional I Shares	$ 14.43	$ 12.68	$ 9.71	$ 18.36	$ 8.87
Investments, at identified cost	$ 107,694,574	$ 67,892,063	$ 110,250,954	$ 150,701,694	$ 92,933,836

* See "What Do Shares Cost?" in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

**** Computation of redemption price per share 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2003 (Unaudited)	U.S.Treasury Money Market Fund	U.S. Government Money Market Fund

INVESTMENT INCOME:
Interest	$ 4,628,908	$ 11,180,678

EXPENSES:
Investment adviser fee (Note 5)	2,287,265	3,775,894
Administrative personnel and services fee (Note 5)	331,073	738,753
Custodian fees	15,564	64,249
Transfer and dividend disbursing agent fees and expenses (Note 5)	105,205	127,747
Trustees' fees	9,777	11,169
Auditing fees	30,630	51,716
Legal fees	3,350	21,881
Portfolio accounting fees (Note 5)	181,572	243,332
Distribution services fee--Class A Shares (Note 5)	--	46,075
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	25,014	--
Distribution services fee--Institutional II Shares (Note 5)	160,358	665,700
Shareholder services fee--Class A Shares (Note 5)	311,579	46,075
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	11,471	--
Shareholder services fee--Institutional Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	156,309	1,298,649
Shareholder services fee--Institutional II Shares (Note 5)	--	--
Share registration costs	40,031	61,642
Printing and postage	25,656	63,108
Insurance premiums	18,593	23,335
Miscellaneous	39,169	76,124

TOTAL EXPENSES	3,752,616	7,315,449

See Notes which are an integral part of the Financial Statements

Tax Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund	Short Duration| Government Bond Fund	Short-Term Corporate Bond Fund

$ 918,636	$ 9,664,383	$ 1,499,279	$ 1,068,869	$ 92,158	$ 1,790,964	$ 1,103,577

319,645	4,288,923	682,515	495,715	30,432	419,404	219,987
76,503	621,380	103,359	75,465	12,542	51,679	30,993
8,346	25,592	6,640	4,957	1,306	3,495	3,283
22,788	314,774	36,434	28,320	8,632	20,430	9,319
1,323	17,674	2,711	1,963	103	1,190	2,578
5,238	53,697	11,331	8,339	518	5,815	1,049
2,881	10,048	1,950	2,003	280	630	974
33,882	340,834	55,882	40,530	16,205	28,169	18,282
31,711	659,151	--	--	--	5,031	7
--	353	--	--	--	--	5
--	90,737	--	--	--	--	--
52,159	175,664	--	--	2,154	--	--
38,989	1,559,231	--	94,843	--	--	7
--	116	--	--	--	--	2
--	93,552	--	--	--	--	--
--	3,740	146,180	--	--	--	--
39,123	--	--	7,082	19,302	88,599	56,595
--	--	--	--	1,699	--	--
15,023	67,095	8,555	16,097	10,967	20,257	12,026
6,849	79,498	5,420	5,019	666	766	2,141
2,347	22,100	4,407	3,651	181	3,475	805
5,625	13,793	41,614	1,848	561	33,290	439

662,432	8,437,952	1,106,998	785,832	105,548	682,230	358,492

Six Months Ended October 31, 2003 (Unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment adviser fee	(693,183)	(1,419,473)
Waiver of administrative personnel and services fee	--	--
Waiver of distribution services fee--Class A Shares	--	--
Waiver of distribution services fee--Class B Shares	--	--
Waiver of distribution services fee--Class S Shares	(9,919)	--
Waiver of distribution services fee--Institutional II Shares	(102,629)	(398,105)
Waiver of shareholder services fee--Class A Shares	(116,763)	(18,652)
Waiver of shareholder services fee--Class B Shares	--	--
Waiver of shareholder services fee--Institutional Shares	--	--
Waiver of shareholder services fee--Institutional I Shares	(143,805)	(981,616)
Waiver of shareholder services fee--Institutional II Shares	--	--
Reimbursement of other operating expenses	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(1,066,299)	(2,817,846)

Net expenses	2,686,317	4,497,603

Net investment income	1,942,591	6,683,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(42,230)	--
Net change in unrealized appreciation (depreciation) of investments	--	--

Net realized and unrealized loss on investments	(42,230)	--

Change in net assets resulting from operations	$ 1,900,361	$ 6,683,075

See Notes which are an integral part of the Financial Statements

Tax Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund

(174,470)	(1,998,750)	(409,509)	(134,316)	(30,432)	(108,572)	(14,128)
--	--	--	--	(1,866)	--	--
--	(553,687)	--	--	--	(3,018)	(2)
--	(145)	--	--	--	--	--
--	(537)	--	--	--	--	--
(21,102)	(126,478)	--	--	(845)	--	--
(13,315)	(189,522)	--	(33,816)	--	--	(7)
--	(38)	--	--	--	--	--
--	(1,79)	(122,792)	--	--	--	--
(18,257)	--	--	(2,550)	(9,331)	(71,002)	(37,057)
--	--	--	--	(1,309)	--	--
(9,974)	--	--	--	(7,700)	--	--

(237,118)	(2,870,948)	(532,301)	(170,682)	(51,483)	(182,592)	(51,194)

425,314	5,567,004	574,697	615,150	54,065	499,638	307,298

493,322	4,097,379	924,582	453,719	38,093	1,291,326	796,279

--	--	--	--	--	701,004	185,097

--	--	--	--	--	(1,340,250)	(556,096)

--	--	--	--	--	(639,246)	(370,999)

$ 493,322	$ 4,097,379	$ 924,582	$ 453,719	$ 38,093	$ 652,080	$ 425,280

Six Months Ended October 31, 2003 (Unaudited)	U.S. Government Bond Fund	New York Municipal Bond Fund

INVESTMENT INCOME:
Dividends	$ --	$ --
Interest	3,880,835	2,007,573

TOTAL INVESTMENT INCOME	3,880,835	2,007,573

EXPENSES:
Investment adviser fee (Note 5)	665,287	307,634
Administrative personnel and services fee (Note 5)	70,075	33,535
Custodian fees	4,752	2,197
Transfer and dividend disbursing agent fees and expenses (Note 5)	44,861	25,649
Trustees' fees	1,637	1,178
Auditing fees	5,757	3,865
Legal fees	1,057	1,019
Portfolio accounting fees (Note 5)	37,772	18,085
Distribution services fee--Class A Shares (Note 5)	73,282	--
Distribution services fee--Class B Shares (Note 5)	83	29
Distribution services fee--Institutional I Shares (Note 5)	373	--
Shareholder services fee--Class A Shares (Note 5)	--	14,947
Shareholder services fee--Class B Shares (Note 5)	28	10
Shareholder services fee--Institutional I Shares (Note 5)	53,540	6
Share registration costs	21,729	18,466
Printing and postage	2,159	5,502
Insurance premiums	5,593	2,443
Miscellaneous	2,724	1,346

TOTAL EXPENSES	990,709	435,911

(a) Received from affiliated issuer (Note 5).

(b) Net of dollar roll expense of $8,672 and including dollar roll income of $56,299.

(c) Net of dollar roll expense of $37,158 and including dollar roll income of $244,283.

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund Conservative Growth	Managed Allocation Fund Moderate Growth

$ 6,391(a)	$ 6,193(a)	$ --	$ --	$ 89,093(a)	$ 161,671(a)
4,765,485	3,113,872	3,876,043(b)	5,336,291(c)	--	--

4,771,876	3,120,065	3,876,043	5,336,291	89,093	161,671

657,874	425,463	599,540	731,052	8,611	25,939
78,820	56,952	72,522	101,631	2,613	7,760
7,362	5,428	8,414	12,007	172	519
18,865	18,827	12,169	28,228	14,800	32,937
947	734	1,062	1,438	50	136
5,541	3,678	5,325	7,134	238	642
2,170	1,943	1,901	3,806	39	123
37,099	28,786	33,971	38,633	1,414	4,214
45,571	34,813	--	17,121	--	7,733
1,737	7,137	17	8,284	9,002	27,382
--	--	--	--	--	--
44,300	11,979	--	11,227	--	--
580	2,379	6	2,761	1,651	9,128
150,735	93,145	130,555	212,196	--	--
12,593	12,713	13,419	14,542	14,451	15,919
4,569	4,544	5,958	8,758	1,240	4,584
3,102	1,690	3,867	3,430	1,727	1,999
4,908	3,540	3,919	7,218	1,955	3,174

1,076,773	713,751	892,645	1,209,466	57,963	142,189

Six Months Ended October 31, 2003 (Unaudited)	U.S. Government Bond Fund	New York Municipal Bond Fund

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment adviser fee	--	(35,982)
Waiver of distribution services fee--Class A Shares	(61,015)	--
Waiver of distribution services fee--Class B Shares	--	--
Waiver of shareholder services fee--Class A Shares	--	(14,947)
Waiver of shareholder services fee--Class B Shares	--	(1)
Waiver of shareholder services fee--Institutional I Shares	(44,973)	(6)
Reimbursement of other operating expenses	---	---

TOTAL WAIVERS AND REIMBURSEMENTS	(105,988)	(50,936)

Net expenses	884,721	384,975

Net investment income	2,996,114	1,622,598

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	755,726	333,004
Net realized gain on capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	(2,502,722)	(813,095)

Net realized and unrealized gain (loss) on investments	(1,746,996)	(480,091)

Change in net assets resulting from operations	$ 1,249,118	$ 1,142,507

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund Conservative Growth	Managed Allocation Fund Moderate Growth

--	(73,248)	(85,326)	(36,571)	(8,611)	(1,512)
(423)	(7,033)	--	(1,965)	--	(4,021)
--	--	--	(16)	(1,026)	(2,224)
(40,857)	(11,979)	--	(11,013)	--	--
(60)	(429)	(2)	(208)	--	--
(48,073)	(54,607)	(73,846)	(90,658)	--	--
(8,734)	(6,724)	---	(11,911)	(4,338)	--

(98,147)	(154,020)	(159,174)	(152,342)	(13,975)	(7,757)

978,626	559,731	733,471	1,057,124	43,988	134,432

3,793,250	2,560,334	3,142,572	4,279,167	45,105	27,239

1,084,070	349,261	1,301,560	2,563,393	(139,889)	(631,911)
--	--	--	--	91,480	314,512
(622,291)	(1,587,200)	(817,663)	(7,327,138)	286,002	2,064,120

461,779	(1,237,939)	483,897	(4,763,745)	237,593	1,746,721

$ 4,255,029	$ 1,322,395	$ 3,626,469	$ (484,578)	$ 282,698	$ 1,773,960

Six Months Ended October 31, 2003 (Unaudited)	Managed Allocation Fund Aggressive Growth	Balanced Fund

INVESTMENT INCOME:
Dividends	$ 28,380(a)	$ 626,077
Interest	--	1,119,383 (b)

TOTAL INVESTMENT INCOME	28,380	1,745,460

EXPENSES:
Investment adviser fee (Note 5)	11,792	567,902
Administrative personnel and services fee (Note 5)	3,528	74,957
Custodian fees	236	9,102
Transfer and dividend disbursing agent fees and expenses (Note 5)	26,424	50,968
Trustees' fees	70	972
Auditing fees	366	5,139
Legal fees	58	2,642
Portfolio accounting fees (Note 5)	1,916	33,549
Distribution services fee--Class A Shares (Note 5)	--	55,384
Distribution services fee--Class B Shares (Note 5)	9,699	45,275
Distribution services fee--Institutional I Shares (Note 5)	--	--
Shareholder services fee--Class A Shares (Note 5)	--	15,094
Shareholder services fee--Class B Shares (Note 5)	1,675	15,092
Shareholder services fee--Institutional I Shares (Note 5)	--	122,220
Share registration costs	15,795	14,180
Printing and postage	2,929	6,383
Insurance premiums	2,045	2,156
Miscellaneous	2,763	5,128

TOTAL EXPENSES	79,296	1,026,143

(a) Received from affiliated issuer (Note 5).

(b) Net of dollar roll expense of $4,662 and including dollar roll income of $30,268.

(c) Net of foreign taxes withheld of $3,570, $618 and $810, respectively.

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

2,164	$ 972,691(c)	$ 559,067	$ 954,884	$ 2,368,360(c)	$ 126,098	$ 493,868(c)
57,787	18,000	12,943	2,450	2,401	3,935	3,946

59,951	990,691	572,010	957,334	2,370,761	130,033	497,814

11,267	252,594	206,116	108,371	1,397,103	84,553	525,056
8,079	35,930	22,184	49,732	119,101	7,530	65,867
1,242	3,673	1,472	6,705	9,783	497	8,427
3,339	15,987	27,204	20,589	76,153	13,499	77,493
142	398	478	605	5,330	143	839
--	2,135	2,422	3,191	3,849	1,294	4,417
51	1,092	663	1,505	1,881	186	2,275
11,673	21,844	12,016	25,408	56,031	4,042	31,588
--	8,320	29,013	9,720	69,626	9,163	31,489
--	18	1,894	4	19,841	4,065	37,032
--	55	--	--	--	--	--
--	2,208	--	5,452	2,929	13,377	23,717
--	6	631	1	6,614	1,355	12,344
2,931	62,304	3,287	47,884	260,369	974	107,399
2,026	12,534	23,647	13,383	19,074	21,508	14,248
128	2,727	2,473	4,018	7,011	788	5,717
44	855	2,262	1,335	4,193	3,372	1,772
97	2,721	2,138	3,142	8,412	2,336	4,461

41,019	425,401	337,900	301,045	2,067,300	168,682	954,141

Six Months Ended October 31, 2003 (Unaudited)	Managed Allocation Fund Aggressive Growth	Balanced Fund

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment adviser fee	(11,792)	(64,024)
Waiver of distribution services fee--Class A Shares	--	(15,094)
Waiver of distribution services fee--Class B Shares	(1,121)	--
Waiver of distribution services fee--Institutional I Shares	--	--
Waiver of shareholder services fee--Class A Shares	--	(15,094)
Waiver of shareholder services fee--Class B Shares	--	(1,135)
Waiver of shareholder services fee--Institutional I Shares	--	(39,031)
Reimbursement of other operating expenses	(9,096)	--

TOTAL WAIVERS AND REIMBURSEMENTS	(22,009)	(134,378)

Net expenses	57,287	891,765

Net investment income (net operating loss)	(28,907)	853,695

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(365,893)	545,627
Net realized gain on capital gain distributions from other investment companies	258,736	--
Net change in unrealized appreciation (depreciation) of investments	1,386,868	18,565,882

Net realized and unrealized gain on investments	1,279,711	19,111,509

Change in net assets resulting from operations	$ 1,250,804	$19,965,204

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

(7,355)	(25,483)	--	(99,541)	(72,220)	(20,457)	(12,898)
--	(2,723)	(16,247)	(2,561)	(7,085)	(5,131)	--
--	--	--	--	(78)	--	--
--	(55)	--	--	--	--	--
--	(2,208)	--	(5,105)	(2,929)	(7,491)	(22,279)
--	--	--	--	(62)	--	(380)
(1,295)	--	(1,841)	(44,691)	(137,148)	(545)	(28,539)
(13,234)	(26,670)	--	--	--	--	(63,806)

(21,884)	(57,139)	(18,088)	(151,898)	(219,522)	(33,624)	(127,902)

19,135	368,262	319,812	149,147	1,847,778	135,058	826,239

40,816	622,429	252,198	808,187	522,983	(5,025)	(328,425)

201,893	(329,152)	(110,105)	(813,184)	518,159	(480,662)	10,406,518
--	--	--	--	--	--	--
(97,998)	8,640,115	9,137,613	15,076,652	39,589,891	1,744,730	18,963,529

103,895	8,310,963	9,027,508	14,263,468	40,108,050	1,264,068	29,370,047

144,711	$ 8,933,392	$ 9,279,706	$ 15,071,655	$ 40,631,033	$ 1,259,043	$ 29,041,622

	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

INVESTMENT INCOME:
Dividends	$ 582,561(a)	$ 383,904	$ 624,565(a)	$ 210,675	$ 902,747(a)
Interest	--	20,461	14,393	11,708	10,172

TOTAL INVESTMENT INCOME	582,561	404,365	638,958	222,383	912,919

EXPENSES:
Investment adviser fee (Note 5)	495,639	325,019	557,290	597,887	415,000
Administrative personnel and services fee (Note 5)	44,110	38,606	49,430	61,034	30,586
Custodian fees	2,916	5,137	3,032	9,237	64,861
Transfer and dividend disbursing agent fees and expenses (Note 5)	73,701	15,415	28,126	148,205	23,103
Trustees' fees	1,038	443	1,119	1,187	496
Auditing fees	4,987	2,334	3,693	3,914	3,335
Legal fees	1,362	1,133	1,530	2,191	499
Portfolio accounting fees	23,424	22,442	26,628	34,818	16,509
Distribution services fee--Class A Shares (Note 5)	54,099	9,395	--	112,190	39,012
Distribution services fee--Class B Shares (Note 5)	7,409	13	2,625	8,107	360
Distribution services fee--Class C Shares (Note 5)	--	--	--	901	--
Distribution services fee--Institutional I Shares (Note 5)	--	--	--	17	--
Shareholder services fee--Class A Shares (Note 5)	81,534	2,537	151,897	63,115	90,328
Shareholder services fee--Class B Shares (Note 5)	2,470	4	875	2,702	120
Shareholder services fee--Class C Shares (Note 5)	--	--	--	1,194	--
Shareholder services fee--Institutional I Shares (Note 5)	7,673	69,429	11,137	73,560	13,302
Share registration costs	22,262	12,826	22,606	19,867	21,924
Printing and postage	8,058	3,033	2,785	5,700	2,230
Insurance premiums	2,765	965	2,771	1,521	2,280
Miscellaneous	2,134	2,441	2,494	4,121	2,219

TOTAL EXPENSES	835,581	511,172	868,038	1,151,468	726,164

(a) Net of foreign taxes withheld of $4,685, $92 and $88,086, respectively.

See Notes which are an integral part of the Financial Statements

	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

WAIVERS AND REIMBURSEMENTS (NOTE 5):
Waiver of investment adviser fee	--	(25,335)	--	--	(20,549)
Waiver of distribution services fee--Class A Shares	(30,295)	(3,273)	--	(29,185)	--
Waiver of shareholder services fee--Class A Shares	(65,227)	(2,537)	(36,486)	(60,681)	(63,559)
Waiver of shareholder services fee--Institutional I Shares	(4,293)	(32,242)	--	(23,125)	(3,192)
Reimbursement of other operating expenses	--	(7,390)	--	(131,799)	--

TOTAL WAIVERS AND REIMBURSEMENTS	(99,815)	(70,777)	(36,486)	(244,790)	(87,300)

Net expenses	735,766	440,395	831,552	906,678	638,864

Net investment income (net operating loss)	(153,205)	(36,030)	(192,594)	(684,295)	274,055

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments and foreign currency transactions	5,529,299	5,482,801	8,215,522	27,484,805	3,214,994
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	16,812,842	11,434,634	35,794,375	32,482,989	9,953,939

Net realized and unrealized gain on investments and foreign currency transactions	22,342,141	16,917,435	44,009,897	59,967,794	13,168,933

Change in net assets resulting from operations	$ 22,188,936	$ 16,881,405	$ 43,817,303	$ 59,283,499	$ 13,442,988

Statements of Changes in Net Assets

	U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 1,942,591	$ 6,637,934
Net realized loss on investments	(42,230)	--

Change in net assets resulting from operations	1,900,361	6,637,934

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(1,342,548)	(6,590,665)
Class B Shares	--	(49,802)
Class S Shares	(23,778)	--
Institutional Shares	--	--
Institutional I Shares	(300,923)	--
Institutional II Shares	(274,509)	--
Distributions from net realized gain on investments
Class A Shares	--	--
Class S Shares	--	--
Institutional Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(1,941,758)	(6,640,467)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,764,983,968	20,148,264,601
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	414,957,553	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	37,662,151	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	150,046	682,530
Cost of shares redeemed	(2,770,808,066)	(20,276,343,242)

Change in net assets resulting from share transactions	446,945,652	(127,396,111)

Change in net assets	446,904,255	(127,398,644)
NET ASSETS:
Beginning of period	640,096,981	767,495,625

End of period	$ 1,087,001,236	$ 640,096,981

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (1,700)	$ (2,533)

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund		Prime Money Market Fund
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ 6,683,075	$ 19,865,670	$ 493,322	$ 1,554,161	$ 4,097,379	$ 13,626,470	$ 924,582	$ 3,140,059
--	(10)	--	(570)	--	--	--	--

6,683,075	19,865,660	493,322	1,553,591	4,097,379	13,626,470	924,582	3,140,059

(127,584)	(797,967)	(92,379)	(318,174)	(2,698,162)	(13,134,406)	--	--
--	--	--	--	(65)	--	--	--
--	--	--	--	(65,613)	(408,829)	--	--
--	--	--	--	(7,977)	(29,065)	(959,272)	(3,099,195)
(4,778,581)	(15,731,093)	(268,989)	(795,698)	(890,473)	--	--	--
(1,777,926)	(3,336,608)	(130,280)	(440,270)	(453,888)	--	--	--

--	--	--	--	--	(13,835)	--	--
--	--	--	--	--	(943)	--	--
--	--	--	--	--	(28)	--	--
--	--	--	--	--	--	--	(32,174)

(6,684,091)	(19,865,668)	(491,648)	(1,554,142)	(4,116,178)	(13,587,106)	(959,272)	(3,131,369)

2,374,941,196	3,876,147,207	221,151,726	229,407,794	4,178,737,978	59,207,069,915	407,614,412	1,160,952,298
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
856,436,292	--	--	--	--	--	--	--
--	--	11,848,522	--	--	--	--	--
--	--	--	--	1,028,939,384	--	--	--
--	--	--	--	61,893,805	--	--	--
246,334	45,187	110,067	318,164	1,518,306	6,507,298	277,503	693,566
(2,385,395,560)	(3,983,743,337)	(248,221,111)	(194,937,654)	(4,314,264,740)	(59,516,580,412)	(373,302,087)	(1,131,661,846)

846,228,262	(107,550,943)	(15,110,796)	34,788,304	956,824,733	(303,003,199)	34,589,828	29,984,018

846,227,246	(107,550,951)	(15,109,122)	34,787,753	956,805,934	(302,963,835)	34,555,138	29,992,708

1,562,090,671	1,669,641,622	185,653,170	150,865,417	1,324,429,951	1,627,393,786	248,811,527	218,818,819

$ 2,408,317,917	$ 1,562,090,671	$ 170,544,048	$ 185,653,170	$ 2,281,235,885	$ 1,324,429,951	$ 283,366,665	$ 248,811,527

$ 1,126	$ 2,142	$ 1,714	$ 41	$ 8,986	$ 27,785	$ (247)	$ 34,443

	New York Tax-Free Money Market Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 453,719	$ 1,698,818
Net realized gain (loss) on investments	--	--
Net change in unrealized appreciation (depreciation) of investments	--	--

Change in net assets resulting from operations	453,719	1,698,818

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(441,569)	(1,698,748)
Class B Shares	--	--
Institutional I Shares	(11,624)	--
Institutional II Shares	--	--

Change in net assets resulting from distributions to shareholders	(453,193)	(1,698,748)

SHARE TRANSACTIONS:
Proceeds from sale of shares	209,101,628	1,180,246,328
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	269,106	995,420
Cost of shares redeemed	(209,977,498)	(1,176,425,629)

Change in net assets resulting from share transactions	(606,764)	4,816,119

Change in net assets	(606,238)	4,816,189
NET ASSETS:
Beginning of period	191,858,939	187,042,750

End of period	$ 191,252,701	$ 191,858,939

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 596	$ 70

See Notes which are an integral part of the Financial Statements

Pennsylvania Tax-Free Money Market Fund		Short Duration Government Bond Fund		Short-Term Corporate Bond Fund
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ 38,093	$ 178,495	$ 1,291,326	$ 3,464,908	$ 796,279	$ 2,267,463
--	(27)	701,004	1,246,757	185,097	743,635
--	--	(1,340,250)	229,535	(556,096)	557,359

38,093	178,468	652,080	4,941,200	425,280	3,568,457

--	--	(62,725)	--	(69)	--
--	--	--	--	(10)	--
(33,315)	(155,483)	(1,967,215)	(4,596,450)	(824,531)	(2,299,201)
(5,362)	(23,014)	--	--	--	--

(38,677)	(178,497)	(2,029,940)	(4,596,450)	(824,610)	(2,299,201)

38,077,324	50,481,282	33,231,346	55,313,480	10,886,554	15,285,313
--	--	60,731,410	--	--	--
--	--	738,492	1,859,833	376,889	1,083,533
(38,772,586)	(59,708,212)	(41,860,282)	(29,199,086)	(7,882,708)	(29,066,192)

(695,262)	(9,226,930)	52,840,966	27,974,227	3,380,735	(12,697,346)

(695,846)	(9,226,959)	51,463,106	28,318,977	2,981,405	(11,428,090)

16,891,919	26,118,878	117,332,502	89,013,525	59,764,682	71,192,772

$ 16,196,073	$ 16,891,919	$ 168,795,608	$ 117,332,502	$ 62,746,087	$ 59,764,682

$ (585)	$ (1)	$ (742,806)	$ (4,192)	$ (26,122)	$ 2,209

	U.S. Government Bond Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 2,996,114	$ 5,646,098
Net realized gain on investments	755,726	2,251,264
Net change in unrealized appreciation (depreciation) of investments	(2,502,722)	3,315,077

Change in net assets resulting from operations	1,249,118	11,212,439

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(3,227,713)	(6,517,505)
Class B Shares	(308)	--
Institutional I Shares	(892,618)	--
Institutional II Shares	--	--
Distributions from net realized gain on investments
Class A Shares	--	--

Change in net assets resulting from distributions to shareholders	(4,120,639)	(6,517,505)

SHARE TRANSACTIONS:
Proceeds from sale of shares	131,852,752	52,103,220
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	94,394,490	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	2,094,560	3,543,395
Cost of shares redeemed	(122,458,314)	(32,482,150)

Change in net assets resulting from share transactions	105,883,488	23,164,465

Change in net assets	103,011,967	27,859,399
NET ASSETS:
Beginning of period	144,209,741	116,350,342

End of period	$ 247,221,708	$ 144,209,741

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (1,036,409)	$ 88,116

See Notes which are an integral part of the Financial Statements

New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Maryland Municipal Bond Fund
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ 1,622,598	$ 3,231,123	$ 3,793,250	$ 6,455,745	$ 2,560,334	$ 5,111,047
333,004	596,600	1,084,070	582,668	349,261	495,470
(813,095)	2,004,389	(622,291)	5,524,473	(1,587,200)	3,739,129

1,142,507	5,832,112	4,255,029	12,562,886	1,322,395	9,345,646

(1,581,500)	(3,211,133)	(595,526)	(87,455)	(463,391)	(996,680)
(102)	--	(6,770)	(9,748)	(29,066)	(48,975)
(35,290)	--	(3,043,404)	(6,358,541)	(1,985,224)	(4,074,964)
--	--	--	--	--	--

--	(85,625)	--	--	--	--

(1,616,892)	(3,296,758)	(3,645,700)	(6,455,744)	(2,477,681)	(5,120,619)

41,221,171	17,618,682	80,105,489	9,010,974	10,763,561	12,289,509
--	--	--	--	--	--
--	--	85,690,214	--	--	--
898,899	1,861,128	201,560	304,742	554,938	1,246,757
(39,292,795)	(16,580,118)	(88,591,275)	(16,160,092)	(12,109,683)	(15,647,767)

2,827,275	2,899,692	77,405,988	(6,844,376)	(791,184)	(2,111,501)

2,352,890	5,435,046	78,015,317	(737,234)	(1,946,470)	2,113,526

85,887,431	80,452,385	161,948,842	162,686,076	127,804,961	125,691,435

$ 88,240,321	$ 85,887,431	$ 239,964,159	$ 161,948,842	$ 125,858,491	$ 127,804,961

$ 5,988	$ 282	$ 5,713	$ 20,200	$ (14,885)	--

	Intermediate-Term Bond Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 3,142,572	$ 5,339,336
Net realized gain (loss) on investments	1,301,560	4,820,946
Net realized gain on capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	(817,663)	3,626,022

Change in net assets resulting from operations	3,626,469	13,786,304

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(984,911)	--
Class B Shares	(70)	--
Institutional I Shares	(2,542,078)	(5,348,770)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--

Change in net assets resulting from distributions to shareholders	(3,527,059)	(5,348,770)

SHARE TRANSACTIONS:
Proceeds from sale of shares	140,124,763	14,470,490
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	132,243,372	--
Net asset value of shares issued to shareholders in payment of distributions declared	748,743	1,015,406
Cost of shares redeemed	(142,755,510)	(25,895,409)

Change in net assets resulting from share transactions	130,361,368	(10,409,513)

Change in net assets	130,460,778	(1,971,979)
NET ASSETS:
Beginning of period	128,263,338	130,235,317

End of period	$ 258,724,116	$ 128,263,338

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 142,339	$ --

See Notes which are an integral part of the Financial Statements

Income Fund		Managed Allocation Fund Conservative Growth		Managed Allocation Fund Moderate Growth
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ 4,279,167	$ 11,300,910	$ 45,105	$ 96,199	$ 27,239	105,985
2,563,393	6,723,978	(139,889)	(77,799)	(631,911)	(315,112)
--	--	91,480	91,118	314,512	313,915
(7,327,138)	7,580,938	286,002	(46,651)	2,064,120	(730,035)

(484,578)	25,605,826	282,698	62,867	1,773,960	(625,247)

(204,403)	(501,475)	(36,439)	(80,146)	(51,017)	(99,924)
(29,591)	(59,105)	(9,535)	(16,053)	--	(6,351)
(4,086,196)	(10,782,790)	--	--	--	--

--	--	--	(6,893)	--	(37,351)
--	--	--	(2,117)	--	(10,188)

(4,320,190)	(11,343,370)	(45,974)	(105,209)	(51,017)	(153,814)

13,386,397	42,736,056	1,832,007	4,020,838	8,665,224	10,866,345
--	--	--	--	--	--
2,252,828	6,281,317	45,319	103,430	50,753	153,396
(45,005,849)	(78,807,535)	(778,220)	(749,467)	(1,149,933)	(2,039,764)

(29,366,624)	(29,790,162)	1,099,106	3,374,801	7,566,044	8,979,977

(34,171,392)	(15,527,706)	1,335,830	3,332,459	9,288,987	8,200,916

261,154,561	276,682,267	6,120,531	2,788,072	16,367,303	8,166,387

$ 226,983,169	$ 261,154,561	$ 7,456,361	$ 6,120,531	$ 25,656,290	$ 16,367,303

$ (55,440)	$ --	$ (869)	$ --	$ (23,778)	$ --

	Managed Allocation Fund Aggressive Growth
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (net operating loss)	$ (28,907)	$ (8,232)
Net realized gain (loss) on investments	(365,893)	(191,705)
Net realized gain on capital gain distributions from other investment companies	258,736	273,128
Net change in unrealized appreciation (depreciation) of investments	1,386,868	(798,772)

Change in net assets resulting from operations	1,250,804	(725,581)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--
Distributions from net realized gain on investments
Class A Shares	--	(49,084)
Class B Shares	--	(9,972)

Change in net assets resulting from distributions to shareholders	--	(59,056)

SHARE TRANSACTIONS:
Proceeds from sale of shares	3,560,813	4,428,221
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Blue Chip Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Capital Growth Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	--	58,856
Cost of shares redeemed	(492,127)	(1,340,264)

Change in net assets resulting from share transactions	3,068,686	3,146,813

Change in net assets	4,319,490	2,362,176
NET ASSETS:
Beginning of period	7,233,797	4,871,621

End of period	$ 11,553,287	7,233,797

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (28,907)	$ --

See Notes which are an integral part of the Financial Statements

Balanced Fund		Social Balanced Fund		Equity Income Fund		Large Cap Value Fund
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ 853,695	$ 3,952,280	$ 40,816	$ 87,427	$ 622,429	$ 1,402,253	$ 252,198	$ 349,346
545,627	(35,836,061)	201,893	14,475	(329,152)	(3,249,959)	(110,105)	(6,083,380)
--	--	--	--	--	--	--	--
18,565,882	1,970,609	(97,998)	136,910	8,640,115	(12,928,852)	9,137,613	(1,170,649)

19,965,204	(29,913,172)	144,711	238,812	8,933,392	(14,776,558)	9,279,706	(6,904,683)

(124,031)	(511,208)	--	--	(28,567)	(73,054)	(246,261)	(312,233)
(11,421)	(93,421)	--	--	(44)	--	--	--
(642,366)	(3,584,065)	(38,607)	(87,426)	(532,690)	(1,329,264)	(1,678)	--

--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--

(777,818)	(4,188,694)	(38,607)	(87,426)	(561,301)	(1,402,318)	(247,939)	(312,233)

3,628,883	14,467,491	25,165	1,073,007	4,390,429	13,330,365	53,212,034	24,188,497
--	--	777,071	--	--	--	--	--
--	--	793,521	--	--	--	--	--
--	--	178,629	--	--	--	--	--
769,793	4,151,725	14,036	39,721	63,566	133,871	153,467	207,963
(11,522,735)	(122,982,640)	(1,528,117)	(56,511)	(4,049,153)	(8,611,209)	(43,146,756)	(11,376,874)

(7,124,059)	(104,363,424)	260,305	1,056,217	404,842	4,853,027	10,218,745	13,019,586

12,063,327	(138,465,290)	366,409	1,207,603	8,776,933	(11,325,849)	19,250,512	5,802,670

163,492,312	301,957,602	3,266,722	2,059,119	65,815,195	77,141,044	49,116,620	43,313,950

$ 175,555,639	$ 163,492,312	$ 3,633,131	$ 3,266,722	$ 74,592,128	$ 65,815,195	$ 68,367,132	$ 49,116,620

$ 193,885	$ 153,008	$ 2,193	$ (19)	$ 32,584	$ --	$ 42,840	$ 38,581

	Equity Index Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (net operating loss)	$ 808,187	$ 1,387,337
Net realized gain (loss) on investments	(813,184)	(5,730,755)
Net realized gain on options	--	--
Net change in unrealized appreciation (depreciation) of investments	15,076,652	(9,046,790)

Change in net assets resulting from operations	15,071,655	(13,390,208)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(27,657)	(47,288)
Class B Shares	(9)	--
Institutional I Shares	(725,154)	(1,308,718)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares
--
		--

Change in net assets resulting from distributions to shareholders	(752,820)	(1,356,006)

SHARE TRANSACTIONS:
Proceeds from sale of shares	11,799,896	32,897,355
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Large Cap Core Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	505,428	942,196
Cost of shares redeemed	(10,532,844)	(22,696,852)

Change in net assets resulting from share transactions	1,772,480	11,142,699

Change in net assets	16,091,315	(3,603,515)
NET ASSETS:
Beginning of period	99,592,595	103,196,110

End of period	$ 115,683,910	$ 99,592,595

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 145,561	$ 92,633

See Notes which are an integral part of the Financial Statements

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ 522,983	$ 1,399,248	$ (5,025)	$ (3,635)	$ (328,425)	$ (168,211)
518,159	(385,067)	(480,662)	(2,437,193)	10,406,518	(36,357,014)
--	103,778	--	--	--	(279,219)
39,589,891	(49,517,148)	1,744,730	(102,064)	18,963,529	3,888,601

40,631,033	(48,399,189)	1,259,043	(2,542,892)	29,041,622	(32,915,843)

(53,918)	(9,564)	--	--	--	--
--	--	--	--	--	--
(779,086)	(1,266,800)	--	--	--	--

--	(76,132)	--	--	--	--
--	(16,601)	--	--	--	--
--	(3,323,742)	--	--	--	--

(833,004)	(4,692,839)	--	--	--	--

278,012,034	18,578,323	16,987,380	6,664,113	7,133,477	19,198,442
201,685,917	--	--	--	--	--
90,189,708	--	--	--	--	--
290,754	3,005,167	--	--	--	--
(291,021,851)	(46,579,497)	(14,503,557)	(3,263,017)	(13,260,860)	(35,299,624)

279,156,562	(24,996,007)	2,483,823	3,401,096	(6,127,383)	(16,101,182)

318,954,591	(78,088,035)	3,742,866	858,204	22,914,239	(49,017,025)

174,715,336	252,803,371	17,388,602	16,530,398	135,131,406	184,148,431

$ 493,669,927	$ 174,715,336	$ 21,131,468	$ 17,388,602	$ 158,045,645	135,131,406

$ (181,200)	$ 128,821	$ (5,025)	$ --	$ --	$ 98,290

	Mid Cap Stock Fund
	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (net operating loss)	$ (153,205)	$ (27,910)
Net realized gain (loss) on investments and foreign currency transactions	5,529,299	(7,824,657)
Net realized gain on options	--	--
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	16,812,842	(13,467,468)

Change in net assets resulting from operations	22,188,936	(21,320,035)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--
Distributions from net realized gain on investments and foreign currency transactions	--	--
Class A Shares	--	--
Class B Shares	--	--

Change in net assets resulting from distributions to shareholders	--	--

SHARE TRANSACTIONS:
Proceeds from sale of shares	81,691,046	23,861,115
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Emerging Markets Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	--	--
Cost of shares redeemed	(78,874,825)	(20,022,984)

Change in net assets resulting from share transactions	2,816,221	3,838,131

Change in net assets	25,005,157	(17,481,904)
NET ASSETS:
Beginning of period	103,976,281	121,458,185

End of period	$ 128,981,438	$ 103,976,281

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (153,205)	--

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003	Six Months Ended (unaudited) October 31, 2003	Year Ended April 30, 2003

$ (36,030)	$ (26,845)	$ (192,594)	$ (62,425)	$ (684,295)	$ (721,590)	$ 274,055	$ 514,095
5,482,801	(9,010,723)	8,215,522	3,114,944	27,484,805	(36,188,144)	3,214,994	(3,324,564)
--	--	--	--	--	326,674	--	--
11,434,634	(9,897,667)	35,794,375	(19,010,486)	32,482,989	(16,377,544)	9,953,939	(3,255,305)

16,881,405	(18,881,545)	43,817,303	(15,957,967)	59,283,499	(52,960,604)	13,442,988	(6,065,774)

--	--	--	--	--	--	--	(632,886)
--	--	--	--	--	--	--	(330)
--	(55,557)	--	--	--	--	--	--

--	--	--	(20,803,787)	--	--	--	--
--	--	--	(100,991)	--	--	--	--

--	(55,557)	--	(20,904,778)	--	--	--	(633,216)

4,890,352	7,048,000	147,267,204	32,397,024	50,238,075	39,979,254	88,423,430	29,813,778
--	--	--	--	--	--	5,474,675	--
--	--	--	--	--	--	19,700,015	--
--	21,772	--	19,044,483	--	--	--	281,788
(8,506,173)	(14,019,400)	(147,244,883)	(23,055,650)	(35,610,139)	(34,424,180)	(82,093,481)	(7,093,259)

(3,615,821)	(6,949,628)	22,321	28,385,857	14,627,936	5,555,074	31,504,639	23,002,307

13,265,584	(25,886,730)	43,839,624	(8,476,888)	73,911,435	(47,405,530)	44,947,627	16,303,317

70,257,921	96,144,651	106,921,328	115,398,216	110,921,051	158,326,581	62,114,086	45,810,769

$ 83,523,505	$ 70,257,921	$ 150,760,952	$ 106,921,328	$ 184,832,486	$ 110,921,051	$ 107,061,713	$ 62,114,086

$ --	$ 8,012	$ (192,594)	$ --	$ --	$ --	$ 1,202,122	$ 928,067

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Net Asset Value, end of period

U.S. Treasury Money Market Fund -- Class A Shares
1999	$ 1.00	0.04	(0.04)	$ 1.00
2000	$ 1.00	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00
U.S. Treasury Money Market Fund -- Class S Shares
1999(f)	$ 1.00	0.04	(0.04)	$ 1.00
2000	$ 1.00	0.04	(0.04)	$ 1.00
2001	$ 1.00	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00
U.S. Treasury Money Market Fund -- Institutional I Shares
2003(g)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00
U.S. Treasury Money Market Fund -- Institutional II Shares
2003(g)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00
U.S. Government Money Market Fund -- Class A Shares
1999	$ 1.00	0.05	(0.05)	$ 1.00
2000	$ 1.00	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00
U.S. Government Money Market Fund -- Institutional I Shares
1999	$ 1.00	0.05	(0.05)	$ 1.00
2000	$ 1.00	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.03	(0.03)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00
U.S. Government Money Market Fund -- Institutional II Shares
1999	$ 1.00	0.05	(0.05)	$ 1.00
2000	$ 1.00	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	(0.01)	$ 1.00
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	$ 1.00

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Six months ended October 31, 2003(unaudited).

(d) Represents less than $0.01.

(e) Computed on an annualized basis.

(f) Reflects operations for the period from June 8, 1998(date of initial public investment) to April 30, 1999.

(g) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

(h) Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets
Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

4.54%	0.59%	4.49%	0.08%	$ 498,548

4.71%	0.58%	4.62%	0.08%	$ 423,685

5.60%	0.59%	5.45%	0.09%	$ 790,307

2.38%	0.59%	2.27%	0.09%	$ 741,357

0.93%	0.61%	0.93%	0.09%	$ 622,086

0.14%	0.61%(e)	0.42%(e)	0.17%(e)	$ 188,867

3.77%	0.84%(e)	4.17%(e)	0.08%(e)	$ 21,153

4.45%	0.83%	4.36%	0.08%	$ 20,704

5.34%	0.84%	5.26%	0.09%	$ 21,070

2.12%	0.84%	2.03%	0.09%	$ 26,138

0.68%	0.86%	0.70%	0.09%	$ 18,011

0.12%	0.80%(e)	0.23%(e)	0.24%(e)	$ 23,374

0.09%	0.47%(e)	0.49%(e)	0.44%(e)	$ 313,808

0.08%	0.55%(e)	0.42%(e)	0.37%(e)	$ 560,953

4.75%	0.64%	4.62%	0.84%	$ 104,037

4.92%	0.64%	4.85%	0.84%	$ 120,578

5.75%	0.63%	5.62%	0.83%	$ 119,725

2.39%	0.65%	2.46%	0.85%	$ 79,396

1.02%	0.66%	1.03%	0.83%	$ 70,506

0.24%	0.65%(e)	0.55%(e)	0.19%(e)	$ --(h)

5.00%	0.40%	4.86%	0.59%	$ 1,428,064

5.16%	0.41%	5.05%	0.59%	$ 1,414,772

6.00%	0.40%	5.82%	0.58%	$ 1,243,512

2.63%	0.42%	2.56%	0.60%	$ 1,327,751

1.25%	0.43%	1.26%	0.56%	$ 1,232,568

0.36%	0.42%(e)	0.71%(e)	0.27%(e)	$ 1,312,708

4.95%	0.45%	4.76%	0.56%	$ 142,144

5.08%	0.48%	4.91%	0.59%	$ 84,503

5.92%	0.47%	5.69%	0.58%	$ 166,335

2.55%	0.49%	2.35%	0.60%	$ 262,495

1.18%	0.50%	1.17%	0.56%	$ 259,017

0.32%	0.49%(e)	0.60%(e)	0.32%(e)	$ 1,095,610

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Distributions from| Net Realized Gain on Investments	Total Distributions

Tax Free Money Market Fund -- Class A Shares
1999	$ 1.00	0.03	(0.03)	--	(0.03)
2000	$ 1.00	0.03	(0.03)	--	(0.03)
2001	$ 1.00	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	(0.01)	--	(0.01)
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Tax-Free Money Market Fund -- Institutional I Shares
1999	$ 1.00	0.03	(0.03)	--	(0.03)
2000	$ 1.00	0.03	(0.03)	--	(0.03)
2001	$ 1.00	0.04	(0.04)	--	(0.04)
2002	$ 1.00	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	(0.01)	--	(0.01)
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Tax-Free Money Market Fund -- Institutional II Shares
1999	$ 1.00	0.03	(0.03)	--	(0.03)
2000	$ 1.00	0.03	(0.03)	--	(0.03)
2001	$ 1.00	0.04	(0.04)	--	(0.04)
2002	$ 1.00	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	(0.01)	--	(0.01)
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Money Market Fund -- Class A Shares
1999	$ 1.00	0.05	(0.05)	--	(0.05)
2000	$ 1.00	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.06	(0.06)	--	(0.06)
2002	$ 1.00	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	(0.01)	(0.00)(d)	(0.01)
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Money Market Fund -- Class B Shares
2003(f)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Money Market Fund -- Class S Shares
1999(g)	$ 1.00	0.04	(0.04)	--	(0.04)
2000	$ 1.00	0.05	(0.05)	--	(0.05)
2001	$ 1.00	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	(0.01)	(0.00)(d)	(0.01)
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Money Market Fund -- Institutional Shares
2002(h)	$ 1.00	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	(0.01)	(0.00)(d)	(0.01)
2003(c)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Money Market Fund -- Institutional I Shares
2003(f)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)
Money Market Fund -- Institutional II Shares
2003(f)	$ 1.00	0.00(d)	(0.00)(d)	--	(0.00)(d)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Six months ended October 31, 2003(unaudited).

(d) Represents less than $0.01.

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

(g) Reflects operations for the period from June 8, 1998(date of initial public investment) to April 30, 1999.

(h) Reflects operations for the period from September 4, 2001(date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	2.74%	0.60%	2.66%	0.85%	$ 33,509

$ 1.00	2.94%	0.60%	2.90%	0.85%	$ 45,970

$ 1.00	3.50%	0.59%	3.46%	0.84%	$ 38,358

$ 1.00	1.54%	0.60%	1.49%	0.86%	$ 49,232

$ 1.00	0.77%	0.62%	0.77%	0.92%	$ 40,706

$ 1.00	0.20%	0.61%(e)	0.40%(e)	0.30%(e)	$ 50,821

$ 1.00	2.99%	0.36%	2.95%	0.60%	$ 77,896

$ 1.00	3.17%	0.37%	3.12%	0.60%	$ 63,666

$ 1.00	3.73%	0.36%	3.67%	0.59%	$ 62,052

$ 1.00	1.77%	0.37%	1.73%	0.61%	$ 69,275

$ 1.00	1.00%	0.39%	0.99%	0.60%	$ 96,729

$ 1.00	0.31%	0.39%(e)	0.62%(e)	0.23%(e)	$ 69,240

$ 1.00	2.94%	0.41%	2.87%	0.57%	$ 43,575

$ 1.00	3.10%	0.44%	3.04%	0.60%	$ 35,256

$ 1.00	3.66%	0.43%	3.53%	0.59%	$ 43,993

$ 1.00	1.70%	0.44%	1.74%	0.61%	$ 32,358

$ 1.00	0.93%	0.46%	0.92%	0.61%	$ 48,218

$ 1.00	0.27%	0.47%(e)	0.54%(e)	0.28%(e)	$ 50,483

$ 1.00	4.76%	0.63%	4.64%	0.05%	$ 932,896

$ 1.00	4.95%	0.63%	4.87%	0.05%	$ 1,095,128

$ 1.00	5.85%	0.64%	5.67%	0.05%	$ 1,598,305

$ 1.00	2.41%	0.71%	2.39%	0.18%	$ 1,512,433

$ 1.00	0.92%	0.70%	0.92%	0.25%	$ 1,240,670

$ 1.00	0.22%	0.70%(e)	0.43%(e)	0.34%(e)	$ 1,108,562

$ 1.00	0.02%	1.02%(e)	0.11%(e)	0.66%(e)	$ 229

$ 1.00	3.98%	0.88%(e)	4.42%(e)	0.05%(e)	$ 16,368

$ 1.00	4.69%	0.88%	4.71%	0.05%	$ 48,760

$ 1.00	5.59%	0.89%	5.48%	0.05%	$ 61,450

$ 1.00	2.13%	0.98%	1.96%	0.17%	$ 112,156

$ 1.00	0.61%	1.00%	0.63%	0.20%	$ 81,002

$ 1.00	0.09%	0.97%(e)	0.16%(e)	0.23%(e)	$ 69,727

$ 1.00	1.19%	0.61%(e)	1.55%(e)	0.36%(e)	$ 2,805

$ 1.00	1.02%	0.60%	0.99%	0.35%	$ 2,757

$ 1.00	0.27%	0.60%(e)	0.53%(e)	0.34%(e)	$ 1,936

$ 1.00	0.14%	0.42%(e)	0.71%(e)	0.27%(e)	$ 698,939

$ 1.00	0.13%	0.49%(e)	0.64%(e)	0.27%(e)	$ 401,843

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

Prime Money Market Fund -- Institutional Shares
1998(c)	$ 1.00	0.05	(0.00)(d)	0.05	(0.05)	--	(0.05)
1999(c)	$ 1.00	0.05	(0.00)(d)	0.05	(0.05)	--	(0.05)
2000(c)	$ 1.00	0.05	(0.00)(d)	0.05	(0.05)	--	(0.05)
2001(e)(f)	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(d)	(0.01)
2003(h)	$ 1.00	0.00(d)	--	0.00(d)	(0.00)(d)	--	(0.00)(d)
New York Tax-Free Money Market Fund -- Class A Shares
1999	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2000	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2001	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003(h)	$ 1.00	0.00(d)	--	0.00(d)	(0.00)(d)	--	(0.00)(d)
New York Tax Free Money Market Fund -- Institutional I Shares
2003(i)	$ 1.00	0.00(d)	--	0.00(d)	(0.00)(d)	--	(0.00)(d)
Pennsylvania Tax-Free Money Market Fund -- Institutional I Shares
2002(j)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003(h)	$ 1.00	0.00(d)	--	0.00(d)	(0.00)(d)	--	(0.00)(d)
Pennsylvania Tax-Free Money Market Fund -- Institutional II Shares
2002(k)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003(h)	$ 1.00	0.00(d)	--	0.00(d)	(0.00)(d)	--	(0.00)(d)
Short Duration Government Bond Fund -- Class A Shares
2003(i)	$ 9.72	0.00(d)(l)	0.06	0.06	(0.05)	--	(0.05)
Short Duration Government Bond Fund -- Institutional I Shares
1998(o)	$ 10.00	0.56	(0.04)	0.52	(0.56)	(0.00)(d)	(0.56)
1999(c)	$ 9.96	0.54	(0.13)	0.41	(0.54)	(0.00)(d)	(0.54)
2000(c)	$ 9.83	0.55	(0.14)	0.41	(0.55)	--	(0.55)
2001(e)(f)	$ 9.69	0.50	0.11	0.61	(0.49)	--	(0.49)
2002	$ 9.81	0.62((l)(p)	(0.06)(p)	0.56	(0.57)	--	(0.57)
2003	$ 9.80	0.33(l)	0.16	0.49	(0.44)	--	(0.44)
2003(h)	$ 9.85	0.09(l)	(0.06)	0.03	(0.15)	--	(0.15)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the year ended June 30.

(d) Represents less than $0.01.

(e) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(f) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(g) Computed on an annualized basis.

(h) Six months ended October 31, 2003(unaudited).

(i) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

(j) Reflects operations for the period from May 1, 2001(date of initial public investment) to April 30, 2002.

(k) Reflects operations for the period from May 11, 2001(date of initial public investment) to April 30, 2002.

(l) Based on average shares outstanding.

(m) Represents less than 0.01%.

(n) Represents less than $1,000.

(o) Reflects operations for the period from July 1, 1997(date of initial public investment) to June 30, 1998.

(p) Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, decrease net realized gain/loss per share by $0.05 and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 1.00	5.19%	0.48%	5.14%	0.76%	$ 217,861	--

$ 1.00	4.80%	0.49%	4.68%	0.80%	$ 261,561	--

$ 1.00	5.46%	0.47%	5.34%	0.70%	$ 282,014	--

$ 1.00	4.81%	0.53%(g)	5.76%(g)	0.21%(g)	$ 186,013	--

$ 1.00	2.63%	0.41%	2.54%	0.30%	$ 218,819	--

$ 1.00	1.21%	0.40%	1.20%	0.30%	$ 248,812	--

$ 1.00	0.36%	0.42%(g)	0.68%(g)	0.39%(g)	$ 283,367	--

$ 1.00	2.75%	0.58%	2.69%	0.14%	$ 110,291	--

$ 1.00	2.97%	0.60%	3.00%	0.09%	$ 172,791	--

$ 1.00	3.52%	0.62%	3.44%	0.09%	$ 158,359	--

$ 1.00	1.62%	0.63%	1.59%	0.09%	$ 187,043	--

$ 1.00	0.86%	0.61%	0.86%	0.09%	$ 191,859	--

$ 1.00	0.23%	0.62%(g)	0.46%(g)	0.17%(g)	$ 154,605	--

$ 1.00	0.03%	0.64%(g)	0.43%(g)	0.30%(g)	$ 36,648	--

$ 1.00	1.54%	0.57%	1.51%	0.19%	$ 24,051	--

$ 1.00	0.86%	0.58%	0.88%	0.43%	$ 13,453	--

$ 1.00	0.22%	0.62%(g)	0.42%(g)	0.56%(g)	$ 15,478	--

$ 1.00	1.46%	0.57%	1.45%	0.29%	$ 2,068	--

$ 1.00	0.86%	0.58%	0.83%	0 .73%	$ 3,439	--

$ 1.00	0.22%	0.56%(g)	0.49%(g)	0.71%(g)	$ 718	--

$ 9.73	0.62%	0.79%(g)	0.24%(g)	0.26%(g)	$ 8,949	70%

$ 9.96	5.39%	0.65%(g)	5.58%(g)	1.18%(g)	$ 29,360	482%

$ 9.83	4.25%	0.59%	5.51%	1.03%	$ 52,041	519%

$ 9.69	4.31%	0.61%	5.77%	0.94%	$ 73,140	237%

$ 9.81	6.47%	0.71%(g)	6.05%(g)	0.21%(g)	$ 56,282	158%

$ 9.80	5.87%	0.63%	4.55%(p)	0.27%	$ 89,014	89%

$ 9.85	5.05%	0.69%	3.33%	0.40%	$ 117,333	96%

$ 9.73	0.26%	0.71%(g)	1.90%(g)	0.26%(g)	$ 159,847	70%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

Short-Term Corporate Bond Fund -- Class A Shares
2003(c)	$ 9.91	0.11	0.01	0.12	(0.11)	--	(0.11)
Short-Term Corporate Fund -- Class B Shares
2003(c)	$ 9.91	0.08	0.01	0.09	(0.08)	--	(0.08)
Short-Term Corporate Bond Fund -- Institutional I Shares
1999	$ 9.95	0.51	(0.01)	0.50	(0.51)	--	(0.51)
2000	$ 9.94	0.50	(0.30)	0.20	(0.50)	(0.01)	(0.51)
2001	$ 9.63	0.55	0.36	0.91	(0.55)	--	(0.55)
2002	$ 9.99	0.45	(0.19)	0.26	(0.45)	--	(0.45)
2003	$ 9.80	0.34	0.19	0.53	(0.35)	--	(0.35)
2003(e)	$ 9.98	0.13	(0.05)	0.08	(0.14)	--	(0.14)
U.S. Government Bond Fund -- Class A Shares
1999	$ 9.61	0.58	(0.08)	0.50	(0.58)	(0.02)	(0.60)
2000	$ 9.51	0.59	(0.49)	0.10	(0.59)	--	(0.59)
2001	$ 9.02	0.59	0.41	1.00	(0.58)	--	(0.58)
2002	$ 9.44	0.59(f)	0.03(f)	0.62	(0.57)	--	(0.57)
2003	$ 9.49	0.43(g)	0.43	0.86	(0.50)	--	(0.50)
2003(e)	$ 9.85	0.17(g)	(0.17)	(0.00)	(0.22)	--	(0.22)
U.S. Government Bond Fund -- Class B Shares
2003(h)	$ 9.56	0.02(g)	0.20	0.22	(0.15)	--	(0.15)
U.S. Government Bond Fund Institutional I Shares
2003(h)	$ 9.56	0.04(g)	0.24	0.28	(0.21)	--	(0.21)
New York Municipal Bond Fund -- Class A Shares
1999	$ 10.42	0.46	0.19	0.65	(0.46)	(0.09)	(0.55)
2000	$ 10.52	0.46	(0.75)	(0.29)	(0.46)	(0.05)	(0.51)
2001	$ 9.72	0.45	0.52	0.97	(0.45)	--	(0.45)
2002	$ 10.24	0.41(i)	0.17(i)	0.58	(0.41)	--	(0.41)
2003	$ 10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)
2003(e)	$ 10.74	0.20(g)	(0.05)	0.15	(0.20)	--	(0.20)
New York Municipal Bond Fund -- Class B Shares
2003(h)	$ 10.45	0.06(g)	0.31	0.37	(0.13)	--	(0.13)
New York Municipal Bond Fund Institutional I Shares
2003(h)	$ 10.45	0.08(g)	0.33	0.41	(0.17)	--	(0.17)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Reflects operations for the period from August 25, 2003(date of initial public investment) to October 31, 2003.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2003(unaudited).

(f) Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change has no effect on the net investment income per share or net realized gain/loss per share but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(g) Based on average shares outstanding.

(h) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

(i) Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized gain/loss on investment per share but increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.92	0.42%	1.15%(d)	2.09%(d)	0.12%(d)	$ 36	43%

$ 9.92	0.32%	1.88%(d)	1.51%(d)	0.04%(d)	$ 5	43%

$ 9.94	5.15%	0.97%	5.14%	0.14%	$ 111,127	91%

$ 9.63	2.01%	0.97%	5.09%	0.14%	$ 92,185	66%

$ 9.99	9.70%	0.97%	5.52%	0.14%	$ 76,090	107%

$ 9.80	2.65%	0.97%	4.54%	0.16%	$ 71,193	79%

$ 9.98	5.44%	1.00%	3.49%	0.16%	$ 59,765	170%

$ 9.92	0.78%	1.02%(d)	2.65%(d)	0.17%(d)	$ 62,706	43%

$ 9.51	5.31%	0.92%	5.95%	0.05%	$ 64,100	68%

$ 9.02	1.11%	0.93%	6.36%	0.05%	$ 60,165	46%

$ 9.44	11.43%	0.95%	6.27%	0.03%	$ 88,980	47%

$ 9.49	6.72%	0.96%	4.84%(f)	--	$ 116,350	41%

$ 9.85	9.20%	0.95%	4.41%	--	$ 144,210	68%

$ 9.63	(0.05)%	0.93%(d)	3.45%(d)	0.08%(d)	$ 64,294	25%

$ 9.63	1.14%	1.91%(d)	1.19%(d)	--	$ 98	25%

$ 9.63	1.59%	0.95%(d)	2.15%(d)	0.21%(d)	$ 182,830	25%

$ 10.52	6.37%	0.82%	4.38%	0.20%	$ 52,860	44%

$ 9.72	(2.71)%	0.85%	4.60%	0.20%	$ 48,081	34%

$ 10.24	10.11%	0.88%	4.36%	0.14%	$ 74,851	50%

$ 10.41	5.74%	0.83%	3.98%(i)	0.09%	$ 80,452	46%

$ 10.74	7.29%	0.86%	3.85%	0.09%	$ 85,887	50%

$ 10.69	1.39%	0.87%(d)	3.69%(d)	0.11%(d)	$ 59,311	16%

$ 10.69	2.76%	1.84%(d)	2.89%(d)	0.11%(d)	$ 35	16%

$ 10.69	2.92%	0.87%(d)	4.07%(d)	0.08%(d)	$ 28,894	16%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

Pennsylvania Municipal Bond Fund -- Class A Shares
1999	$ 10.13	0.39	0.15	0.54	(0.39)	(0.06)	(0.45)
2000	$ 10.22	0.40	(0.80)	(0.40)	(0.40)	(0.04)	(0.44)
2001	$ 9.38	0.41	0.42	0.83	(0.41)	--	(0.41)
2002	$ 9.80	0.41	0.27	0.68	(0.41)	--	(0.41)
2003	$ 10.07	0.39	0.38	0.77	(0.39)	--	(0.39)
2003(c)	$ 10.45	0.19	(0.04)	0.15	(0.19)	--	(0.19)
Pennsylvania Municipal Bond Fund -- Class B Shares
2000(e)	$ 9.71	1.20	(0.28)	0.92	(1.20)	(0.04)	(1.24)
2001	$ 9.39	0.34	0.43	0.77	(0.34)	--	(0.34)
2002	$ 9.82	0.34	0.27	0.61	(0.34)	--	(0.34)
2003	$ 10.09	0.32	0.38	0.70	(0.32)	--	(0.32)
2003(c)	$ 10.47	0.16	(0.07)	0.09	(0.15)	--	(0.15)
Pennsylvania Municipal Bond Fund -- Institutional I Shares
1999	$ 10.14	0.41	0.15	0.56	(0.41)	(0.06)	(0.47)
2000	$ 10.23	0.42	(0.81)	(0.39)	(0.42)	(0.04)	(0.46)
2001	$ 9.38	0.42	0.43	0.85	(0.42)	--	(0.42)
2002	$ 9.81	0.42	0.27	0.69	(0.42)	--	(0.42)
2003	$ 10.08	0.41	0.38	0.79	(0.41)	--	(0.41)
2003(c)	$ 10.46	0.20	(0.05)	0.15	(0.20)	--	(0.20)
Maryland Municipal Bond Fund -- Class A Shares
1999	$ 10.14	0.43	0.14	0.57	(0.43)	(0.07)	(0.50)
2000	$ 10.21	0.43	(0.69)	(0.26)	(0.43)	(0.04)	(0.47)
2001	$ 9.48	0.43	0.42	0.85	(0.43)	--	(0.43)
2002	$ 9.90	0.42	0.18	0.60	(0.42)	--	(0.42)
2003	$ 10.08	0.40	0.34	0.74	(0.40)	--	(0.40)
2003(c)	$ 10.42	0.20	(0.09)	0.11	(0.20)	--	(0.20)
Maryland Municipal Bond Fund -- Class B Shares
2000(e)	$ 9.75	1.51	(0.23)	1.28	(1.51)	(0.04)	(1.55)
2001	$ 9.48	0.36	0.43	0.79	(0.36)	--	(0.36)
2002	$ 9.91	0.35	0.18	0.53	(0.35)	--	(0.35)
2003	$ 10.09	0.33	0.34	0.67	(0.33)	--	(0.33)
2003(c)	$ 10.43	0.17	(0.09)	0.08	(0.16)	--	(0.16)
Maryland Municipal Bond Fund -- Institutional I Shares
1999	$ 10.14	0.45	0.14	0.59	(0.45)	(0.07)	(0.52)
2000	$ 10.21	0.44	(0.69)	(0.25)	(0.44)	(0.04)	(0.48)
2001	$ 9.48	0.44	0.43	0.87	(0.44)	--	(0.44)
2002	$ 9.91	0.43	0.18	0.61	(0.43)	--	(0.43)
2003	$ 10.09	0.42	0.34	0.76	(0.42)	--	(0.42)
2003(c)	$ 10.43	0.21	(0.09)	0.12	(0.21)	--	(0.21)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Six months ended October 31, 2003(unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from September 1, 1999(date of initial public investment) to April 30, 2000.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.22	5.39%	1.10%	3.84%	0.20%	$ 3,820	43%

$ 9.38	(3.95)%	1.09%	4.23%	0.20%	$ 3,036	31%

$ 9.80	8.99%	1.09%	4.24%	0.20%	$ 2,603	26%

$ 10.07	7.03%	1.09%	4.08%	0.21%	$ 2,177	16%

$ 10.45	7.77%	1.17%	3.79%	0.82%	$ 2,880	12%

$ 10.41	1.45%	1.20%(d)	3.56%(d)	0.25%(d)	$ 11,729	3%

$ 9.39	9.37%	1.84%(d)	3.63%(d)	--	$ 188	31%

$ 9.82	8.30%	1.84%	3.52%	--	$ 76	26%

$ 10.09	6.26%	1.84%	3.33%	0.01%	$ 176	16%

$ 10.47	7.03%	1.82%	3.08%	4.88%	$ 421	12%

$ 10.41	0.91%	1.81%(d)	3.10%(d)	2.07%(d)	$ 519	3%

$ 10.23	5.56%	0.92%	4.01%	0.08%	$ 224,480	43%

$ 9.38	(3.88)%	0.96%	4.32%	0.04%	$ 160,664	31%

$ 9.81	9.25%	0.96%	4.38%	0.04%	$ 160,833	26%

$ 10.08	7.18%	0.95%	4.22%	0.05%	$ 160,333	16%

$ 10.46	7.96%	0.99%	3.97%	--	$ 158,648	12%

$ 10.41	1.44%	0.96%(d)	3.98%(d)	0.06%(d)	$ 227,716	3%

$ 10.21	5.69%	0.93%	4.18%	0.36%	$ 32,395	31%

$ 9.48	(2.50)%	0.94%	4.43%	0.36%	$ 25,924	24%

$ 9.90	9.09%	0.94%	4.38%	0.36%	$ 24,671	29%

$ 10.08	6.13%	0.94%	4.16%	0.37%	$ 26,666	9%

$ 10.42	7.47%	1.02%	3.89%	0.36%	$ 25,233	18%

$ 10.33	1.03%	0.99%(d)	3.92%(d)	0.28%(d)	$ 22,602	9%

$ 9.48	13.17%	1.68%(d)	3.82%(d)	0.17%(d)	$ 50	24%

$ 9.91	8.47%	1.69%	3.57%	0.16%	$ 745	29%

$ 10.09	5.37%	1.69%	3.40%	0.17%	$ 1,266	9%

$ 10.43	6.72%	1.72%	3.18%	1.17%	$ 1,775	18%

$ 10.35	0.77%	1.71%(d)	3.19%(d)	0.69%(d)	$ 1,900	9%

$ 10.21	5.86%	0.76%	4.35%	0.23%	$ 95,046	31%

$ 9.48	(2.37)%	0.81%	4.57%	0.19%	$ 87,845	24%

$ 9.91	9.34%	0.81%	4.50%	0.19%	$ 90,210	29%

$ 10.09	6.27%	0.81%	4.29%	0.20%	$ 97,759	9%

$ 10.43	7.66%	0.84%	4.07%	0.17%	$ 100,797	18%

$ 10.34	1.12%	0.85%(d)	4.06%(d)	0.22%(d)	$ 101,356	9%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

Intermediate Term Bond Fund -- Class A Shares
2003(c)	$ 10.27	0.07(d)	0.21	0.27	(0.18)	--	(0.18)
Intermediate Term Bond Fund -- Class B Shares
2003(c)	$ 10.27	0.06(d)	0.17	0.22	(0.13)	--	(0.13)
Intermediate-Term Bond Fund -- Institutional I Shares
1999	$ 10.00	0.55	(0.02)	0.53	(0.55)	(0.05)	(0.60)
2000	$ 9.93	0.53	(0.50)	0.03	(0.53)	(0.01)	(0.54)
2001	$ 9.42	0.55	0.43	0.98	(0.55)	--	(0.55)
2002	$ 9.85	0.51	(0.01)	0.50	(0.51)	--	(0.51)
2003	$ 9.84	0.42	0.66	1.08	(0.42)	--	(0.42)
2003(f)	$ 10.50	0.18(d)	(0.12)	0.06	(0.20)	--	(0.20)
Income Fund -- Class A Shares
1999	$ 10.37	0.58	(0.16)	0.42	(0.59)	--	(0.59)
2000	$ 10.20	0.56	(0.58)	(0.02)	(0.56)	--	(0.56)
2001	$ 9.62	0.58	0.47	1.05	(0.59)	--	(0.59)
2002	$ 10.08	0.54	0.09	0.63	(0.53)	(0.02)	(0.55)
2003	$ 10.16	0.42	0.54	0.96	(0.42)	--	(0.42)
2003(f)	$ 10.70	0.18	(0.22)	(0.04)	(0.18)	--	(0.18)
Income Fund -- Class B Shares
1999(g)	$ 10.40	0.35	(0.32)	0.03	(0.35)	--	(0.35)
2000	$ 10.08	0.48	(0.57)	(0.09)	(0.48)	--	(0.48)
2001	$ 9.51	0.51	0.45	0.96	(0.51)	--	(0.51)
2002	$ 9.96	0.45	0.09	0.54	(0.45)	(0.02)	(0.47)
2003	$ 10.03	0.34	0.54	0.88	(0.34)	--	(0.34)
2003(f)	$ 10.57	0.14	(0.22)	(0.08)	(0.14)	--	(0.14)
Income Fund -- Institutional I Shares
1999	$ 10.25	0.59	(0.17)	0.42	(0.59)	--	(0.59)
2000	$ 10.08	0.56	(0.57)	(0.01)	(0.56)	--	(0.56)
2001	$ 9.51	0.60	0.45	1.05	(0.60)	--	(0.60)
2002	$ 9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)
2003	$ 10.03	0.43	0.54	0.97	(0.43)	--	(0.43)
2003(f)	$ 10.57	0.19	(0.22)	(0.03)	(0.19)	--	(0.19)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

(d) Based on average shares outstanding.

(e) Computed on an annualized basis.

(f) Six months ended October 31, 2003(unaudited).

(g) Reflects operations for the period from September 14, 1998(date of initial public investment) to April 30, 1999.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.36	1.14%	0.84%(e)	2.99%(e)	0.11%(e)	$ 7,994	256%

$ 10.36	0.90%	1.68%(e)	2.47%(e)	0.22%(e)	$ 15	256%

$ 9.93	5.40%	0.77%	5.49%	0.18%	$ 100,419	53%

$ 9.42	0.32%	0.81%	5.52%	0.15%	$ 114,554	29%

$ 9.85	10.72%	0.80%	5.75%	0.15%	$ 129,531	36%

$ 9.84	5.18%	0.82%	5.11%	0.15%	$ 130,235	83%

$ 10.50	11.20%	0.84%	4.14%	0.12%	$ 128,263	259%

$ 10.36	0.68%	0.85%(e)	3.34%(e)	0.20%(e)	$ 250,715	256%

$ 10.20	4.08%	0.95%	5.59%	0.29%	$ 8,573	50%

$ 9.62	(0.18)%	0.95%	5.67%	0.29%	$ 5,830	328%

$ 10.08	11.19%	0.95%	5.97%	0.29%	$ 8,991	340%

$ 10.16	6.30%	0.96%	5.13%	0.30%	$ 11,459	143%

$ 10.70	9.59%	1.03%	3.97%	0.42%	$ 12,430	276%

$ 10.48	(0.37)%	1.03%(e)	3.37%(e)	0.35%(e)	$ 11,923	125%

$ 10.08	0.35%	1.70%(e)	4.71%(e)	0.09%(e)	$ 280	50%

$ 9.51	(0.85)%	1.71%	4.97%	0.09%	$ 429	328%

$ 9.96	10.35%	1.70%	5.19%	0.09%	$ 705	340%

$ 10.03	5.44%	1.71%	4.35%	0.09%	$ 1,421	143%

$ 10.57	8.90%	1.73%	3.25%	0.99%	$ 2,086	276%

$ 10.35	(0.75)%	1.73%(e)	2.67%(e)	0.54%(e)	$ 2,146	125%

$ 10.08	4.22%	0.78%	5.77%	0.16%	$ 356,482	50%

$ 9.51	(0.01)%	0.82%	5.82%	0.12%	$ 343,260	328%

$ 9.96	11.28%	0.82%	6.09%	0.12%	$ 372,036	340%

$ 10.03	6.33%	0.83%	5.32%	0.13%	$ 263,802	143%

$ 10.57	9.86%	0.85%	4.17%	0.08%	$ 246,639	276%

$ 10.35	(0.30)%	0.85%(e)	3.55%(e)	0.11%(e)	$ 212,914	125%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments

Managed Allocation Fund -- Conservative Growth -- Class A Shares
1999(c)	$ 10.00	0.07	0.15	0.22	(0.07)	--	--
2000(e)	$ 10.15	0.25	0.24	0.49	(0.25)	--	(0.00)(f)
2001(g)(h)	$ 10.39	0.19(i)	(0.10)	0.09	(0.20)	--	(0.39)
2002	$ 9.89	0.32(i)	(0.17)	0.15	(0.30)	--	--
2003	$ 9.74	0.23	(0.23)	0.00(f)	(0.23)	--	(0.02)
2003(j)	$ 9.49	0.08	0.35	0.43	(0.08)	--	--
Managed Allocation Fund -- Conservative Growth -- Class B Shares
2003	$ 9.74	0.15	(0.25)	(0.10)	(0.16)	--	(0.02)
2003(j)	$ 9.46	0.04	0.35	0.39	(0.04)	--	--
Managed Allocation Fund -- Moderate Growth -- Class A Shares
1999(k)	$ 10.00	0.04	0.56	0.60	(0.04)	--	--
2000(e)	$ 10.56	0.18	0.54	0.72	(0.18)	--	(0.01)
2001(g)(h)	$ 11.09	0.14	(0.48)	(0.34)	(0.14)	--	(0.49)
2002	$ 10.12	0.15	(0.39)	(0.24)	(0.16)	--	(0.02)
2003	$ 9.70	0.10	(0.87)	(0.77)	(0.10)	--	(0.03)
2003(j)	$ 8.80	0.03	0.81	0.84	(0.04)	--	--
Managed Allocation Fund -- Moderate Growth -- Class B Shares
2003	$ 9.70	0.03	(0.90)	(0.87)	(0.03)	--	(0.03)
2003(j)	$ 8.77	(0.01)	0.81	0.80	--	--	--
Managed Allocation Fund -- Aggressive Growth -- Class A Shares
1999(l)	$ 10.00	0.02	0.77	0.79	(0.02)	--	--
2000(e)	$ 10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(f)
2001(g)(h)	$ 11.49	0.07	(0.89)	(0.82)	(0.07)	--	(0.34)
2002	$ 10.26	0.02	(0.63)	(0.61)	(0.02)	--	(0.14)
2003	$ 9.49	0.00(f)	(1.41)	(1.41)	--	--	(0.08)
2003(j)	$ 8.00	(0.02)(i)	1.23	1.21	--	--	--
Managed Allocation Fund -- Aggressive Growth -- Class B Shares
2003	$ 9.49	(0.04)	(1.44)	(1.48)	--	--	(0.08)
2003(j)	$ 7.93	(0.05)	1.21	1.16	--	--	--
Balanced Fund -- Class A Shares
1999	$ 13.20	0.26	2.02	2.28	(0.26)
--
							(0.63)
2000	$ 14.59	0.28	2.88	3.16	(0.25)
--
							(0.66)
2001	$ 16.84	0.32	(1.48)	(1.16)	(0.33)
--
							(0.95)
2002	$ 14.40	0.24	(1.52)	(1.28)	(0.26)
--
							--
2003	$ 12.86	0.19	(1.32)	(1.13)	(0.18)
--
							--
2003(j)	$ 11.55	0.06	1.37	1.43	(0.05)
--
							--
Balanced Fund -- Class b Shares
1999(m)	$ 12.58	0.16	2.67	2.83	(0.18)
--
							(0.63)
2000	$ 14.60	0.16	2.87	3.03	(0.15)
--
							(0.66)
2001	$ 16.82	0.20	(1.47)	(1.27)	(0.22)
--
							(0.95)
2002	$ 14.38	0.14	(1.52)	(1.38)	(0.16)
--
							--
2003	$ 12.84	0.10	(1.30)	(1.20)	(0.09)
--
							--
2003(j)	$ 11.55	0.01	1.36	1.37	(0.01)
--
							--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from February 3, 1999(date of initial public investment) to June 30, 2000.

(d) Computed on an annualized basis.

(e) Reflects operations for the year ended June 30.

(f) Represents less than $0.01.

(g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(h) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(i) Based on average shares outstanding.

(j) Six months ended October 31, 2003(unaudited).

(k) Reflects operations for the period from February 4, 1999(date of initial public investment) to June 30, 2000.

(l) Reflects operations for the period from February 18, 1999(date of initial public investment) to June 30, 2000.

(m) Reflects operations for the period from September 14, 1998(date of initial public investment) to April 30, 1999.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.07)	$ 10.15	2.21%	1.79%(d)	2.57%(d)	92.41%(d)	$ 150	2%

(0.25)	$ 10.39	4.94%	1.65%	2.19%	25.56%	$ 311	28%

(0.59)	$ 9.89	0.94%	1.38%(d)	2.71%(d)	17.68%(d)	$ 448	91%

(0.30)	$ 9.74	1.60%	1.00%	3.28%	1.75%	$ 2,788	19%

(0.25)	$ 9.49	0.03%	1.00%	2.49%	1.11%	$ 4,120	11%

(0.08)	$ 9.84	4.53%	1.00%(d)	1.60%(d)	0.38%(d)	$ 4,559	12%

(0.18)	$ 9.46	(1.02)%	2.00%	1.43%	1.11%	$ 2,000	11%

(0.04)	$ 9.81	4.12%	1.80%(d)	0.77%(d)	0.46%(d)	$ 2,898	12%

(0.04)	$ 10.56	6.02%	1.76%(d)	1.17%(d)	36.79%(d)	$ 285	6%

(0.19)	$ 11.09	6.81%	1.64%	1.09%	7.85%	$ 1,214	32%

(0.63)	$ 10.12	(3.18)%	1.39%(d)	1.70%(d)	3.73%(d)	$ 1,920	76%

(0.18)	$ 9.70	(2.39)%	1.00%	1.63%	0.67%	$ 8,166	2%

(0.13)	$ 8.80	(7.89)%	1.00%	1.14%	0.38%	$ 10,922	10%

(0.04)	$ 9.60	9.50%	0.99%(d)	0.57%(d)	0.07%(d)	$ 16,471	19%

(0.06)	$ 8.77	(8.91)%	2.00%	0.11%	0.38%	$ 5,445	10%

--	$ 9.57	9.12%	1.87%(d)	(0.31)%(d)	0.07%(d)	$ 9,185	19%

(0.02)	$ 10.77	7.87%	1.81%(d)	0.07%(d)	51.10%(d)	$ 218	0%

(0.14)	$ 11.49	8.00%	1.64%	0.26%	9.53%	$ 1,352	28%

(0.41)	$ 10.26	(7.35)%	1.40%(d)	0.76%(d)	3.43%(d)	$ 1,634	72%

(0.16)	$ 9.49	(5.92)%	1.00%	0.23%	1.22%	$ 4,872	4%

(0.08)	$ 8.00	(14.78)%	1.00%	0.03%	1.16%	$ 5,421	11%

--	$ 9.21	15.13%	1.00%(d)	(0.39)%(d)	0.45%(d)	$ 8,077	5%

(0.08)	$ 7.93	(15.62)%	2.00%	(1.07)%	1.16%	$ 1,813	11%

--	$ 9.09	9.51%	1.79%(d)	(1.19)%(d)	0.52%(d)	$ 3,476	5%

(0.89)	$ 14.59	17.97%	1.01%	1.94%	0.39%	$ 26,927	57%

(0.91)	$ 16.84	22.26%	1.01%	1.84%	0.39%	$ 43,098	54%

(1.28)	$ 14.40	(7.06)%	1.02%	2.08%	0.39%	$ 43,644	36%

(0.26)	$ 12.86	(8.97)%	1.01%	1.78%	0.40%	$ 39,276	50%

(0.18)	$ 11.55	(8.71)%	1.10%	1.61%	0.54%	$ 30,238	84%

(0.05)	$ 12.93	12.38%	1.09%(d)	0.91%(d)	0.26%(d)	$ 32,352	35%

(0.81)	$ 14.60	23.13%	1.75%(d)	0.99%(d)	0.09%(d)	$ 2,479	57%

(0.81)	$ 16.82	21.32%	1.77%	1.10%	0.09%	$ 10,991	54%

(1.17)	$ 14.38	(7.78)%	1.77%	1.35%	0.09%	$ 14,827	36%

(0.16)	$ 12.84	(9.66)%	1.76%	1.03%	0.10%	$ 13,956	50%

(0.09)	$ 11.55	(9.31)%	1.80%	0.91%	0.42%	$ 11,203	84%

(0.01)	$ 12.91	11.88%	1.79%(d)	0.21%(d)	0.09%(d)	$ 12,365	35%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Balanced Fund -- Institutional I Shares
1999	$ 13.24	0.28	2.03	2.31	(0.28)	(0.63)
2000	$ 14.64	0.28	2.90	3.18	(0.26)	(0.66)
2001	$ 16.90	0.35	(1.48)	(1.13)	(0.35)	(0.95)
2002	$ 14.47	0.26	(1.55)	(1.29)	(0.27)	--
2003	$ 12.91	0.21	(1.32)	(1.11)	(0.22)	--
2003(c)	$ 11.58	0.07	1.37	1.44	(0.06)	--
Social Balanced Fund -- Institutional I Shares
2002(e)	$ 10.00	0.33	(0.21)	0.12	(0.33)	--
2003	$ 9.79	0.34	0.65	0.99	(0.34)	(0.00)(f)
2003(c)	$ 10.44	0.12(g)	0.22	0.34	(0.11)	--
Equity Income Fund -- Class A Shares
1999	$ 12.52	0.23	0.21	0.44	(0.23)	(0.69)
2000	$ 12.04	0.22	0.38	0.60	(0.22)	(0.43)
2001	$ 11.99	0.19	0.42	0.61	(0.19)	(1.08)
2002	$ 11.33	0.15	(0.99)	(0.84)	(0.15)	(0.05)
2003	$ 10.29	0.17	(2.16)	(1.99)	(0.14)	--
2003(c)	$ 8.16	0.07	1.02	1.09	(0.05)	--
Equity Income Fund -- Class B Shares
2003(h)	$ 8.71	0.01	0.49	0.50	(0.04)	--
Equity Income Fund -- Institutional I Shares
1999	$ 12.52	0.25	0.22	0.47	(0.25)	(0.69)
2000	$ 12.05	0.20	0.38	0.58	(0.20)	(0.43)
2001	$ 12.00	0.20	0.42	0.62	(0.20)	(1.08)
2002	$ 11.34	0.16	(0.99)	(0.83)	(0.16)	(0.05)
2003	$ 10.30	0.18	(2.16)	(1.98)	(0.18)	--
2003(c)	$ 8.14	0.08	1.02	1.10	(0.07)	--
Large Cap Value Fund - Class A Shares
1999	$ 11.47	0.19	0.78	0.97	(0.19)	(0.01)
2000	$ 12.24	0.18	(0.94)	(0.76)	(0.18)	(0.16)
2001	$ 11.14	0.09(g)	1.24	1.33	(0.09)	(0.42)
2002	$ 11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)
2003	$ 10.31	0.07	(1.91)	(1.84)	(0.06)	--
2003(c)	$ 8.41	0.04	1.44	1.48	(0.04)	--
Large Cap Value Fund - Class B Shares
2000(i)	$ 11.18	0.05	0.12	0.17	(0.06)	(0.16)
2001	$ 11.13	(0.04)(g)	1.24	1.20	(0.01)	(0.42)
2002	$ 11.90	(0.01)	(1.52)	(1.53)	--	(0.16)
2003	$ 10.21	(0.02)	(1.87)	(1.89)	--	--
2003(c)	$ 8.32	--	1.42	1.42	--	--
Large Cap Value Fund - Institutional I Shares
2003(j)	$ 9.26	0.03	0.59	0.62	(0.02)	--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(net operating loss) ratios shown above.

(c) Six months ended October 31, 2003(unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from May 29, 2001(date of initial public investment) to April 30, 2002.

(f) Represents less than $0.01.

(g) Based on average shares outstanding.

(h) Reflects operations for the period from August 25, 2003(date of initial public investment) to October 31, 2003.

(i) Reflects operations for the period from December 10, 1999(date of initial public investment) to April 30, 2000.

(j) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.91)	$ 14.64	18.17%	0.85%	2.12%	0.15%	$ 118,395	57%

(0.92)	$ 16.90	22.39%	0.90%	1.95%	0.10%	$ 348,332	54%

(1.30)	$ 14.47	(6.93)%	0.91%	2.18%	0.10%	$ 300,818	36%

(0.27)	$ 12.91	(8.98)%	0.91%	1.88%	0.10%	$ 248,726	50%

(0.22)	$ 11.58	(8.52)%	0.94%	1.80%	0.04%	$ 122,051	84%

(0.06)	$ 12.96	12.47%	0.93%(d)	1.07%(d)	0.13%(d)	$ 130,839	35%

(0.33)	$ 9.79	1.18%	0.83%(d)	3.53%(d)	0.56%(d)	$ 2,059	260%

(0.34)	$ 10.44	10.25%	0.87%	3.28%	2.64%	$ 3,267	82%

(0.11)	$ 10.67	3.25%	1.09%(d)	2.32%(d)	1.24%(d)	$ 3,633	26%

(0.92)	$ 12.04	3.92%	1.08%	1.93%	0.36%	$ 3,659	56%

(0.65)	$ 11.99	5.29%	1.09%	1.72%	0.36%	$ 3,353	41%

(1.27)	$ 11.33	5.33%	1.10%	1.62%	0.36%	$ 4,193	21%

(0.20)	$ 10.29	(7.43)%	1.10%	1.41%	0.38%	$ 5,136	43%

(0.14)	$ 8.16	(19.38)%	1.18%	1.99%	0.81%	$ 4,388	28%

(0.05)	$ 9.20	13.41%	1.17%(d)	1.57%(d)	0.27%(d)	$ 5,010	16%

(0.04)	$ 9.17	5.54%	1.91%(d)	0.32%(d)	0.07%(d)	$ 25	16%

(0.94)	$ 12.05	4.17%	0.91%	2.10%	0.13%	$ 101,104	56%

(0.63)	$ 12.00	5.40%	0.98%	1.83%	0.07%	$ 83,473	41%

(1.28)	$ 11.34	5.42%	0.99%	1.70%	0.07%	$ 78,666	21%

(0.21)	$ 10.30	(7.34)%	1.00%	1.52%	0.08%	$ 72,005	43%

(0.18)	$ 8.14	(19.21)%	1.02%	2.16%	0.09%	$ 61,427	28%

(0.07)	$ 9.17	13.55%	1.03%(d)	1.72%(d)	0.15%(d)	$ 69,558	16%

(0.20)	$ 12.24	8.59%	1.02%	1.67%	--	$ 45,582	55%

(0.34)	$ 11.14	(6.15)%	0.99%	1.53%	--	$ 30,721	88%

(0.51)	$ 11.96	12.36%	1.15%	0.77%	--	$ 37,847	80%

(0.22)	$ 10.31	(11.99)%	1.13%	0.56%	--	$ 42,697	63%

(0.06)	$ 8.41	(17.80)%	1.12%	0.86%	--	$ 48,665	32%

(0.04)	$ 9.85	17.61%	1.07%(d)	0.85%(d)	0.06%(d)	$ 29,753	13%

(0.22)	$ 11.13	1.62%	1.99%(d)	0.17%(d)	--	$ 10	88%

(0.43)	$ 11.90	11.11%	2.15%	(0.38)%	--	$ 229	80%

(0.16)	$ 10.21	(12.88)%	2.13%	(0.47)%	--	$ 617	63%

--	$ 8.32	(18.51)%	2.12%	(0.14)%	--	$ 451	32%

--	$ 9.74	17.07%	2.03%(d)	(0.09%)(d)	--	$ 557	13%

(0.02)	$ 9.86	6.73%	1.17%(d)	1.18%(d)	0.14%(d)	$ 38,058	13%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

Equity Index Fund -- Class A Shares
1999	$ 11.57	0.11	2.40	2.51	(0.11)	(0.13)	(0.24)
2000	$ 13.84	0.11	1.25	1.36	(0.11)	(0.30)	(0.41)
2001	$ 14.79	0.09	(1.77)	(1.68)	(0.09)	(2.60)	(2.69)
2002	$ 10.42	0.08	(1.42)	(1.34)	(0.08)	--	(0.08)
2003	$ 9.00	0.10	(1.34)	(1.24)	(0.06)	--	(0.06)
2003(c)	$ 7.70	0.04	1.11	1.15	(0.04)	--	(0.04)
Equity Index Fund -- Class B Shares
2003(e)	$ 8.33	0.02	0.47	0.49	(0.02)	--	(0.02)
Equity Index Fund -- Institutional I Shares
1999	$ 11.59	0.14	2.41	2.55	(0.14)	(0.13)	(0.27)
2000	$ 13.87	0.14	1.26	1.40	(0.14)	(0.30)	(0.44)
2001	$ 14.83	0.12	(1.77)	(1.65)	(0.13)	(2.60)	(2.73)
2002	$ 10.45	0.11	(1.42)	(1.31)	(0.11)	--	(0.11)
2003	$ 9.03	0.12	(1.34)	(1.22)	(0.12)	--	(0.12)
2003(c)	$ 7.69	0.06	1.11	1.17	(0.06)	--	(0.06)
Large Cap Stock Fund -- Class A Shares
1999	$ 14.60	0.05	1.36	1.41	(0.07)	(0.72)	(0.79)
2000	$ 15.22	0.14	1.40	1.54	(0.15)	(2.51)	(2.66)
2001	$ 14.10	0.01	(0.87)	(0.86)	(0.01)	(1.95)	(1.96)
2002	$ 11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)	(0.80)
2003	$ 9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)	(0.16)
2003(c)	$ 7.47	(0.00)(f)(g)	1.12	1.12	(0.01)	--	(0.01)
Large Cap Stock Fund -- Class B Shares
1999(h)	$ 12.93	0.01	2.97	2.98	(0.03)	(0.72)	(0.75)
2000	$ 15.16	(0.07)	1.36	1.29	--	(2.51)	(2.51)
2001	$ 13.94	(0.02)	(0.92)	(0.94)	--	(1.95)	(1.95)
2002	$ 11.05	(0.01)	(1.10)	(1.11)	--	(0.77)	(0.77)
2003	$ 9.17	(0.01)	(1.79)	(1.80)	--	(0.14)	(0.14)
2003(c)	$ 7.23	(0.03)(g)	1.08	1.05	--	--	--
Large Cap Stock Fund -- Institutional I Shares
1999	$ 14.59	0.08	1.36	1.44	(0.09)	(0.72)	(0.81)
2000	$ 15.22	0.26	1.40	1.66	(0.26)	(2.51)	(2.77)
2001	$ 14.11	0.02	(0.86)	(0.84)	(0.02)	(1.95)	(1.97)
2002	$ 11.30	0.04	(1.09)	(1.05)	(0.04)	(0.77)	(0.81)
2003	$ 9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)	(0.19)
2003(c)	$ 7.45	0.02(g)	1.11	1.13	(0.03)	--	(0.03)
Large Cap Growth Fund -- Class A Shares
2000(h)	$ 10.00	0.01	0.03	0.04	--	--	--
2001	$ 10.04	(0.02)(g)	(1.47)	(1.49)	(0.01)	--	(0.01)
2002	$ 8.54	0.00(f)	(0.63)	(0.63)	--	--	--
2003	$ 7.91	0.00(f)	(1.23)	(1.23)	--	--	--
2003(c)	$ 6.68	(0.00)(f)	0.45	0.45	--	--	--
Large Cap Growth Fund -- Class B Shares
2000(j)	$ 10.31	0.00(f)	(0.27)	(0.27)	--	--	--
2001	$ 10.04	(0.10)(g)	(1.47)	(1.57)	(0.01)	--	(0.01)
2002	$ 8.46	(0.02)	(0.68)	(0.70)	--	--	--
2003	$ 7.76	(0.05)	(1.22)	(1.27)	--	--	--
2003(c)	$ 6.49	(0.03)	0.45	0.42	--	--	--
Large Cap Growth Fund -- Institutional I Shares
2003(k)	$ 7.05	0.00(f)	0.09	0.09	--	--	--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(net operating loss) ratios shown above.

(c) Six months ended October 31, 2003(unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from August 25, 2003(date of initial public investment) to October 31, 2003.

(f) Represents less than $0.01.

(g) Based on average shares outstanding.

(h) Reflects operations for the period from March 20, 2000(date of initial public investment) to April 30, 2000.

(i) Represents less than 0.01%.

(j) Reflects operations for the period from April 6, 2000(date of initial public investment) to April 30, 2000.

(k) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 13.84	22.05%	0.48%	0.92%	0.52%	$ 4,974	34%

$ 14.79	9.95%	0.50%	0.78%	0.49%	$ 7,453	59%

$ 10.42	(12.51)%	0.50%	0.70%	0.46%	$ 9,260	44%

$ 9.00	(12.85)%	0.50%	0.87%	0.49%	$ 7,709	31%

$ 7.70	(13.70)%	0.58%	1.21%	0.86%	$ 4,646	87%

$ 8.81	14.96%	0.58%(d)	1.18%(d)	0.44%(d)	$ 6,321	22%

$ 8.80	5.94%	1.49%(d)	0.18%(d)	0.17%(d)	$ 32	22%

$ 13.87	22.37%	0.23%	1.20%	0.38%	$ 86,911	34%

$ 14.83	10.25%	0.25%	1.03%	0.34%	$ 151,157	59%

$ 10.45	(12.34)%	0.25%	0.94%	0.31%	$ 100,495	44%

$ 9.03	(12.59)%	0.25%	1.12%	0.34%	$ 95,487	31%

$ 7.69	(13.50)%	0.25%	1.54%	0.34%	$ 94,947	87%

$ 8.80	15.25%	0.25%(d)	1.51%(d)	0.26%(d)	$ 109,331	22%

$ 15.22	10.29%	1.31%	0.29%	0.43%	$ 3,553	32%

$ 14.10	10.72%	1.32%	(0.01)%	0.43%	$ 7,516	25%

$ 11.28	(6.10)%	1.30%	0.06%	0.43%	$ 6,890	10%

$ 9.43	(9.53)%	1.31%	0.24%	0.44%	$ 5,935	22%

$ 7.47	(19.12)%	1.38%	0.58%	0.79%	$ 4,232	36%

$ 8.58	15.05%	1.27%(d)	(0.06)%(d)	0.06%(d)	$ 59,871	33%

$ 15.16	23.70%	2.07%(d)	(0.67)%(d)	0.13%(d)	$ 164	32%

$ 13.94	9.93%	2.07%	(0.77)%	0.13%	$ 583	25%

$ 11.05	(6.79)%	2.05%	(0.69)%	0.13%	$ 858	10%

$ 9.17	(10.26)%	2.06%	(0.53)%	0.14%	$ 1,141	22%

$ 7.23	(19.64)%	2.08%	(0.13)%	2.02%	$ 867	36%

$ 8.28	14.52%	2.04%(d)	(0.74)%(d)	0.22%(d)	$ 11,734	33%

$ 15.22	10.48%	1.14%	0.58%	0.20%	$ 536,827	32%

$ 14.11	10.87%	1.20%	0.16%	0.14%	$ 428,675	25%

$ 11.30	(5.96)%	1.20%	0.17%	0.13%	$ 310,803	10%

$ 9.44	(9.52)%	1.21%	0.34%	0.14%	$ 245,727	22%

$ 7.45	(19.03)%	1.23%	0.73%	0.11%	$ 169,616	36%

$ 8.55	15.22%	1.16%(d)	0.44%(d)	0.16%(d)	$ 422,066	33%

$ 10.04	0.40%	0.00%(d)(i)	1.23%(d)	4.50%(d)	$ 6,617	1%

$ 8.54	(14.87)%	1.51%	(0.23)%	0.14%	$ 12,128	52%

$ 7.91	(7.38)%	1.18%	0.04%	0.29%	$ 15,368	45%

$ 6.68	(15.55)%	1.30%	0.04%	0.38%	$ 16,312	37%

$ 7.13	6.74%	1.30%(d)	(0.06)%(d)	0.35%(d)	$ 7,260	5%

$ 10.04	(2.62)%	0.00%(d)(i)	0.99%(d)	5.50%(d)	$ 42	1%

$ 8.46	(2.51)	(2.51)%	(1.16)%	0.14%	$ 442	52%

$ 7.76	(8.27)%	2.15%	(0.91)%	0.24%	$ 1,162	45%

$ 6.49	(16.37)%	2.19%(	(0.86)%	0.25%	$ 1,077	37%

$ 6.91	6.47%	2.19%(d)	(0.89)%(d)	0.21%(d)	$ 1,101	5%

$ 7.14	1.28%	1.43%(d)	1.38%(d)	0.31%(d)	$ 12,771	5%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments

Multi Cap Growth Fund -- Class A Shares
1999	$ 14.82	(0.03)	4.30	4.27	--	(0.51)
2000	$ 18.58	(0.05)	9.22	9.17	--	(1.86)
2001	$ 25.89	0.03	(5.15)	(5.12)	--	(1.89)
2002	$ 18.88	(0.04)	(4.99)	(5.03)	--	--
2003	$ 13.85	(0.03)	(2.42)	(2.45)	--	--
2003(c)	$ 11.40	(0.04)	2.53	2.49	--	--
Multi Cap Growth Fund -- Class B Shares
1999(e)	$ 13.53	(0.04)	5.63	5.59	--	(0.51)
2000	$ 18.61	(0.13)	9.12	8.99	--	(1.86)
2001	$ 25.74	(0.08)	(5.16)	(5.24)	--	(1.89)
2002	$ 16.61	(0.15)	(4.91)	(5.06)	--	--
2003	$ 13.55	(0.14)	(2.33)	(2.47)	--	--
2003(c)	$ 11.08	(0.08)	2.44	2.36	--	--
Multi Cap Growth Fund -- Institutional I Shares
1999	$ 14.90	(0.01)	4.33	4.32	--	(0.51)
2000	$ 18.71	(0.03)	9.31	9.28	--	(1.86)
2001	$ 26.13	0.04	(5.19)	(5.15)	(0.02)	(1.89)
2002	$ 19.07	(0.02)	(5.05)	(5.07)	--	--
2003	$ 14.00	--	(2.45)	(2.45)	--	--
2003(c)	$ 11.55	(0.02)	2.55	2.53	--	--
Mid Cap Stock Fund -- Class A Shares
1999(f)	$ 16.13	0.05	(1.67)	(1.62)	(0.07)	(0.99)
2000	$ 13.45	(0.01)	2.54	2.53	(0.02)	(0.45)
2001	$ 15.51	(0.03)(g)	1.00	0.97	--	(1.97)
2002	$ 14.51	0.00(h)	(0.12)	(0.12)	--	--
2003	$ 14.39	(0.00)(h)	(2.48)	(2.48)	--	--
2003(c)	$ 11.91	(0.02)(g)	2.54	2.52	--	--
Mid Cap Stock Fund -- Class B Shares
2000(i)	$ 14.28	(0.03)	1.25	1.22	--	--
2001	$ 15.50	(0.15)(g)	1.00	0.85	--	(1.97)
2002	$ 14.38	(0.07)	(0.17)	(0.24)	--	--
2003	$ 14.14	(0.11)	(2.44)	(2.55)	--	--
2003(c)	$ 11.59	(0.08)(g)	2.47	2.39	--	--
Mid Cap Stock Fund -- Institutional I Shares
2003(j)	$ 13.14	(0.01)(g)	1.30	1.29	--	--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(net operating loss) ratios shown above.

(c) Six months ended October 31, 2003(unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from September 14, 1998(date of initial public investment) to April 30, 1999.

(f) Prior to October 15, 1999, reflects operations of VISION Growth and Income Fund.

(g) Based on average shares outstanding.

(h) Represents less than $0.01.

(i) Reflects operations for the period from March 15, 2000(date of initial public investment) to April 30, 2000.

(j) Reflects operations for the period from August 25, 2003(date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets

Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.51)	$ 18.58	29.34%	1.09%	(0.23)%	0.35%	$ 23,035	118%

(1.86)	$ 25.89	51.12%	1.11%	(0.29)%	0.35%	$ 52,445	114%

(1.89)	$ 18.88	(20.37)%	1.11%	0.11%	0.35%	$ 44,988	90%

--	$ 13.85	(26.64)%	1.10%	(0.24)%	0.35%	$ 33,621	202%

--	$ 11.40	(17.69)%	1.19%	(0.20)%	0.82%	$ 22,820	194%

--	$ 13.89	21.84%	1.18%(d)	(0.51)%(d)	0.28%(d)	$ 26,162	29%

(0.51)	$ 18.61	41.88%	1.87%(d)	(1.09)%(d)	0.05%(d)	$ 2,162	118%

(1.86)	$ 25.74	50.03%	1.86%	(1.04)%	0.05%	$ 14,129	114%

(1.89)	$ 18.61	(20.98)%	1.86%	(0.66)%	0.05%	$ 16,231	90%

--	$ 13.55	(27.19)%	1.85%	(0.99)%	0.05%	$ 12,196	202%

--	$ 11.08	(18.23)%	1.89%	(0.90)%	0.80%	$ 8,870	194%

--	$ 13.44	21.30%	1.88%(d)	(1.21)%(d)	0.02%(d)	$ 10,591	29%

(0.51)	$ 18.71	29.51%	0.94%	(0.07)%	0.10%	$ 90,042	118%

(1.86)	$ 26.13	51.36%	1.00%	(0.18)%	0.06%	$ 193,827	114%

(1.91)	$ 19.07	(20.32)%	1.00%	0.20%	0.06%	$ 175,559	90%

--	$ 14.00	(26.59)%	1.00%	(0.14)%	0.05%	$ 138,331	202%

--	$ 11.55	(17.50)%	1.03%	(0.03)%	0.04%	$ 103,441	194%

--	$ 14.08	21.90%	1.02%(e)	(0.35)%(e)	0.07%(d)	$ 121,292	29%

(1.06)	$ 13.45	(9.26)%	1.20%	0.32%	--	$ 82,203	145%

(0.47)	$ 15.51	19.88%	1.54%	(0.13)%	--	$ 110,651	163%

(1.97)	$ 14.51	6.51%	1.39%	(0.17)%	--	$ 119,409	112%

--	$ 14.39	(0.83)%	1.39%	(0.26)%	0.06%	$ 119,407	91%

--	$ 11.91	(17.23)%	1.26%	(0.01)%	0.20%	$ 102,263	80%

--	$ 14.43	21.16%	1.24%(d)	(0.24)%(d)	0.18%(d)	$ 53,630	53%

--	$ 15.50	8.54%	2.45%(d)	(1.82)%(d)	--	$ 53	163%

(1.97)	$ 14.38	5.69%	2.14%	(1.06)%	--	$ 1,364	112%

--	$ 14.14	(1.67)%	2.20%	(1.09)%	--	$ 2,051	91%

--	$ 11.59	(18.03)%	2.21%	(0.96)%	--	$ 1,713	80%

--	$ 13.98	20.62%	2.17%(d)	(1.18)%(d)	--	$ 2,241	53%

--	$ 14.43	9.82%	1.25%(d)	(0.18)%(d)	0.14%(d)	$ 73,110	53%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments

Mid Cap Growth Fund -- Class A Shares
2000(c)	$ 15.22	(0.02)	4.74	4.72	--	--	(2.04)
2001	$ 17.90	(0.01)	(1.13)	(1.14)	--	--	(3.60)
2002	$ 13.16	(0.03)	(0.55)	(0.58)	--	--	--
2003	$ 12.58	(0.01)	(2.42)	(2.43)	--	--	--
2003(e)	$ 10.15	(0.01)(f)	2.48	2.47	--	--	--
Mid Cap Growth Fund -- Class B Shares
2003(g)	$ 11.81	(0.03)(f)	0.90	0.87	--	--	--
Mid Cap Growth Fund -- Institutional I Shares
1999	$ 14.11	0.01	1.16	1.17	(0.01)	--	(0.57)
2000	$ 14.70	(0.04)	5.30	5.26	--	--	(2.04)
2001	$ 17.92	(0.02)	(1.11)	(1.13)	--	--	(3.60)
2002	$ 13.19	(0.02)	(0.54)	(0.56)	--	--	--
2003	$ 12.63	--	(2.43)	(2.43)	(0.01)	--	--
2003(e)	$ 10.19	(0.00)(f)(h)	2.49	2.49	--	--	--
Small Cap Stock Fund -- Class A Shares
1999(i)	$ 11.41	(0.01)	1.00	0.99	--	(0.01)	(0.37)
2000(i)	$ 12.02	(0.03)	1.60	1.57	--	--	(1.71)
2001(j)(k)	$ 11.88	(0.08)(f)	(0.64)	(0.72)	--	--	(1.14)
2002	$ 10.02	0.00(h)	0.77	0.77	--	--	(0.34)
2003	$ 10.45	0.00(f)(h)	(1.63)	(1.63)	--	--	(1.93)
2003(e)	$ 6.89	(0.01)(f)	2.84	2.83	--	--	--
Small Cap Stock Fund -- Class B Shares
2001(l)	$ 9.75	(0.05)(f)	0.31	0.26	--	--	--
2002	$ 10.01	(0.06)	0.75	0.69	--	--	(0.34)
2003	$ 10.36	(0.05)(f)	(1.64)	(1.69)	--	--	(1.93)
2003(e)	$ 6.74	(0.04)(f)	2.77	2.73	--	--	--
Small Cap Stock Fund -- Institutional I Shares
2003(m)	$ 8.41	--	1.30	1.30	--	--	--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(net operating loss) ratios shown above.

(c) Reflects operations for the period from September 1, 1999(date of initial public investment) to April 30, 2000.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2003(unaudited).

(f) Based on average shares outstanding.

(g) Reflects operations for the period from August 25, 2003(date of initial public investment) to October 31, 2003.

(h) Represents less than $0.01.

(i) Reflects operations for the year ended June 30.

(j) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(k) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.

(l) Reflects operations for the period from January 10, 2001(date of initial public investment) to April 30, 2001.

(m) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(2.04)	$ 17.90	34.04%	1.23%(d)	(0.31)%(d)	0.36%(d)	$ 1,161	56%

(3.60)	$ 13.16	(6.62)%	1.21%	(0.27)%	0.36%	$ 4,489	96%

--	$ 12.58	(4.41)%	1.21%	(0.25)%	0.37%	$ 5,965	106%

--	$ 10.15	(19.32)%	1.29%	(0.12)%	0.82%	$ 4,841	238%

--	$ 12.62	24.33%	1.26%(d)	(0.24)%(d)	0.55%(d)	$ 5,849	77%

--	$ 12.68	7.37%	1.97%(d)	(1.45)%(d)	0.06%(d)	$ 19	77%

(0.58)	$ 14.70	8.76%	1.06%	0.04%	0.12%	$ 63,648	62%

(2.04)	$ 17.92	38.90%	1.11%	(0.26)%	0.07%	$ 92,253	56%

(3.60)	$ 13.19	(6.55)%	1.10%	(0.20)%	0.07%	$ 95,317	96%

(0.00)(f)	$ 12.63	(4.25)%	1.11%	(0.13)%	0.07%	$ 90,179	106%

(0.01)	$ 10.19	(19.25)%	1.13%	0.05%	0.08%	$ 65,417	238%

--	$ 12.68	24.44%	1.10%(d)	(0.08)%(d)	0.15%(d)	$ 77,655	77%

(0.38)	$ 12.02	9.24%	1.04%	(0.05)%	1.47%	$ 139,512	18%

(1.71)	$ 11.88	16.31%	1.06%	(0.25)%	1.40%	$ 148,926	43%

(1.14)	$ 10.02	(6.57)%	1.30%(d)	(0.83)%(d)	0.17%(d)	$ 113,499	21%

(0.34)	$ 10.45	8.03%	1.23%	(0.57)%	0.07%	$ 115,011	136%

(1.93)	$ 6.89	(14.66)%	1.27%	(0.06)%	0.10%	$ 106,415	68%

--	$ 9.72	41.07%	1.27%(d)	(0.29%)(d)	0.06%(d)	$ 9,107	28%

--	$ 10.01	2.67%	0.89%(d)	(0.72)%(d)	--	$ 35	21%

(0.34)	$ 10.36	7.22%	2.05%	(1.35)%	--	$ 387	136%

(1.93)	$ 6.74	(15.46)%	2.12%	(0.89)%	--	$ 506	68%

--	$ 9.47	40.50%	2.07%(d)	(1.09)%(d)	--	$ 871	28%

--	$ 9.71	15.46%	1.33%(d)	(0.24)%(d)	--	$ 140,783	28%

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Operating Loss)	Net Realized and Unrealized Gain(Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency Transactions

Small Cap Growth -- Class A Shares
1999	$ 11.83	(0.07)	1.16	1.09	--	(0.33)
2000	$ 12.59	(0.05)	15.25	15.20	--	(4.72)
2001	$ 23.07	(0.02)	(2.01)	(2.03)	--	(4.03)
2002	$ 16.99	(0.05)	0.82	0.77	--	--
2003	$ 17.76	(0.08)	(5.69)	(5.77)	--	--
2003(c)	$ 11.99	(0.08)	6.23	6.15	--	--
Small Cap Growth -- Class B Shares
2001(e)	$ 16.80	(0.01)	0.18	0.17	--	--
2002	$ 16.97	(0.14)	0.77	0.63	--	--
2003	$ 17.60	(0.19)	(5.62)	(5.81)	--	--
2003(c)	$ 11.79	(0.12)	6.10	5.98	--	--
Small Cap Growth -- Class C Shares
2003(f)	$ 12.27	(0.03)	(0.43)	(0.46)	--	--
2003(c)	$ 11.81	(0.12)	6.12	6.00	--	--
Small Cap Growth Fund -- Institutional I Shares
1999	$ 11.86	(0.05)	1.17	1.12	--	(0.33)
2000	$ 12.65	(0.08)	15.39	15.31	--	(4.72)
2001	$ 23.24	(0.01)	(2.03)	(2.04)	--	(4.03)
2002	$ 17.15	(0.04)	0.83	0.79	(0.01)	--
2003	$ 17.93	(0.07)	(5.73)	(5.80)	--	--
2003(c)	$ 12.13	(0.06)	6.29	6.23	--	--
International Equity Fund -- Class A Shares
1999(g)	$ 10.00	0.11	0.48	0.59	--	--
2000(h)	$ 10.59	0.08	1.28	1.36	(0.14)	(0.14)
2001(i)(j)	$ 11.67	0.01(k)	(1.31)	(1.30)	--	(0.71)
2002	$ 9.66	0.16	(0.71)	(0.55)	(0.16)	--
2003	$ 8.95	0.09(k)	(1.42)	(1.33)	(0.11)	--
2003(c)	$ 7.51	0.03(k)	1.34	1.37	--	--
International Equity Fund -- Class B Shares
2001(l)	$ 10.25	(0.05)(k)	(0.55)	(0.60)	--	--
2002	$ 9.65	0.20	(0.83)	(0.63)	(0.13)	--
2003	$ 8.89	0.00(k)(n)	(1.38)	(1.38)	(0.05)	--
2003(c)	$ 7.46	(0.01)(k)	1.33	1.32	--	--
International Equity Fund -- Institutional I Shares
2003(o)	$ 8.30	(0.01)(k)	0.58	0.57	--	--

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income(net operating loss) ratios shown above.

(c) Six months ended October 31, 2003(unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from February 20, 2001(date of initial public investment) to April 30, 2001.

(f) Reflects operations for the period from October 1, 2002(date of initial public investment) to April 30, 2003.

(g) Reflects operations for the period from February 9, 1999(date of initial public investment) to June 30, 1999.

(h) Reflects operations for the year ended June 30.

(i) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(j) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.

(k) Based on average shares outstanding.

(l) Reflects operations for the period from January 10, 2001(date of initial public investment) to April 30, 2001.

(m) Represents less than 0.01%.

(n) Represents less than $0.01.

(o) Reflects operations for the period from August 18, 2003(date of initial public investment) to October 31, 2003.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Return of Capital	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Operating Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	(0.33)	$ 12.59	9.66%	1.32%	(0.64)%	0.31%	$ 2,248	733%

--	(4.72)	$ 23.07	126.13%	1.30%	(0.49)%	0.31%	$ 11,292	753%

(0.02)	(4.05)	$ 16.99	(10.09)%	1.25%	(0.11)%	0.31%	$ 65,062	360%

--	--	$ 17.76	4.53%	1.27%	(0.38)%	0.31%	$ 74,576	267%

--	--	$ 11.99	(32.49)%	1.33%	(0.67)%	1.05%	$ 52,397	246%

--	--	$ 18.14	51.29%	1.31%(d)	(1.01)%(d)	0.45%(d)	$ 79,026	164%

--	--	$ 16.97	1.01%	2.07%(d)	(0.61)%(d)	0.01%(d)	$ 125	360%

--	--	$ 17.60	3.71%	2.01%	(1.20)%	0.02%	$ 829	267%

--	--	$ 11.79	(33.01)%	2.08%	(1.44)%	1.39%	$ 1,611	246%

--	--	$ 17.77	32.97%	2.06%(d)	(1.76)%(d)	0.18%(d)	$ 2,789	164%

--	--	$ 11.81	(3.75)%	2.09%(d)	(1.42)%(d)	9.19%(d)	$ 147	246%

--	--	$ 17.81	50.80%	2.06%(d)	(1.74)%(d)	0.18%(d)	$ 334	164%

--	(0.33)	$ 12.65	9.89%	1.16%	(0.48)%	0.07%	$ 30,562	733%

--	(4.72)	$ 23.24	126.42%	1.19%	(0.49)%	0.02%	$ 81,375	753%

(0.02)	(4.05)	$ 17.15	(10.05)%	1.15%	(0.14)%	0.02%	$ 85,286	360%

--	(0.01)	$ 17.93	4.58%	1.17%	(0.27)%	0.01%	$ 82,922	267%

--	--	$ 12.13	(32.35)%	1.17%	(0.51)%	0.02%	$ 56,766	246%

--	--	$ 18.36	51.36%	1.16%(d)	(0.85)%(d)	0.24%(d)	$ 102,683	164%

--	--	$ 10.59	5.90%	0.98%(d)	2.80%(d)	1.86%(d)	$ 39,506	17%

--	(0.28)	$ 11.67	12.87%	0.97%	0.72%	1.85%	$ 44,697	56%

--	(0.71)	$ 9.66	(11.41)%	1.46%(d)	0.07%(d)	0.42%(d)	$ 34,916	73%

--	(0.16)	$ 8.95	(5.60)%	1.64%	0.61%	0.15%	$ 45,754	61%

--	(0.11)	$ 7.51	(14.84)%	1.57%	1.12%	0.25%	$ 62,059	42%

--	--	$ 8.88	18.24%	1.58%(d)	0.76%(d)	0.23%(d)	$ 16,946	31%

--	--	$ 9.65	(5.85)%	4.04%(d)	(0.50)%(d)	0.00%(d)(m)	$ 5	73%

--	(0.13)	$ 8.89	(6.42)%	2.44%	0.04%	0.10%	$ 57	61%

--	(0.05)	$ 7.46	(15.56)%	2.47%	0.06%	0.10%	$ 55	42%

--	--	$ 8.78	17.69%	2.29%(d)	(0.18)%(d)	0.05%(d)	$ 137	31%

--	--	$ 8.87	6.87%	1.53%(d)	(0.35)%(d)	0.06%(d)	$ 89,978	31%

MTB Group of Funds

(Formerly VISION Group of Funds)

October 31, 2003 (unaudited)

1. ORGANIZATION

MTB Group of Funds (formerly VISION Group of Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 34 portfolios (individually referred to as the "Fund" or collectively as the "Funds"), 3 of which are only made available to variable annuity contracts. As set forth below, certain of the Funds (each, a "Successor MTB Fund") are successors to a corresponding portfolio of the ARK Funds pursuant to a reorganization which took place on August 15, 2003 or August 22, 20031. Prior to the date of the reorganization, each successor MTB Fund had no investment operations. Accordingly, the information in these financial statements is historical information for the corresponding ARK Fund.

MTB Fund

Investment Objectives

Former Portfolio (sometimes referred to as "Accounting Survivor")

MTB U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund'')(d)	To seek current income with liquidity and stability of principal.	N/A

MTB U.S. Government Money Market Fund ("U.S. Government Money Market Fund'')(d)[1]	To seek maximum current income and provide liquidity and security of principal.	ARK U.S. Government Money Market Portfolio

MTB Tax-Free Money Market Fund ("Tax-Free Money Market Fund")(n)[1]	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.	ARK Tax Free Money Market Portfolio

MTB Money Market Fund ("Money Market Fund")(d)	To seek current income with liquidity and stability of principal.	N/A

MTB Prime Money Market Fund ("Prime Money Market Fund")(d)	To seek current income with liquidity and stability of principal	N/A

MTB New York Tax-Free Money Market Fund ("New York Tax-Free Money Market Fund")(n)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.	N/A

MTB Pennsylvania Tax-Free Money Market Fund ("Pennsylvania Tax-Free Money Market Fund")(n)[1]	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and stability of principal.	ARK Pennsylvania Tax-Free Money Market Portfolio

MTB Short Duration Government Bond Fund ("Short Duration Government Bond Fund")(d)	To seek current income with the preservation of capital as a secondary objective.	N/A

MTB Short-Term Corporate Bond Fund ("Short-Term Corporate Bond Fund")(d)[1]	Current income.	ARK Short-Term Bond Portfolio

MTB U.S. Government Bond Fund ("U.S. Government Bond Fund")(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.	N/A

MTB New York Municipal Bond Fund ("New York Municipal Bond Fund")(n)

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York Municipalities and is consistent with the preservation of capital.

N/A

MTB Pennsylvania Municipal Bond Fund ("Pennsylvania Municipal Bond Fund")(n)[1]	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.	ARK Pennsylvania Tax Free Portfolio

MTB Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund")(n)[1]	Current income exempt from federal regular income tax and Maryland state and local income taxes.	ARK Maryland Tax Free Portfolio

MTB Intermediate-Term Bond Fund ("Intermediate-Term Bond Fund")(d)[1]	Current income.	ARK Intermediate Fixed Income Portfolio

MTB Income Fund ("Income Fund")(d)[1]	Primarily current income and secondarily capital growth.	ARK Income Portfolio

MTB Managed Allocation Fund -- Conservative Growth ("Conservative Growth Fund")(d)	To seek capital appreciation and income.	N/A

MTB Managed Allocation Fund -- Moderate Growth ("Moderate Growth Fund")(d)	To seek capital growth and secondarily income.	N/A

MTB Managed Allocation Fund -- Aggressive Growth ("Aggressive Growth Fund")(d)	To seek capital appreciation.	N/A

MTB Balanced Fund ("Balanced Fund")(d)[1]	To provide total return.	ARK Balanced Portfolio

MTB Social Balanced Fund ("Social Balanced Fund")(d)[1]	To provide total return.	ARK Social Issues Intermediate Fixed Income Portfolio

MTB Equity Income Fund ("Equity Income Fund")(d)[1]	Current income and growth of capital.	ARK Equity Income Portfolio

MTB Large Cap Value Fund ("Large Cap Value Fund")(d)	To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.	N/A

MTB Equity Index Fund ("Equity Index Fund")(d)[1]	Investment results that correspond to the performance of the Standard & Poor's 500 Index.	ARK Equity Index Portfolio

MTB Large Cap Stock Fund ("Large Cap Stock Fund")(d)[1]	Growth of principal.	ARK Value Equity Portfolio

MTB Large Cap Growth Fund ("Large Cap Growth Fund")(d)	To provide capital appreciation.	N/A

MTB Multi Cap Growth Fund ("Multi Cap Growth Fund")(d)[1]	Long-term capital appreciation.	ARK Capital Growth Portfolio

MTB Mid Cap Stock Fund ("Mid Cap Stock Fund")(d)	To provide total return.	N/A

MTB Mid Cap Growth Fund ("Mid Cap Growth Fund")(d)[1]	Long-term capital appreciation.	ARK Mid Cap Equity Portfolio

MTB Small Cap Stock Fund ("Small Cap Stock Fund")(d)	To seek growth of capital.	N/A

MTB Small Cap Growth Fund ("Small Cap Growth Fund")(d)[1]	Long-term capital appreciation.	ARK Small Cap Equity Portfolio

MTB International Equity Fund ("International Equity Fund")(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.	N/A

(d) Diversified

(n) Non-diversified

International Equity Fund is the successor to Governor International Equity Fund; Small Cap Stock Fund is the successor to Governor Aggressive Growth Fund; Aggressive Growth Fund is the successor to Governor Lifestyle Growth Fund; Moderate Growth Fund is the successor to Governor Lifestyle Moderate Growth Fund; and Conservative Growth Fund is the successor to Governor Lifestyle Conservative Growth Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, each MTB fund had no investment operations. Accordingly, the information in these financial statements for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund.

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Effective August 18, 2003, Class A Shares and Class B Shares were added to Short Duration Government Bond Fund.

Effective August 25, 2003, Class A Shares and Class B Shares were added to Short-Term Corporate Bond Fund.

Effective August 18, 2003, Class B Shares were added to Money Market Fund, U.S. Government Bond Fund and New York Municipal Bond Fund.

Effective August 18, 2003, Institutional I Shares were added to U.S. Treasury Money Market Fund, Money Market Fund, New York Tax-Free Money Market Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund and International Equity Fund.

Effective August 18, 2003, Institutional II Shares were added to U.S. Treasury Money Market Fund and Money Market Fund.

Effective August 25, 2003, Class B Shares were added to Equity Income Fund and Equity Index Fund.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On August 15, 2003, U.S. Treasury Money Market Fund received a tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio, as follows:

	Shares of U.S. Treasury Money Market Fund Issued	ARK U.S. Treasury Money Market Portfolio Net Assets Received	ARK U.S. Treasury Cash Management Portfolio Net Assets Received	Net Assets of U.S. Treasury Money Market Fund Prior to Combination	Net Assets of ARK U.S. Treasury Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK U.S. Treasury Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Treasury Money Market Fund Immediately After Combination

Class A	20,782,532	$ 20,781,060	$ --	$699,126,393	$ 20,781,060	$ --	$ 719,907,453
Class S	--	--	--	21,127,525	--	--	21,127,525
Institutional I	125,779,858	125,680,842	--	--	125,680,842	--	125,680,842
Institutional II	306,099,544	268,495,651	37,662,151	--	268,495,651	37,662,151	306,157,802
TOTAL	452,661,934	$414,957,553	$37,662,151	$720,253,918	$414,957,553	$37,662,151	$1,172,873,622

On August 15, 2003, U.S. Government Money Market Fund received a tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio, as follows:

	Shares of U.S. Government Money Market Fund Issued	ARK U.S. Government Cash Management Portfolio Net Assets Received	Net Assets of U.S. Government Money Market Fund Prior to Combination	Net Assets of ARK U.S. Government Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Money Market Fund Immediately After Combination

Class A	--	$ --	$ 54,220,551	$ --	$ 54,220,551
Institutional I	--	--	1,385,057,487	--	1,385,057,487
Institutional II	856,436,112	856,436,292	267,979,202	856,436,292	1,124,415,494
TOTAL	856,436,112	$856,436,292	$1,707,257,240	$856,436,292	$2,536,693,532

On August 15, 2003, Tax-Free Money Market Fund received a tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio, as follows:

	Shares of Tax-Free Money Market Fund Issued	ARK Tax-Free Cash Management Portfolio Net Assets Received	Net Assets of Tax-Free Money Market Fund Prior to Combination	Net Assets of ARK Tax-Free Cash Management Portfolio Immediately Prior to Combination	Net Assets of Tax-Free Money Market Fund Immediately After Combination

Class A	--	$ --	$ 42,977,757	$ --	$ 42,977,757
Institutional I	--	--	83,228,289	--	83,228,289
Institutional II	11,848,741	11,848,522	50,344,326	11,848,522	62,192,848
TOTAL	11,848,741	$11,848,522	$176,550,372	$11,848,522	$188,398,894

On August 15, 2003, Money Market Fund received a tax-free transfer of assets from ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, as follows:

	Shares of Money Market Fund Issued	ARK Money Market Portfolio Net Assets Received	ARK Prime Cash Management Portfolio Net Assets Received	Net Assets of Money Market Fund Prior to Combination	Net Assets of ARK Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK Prime Cash Management Portfolio Immediately Prior to Combination	Net Assets of Money Market Fund Immediately After Combination

Class A	195,034,557	$ 194,976,333	$ --	$1,167,124,417	$ 194,976,333	$ --	$1,362,100,750
Class B	228,433	228,423	--	--	228,423	--	228,423
Class S	--	--	--	72,826,342	--	--	72,826,342
Institutional	--	--	--	2,732,238	--	--	2,732,238
Institutional I	583,060,695	568,196,080	14,900,587	--	568,196,080	14,900,587	583,096,667
Institutional II	312,537,018	265,538,548	46,993,218	--	265,538,548	46,993,218	312,531,766
TOTAL	1,090,860,703	$1,028,939,384	$61,893,805	$1,242,682,997	$1,028,939,384	$61,893,805	$2,333,516,186

On August 15, 2003, Short Duration Government Bond Fund received a tax-free transfer of assets from ARK Short-Term Treasury Portfolio, as follows:

	Shares of Short Duration Government Bond Fund Issued	ARK Short-Term Treasury Portfolio Net Assets Received	ARK Short-Term Treasury Portfolio Unrealized Appreciation[1]	Net Assets of Short Duration Government Bond Fund Prior to Combination	Net Assets of ARK Short-Term Treasury Portfolio Immediately Prior to Combination	Net Assets of Short Duration Government Bond Fund Immediately After Combination

Class A	1,111,828	$10,802,906	$ 73,078	$109,674,976	$10,802,906	$120,477,882
Institutional I	5,138,992	49,928,504	481,137	--	49,928,504	49,928,504
TOTAL	6,250,820	$60,731,410	$554,215	$109,674,976	$60,731,410	$170,406,386

1Unrealized Appreciation is included in the ARK Short-Term Treasury Portfolio Net Assets Received amount shown above.

On August 15, 2003, U.S. Government Bond Fund received a tax-free transfer of assets from ARK U.S. Government Bond Portfolio, as follows:

	Shares of U.S. Government Bond Fund Issued	ARK U.S. Government Bond Portfolio Net Assets Received	ARK U.S. Government Bond Portfolio Unrealized Appreciation[2]	Net Assets of U.S. Government Bond Fund Prior to Combination	Net Assets of ARK U.S. Government Bond Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Bond Fund Immediately After Combination

Class A	547,254	$ 5,232,477	$ 34,186	$149,017,166	$ 5,232,477	$154,249,643
Institutional I	9,325,690	89,162,013	1,544,618	--	89,162,013	89,162,013
TOTAL	9,872,944	$94,394,490	$1,578,804	$149,017,166	$94,394,490	$243,411,656

2 Unrealized Appreciation is included in the ARK U.S. Government Bond Portfolio Net Assets Received amount shown above.

On August 15, 2003, Pennsylvania Municipal Bond Fund received a tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund, as follows:

	Shares of Pennsylvania Municipal Bond Fund Issued	VISION Pennsylvania Municipal Income Fund Net Assets Received	VISION Pennsylvania Municipal Income Fund Unrealized Appreciation[3]	Net Assets of Pennsylvania Municipal Bond Fund Prior to Combination	Net Assets of VISION Pennsylvania Municipal Income Fund Immediately Prior to Combination	Net Assets of Pennsylvania Municipal Bond Fund Immediately After Combination

Class A	8,377,693	$85,690,214	$4,056,564	$ 2,730,235	$85,690,214	$ 88,420,449
Class B	--	--	--	453,243	--	453,243
Institutional I	--	--	--	152,329,021	--	152,329,021
TOTAL	8,377,693	$85,690,214	$4,056,564	$155,512,499	$85,690,214	$241,202,713

3 Unrealized Appreciation is included in the VISION Pennsylvania Municipal Income Fund Net Assets Received amount shown above.

On August 15, 2003, Intermediate-Term Bond Fund received a tax-free transfer of assets from VISION Intermediate-Term Bond Fund, as follows:

	Shares of Intermediate- Term Bond Fund Issued	VISION Intermediate- Term Bond Net Assets Received	VISION Intermediate- Term Bond Fund Unrealized Appreciation[4]	Net Assets of Intermediate- Term Bond Fund Prior to Combination	Net Assets of VISION Intermediate- Term Bond Fund Immediately Prior to Combination	Net Assets of Intermediate- Term Bond Fund Immediately After Combination

Class A	12,872,342	$132,243,372	$72,439	$ --	$132,243,372	$132,243,372
Institutional I	--	--	--	124,051,342	--	124,051,342
TOTAL	12,872,342	$132,243,372	$72,439	$124,051,342	$132,243,372	$256,294,714

4 Unrealized Appreciation is included in the VISION Intermediate-Term Bond Fund Net Assets Received amount shown above.

On August 15, 2003, Social Balanced Fund received a tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio, as follows:

	Institutional I Shares of Social Balanced Fund Issued	ARK Funds' Net Assets Received	Unrealized Appreciation[5]	Net Assets of Social Balanced Fund Prior to Combination	Net Assets of ARK Funds Immediately Prior to Combination	Net Assets of Social Balanced Fund After Combination
ARK Social Issues Small Cap Equity Portfolio	75,913	$ 777,071	$ 91,150	$ --	$ 777,071	$ --
ARK Social Issues Blue Chip Equity Portfolio	77,524	793,521	17,834	--	793,521	--
ARK Social Issues Capital Growth Portfolio	17,452	178,629	18,678	--	178,629	--
TOTAL	170,889	$1,749,221	$127,662	$2,455,667	$1,749,221	$4,204,888

5 Unrealized Appreciation is included in the ARK Social Issues Small Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio Net Assets Received amounts shown above.

On August 15, 2003, Large Cap Stock Fund received a tax-free transfer of assets from ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund, as follows:

	Shares of Large Cap Stock Fund Issued	ARK Blue Chip Equity Portfolio Net Assets Received	VISION Large Cap Core Fund Net Assets Received	ARK Blue Chip Equity Portfolio Unrealized Appreciation (Depreciation)[6]	VISION Large Cap Core Fund Unrealized Appreciation (Depreciation)[5]
Class A	15,676,758	$ 38,368,359	$89,657,991	$ 6,061,652	$10,849,323
Class B	1,295,692	9,698,998	531,717	(2,647,389)	(42,387)
Institutional I	18,885,722	153,618,560	--	(4,868,533)	--
TOTAL	35,858,172	$201,685,917	$90,189,708	$(1,454,270)	$10,806,936

	Net Assets of Large Cap Stock Fund Prior to Combination	Net Assets of ARK Blue Chip Equity Portfolio Immediately Prior to Combination	Net Assets of VISION Large Cap Core Fund Immediately Prior to Combination	Net Assets of Large Cap Stock Fund Immediately After Combination
Class A	$ 4,492,880	$ 38,368,359	$89,657,991	$132,519,230
Class B	976,159	9,698,998	531,717	11,206,874
Institutional I	178,825,030	153,618,560	--	332,443,590
TOTAL	$184,294,069	$201,685,917	$90,189,708	$476,169,694

6 Unrealized Appreciation (Depreciation) is included in the ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund Net Assets Received amounts shown above.

On August 15, 2003, International Equity Fund received a tax-free transfer of assets from ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio, as follows:

	Shares of International Equity Fund Issued	ARK Emerging Markets Portfolio Net Assets Received	ARK International Equity Portfolio Net Assets Received	ARK Emerging Markets Portfolio Unrealized Appreciation[7]	ARK International Equity Portfolio Unrealized Appreciation[6]
Class A	1,312,293	$5,474,675	$ 5,417,043	$961,062	$1,103,478
Institutional I	1,720,935	--	14,282,972	--	432,282

TOTAL	3,033,228	$5,474,675	$19,700,015	$961,062	$1,535,760

	Net Assets of International Equity Fund Prior to Combination	Net Assets of ARK Emerging Markets Portfolio Immediately Prior to Combination	Net Assets of ARK International Equity Portfolio Immediately Prior to Combination	Net Assets of International Equity Fund Immediately After Combination
Class A	$72,689,604	$5,474,675	$ 5,417,043	$83,581,322
Class B	113,087	--	--	113,087
Institutional I	--	--	14,282,972	14,282,972
TOTAL	$72,802,691	$5,474,675	$19,700,015	$97,977,381

7 Unrealized Appreciation included in the ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuations -- The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. For fluctuating funds, listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements -- It is each Fund's policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds along with other affiliated investment companies may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions -- Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds except Prime Money Market Fund and Social Balanced Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses -- All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes -- It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's taxes and rates.

When-Issued and Delayed Delivery Transactions -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts -- The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2003, the International Equity Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED:

April 16, 2004	1,000,000 Australian Dollar	$ 678,560	$ 695,212	$ 16,652
April 16, 2004	3,400,000 Danish Krone	537,609	528,499	(9,110)
April 16, 2004	2,100,000 Euro Dollar	2,465,967	2,426,814	(39,153)
April 16, 2004	6,600,000 Hong Kong Dollar	855,587	851,047	(4,540)
April 16, 2004	445,000,000 Japanese Yen	4,092,267	4,064,205	(28,062)
November 12, 2003	210,000,000 Japanese Yen	1,885,607	1,907,879	22,272

CONTRACTS SOLD:

November 3, 2003	4,205 Czech Koruna	153	152	1
November 3, 2003	2,054 Mexican Peso	185	186	(1)
November 3, 2003	5,041 South African Rand	730	732	(2)
April 14, 2004	6,200,000 Swedish Krona	809,706	788,267	21,439
April 16, 2004	4,800,000 Pound Sterling	7,876,971	8,034,554	(157,583)

Net Unrealized Depreciation on Foreign Exchange Contracts : $(178,087)
Foreign Currency Translation -- The International Equity Fund translates foreign currencies into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Dollar Roll Transactions -- The Intermediate-Term Bond Fund, Income Fund, Balanced Fund and Social Balanced Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Restricted Securities -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other -- Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	U.S. Treasury Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares

		Amount	Shares

				Amount
Class A Shares

Shares sold	1,713,314,138

		$1,713,315,610	17,313,672,978

				$17,313,673,173
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	20,782,532	20,781,060	--

				--
Shares issued to shareholders in payment of distributions declared	144,816

		144,815	682,530

				682,530
Shares redeemed	(2,167,469,300)	(2,167,469,300)	(17,433,552,783)	(17,433,552,783)

Net change resulting from Class A Share transactions	(433,227,814)
		$(433,227,815)	(119,197,275)
				$(119,197,080)

Class S Shares

Shares sold	84,850,478

		$84,850,478	2,834,591,428

				$2,834,591,428
Shares redeemed	(79,488,365)

		(79,488,365)	(2,842,790,459)

				(2,842,790,459)

Net change resulting from Class S Share transactions	5,362,113
		$5,362,113	(8,199,031)
				$(8,199,031)

Institutional I Shares(a)

Shares sold	428,681,325

		$428,780,341	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	125,779,858

		125,680,842	--

				--
Shares issued to shareholders in payment of distributions declared	3,101

		3,101	--

				--
Shares redeemed	(240,715,034)

		(240,715,034)	--

				--

Net change resulting from Institutional I Share transactions	313,749,250
		$313,749,250	--
				--

Institutional II Shares(a)

Shares sold	538,095,797

		$538,037,539	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	268,437,355

		268,495,651	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	37,662,189

		37,662,151	--

				--
Shares issued to shareholders in payment of distributions declared	2,130

		2,130	--

				--
Shares redeemed	(283,135,367)

		(283,135,367)	--

				--

Net change resulting from Institutional II Share transactions	561,062,104
		$561,062,104	--
				--

Net change resulting from share transactions	446,945,653
		$446,945,652	(127,396,306)
				$(127,396,111)

	U.S. Government Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	40,089,254

		$40,089,254	169,779,677

				$169,779,677
Shares redeemed	(110,608,486)

		(110,608,486)	(178,669,582)

				(178,669,582)

Net change resulting from Class A Share transactions	(70,519,232)
		$(70,519,232)	(8,889,905)
				$(8,889,905)

Institutional I Shares

Shares sold	1,427,657,108

		$1,427,657,108	2,455,362,093

				$2,455,362,093
Shares issued to shareholders in payment of distributions declared	246,334

		246,334	45,184

				45,184

Shares redeemed	(1,347,758,386)

		(1,347,758,386)	(2,550,590,892)

				(2,550,590,892)

Net change resulting from Institutional I Share transactions	80,145,056
		$80,145,056	(95,183,615)
				$(95,183,615)

Institutional II Shares

Shares sold	907,194,833

		$907,194,834	1,251,005,438

				$1,251,005,438
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	856,436,112

		856,436,292	--

				--

Shares redeemed	(927,028,688)

		(927,028,688)	(1,254,482,863)

				(1,254,482,863)

Net change resulting from Institutional II Share transactions	836,602,257
		$836,602,438	(3,477,425)
				$(3,477,425)

Net change resulting from share transactions	846,228,081
		$846,228,262	(107,550,945)
				$(107,550,945)

	Tax-Free Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	60,259,889

		$60,259,889	19,709,513

				$19,709,513
Shares issued to shareholders in payment of distributions declared	109,992

		109,992	318,164

				318,164

Shares redeemed	(50,252,021)

		(50,252,021)	(28,553,581)

				(28,553,581)

Net change resulting from Class A Share transactions	10,117,860
		$10,117,860	(8,525,904)
				$(8,525,904)

Institutional I Shares

Shares sold	122,008,011

		$122,008,011	121,416,014

				$121,416,014

Shares redeemed	(149,487,175)

		(149,487,175)	(93,961,592)

				(93,961,592)

Net change resulting from Institutional I Share transactions	(27,479,164)
		$(27,479,164)	27,454,422
				$27,454,422

Institutional II Shares

Shares sold	38,883,827

		$38,883,826	88,282,297

				$88,282,297
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	11,848,741

		11,848,522	--

				--
Shares issued to shareholders in payment of distributions declared	75

		75	--

				--

Shares redeemed	(48,481,915)

		(48,481,915)	(72,422,481)

				(72,422,481)

Net change resulting from Institutional II Share transactions	2,250,728
		$2,250,508	15,859,816
				$15,859,816

Net change resulting from share transactions	(15,110,576)
		$(15,110,796)	34,788,334
				$34,788,334

	Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	3,177,779,460

		$3,177,779,478	47,762,167,345

				$47,762,167,345
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	195,034,557

		194,976,333	--

				--
Shares issued to shareholders in payment of distributions declared	1,392,060

		1,392,060	6,478,702

				6,478,702

Shares redeemed	(3,506,246,919)

		(3,506,246,919)	(48,040,248,948)

				(48,040,248,948)

Net change resulting from Class A Share transactions	(132,040,842)
		$(132,099,048)	(271,602,901)
				$(271,602,901)

Class B Shares(a)

Shares sold	28,153

		$28,153	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	228,433

		228,423	--

				--
Shares issued to shareholders in payment of distributions declared	64

		64	--

				--

Shares redeemed	(28,103)

		(28,103)	--

				--

Net change resulting from Class B Share transactions	228,547
		$228,537	--
				--

Class S Shares

Shares sold	415,428,799

		$415,428,799	11,428,135,792

				$11,428,135,792
Shares issued to shareholders in payment of distributions declared	--

		--	--

				--

Shares redeemed	(426,703,449)

		(426,703,449)	(11,459,488,844)

				(11,459,488,844)

Net change resulting from Class S Share transactions	(11,274,650)
		$(11,274,650)	(31,353,052)
				$(31,353,052)

Institutional Shares

Shares sold	6,048,475

		$6,048,475	16,766,778

				$16,766,778
Shares issued to shareholders in payment of distributions declared	7,653

		7,653	28,596

				28,596

Shares redeemed	(6,877,371)

		(6,877,371)	(16,842,620)

				(16,842,620)

Net change resulting from Institutional Share Transactions	(821,243)
		$(821,243)	(47,246)
				$(47,246)

Institutional I Shares(a)

Shares sold	333,040,748

		$333,040,748	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	568,158,635

		568,196,080	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Cash Management Portfolio	14,902,060

		14,900,587	--

				--
Shares issued to shareholders in payment of distributions declared	118,473

		118,474	--

				--

Shares redeemed	(217,311,780)

		(217,311,780)	--

				--

Net change resulting from Institutional I Share Transactions	698,908,136
		$698,944,109	--
				--

Institutional II Shares(a)

Shares sold	246,412,325

		$246,412,325	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	265,545,271

		265,538,548

Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Cash Management Portfolio	46,991,747

		46,993,218

Shares issued to shareholders in payment of distributions declared	55

		55	--

				--

Shares redeemed	(157,097,118)

		(157,097,118)	--

				--

Net change resulting from Institutional II Share Transactions	401,852,279
		$401,847,028	--
				--

Net change resulting from share transactions	956,852,227
		$956,824,733	(303,003,199)
				$(303,003,199)

	Prime Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Institutional Shares

Shares sold	407,614,412

		$407,614,412	1,160,929,274

				$1,160,952,298
Shares issued to shareholders in payment of distributions declared	277,503

		277,503	693,566

				693,566

Shares redeemed	(373,302,087)

		(373,302,087)	(1,131,661,846)

				(1,131,661,846)

Net change resulting from share transactions	34,589,828	$34,589,828	29,960,994	$29,984,018

	New York Tax-Free Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	162,193,713

		$162,193,712	1,180,246,098

				1,180,246,328
Shares issued to shareholders in payment of distributions declared	269,106

		269,106	995,420

				995,420

Shares redeemed	(199,717,482)

		(199,717,482)	(1,176,425,629)

				(1,176,425,629)

Net change resulting from Class A Share transactions	(37,254,663)
		$(37,254,664)	4,815,889
				$4,816,119

Institutional I Shares(a)

Shares sold	46,907,916

		$46,907,916	--

				--
Shares issued to shareholders in payment of distributions declared	--

		--	--

				--

Shares redeemed	(10,260,016)

		(10,260,016)	--

				--

Net change resulting from Institutional I Share transactions	36,647,900
		$36,647,900	--
				--

Net change resulting from share transactions	(606,763)
		$(606,764)	4,815,889
				$4,816,119

	Pennsylvania Tax-Free Money Market Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	35,658,703

		$35,658,703	41,730,429

				$41,730,429

Shares redeemed	(33,632,588)

		(33,632,588)	(52,328,035)

				(52,328,035)

Net change resulting from Institutional I Share transactions	2,026,115
		$2,026,115	(10,597,606)
				$(10,597,606)

Institutional II Shares

Shares sold	2,418,621

		$2,418,621	8,750,853

				$8,750,853

Shares redeemed	(5,139,998)

		(5,139,998)	(7,380,177)

				(7,380,177)

Net change resulting from Institutional II Share transactions	(2,721,377)
		$(2,721,377)	1,370,676
				$1,370,676

Net change resulting from share transactions	(695,262)
		$(695,262)	(9,226,930)
				$(9,226,930)

	Short Duration Government Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares(a)

Shares sold	14,606

		$142,520	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	1,111,828

		10,802,906

Shares issued to shareholders in payment of distributions declared	3,737

		36,429	--

				--

Shares redeemed	(210,439)

		(2,053,220)	--

				--

Net change resulting from Class A Share transactions	919,732
		$8,928,635	--
				--

Institutional I Shares

Shares sold	3,370,939

		$33,088,826	5,599,092

				$55,313,480
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	5,138,992

		49,928,504	--

				--
Shares issued to shareholders in payment of distributions declared	71,671

		702,063	187,982

				1,859,833

Shares redeemed	(4,060,540)

		(39,807,062)	(2,954,869)

				(29,199,086)

Net change resulting from Institutional I Share transactions	4,521,062
		$43,912,331	2,832,205
				$27,974,227

Net change resulting from share transactions	5,440,799
		$52,840,966	2,832,205
				$27,974,227

	Short-Term Corporate Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares(b)

Shares sold	3,588

		$35,653	--

				--
Shares issued to shareholders in payment of distributions declared	7

		69	--

				--

Net change resulting from Class A Share transactions	3,595
		$35,722	--
				--

Class B Shares(b)

Shares sold	479

		$4,765	--

				--

Shares redeemed	--

		--	--

				--

Net change resulting from Class B Share transactions	479
		$4,765	--
				--

Institutional I Shares

Shares sold	1,087,863

		$10,846,136	1,538,039

				$15,285,313
Shares issued to shareholders in payment of distributions declared	37,852

		376,820	109,021

				1,083,533

Shares redeemed	(790,829)

		(7,882,708)	(2,927,848)

				(29,066,192)

Net change resulting from Institutional I Share transactions	334,886
		$3,340,248	(1,280,788)
				$(12,697,346)

Net change resulting from share transactions	338,960
		$3,380,735	(1,280,788)
				$(12,697,346)

	U.S. Government Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	3,415,685

		$33,317,515	5,347,162

				$52,103,220
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	547,254

		5,232,477	--

				--
Shares issued to shareholders in payment of distributions declared	187,301

		1,824,065	362,757

				3,543,395

Shares redeemed	(12,106,729)

		(116,495,170)	(3,331,328)

				(32,482,150)

Net change resulting from Class A Share transactions	(7,956,489)
		$(76,121,113)	2,378,591
				$23,164,465

Class B Shares(a)

Shares sold	10,195

		$98,610	--

				--
Shares issued to shareholders in payment of distributions declared	1

		13	--

				--

Shares redeemed	--

		--	--

				--

Net change resulting from Class B Share transactions	10,196
		$98,623	--
				--

Institutional I Shares(a)

Shares sold	10,255,001

		$98,436,627	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	9,325,690

		89,162,013	--

				--
Shares issued to shareholders in payment of distributions declared	28,028

		270,482	--

				--

Shares redeemed	(618,602)

		(5,963,144)	--

				--

Net change resulting from Institutional I Share transactions	18,990,117
		$181,905,978	--
				--

Net change resulting from share transactions	11,043,824
		$105,883,488	2,378,591
				$23,164,465

	New York Municipal Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	1,169,226

		$12,493,924	1,655,735

				$17,618,682
Shares issued to shareholders in payment of distributions declared	83,947

		898,330	174,546

				1,861,128

Shares redeemed	(3,700,256)

		(39,287,795)	(1,559,173)

				(16,580,118)

Net change resulting from Class A Share transactions	(2,447,083)
		$(25,895,541)	271,108
				$2,899,692

Class B Shares(a)

Shares sold	3,266

		$34,443	--

				--
Shares issued to shareholders in payment of distributions declared	10

		102	--

				--

Net change resulting from Class B Share transactions	3,276
		$34,545	--
				--

Institutional I Shares(a)

Shares sold	2,704,278

		$28,692,804	--

				--
Shares issued to shareholders in payment of distributions declared	44

		467	--

				--

Shares redeemed	(468)	(5,000)	--

				--

Net change resulting from Institutional I Share transactions	2,703,854
		$28,688,271	--
				--

Net change resulting from share transactions	260,047
		$2,827,275	271,108
				$2,899,692

	Pennsylvania Municipal Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	152,249

		$1,574,061	116,658

				$1,213,530
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund	8,377,693

		85,690,214	--

				--
Shares issued to shareholders in payment of distributions declared	7,526

		78,545	6,537

				67,508

Shares redeemed	(7,686,346)

		(79,581,774)	(63,950)

				(658,886)

Net change resulting from Class A Share transactions	851,122
		$7,761,046	59,245
				$622,152

Class B Shares

Shares sold	9,670

		$101,099	29,873

				$306,916
Shares issued to shareholders in payment of distributions declared	195

		2,041	456

				4,714

Shares redeemed	(216)

		(2,244)	(7,574)

				(78,185)

Net change resulting from Class B Share transactions	9,649
		$100,896	22,755
				$233,445

Institutional I Shares

Shares sold	7,573,691

		$78,430,329	726,627

				$7,490,528
Shares issued to shareholders in payment of distributions declared	11,580

		120,974	22,506

				232,520

Shares redeemed	(861,757)

		(9,007,257)	(1,493,938)

				(15,423,021)

Net change resulting from Institutional I Share transactions	6,723,514
		$69,544,046	(744,805)
				$(7,699,973)

Net change resulting from share transactions	7,584,285
		$77,405,988	(662,805)
				$(6,844,376)

	Maryland Municipal Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	76,232

		$800,651	330,136

				$3,415,208
Shares issued to shareholders in payment of distributions declared	29,368

		304,799	67,482

				696,423

Shares redeemed	(338,850)

		(3,503,201)	(620,855)

				(6,454,523)

Net change resulting from Class A Share transactions	(233,250)
		$(2,397,751)	(223,237)
				$(2,342,892)

Class B Shares

Shares sold	26,153

		$272,557	50,666

				$522,747
Shares issued to shareholders in payment of distributions declared	1,732

		17,983	3,049

				31,537

Shares redeemed	(14,432)

		(148,930)	(9,015)

				(93,568)

Net change resulting from Class B Share transactions	13,453
		$141,610	44,700
				$460,716

Institutional I Shares

Shares sold	933,992

		$9,690,353	809,331

				$8,351,554
Shares issued to shareholders in payment of distributions declared	22,359

		232,156	50,666

				518,797

Shares redeemed	(819,166)

		(8,457,552)	(882,845)

				(9,099,676)

Net change resulting from Institutional I Share transactions	137,185
		$1,464,957	(22,848)
				$(229,325)

Net change resulting from share transactions	(82,612)
		$(791,184)	(201,385)
				$(2,111,501)

	Intermediate-Term Bond Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares(a)

Shares sold	418,871

		$4,304,887	--

				--
Proceeds from shares issued in connection with the tax free transfer of assets from VISION Intermediate-Term Bond Fund	12,872,342

		132,243,372	--

				--
Shares issued to shareholders in payment of distributions declared	26,442

		274,607	--

				--

Shares redeemed	(12,545,728)

		(129,493,841)	--

				--

Net change resulting from Class A Share transactions	771,927
		$7,329,025	--
				--

Class B Shares(a)

Shares sold	1,485

		$15,276	--

				--
Shares issued to shareholders in payment of distributions declared	5

		50	--

				--

Shares redeemed	--

		--	--

				--

Net change resulting from Class B Share transactions	1,490
		$15,326	--
				--

Institutional I Shares

Shares sold	13,211,676

		$135,804,600	1,412,921

				$14,470,490
Shares issued to shareholders in payment of distributions declared	45,399

		474,086	98,995

				1,015,406

Shares redeemed	(1,266,452)

		(13,261,669)	(2,530,640)

				(25,895,409)

Net change resulting from Institutional I Share transactions	11,990,623
		$123,017,017	(1,018,724)
				$(10,409,513)

Net change resulting from share transactions	12,764,040
		$130,361,368	(1,018,724)
				$(10,409,513)

	Income Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	434,354

		$4,615,563	624,946

				$6,500,671
Shares issued to shareholders in payment of distributions declared	16,157

		170,430	40,289

				422,359

Shares redeemed	(475,006)

		(5,045,589)	(631,931)

				(6,611,346)

Net change resulting from Class A Share transactions	(24,495)
		$(259,596)	33,304
				$311,684

Class B Shares

Shares sold	22,727

		$239,604	68,247

				$700,897
Shares issued to shareholders in payment of distributions declared	2,637

		27,529	5,352

				55,483

Shares redeemed	(15,332)

		(158,964)	(17,972)

				(185,374)

Net change resulting from Class B Share transactions	10,032
		$108,169	55,627
				$571,006

Institutional I Shares

Shares sold	810,600

		$8,531,230	3,451,627

				$35,534,488
Shares issued to shareholders in payment of distributions declared	196,668

		2,054,869	560,672

				5,803,475

Shares redeemed	(3,769,007)

		(39,801,296)	(6,974,435)

				(72,010,815)

Net change resulting from Institutional I Share transactions	(2,761,739)
		$(29,215,197)	(2,962,136)
				$(30,672,852)

Net change resulting from share transactions	(2,776,202)
		$(29,366,624)	(2,873,205)
				$(29,790,162)

	Conservative Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares

		Amount	Shares

				Amount

Class A Shares

Shares sold	98,460

		$958,575	200,143

				$1,882,774
Shares issued to shareholders in payment of distributions declared	3,691

		36,050	9,137

				85,632

Shares redeemed	(73,116)

		(710,809)	(61,215)

				(574,556)

Net change resulting from Class A Share transactions	29,035
		$283,816	148,065
				$1,393,850

Class B Shares

Shares sold	89,832

		$873,432	228,194

				$2,138,064
Shares issued to shareholders in payment of distributions declared	951

		9,269	1,910

				17,798

Shares redeemed	(6,930)

		(67,411)	(18,674)

				(174,911)

Net change resulting from Class B Share transactions	83,853
		$815,290	211,430
				$1,980,951

Net change resulting from share transactions	112,888
		$1,099,106	359,495
				$3,374,801

	Moderate Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	567,400

		$5,288,777	601,809

				$5,288,569
Shares issued to shareholders in payment of distributions declared	5,420

		50,753	15,714

				136,792

Shares redeemed	(98,571)

		(917,970)	(217,701)

				(1,886,303)

Net change resulting from Class A Share transactions	474,249
		$4,421,560	399,822
				$3,539,058

Class B Shares

Shares sold	364,226

		$3,376,447	636,459

				$5,577,776
Shares issued to shareholders in payment of distributions declared	--

		--	1,910

				16,604

Shares redeemed	(24,934)

		(231,963)	(17,828)

				(153,461)

Net change resulting from Class B Share transactions	339,292
		$3,144,484	620,541
				$5,440,919

Net change resulting from share transactions	813,541
		$7,566,044	1,020,363
				$8,979,977

	Aggressive Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	244,834

		$2,133,740	308,474

				$2,482,509
Shares issued to shareholders in payment of distributions declared	--

		--	6,240

				49,003

Shares redeemed	(45,053)

		(398,109)	(150,638)

				(1,212,762)

Net change resulting from Class A Share transactions	199,781
		$1,735,631	164,076
				$1,318,750

Class B Shares

Shares sold	164,789

		$1,427,073	243,995

				$1,945,712
Shares issued to shareholders in payment of distributions declared	--

		--	1,258

				9,853

Shares redeemed	(10,976)

		(94,018)	(16,746)

				(127,502)

Net change resulting from Class B Share transactions	153,813
		$1,333,055	228,507
				$1,828,063

Net change resulting from share transactions	353,594
		$3,068,686	392,583
				$3,146,813

	Balanced Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	97,524

		$1,230,174	171,637

				$1,984,166
Shares issued to shareholders in payment of distributions declared	9,583

		120,760	44,883

				499,609

Shares redeemed	(221,744)

		(2,786,373)	(654,069)

				(7,402,972)

Net change resulting from Class A Share transactions	(114,637)
		$(1,435,439)	(437,549)
				$(4,919,197)

Class B Shares

Shares sold	27,139

		$337,892	76,976

				$892,146
Shares issued to shareholders in payment of distributions declared	880

		11,255	8,267

				92,383

Shares redeemed	(40,635)

		(507,498)	(202,349)

				(2,279,037)

Net change resulting from Class B Share transactions	(12,616)
		$(158,351)	(117,106)
				$(1,294,508)

Institutional I Shares

Shares sold	165,005

		$2,060,817	999,229

				$11,591,179
Shares issued to shareholders in payment of distributions declared	50,732

		637,778	318,500

				3,559,733

Shares redeemed	(654,637)

		(8,228,864)	(10,043,119)

				(113,300,631)

Net change resulting from Institutional I Share transactions	(438,900)
		$(5,530,269)	(8,725,390)
				$(98,149,719)

Net change resulting from share transactions	(566,153)
		$(7,124,059)	(9,280,045)
				$(104,363,424)

	Social Balanced Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	2,390

		$25,165	104,212

				$1,073,007
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio	75,913

		777,071	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Blue Chip Equity Portfolio	77,524

		793,521	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Capital Growth Portfolio	17,452

		178,629	--

				--
Shares issued to shareholders in payment of distributions declared	1,336

		14,036	3,866

				39,721

Shares redeemed	(147,205)

		(1,528,117)	(5,511)

				(56,511)

Net change resulting from share transactions	27,410
		$260,305	102,567
				$1,056,217

	Equity Income Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	54,183

		$469,478	188,626

				$1,653,116
Shares issued to shareholders in payment of distributions declared	3,026

		26,867	8,060

				67,394

Shares redeemed	(50,388)

		(441,155)	(158,354)

				(1,332,522)

Net change resulting from Class A Share transactions	6,821
		$55,190	38,332
				$387,988

Class B Shares(b)

Shares sold	2,698

		$24,290	--

				--
Shares issued to shareholders in payment of distributions declared	5

		44	--

				--

Net change resulting from Class B Share transactions	2,703
		$24,334	--
				--

Institutional I Shares

Shares sold	445,551

		$3,896,661	1,407,260

				$11,677,249
Shares issued to shareholders in payment of distributions declared	4,154

		36,655	8,096

				66,477

Shares redeemed	(408,298)

		(3,607,998)	(859,901)

				(7,278,687)

Net change resulting from Institutional I Share transactions	41,407
		$325,318	555,455
				$4,465,039

Net change resulting from share transactions	50,931
		$404,842	593,787
				$4,853,027

	Large Cap Value Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	1,709,203

		$15,776,744	3,009,159

				$24,138,196
Shares issued to shareholders in payment of distributions declared	16,368

		152,720	25,616

				207,963

Shares redeemed	(4,489,336)

		(42,947,455)	(1,393,775)

				(11,280,908)

Net change resulting from Class A Share transactions	(2,763,765)
		$(27,017,991)	1,641,000
				$13,065,251

Class B Shares

Shares sold	4,692

		$43,385	5,995

				$50,301
Shares issued to shareholders in payment of distributions declared	--

		--	--

				--

Shares redeemed	(1,786)

		(16,111)	(12,188)

				(95,966)

Net change resulting from Class B Share transactions	2,906
		$27,274	(6,193)
				$(45,665)

Institutional I Shares(a)

Shares sold	3,879,184

		$37,391,905	---

				---
Shares issued to shareholders in payment of distributions declared	79

		747	---

				---

Shares redeemed	(18,746)

		(183,190)	--

				--

Net change resulting from Institutional I Share transactions	3,860,517
		$37,209,462	--
				--

Net change resulting from share transactions	1,099,658
		$10,218,745	1,634,807
				$13,019,586

	Equity Index Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	224,931

		$1,889,867	152,376

				$31,763,266
Shares issued to shareholders in payment of distributions declared	3,178

		26,950	5,079

				904,533

Shares redeemed	(114,046)

		(953,301)	(410,240)

				(19,536,740)

Net change resulting from Class A Share transactions	114,063
		$963,516	(252,785)
				$13,131,059

Class B Shares(b)

Shares sold	3,630

		$31,723	--

				--
Shares issued to shareholders in payment of distributions declared	1

		9	--

				--

Net change resulting from Class B Share transactions	3,631
		$31,732	--
				--

Institutional I Shares

Shares sold	1,186,998

		$9,878,306	4,218,254

				$1,134,089
Shares issued to shareholders in payment of distributions declared	57,287

		478,469	122,677

				37,663

Shares redeemed	(1,155,937)

		(9,579,543)	(2,577,074)

				(3,160,112)

Net change resulting from Institutional I Share transactions	88,348
		$777,232	1,763,857
				$(1,988,360)

Net change resulting from share transactions	206,042
		$1,772,480	1,511,072
				$11,142,699

	Large Cap Stock Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	1,240,850

		$10,279,369	183,161

				$1,369,117
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	4,698,595

		38,368,359	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from Vision Large Cap Core Fund	10,978,163

		89,657,991	--

				--
Shares issued to shareholders in payment of distributions declared	3,872

		32,364	10,832

				79,210
Shares redeemed	(10,513,025)

		(89,431,394)	(257,053)

				(1,900,742)

Net change resulting from Class A Share transactions	6,408,455
		$48,906,689	(63,060)
				$(452,415)

Class B Shares

Shares sold	144,516

		$1,144,357	21,669

				$164,402
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	1,228,357

		9,698,998	--

				--
Proceeds from shares issued in connection with the tax-free transfer of assets from Vision Large Cap Core Fund	67,335

		531,717	--

				--
Shares issued to shareholders in payment of distributions declared	--

		--	2,328

				16,601
Shares redeemed	(143,729)

		(1,138,043)	(28,571)

				(208,733)

Net change resulting from Class B Share transactions	1,296,479
		$10,237,029	(4,574)
				$(27,730)

Institutional I Shares

Shares sold	32,331,988

		$266,588,308	2,242,842

				$17,044,804
Proceeds from shares issued in connection with the tax-free transfer of assets from Vision Large Cap Core Fund	18,885,722

		153,618,560	--

				--
Shares issued to shareholders in payment of distributions declared	31,830

		258,390	397,198

				2,909,356
Shares redeemed	(24,615,722)

		(200,452,414)	(5,921,077)

				(44,470,022)

Net change resulting from Institutional I Share transactions	26,633,818
		$220,012,844	(3,281,037)
				$(24,515,862)

Net change resulting from share transactions	34,338,752
		$279,156,562	(3,348,671)
				$(24,996,007)

	Large Cap Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	590,641

		$4,121,282	954,664

				$6,347,393
Shares redeemed	(2,015,456)

		(14,257,098)	(455,113)

				(3,060,488)

Net change resulting from Class A Share transactions	(1,424,815)
		$(10,135,816)	499,551
				$3,286,905

Class B Shares

Shares sold	26,598

		$180,358	48,040

				$316,720
Shares redeemed	(33,076)

		(225,824)	(32,055)

				(202,529)

Net change resulting from Class B Share transactions	(6,478)
		$(45,466)	15,985
				$114,191

Institutional I Shares(a)

Shares sold	1,791,934

		$12,685,740	--

				--
Shares redeemed	(2,897)

		(20,635)	--

				--

Net change resulting from Institutional I Share transactions	1,789,037
		$12,665,105	--
				--

Net change resulting from share transactions	357,744
		$2,483,823	515,536
				$3,401,096

	Multi Cap Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	60,010

		$767,238	111,959

				$1,260,552
Shares redeemed	(177,459)

		(2,313,082)	(538,529)

				(6,059,791)

Net change resulting from Class A Share transactions	(117,449)
		$(1,545,844)	(426,570)
				$(4,799,239)

Class B Shares

Shares sold	11,413

		$139,855	33,570

				$327,783
Shares redeemed	(24,436)

		(300,392)	(132,999)

				(1,442,937)

Net change resulting from Class B Share transactions	(13,023)
		$(160,537)	(99,429)
				$(1,070,154)

Institutional I Shares

Shares sold	479,626

		$6,226,384	1,533,920

				$17,565,107
Shares redeemed	(820,258)

		(10,647,386)	(2,455,734)

				(27,796,896)

Net change resulting from Institutional I Share transactions	(340,632)
		$(4,421,002)	(921,814)
				$(10,231,789)

Net change resulting from share transactions	(471,105)
		$(6,127,383)	(1,447,813)
				$(16,101,182)

	Mid Cap Stock Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	718,697

		$9,558,177	1,919,001

				$23,583,058
Shares redeemed	(5,590,601)

		(78,557,362)	(1,626,404)

				(19,790,257)

Net change resulting from Class A Share transactions	(4,871,904)
		$(68,999,185)	292,597
				$3,792,801

Class B Shares

Shares sold	15,792

		$204,540	22,884

				$278,057
Shares redeemed	(3,373)

		(43,294)	(20,032)

				(232,727)

Net change resulting from Class B Share transactions	12,419
		$161,246	2,852
				$45,330

Institutional I Shares(a)

Shares sold	5,084,509

		$71,928,329	--

				--
Shares redeemed	(19,185)

		(274,169)	--

				--

Net change resulting from Institutional I Share transactions	5,065,324
		$71,654,160	--
				--

Net change resulting from share transactions	205,839
		$2,816,221	295,449
				$3,838,131

	Mid Cap Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	25,824

		$303,921	132,054

				$1,413,474
Shares redeemed	(39,322)

		(458,778)	(128,997)

				(1,300,575)

Net change resulting from Class A Share transactions	(13,498)
		$(154,857)	3,057
				$112,899

Class B Shares(a)

Shares sold	1,524

		$18,644	--

				--

Net change resulting from Class B Share transactions	1,524
		$18,644	--
				--

Institutional I Shares

Shares sold	390,334

		$4,567,787	533,371

				$5,634,526
Shares issued to shareholders in payment of distributions declared	--

		--	2,253

				21,772
Shares redeemed	(686,398)

		(8,047,395)	(1,256,367)

				(12,718,825)

Net change resulting from Institutional I Share transactions	(296,064)
		$(3,479,608)	(720,743)
				$(7,062,527)

Net change resulting from share transactions	(308,038)
		$(3,615,821)	717,686
				$(6,949,628)

	Small Cap Stock Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	1,083,957

		$8,659,904	4,693,779

				$32,173,346
Shares issued to shareholders in payment of distributions declared	--

		--	2,892,267

				18,944,352
Shares redeemed	(15,603,161)

		(146,557,704)	(3,135,991)

				(23,014,962)

Net change resulting from Class A Share transactions	(14,519,204)
		$(137,897,800)	4,450,055
				$28,102,736

Class B Shares

Shares sold	19,373

		$157,172	28,380

				$223,678
Shares issued to shareholders in payment of distributions declared	--

		--	15,548

				100,131
Shares redeemed	(2,523)

		(20,659)	(6,175)

				(40,688)

Net change resulting from Class B Share transactions	16,850
		$136,513	37,753
				$283,121

Institutional I Shares(a)

Shares sold	14,569,886

		$138,450,128	--

				--
Shares redeemed	(69,686)

		(666,520)	--

				--

Net change resulting from Institutional I Share transactions	14,500,200
		$137,783,608	--
				--

Net change resulting from share transactions	(2,154)
		$22,321	4,487,808
				$28,385,857

	Small Cap Growth Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	726,107

		$10,854,993	1,270,512

				$17,146,250
Shares redeemed	(739,688)

		(11,181,045)	(1,099,316)

				(14,318,848)

Net change resulting from Class A Share transactions	(13,581)
		$(326,052)	171,196
				$2,827,402

Class B Shares

Shares sold	24,001

		$358,198	99,284

				$1,369,101
Shares redeemed	(3,749)

		(53,849)	(9,722)

				(127,046)

Net change resulting from Class B Share transactions	20,252
		$304,349	89,562
				$1,242,055

Class C Shares

Shares sold	13,274

		$199,359	12,443

				$139,384
Shares redeemed	(6,931)

		(107,054)	(8)

				(92)

Net change resulting from Class C Share transactions	6,343
		$92,305	12,435
				$139,292

Institutional I Shares

Shares sold	2,488,958

		$38,825,525	1,580,333

				$21,324,519
Shares redeemed	(1,577,719)

		(24,268,191)	(1,523,500)

				(19,978,194)

Net change resulting from Institutional I Share transactions	911,239
		$14,557,334	56,833
				$1,346,325

Net change resulting from share transactions	924,253
		$14,627,936	330,026
				$5,555,074

	International Equity Fund
	Six Months Ended 10/31/2003		Year Ended 4/30/2003
	Shares
		Amount	Shares
				Amount
Class A Shares

Shares sold	1,438,340

		$12,187,211	4,042,372

				$29,799,282
Proceeds from shares issued in connection with tax-free transfer of assets from ARK Emerging Markets Equity Portfolio	659,621

		5,474,675	--

				--
Proceeds from shares issued in connection with tax-free transfer of assets from ARK International Equity Portfolio	652,672

		5,417,043	--

				--
Shares issued to shareholders in payment of distributions declared	--

		--	38,189

				281,458
Shares redeemed	(9,103,882)

		(80,818,372)	(933,559)

				(7,086,632)

Net change resulting from Class A Share transactions	(6,353,249)
		$(57,739,443)	3,147,002
				$22,994,108

Class B Shares

Shares sold	8,692

		$68,506	1,871

				$14,496
Shares issued to shareholders in payment of distributions declared	---

		--	45

				330
Shares redeemed	(412)

		(3,366)	(937)

				(6,627)

Net change resulting from Class B Share transactions	8,280
		$65,140	979
				$8,199

Institutional I Shares(a)

Shares sold	8,569,282

		$76,167,713	--

				--
Proceeds from shares issued in connection with tax-free transfer of assets from ARK International Equity Portfolio	1,720,935

		14,282,972	--

				--
Shares redeemed	(145,553)

		(1,271,743)	--

				--

Net change resulting from Institutional I Share transactions	10,144,664
		$89,178,942	--
				--

Net change resulting from share transactions	3,799,695
		$31,504,639	3,147,981
				$23,002,307

(a) Reflects operations for the period from August 18, 2003 (date of initial public investment) to October 31, 2003.

(b) Reflects operations for the period from August 25, 2003 (date of initial public investment) to October 31, 2003.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due in part to differing treatments for foreign currency transactions, net operating losses, and discount accretion/premium amortization on debt securities.

All Funds have an October 31 tax year end, except U.S. Treasury Money Market Fund, Money Market Fund, New York Tax-Free Money Market Fund, Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, New York Municipal Bond Fund, Conservative Growth Fund, Moderate Growth Fund, Aggressive Growth Fund, Large Cap Value Fund, Large Cap Stock Fund, Large Cap Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund and International Equity Fund, each of which has an April 30 tax year end.

For the tax year ended October 31, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)

Tax-Free Money Market Fund	$(14)	$14	$--
Pennsylvania Municipal Bond Fund	2,802,316	(100,721)	2,701,595
Maryland Municipal Bond Fund	(54,444)	(33,575)	88,019
Intermediate-Term Bond Fund	17,303,844	526,905	(17,830,749)
Income Fund	(1,122,496)	(13,985)	1,136,481
Balanced Fund	(204)	(35,000)	35,204
Social Balanced Fund	685,684	2	(685,686)
Equity Income Fund	(9)	8,517	(8,508)
Equity Index Fund	317	(2,775)	2,458
Multi Cap Growth Fund	(302,914)	286,305	16,609
Mid Cap Growth Fund	(63,143)	65,493	(2,350)
Small Cap Growth Fund	(1,047,718)	1,066,230	(18,512)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the tax years ended April 30, 2003 and 2002, was:

	2003		2002

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

U.S. Treasury Money Market Fund	$ 6,640,467	$ --	$ 18,531,584	$ --
Money Market Fund	13,587,106	--	42,149,990	--
New York Tax-Free Money Market Fund	1,698,748 **	--	2,982,023 ***	--
Short Duration Government Bond Fund	4,596,450	--	3,861,000	--
Short-Term Corporate Bond Fund	2,299,201	--	3,376	--
U.S. Government Bond Fund	6,517,505	--	6,139,293	--
New York Municipal Bond Fund	3,211,133 **	85,625	3,142,739 ***	--
Conservative Growth Fund	96,199	9,010	51,899	527
Moderate Growth Fund	106,275	47,539	73,610	8,758
Aggressive Growth Fund	--	59,056	6,485	39,222
Large Cap Value Fund	312,233	--	808,500	--
Large Cap Stock Fund	1,276,364	3,416,475	1,022	20,826
Small Cap Stock Fund	2,059,319	18,845,459	--	3,697,711
International Equity Fund	633,216	--	814,823	--

* For tax purposes short-term capital gain distributions are considered ordinary income.

** Included in this amount is tax exempt income of $1,698,748 and $3,211,133 for New York Tax-Free Money Market Fund and New York Municipal Bond Fund, respectively.

*** Included in this amount is tax exempt income of $2,982,023 and $3,137,195 for New York Tax-Free Money Market Fund and New York Municipal Bond Fund, respectively.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the tax years ended October 31, 2003 and 2002, was:

	2003		2002 (in thousands)

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

U.S. Government Money Market Fund	$ 14,316,350	$ --	$ 27,356	$ --
Tax-Free Money Market Fund	1,164,526 **	--	1,756 ***	--
Pennsylvania Tax-Free Money Market Fund	103,367 **	--	296 ***	--
Pennsylvania Municipal Bond Fund	6,813,422 **	--	6,739 ***	--
Maryland Municipal Bond Fund	4,989,234 **	--	5,200 ***	--
Intermediate-Term Bond Fund	5,980,405	--	6,109	64
Income Fund	9,490,312	--	13,747	596
Balanced Fund	2,419,696	--	5,309	--
Social Balanced Fund	86,564	--	111	--
Equity Income Fund	1,357,972	--	1,153	--
Equity Index Fund	1,471,477	--	1,189	--
Mid Cap Growth Fund	9,919	--	46	--
Small Cap Growth Fund	--	--	30	--

* For tax purposes short-term capital gain distributions are considered ordinary income.

** Included in this amount is tax exempt income of $1,164,526, $103,367, $6,803,376 and $4,989,234 for Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund, respectively.

*** Included in this amount (in thousands) is tax exempt income of $1,756, $296, $6,688 and $5,191 for Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund, respectively.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Capital Loss Carryforward

U.S. Treasury Money Market Fund	$ 268,854	$ --	$ --	$ 424
Money Market Fund	372,418	--	--	13,758
New York Tax-Free Money Market Fund	49,868 *	--	--	9
Short Duration Government Bond Fund	207,172	--	660,389	1,283,987
Short-Term Corporate Bond Fund	2,209	--	1,435,539	1,746,195
U.S. Government Bond Fund	334,938	32,662	4,883,332	--
New York Municipal Bond Fund	118,256 *	397,828	3,983,839	--
Conservative Growth Fund	--	91,471	(161,368)	--
Moderate Growth Fund	--	314,471	(1,241,663)	--
Aggressive Growth Fund	--	258,640	(1,314,452)	--
Large Cap Value Fund	38,581	--	(3,165,513)	4,452,873
Large Cap Stock Fund	128,821	--	41,570	281,289
Large Cap Growth Fund	--	--	(223,354)	4,468,279
Mid Cap Stock Fund	--	--	4,296,831	9,623,617
Small Cap Stock Fund	--	5,604,498	(1,425,853)	--
International Equity Fund	972,736	--	(2,090,744)	7,562,097

* Included in this amount is tax exempt income of $49,868 and $117,981 for New York Tax-Free Money Market Fund and New York Municipal Bond Fund, respectively.

As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation	Capital Loss Carryforward

U.S. Government Money Market Fund	$ 1,248,130	$ --	$ --	$ 11
Tax-Free Money Market Fund	80,235 *	--	--	1,559
Pennsylvania Tax-Free Money Market Fund	5,032 *	--	--	27
Pennsylvania Municipal Bond Fund	689,518 *	--	13,666,702	5,282,621
Maryland Municipal Bond Fund	387,116 *	--	6,289,185	263,895
Intermediate-Term Bond Fund	1,193,237	2,740,506	4,367,022	15,732,477
Income Fund	2,007,652	4,473,352	4,292,229	1,136,562
Balanced Fund	193,885	--	12,801,296	62,069,293
Social Balanced Fund	63,395	27,439	112,782	610,347
Equity Income Fund	19,293	--	10,801,533	962,559
Equity Index Fund	144,354	--	(15,814,616)	9,081,777
Multi Cap Growth Fund	--	--	22,795,487	70,470,459
Mid Cap Growth Fund	--	--	14,890,996	9,024,351
Small Cap Growth Fund	--	--	37,881,516	16,507,303

* Included in this amount is tax exempt income (in thousands) of $80,235, $5,032, $686,924 and $387,116 for Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund, respectively.

For federal income tax purposes, the following amounts apply as of October 31, 2003:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

U.S. Treasury Money Market Fund	$ 1,087,653,771	$ --	$ --	$ --
U.S. Government Money Market Fund	2,406,548,493	--	--	--
Tax Free Money Market Fund	171,899,948	--	--	--
Money Market Fund	2,278,335,246	--	--	--
Prime Money Market Fund	283,468,265	--	--	--
New York Tax-Free Money Market Fund	190,610,994	--	--	--
Pennsylvania Tax-Free Money Market Fund	17,163,137	--	--	--
Short Duration Government Bond	168,040,138	70,112	--	70,112
Short-Term Corporate Bond Fund	61,163,883	892,519	13,076	879,443
U.S. Government Bond Fund	240,370,855	6,247,847	1,947,052	4,300,795
New York Municipal Bond Fund	84,026,281	3,574,995	417,045	3,157,950
Pennsylvania Municipal Bond Fund	223,082,407	14,253,937	566,505	13,687,432
Maryland Municipal Bond Fund	118,066,901	6,791,239	502,054	6,289,185
Intermediate-Term Bond Fund	265,863,461	5,952,834	1,585,812	4,367,022
Income Fund	259,537,829	5,314,413	1,022,184	4,292,229
Conservative Growth Fund	7,233,029	293,606	82,119	211,487
Moderate Growth Fund	24,198,798	1,473,605	288,846	1,184,759
Aggressive Growth Fund	11,197,106	806,907	516,383	290,524
Balanced Fund	167,621,278	19,843,408	7,042,112	12,801,296
Social Balanced Fund	3,739,803	182,182	69,400	112,782
Equity Income Fund	63,710,874	13,219,538	2,418,005	10,801,533
Large Cap Value Fund	61,802,903	9,278,711	3,074,556	6,204,155
Equity Index Fund	131,785,493	14,743,691	30,558,307	(15,814,616)
Large Cap Stock Fund	403,330,658	105,422,833	14,761,404	90,661,429
Large Cap Growth Fund	19,217,127	2,151,468	498,487	1,652,981
Multi Cap Growth Fund	135,459,226	25,286,709	2,491,222	22,795,487
Mid Cap Stock Fund	107,694,574	22,671,697	1,514,262	21,157,435
Mid Cap Growth Fund	68,003,170	16,257,279	1,366,283	14,890,996
Small Cap Stock Fund	110,250,954	44,629,413	4,416,312	40,213,101
Small Cap Growth Fund	150,721,565	40,136,724	2,255,208	37,881,516
International Equity Fund	92,933,836	13,999,624	2,660,747	11,338,877

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain forward foreign currency contracts and on investments in passive foreign investment companies and the amortization/accretion tax elections on fixed income securities.

At April 30, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in							Total Capital Loss
Fund Name	2004	2006	2007	2008	2009	2010	2011	Carry forwards

U.S. Treasury Money Market Fund	$ --	$ --	$424	$ --	$ --	$ --	$ --	$ 424
Money Market Fund	--	--	--	--	--	--	13,758	13,758
New York Tax-Free Money Market Fund	9	--	--	--	--	--	--	9
Short Duration Government Bond Fund	--	--	67,802	616,878	306,358	245,606	47,343	1,283,987
Short-Term Corporate Bond Fund	--	--	--	185,000	555,000	--	1,006,195	1,746,195
Large Cap Value Fund	--	--	--	--	--	60,485	4,392,388	4,452,873
Large Cap Stock Fund	--	--	--	--	--	--	281,289	281,289
Large Cap Growth Fund	--	--	--	--	725,317	1,368,709	2,374,253	4,468,279
Mid Cap Stock Fund	--	1,359,961	1,947,176	--	--	2,587,451	3,729,029	9,623,617
International Equity Fund		--	--	--	--	2,833,748	4,728,349	7,562,097

At October 31, 2003, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in							Total Capital Loss
Fund Name	2005	2006	2007	2008	2009	2010	2011	Carryforwards

U.S. Government Money Market Fund	$ --	$ --	$ --	$ --	$ --	$ --	$ 11	$ 11
Tax-Free Money Market Fund	--	114	--	875	--	570	--	1,559
Pennsylvania Tax Free Money Market Fund	--	--	--	--	--	27	--	27
Pennsylvania Municipal Bond Fund	--	--	2,865,715	2,374,546	42,360	--	--	5,282,621
Maryland Municipal Bond Fund	--	--	--	263,895	--	--	--	263,895
Intermediate-Term Bond Fund	--	--	7,415,940	8,316,537	--	--	--	15,732,477
Income Fund	745,011	391,551	--	--	--	--	--	1,136,562
Balanced Fund	--	--	--	--	12,284,765	42,513,889	7,270,639	62,069,293
Social Balanced Fund	--	--	--	--	4,105	606,242	--	610,347
Equity Income Fund	--	--	--	--	--	117,574	844,985	962,559
Equity Index Fund	--	--	--	--	601,767	8,316,976	163,034	9,081,777
Multi Cap Growth Fund	--	--	--	--	16,702,661	53,549,164	218,634	70,470,459
Mid Cap Growth Fund	--	--	--	--	--	9,024,351	--	9,024,351
Small Cap Growth Fund	--	--	--	--	7,521,575	8,985,728	--	16,507,303

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee -- Effective August 22, 2003, MTB Investment Advisors, Inc. replaced M&T Asset Management as the Funds' investment adviser. MTB Investment Advisors, Inc. (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee or reimburse a Fund for certain operating expenses. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

U.S. Treasury Money Market Fund	0.50%
U.S. Government Money Market Fund	0.50%
Tax-Free Money Market Fund	0.50%
Money Market Fund	0.50%
Prime Money Market Fund	0.50%
New York Tax-Free Money Market Fund	0.50%
Pennsylvania Tax-Free Money Market Fund	0.50%
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
Intermediate-Term Bond Fund	0.70%
Income Fund	0.60%
Conservative Growth Fund	0.25%
Moderate Growth Fund	0.25%
Aggressive Growth Fund	0.25%
Balanced Fund	0.65%
Social Balanced Fund	0.70%
Equity Income Fund	0.70%
Large Cap Value Fund	0.70%
Equity Index Fund	0.20%
Large Cap Stock Fund	0.85%
Large Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Mid Cap Stock Fund	0.85%
Mid Cap Growth Fund	0.85%
Small Cap Stock Fund	0.85%
Small Cap Growth Fund	0.85%
International Equity Fund	1.00%

Sub-Adviser Fee -- Federated Investment Management Company ("FIMCO") is the sub-adviser to New York Tax-Free Money Market Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from New York Tax-Free Money Market Fund. FIMCO is paid by the Adviser as follows: 0.20% on the first $100 million of average daily net assets; 0.18% on the next $100 million of average daily net assets and 0.15% on average daily net assets over $200 million. FIMCO ceased to be a subadviser on December 16, 2003.

Independence Investment LLC ("Independence") is the sub-adviser to the Mid Cap Stock Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Mid Cap Stock Fund. Independence's fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.40% on the first $500 million average daily net assets and 0.35% on average daily net assets over $500 million.

Montag & Caldwell, Inc. ("Montag & Caldwell") is the sub-adviser to the Large Cap Growth Fund, and receives for its services an allocable portion of the adviser fee that the Adviser receives from Large Cap Growth Fund. Montag & Caldwell's fee is paid by the Adviser and not the Fund. The sub-adviser is paid by the Adviser as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million.

LSV Asset Management ("LSV") is the sub-adviser of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV's fee is paid by the Adviser and not the Fund. LSV is paid by the Adviser as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Mazama Capital Management, Inc. ("Mazama") is the sub-adviser of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Adviser receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. Mazama's fee is paid by the Adviser and not the fund. Mazama is paid by the Adviser as follows: 0.70% of average daily net assets.

UBS Global Asset Management (Americas), Inc. ("UBS Global") is the sub-adviser of International Equity Fund, and receives an allocable portion of the advisory fee the Adviser receives from International Equity Fund. The allocation is based on the amount of securities that UBS Global manages for the Fund. UBS Global's fee is paid by the Adviser and not the Fund. UBS Global is paid by the Adviser as follows: 0.40% on the first $50 million of average daily net assets; 0.35% on the next $150 million of average daily net assets and 0.30% on average daily net assets over $200 million.

Administrative Fee -- Federated Services Company ("FServ") and M&T Securities, Inc. ("M&T Securities") serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $2 billion
0.15%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses -- FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corporation ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional II Shares. The Plan provides that each Fund may incur distribution expenses and/or recordkeeping and administrative expenses of up to 0.25%, 0.75%, 0.75%, 0.25%, 0.25% and 0.25% of the average daily net assets of each Funds' Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional II Shares, respectively, annually to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

Sales Charges -- For the six months ended October 31, 2003, FSC retained the amounts listed in the chart below for sales charges from the sale of Class A Shares and retained CDSC relating to redemptions of Class C Shares.

Fund	Sales Charges from Class A Shares	Sales Charges from Institutional I Shares	CDSC from Class C Shares	CDSC from Institutional I Shares

Short Duration Government Bond	$ 443	--	--	--
Short-Term Corporate Bond Fund	$ 187	--	--	--
U.S. Government Bond Fund	$ 3,550	--	--	--
New York Municipal Bond Fund	$ 17,260	--	--	--
Pennsylvania Municipal Bond Fund	$ 457	--	--	--
Maryland Municipal Bond Fund	$ 212	--	--	--
Intermediate-Term Bond Fund	$ 144	--	--	--
Income Fund	$ 227	--	--	--
Conservative Growth Fund	$ 26	--	--	--
Aggressive Growth Fund	$ 29	--	--	--
Balanced Fund	$ 1,219	--	--	--
Equity Income Fund	$ 301	--	--	--
Large Cap Value Fund	$ 395	--	--	--
Equity Index Fund	$ 353	--	--	--
Large Cap Stock Fund	$ 1,079	--	--	--
Large Cap Growth Fund	$ 736	--	--	--
Multi Cap Growth Fund	$ 684	--	--	--
Mid Cap Stock Fund	$ 1,486	--	--	--
Mid Cap Growth Fund	$ 488	--	--	--
Small Cap Stock Fund	$ 1,545	--	--	--
Small Cap Growth Fund	$ 2,674	--	--	--
International Equity Fund	$ 260	--	$ 10,087	--

See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated funds which are distributed by an affiliate of the Funds' distributor. Income distributions earned by the Fund are recorded as income in the accompanying financial statements as follows:

Fund	Affiliated Fund Name	Income from Affiliated Issuer

Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Cash Trust	$ 6,391
Maryland Municipal Bond Fund	Maryland Municipal Cash Trust	$ 6,193
Conservative Growth Fund	MTB Prime Money Market Fund	$ 2,374
	MTB Short-Term Corporate Bond Fund	$ 2,103
	MTB Short Duration Government Bond Fund	$ 26,214
	MTB Large Cap Value Fund	$ 2,265
	MTB Large Cap Stock Fund	$ 2,121
	MTB Intermediate-Term Bond Fund	$ 14,872
	MTB U.S. Government Bond Fund	$ 39,144

	Total	$ 89,093

Moderate Growth Fund	MTB Prime Money Market Fund	$ 5,020
	MTB Short-Term Corporate Bond Fund	$ 3,721
	MTB Short Duration Government Bond Fund	$ 21,962
	MTB Large Cap Value Fund	$ 12,368
	MTB Large Cap Stock Fund	$ 8,490
	MTB Intermediate-Term Bond Fund	$ 35,428
	MTB U.S. Government Bond Fund	$ 74,682

	Total	$ 161,671

Aggressive Growth Fund	MTB Prime Money Market Fund	$ 1,317
	MTB Short-Term Corporate Bond Fund	$ 841
	MTB Large Cap Value Fund	$ 6,363
	MTB Large Cap Stock Fund	$ 7,325
	MTB U.S. Government Bond Fund	$ 12,534

	Total	$ 28,380

General -- Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions -- During the six months ended October 31, 2003, New York Tax-Free Money Market Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and or common officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $82,605,000 and $80,200,000, respectively.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2003, were as follows:

Fund Name	Purchases	Sales

Short-Term Corporate Bond Fund	$ 12,588,213	$ 14,248,729
U.S. Government Bond Fund	57,022,913	45,232,400
New York Municipal Bond Fund	16,745,118	13,535,886
Pennsylvania Municipal Bond Fund	6,269,941	12,453,696
Maryland Municipal Bond Fund	11,240,723	13,244,975
Intermediate-Term Bond Fund	325,738,728	291,707,514
Income Fund	62,694,288	67,613,287
Conservative Growth Fund	1,765,119	719,332
Moderate Growth Fund	10,382,899	3,607,435
Aggressive Growth Fund	3,263,756	479,008
Balanced Fund	30,924,256	44,633,331
Social Balanced Fund	1,018,176	1,042,521
Equity Income Fund	14,385,466	10,814,728
Large Cap Value Fund	16,612,562	7,394,712
Equity Index Fund	25,826,834	23,358,946
Large Cap Stock Fund	328,965,082	99,377,556
Large Cap Growth Fund	7,472,193	6,257,488
Multi Cap Growth Fund	42,795,153	46,210,914
Mid Cap Stock Fund	62,228,383	59,817,688
Mid Cap Growth Fund	57,245,411	62,162,560
Small Cap Stock Fund	34,593,334	36,753,770
Small Cap Growth	247,543,080	233,325,169
International Equity Fund	32,527,954	28,801,557

7. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2003, 61.4% for New York Tax-Free Money Market Fund, 56.9% for Pennsylvania Tax-Free Money Market Fund, 35.3% for New York Municipal Bond Fund, 55.9% for Pennsylvania Municipal Bond Fund and 25.4% for Maryland Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one i nstitution or agency did not exceed 9.2% for New York Tax-Free Money Market Fund, 7.4% for Pennsylvania Tax-Free Money Market Fund, 12.7% for New York Municipal Bond Fund, 21.3% for Pennsylvania Municipal Bond Fund and 8.2% for Maryland Municipal Bond Fund of total market value of investments.
International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2003, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets

Agriculture	2.0%
Air Freight & Logistics	0.7%
Automobiles	3.3%
Banking	18.5%
Building Materials & Components	1.7%
Chemicals	1.8%
Commercial Services & Supplies	2.2%
Computers	0.8%
Electric Utilities	2.0%
Electrical & Electronics	2.3%
Engineering & Construction	0.8%
Financial Services	0.7%
Food & Beverage & Tobacco	7.2%
Forest Products & Paper	1.7%
Health & Personal Care	1.3%
Household Durables	1.9%
Insurance	2.7%
Manufacturing	2.2%
Media	4.4%
Metals & Mining	1.2%
Multi-Utilities & Unregulated Power	0.5%
Office Electronics	0.8%
Oil & Gas	9.1%
Pharmaceuticals	10.4%
Real Estate	1.2%
Retail	1.5%
Semiconductor Equipment & Products	1.2%
Telecommunications	9.1%
Transportation	1.6%
Utilities	0.8%
Water	0.4%

8. Line of Credit

The Funds (except Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) entered into a $10,000,000 unsecured, committed revolving line of credit ("LOC") agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2003.

9. Federal Tax Information

For the tax year ended October 31, 2003 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003 (the "Tax Relief Act"). The Funds will designate the amount allowable under the Tax Relief Act as subject to such maximum tax rate. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

At October 31, 2003, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

Fund Name

Tax-Free Money Market Fund	100%
Pennsylvania Tax-Free Money Market Fund	100%
Pennsylvania Municipal Bond Fund	100%
Maryland Municipal Bond Fund	100%

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

[Logo of MTB Group of Funds]

INVESTMENT ADVISOR

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

CO-ADMINISTRATOR

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

SUB-ADVISOR TO MTB
INTERNATIONAL EQUITY FUND

UBS Global Asset Management
(Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604

SUB-ADVISORS TO
MTB SMALL CAP STOCK FUND

LSV Asset Management
1 North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258

SUB-ADVISOR TO MTB MID CAP STOCK FUND

Independence Investment LLC
53 State Street
Boston, MA 02100

SUB-ADVISOR TO
MTB LARGE CAP GROWTH FUND

Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

SUB-ADVISOR TO MTB NEW YORK TAX-FREE MONEY MARKET FUND

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds. Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

29880 (12/03)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB Funds
100 East Pratt Street, 15th floor
Baltimore, MD 21202

MTB-AR-006-1203

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
           (insert name and title)

Date        December 26, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        December 26, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 26, 2003